UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices)           (Zip code)
Randall W. Merk
Schwab Capital Trust
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2008 — January 31, 2009
Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab International Index FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.2%	Common Stock	1,063,897	995,245
0.2%	Preferred Stock	3,449	1,725
—%	Rights	—	26
0.1%	Other Investment Company	1,056	968
99.5%	Total Investments	1,068,402	997,964
0.5%	Other Assets and Liabilities, Net		5,354
100.0%	Total Net Assets		1,003,318

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 99.2% of net assets

Australia 5.2%
Banks 1.5%
Australia & New Zealand Banking Group Ltd.	340,769	2,828
Commonwealth Bank of Australia	232,449	3,949
National Australia Bank Ltd.	311,210	3,670
Westpac Banking Corp.	478,668	4,694

		15,141
Commercial & Professional Supplies 0.1%
Brambles Ltd.	230,929	982
Diversified Financials 0.1%
Macquarie Group Ltd.	41,564	665
Energy 0.4%
Origin Energy Ltd.	135,541	1,194
Santos Ltd.	88,626	795
Woodside Petroleum Ltd.	73,798	1,624

		3,613
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	126,650	1,231
Woolworths Ltd.	204,030	3,551

		4,782
Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	345,984	1,190
Insurance 0.4%
AMP Ltd.	338,260	1,115
QBE Insurance Group Ltd.	163,842	2,464
Suncorp-Metway Ltd.	148,012	690

		4,269
Materials 1.3%
BHP Billiton Ltd.	565,894	10,494
Newcrest Mining Ltd.	74,314	1,440
Rio Tinto Ltd.	47,036	1,221

		13,155
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	90,137	2,125
Real Estate 0.2%
Westfield Group	294,774	2,225
Telecommunication Services 0.4%
Telstra Corp., Ltd.	1,741,441	4,154

		52,301

Austria 0.2%
Banks 0.0%
Erste Group Bank AG	33,336	501
Energy 0.1%
OMV AG	25,065	714
Telecommunication Services 0.1%
Telekom Austria AG	54,842	770

		1,985

Belgium 0.6%
Banks 0.1%
Dexia S.A.	190,576	594
KBC GROEP N.V.	34,679	628

		1,222

Diversified Financials 0.2%

Fortis (a)	391,801	778
Groupe Bruxelles Lambert S.A.	13,694	1,005

		1,783
Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	86,699	2,200
Materials 0.1%
Solvay S.A.	9,904	700

		5,905

Bermuda 0.1%
Retailing 0.1%
Esprit Holdings Ltd.	171,000	908

Canada 8.7%
Banks 2.0%
Bank of Montreal	82,275	2,231
Bank of Nova Scotia	162,452	3,931
Canadian Imperial Bank of Commerce	63,437	2,412
National Bank of Canada	31,831	888
Royal Bank of Canada	223,468	5,542

1

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Toronto-Dominion Bank	140,978	4,576

		19,580
Capital Goods 0.1%
Bombardier, Inc., Class B	239,456	742
Energy 2.6%
Cameco Corp.	53,209	883
Canadian Natural Resources Ltd.	90,117	3,225
Canadian Oil Sands Trust	80,433	1,226
Enbridge, Inc.	59,980	1,968
EnCana Corp.	124,886	5,558
Husky Energy, Inc.	41,610	1,033
Imperial Oil Ltd.	42,557	1,352
Nexen, Inc.	86,621	1,262
Petro-Canada Co.	80,722	1,750
Suncor Energy, Inc.	155,793	2,987
Talisman Energy, Inc.	169,061	1,601
TransCanada Corp.	101,919	2,741

		25,586
Food & Staples Retailing 0.1%
Shoppers Drug Mart Corp.	36,604	1,354
Insurance 0.8%
Manulife Financial Corp.	268,218	4,453
Power Corp. of Canada	55,503	957
Power Financial Corp.	29,666	548
Sun Life Financial, Inc.	97,223	1,979

		7,937
Materials 1.8%
Agnico-Eagle Mines Ltd.	22,340	1,193
Agrium, Inc.	25,529	855
Barrick Gold Corp.	145,335	5,469
Goldcorp, Inc.	121,431	3,597
Kinross Gold Corp.	109,791	1,946
Potash Corp. of Saskatchewan, Inc.	52,112	3,920
Teck Cominco Ltd., Class B	72,800	281
Yamana Gold, Inc.	109,204	885

		18,146
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	81,799	1,284
Technology Hardware & Equipment 0.4%
Research In Motion Ltd. *	78,948	4,364
Telecommunication Services 0.5%
BCE, Inc.	132,156	2,706
Rogers Communications, Inc., Class B	88,664	2,501

		5,207
Transportation 0.3%
Canadian National Railway Co.	77,991	2,733
Canadian Pacific Railway Ltd.	25,153	763

		3,496

		87,696

Denmark 0.8%
Banks 0.1%
Danske Bank A/S	90,729	911
Capital Goods 0.2%
Vestas Wind Systems A/S *	30,401	1,464
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, Class B	82,083	4,373
Transportation 0.1%
AP Moller — Maersk A/S, Series B	179	856

		7,604

Finland 1.0%
Materials 0.1%
UPM-Kymmene Oyj	83,482	789
Technology Hardware & Equipment 0.8%
Nokia Oyj	628,805	7,707
Utilities 0.1%
Fortum Oyj	70,442	1,374

		9,870

France 10.7%
Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, Class B	23,759	929
Renault S.A.	30,704	591

		1,520
Banks 1.1%
BNP Paribas	149,088	5,692
Credit Agricole S.A.	147,374	1,784
Societe Generale	96,194	4,022

		11,498
Capital Goods 1.1%
Alstom S.A.	32,032	1,539
Bouygues S.A.	37,426	1,274
Compagnie de Saint-Gobain	50,838	1,717
Schneider Electric S.A.	40,323	2,552
Vallourec S.A.	8,759	856
Vinci S.A.	82,453	2,813

		10,751
Consumer Durables & Apparel 0.3%
Hermes International	12,189	1,226
LVMH Moet Hennessy Louis Vuitton S.A.	41,709	2,272

		3,498
Consumer Services 0.1%
Accor S.A.	31,214	1,232
Energy 2.0%
Total S.A.	392,725	19,571

2

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Food & Staples Retailing 0.3%
Carrefour S.A.	87,825	2,995
Food, Beverage & Tobacco 0.6%
Groupe Danone	84,558	4,340
Pernod Ricard S.A.	31,805	1,995

		6,335
Health Care Equipment & Services 0.1%
Essilor International S.A.	32,662	1,243
Household & Personal Products 0.3%
L’Oreal S.A.	40,799	2,706
Insurance 0.5%
AXA S.A.	294,219	4,633
Materials 0.4%
Air Liquide S.A.	42,600	3,098
Lafarge S.A.	21,107	969

		4,067
Media 0.5%
Vivendi	189,541	4,883
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi-Aventis	169,305	9,522
Real Estate 0.2%
Unibail-Rodamco	13,688	1,835
Retailing 0.1%
PPR	12,173	614
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	358,710	704
Telecommunication Services 0.7%
France Telecom S.A.	314,026	7,037
Utilities 1.2%
Electricite de France	45,959	2,240
GDF Suez	231,826	8,870
Veolia Environnement	59,345	1,335

		12,445

		107,089

Germany 8.2%
Automobiles & Components 1.0%
Bayerische Motoren Werke AG	54,349	1,289
Daimler AG - Reg’d	159,204	4,460
Volkswagen AG	14,093	4,503

		10,252
Banks 0.1%
Commerzbank AG	120,704	546
Capital Goods 0.9%
MAN AG	17,317	752
Siemens AG	151,578	8,536

		9,288
Consumer Durables & Apparel 0.1%
Adidas AG	34,078	1,179
Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	96,235	2,508
Deutsche Boerse AG	30,300	1,522

		4,030
Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	30,500	1,365
Insurance 1.1%
Allianz SE - Reg’d	75,000	6,288
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	33,894	4,476

		10,764
Materials 0.8%
BASF SE	153,524	4,448
K&S AG	21,600	1,021
Linde AG	23,686	1,579
ThyssenKrupp AG	57,028	1,157

		8,205
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG	126,106	6,694
Merck KGaA	10,800	914

		7,608
Software & Services 0.5%
SAP AG	140,940	4,952
Telecommunication Services 0.6%
Deutsche Telekom AG - Reg’d	491,462	5,931
Transportation 0.2%
Deutsche Post AG - Reg’d	130,927	1,634
Utilities 1.6%
E.ON AG	326,951	10,531
RWE AG	72,176	5,608

		16,139

		81,893

Greece 0.2%
Banks 0.2%
Alpha Bank A.E.	65,044	544
National Bank of Greece S.A.	67,942	1,132
Piraeus Bank S.A.	55,440	366

		2,042

Hong Kong 1.5%
Banks 0.1%
Hang Seng Bank Ltd.	121,836	1,467
Capital Goods 0.2%
Hutchison Whampoa Ltd.	359,370	1,829

3

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	180,018	1,546
Real Estate 0.5%
Cheung Kong (Holdings) Ltd.	244,628	2,257
Sun Hung Kai Properties Ltd.	242,604	2,149
Swire Pacific Ltd., Class A	129,890	839

		5,245
Utilities 0.5%
CLP Holdings Ltd.	323,080	2,187
Hong Kong & China Gas Co., Ltd.	673,200	1,096
Hongkong Electric Holdings Ltd.	218,000	1,277

		4,560

		14,647

Ireland 0.3%
Banks 0.0%
Allied Irish Banks plc	138,658	198
Materials 0.2%
CRH plc	87,100	2,046
Media 0.1%
WPP plc	214,518	1,207

		3,451

Italy 3.1%
Automobiles & Components 0.1%
Fiat S.p.A.	126,888	618
Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A.	595,701	854
Banco Popolare Societa Cooperativa	109,760	626
Intesa Sanpaolo S.p.A.	1,466,075	4,620
UniCredit S.p.A.	2,258,854	3,975
Unione di Banche Italiane S.c.p.A.	102,112	1,271

		11,346
Energy 0.9%
Eni S.p.A.	413,530	8,747
Insurance 0.4%
Assicurazioni Generali S.p.A.	200,755	4,177
Telecommunication Services 0.2%
Telecom Italia S.p.A.	1,666,279	2,047
Utilities 0.4%
Enel S.p.A.	678,565	3,806

		30,741

Japan 19.5%
Automobiles & Components 2.3%
Bridgestone Corp.	95,657	1,216
Denso Corp.	77,600	1,406
Honda Motor Co., Ltd.	253,039	5,815
Nissan Motors Co., Ltd.	337,196	1,016
Toyota Motor Corp.	438,003	14,090

		23,543
Banks 2.3%
Mitsubishi UFJ Financial Group, Inc.	1,710,785	9,490
Mizuho Financial Group, Inc.	1,818,000	4,500
Resona Holdings, Inc.	94,790	1,462
Sumitomo Mitsui Financial Group, Inc.	129,100	5,116
The Bank of Yokohama Ltd.	214,000	1,093
The Sumitomo Trust & Banking Co., Ltd.	282,950	1,388

		23,049
Capital Goods 1.8%
Asahi Glass Co., Ltd.	166,000	867
Daikin Industries Ltd.	43,300	993
Fanuc Ltd.	31,300	1,855
ITOCHU Corp.	237,000	1,152
Komatsu Ltd.	140,609	1,452
Mitsubishi Corp.	224,000	2,960
Mitsubishi Electric Corp.	303,000	1,391
Mitsubishi Heavy Industries Ltd.	565,000	2,135
Mitsui & Co., Ltd.	270,000	2,817
Sumitomo Corp.	188,000	1,701
Sumitomo Electric Industries Ltd.	124,000	933

		18,256
Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	99,000	966
Secom Co., Ltd.	33,500	1,407

		2,373
Consumer Durables & Apparel 0.9%
Nikon Corp.	55,000	573
Panasonic Corp.	308,912	3,748
Sharp Corp.	144,785	1,075
Sony Corp.	167,500	3,264

		8,660
Diversified Financials 0.4%
Daiwa Securities Group, Inc.	219,045	1,210
Nomura Holdings, Inc.	328,000	2,124
ORIX Corp.	16,000	698

		4,032
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	106,200	853
Seven & I Holdings Co., Ltd.	124,203	3,312

		4,165
Food, Beverage & Tobacco 0.5%
Asahi Breweries Ltd.	66,000	1,019
Japan Tobacco, Inc.	750	2,156
Kirin Holdings Co., Ltd.	136,000	1,706

		4,881
Health Care Equipment & Services 0.1%
Terumo Corp.	26,000	883

4

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Household & Personal Products 0.3%
Kao Corp.	78,619	1,909
Shiseido Co., Ltd.	56,000	942

		2,851
Insurance 0.7%
Mitsui Sumitomo Insurance Group Holdings, Inc.	70,562	1,829
Sompo Japan Insurance, Inc.	149,000	929
T&D Holdings, Inc.	37,000	1,196
Tokio Marine Holdings, Inc.	123,900	3,282

		7,236
Materials 0.9%
JFE Holdings, Inc.	81,000	2,013
Nippon Steel Corp.	886,000	2,602
Shin-Etsu Chemical Co., Ltd.	60,560	2,833
Sumitomo Metal Industries Ltd.	564,000	1,129

		8,577
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Astellas Pharma, Inc.	72,370	2,740
Daiichi Sankyo Co., Ltd.	105,500	2,369
Eisai Co., Ltd.	41,000	1,498
Shionogi & Co., Ltd.	59,000	1,264
Takeda Pharmaceutical Co., Ltd.	113,200	5,304

		13,175
Real Estate 0.5%
Mitsubishi Estate Co., Ltd.	195,502	2,564
Mitsui Fudosan Co., Ltd.	135,777	1,751
Sumitomo Realty & Development Co., Ltd.	74,000	847

		5,162
Retailing 0.1%
Yamada Denki Co., Ltd.	15,000	884
Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	28,000	1,026
Software & Services 0.5%
Nintendo Co., Ltd.	17,239	5,344
Technology Hardware & Equipment 1.9%
Canon, Inc.	182,995	4,993
FUJIFILM Holdings Corp.	72,811	1,592
Fujitsu Ltd.	326,000	1,466
Hitachi Ltd.	501,079	1,528
Hoya Corp.	69,607	1,241
Keyence Corp.	6,000	1,091
Kyocera Corp.	27,500	1,765
Murata Manufacturing Co., Ltd.	32,574	1,233
NEC Corp.	321,000	856
Ricoh Co., Ltd.	94,000	1,147
Toshiba Corp.	471,178	1,645

		18,557
Telecommunication Services 1.6%
KDDI Corp.	480	2,997
Nippon Telegraph & Telephone Corp.	137,700	6,669
NTT DoCoMo, Inc.	2,431	4,235
SOFTBANK Corp.	124,000	1,917

		15,818
Transportation 0.8%
Central Japan Railway Co.	284	2,025
East Japan Railway Co.	56,200	3,811
Mitsui O.S.K. Lines Ltd.	175,000	1,000
West Japan Railway Co.	285	1,159

		7,995
Utilities 1.9%
Chubu Electric Power Co., Inc.	106,100	3,011
Kyushu Electric Power Co., Inc.	66,493	1,739
Osaka Gas Co., Ltd.	310,000	1,321
The Kansai Electric Power Co., Inc.	118,000	3,234
The Tokyo Electric Power Co., Inc.	185,890	5,813
Tohoku Electric Power Co., Inc.	74,800	1,926
Tokyo Gas Co., Ltd.	376,201	1,779

		18,823

		195,290

Luxembourg 0.3%
Materials 0.3%
ArcelorMittal	138,332	3,096

Netherlands 2.7%
Capital Goods 0.4%
European Aeronautic Defence & Space Co.	61,252	1,066
Koninklijke (Royal) Philips Electronics N.V.	162,252	2,949

		4,015
Diversified Financials 0.3%
ING Groep N.V. CVA	346,081	2,856
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	201,081	2,411
Food, Beverage & Tobacco 0.7%
Heineken N.V.	39,103	1,149
Unilever N.V. CVA	282,610	6,230

		7,379
Insurance 0.1%
Aegon N.V.	180,648	945
Materials 0.2%
Akzo Nobel N.V.	42,995	1,535
Koninklijke DSM N.V.	30,304	726

		2,261
Media 0.1%
Reed Elsevier N.V.	110,328	1,221

5

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	72,039	1,191
STMicroelectronics N.V.	99,193	511

		1,702
Telecommunication Services 0.4%
Koninklijke (Royal) KPN N.V.	286,040	3,807
Transportation 0.1%
TNT N.V.	61,180	1,061

		27,658

Norway 0.5%
Capital Goods 0.1%
Orkla A.S.A.	136,763	909
Energy 0.3%
StatoilHydro A.S.A.	197,827	3,408
Telecommunication Services 0.1%
Telenor A.S.A.	117,795	769

		5,086

Portugal 0.3%
Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d *	622,781	634
Telecommunication Services 0.1%
Portugal Telecom SGPS S.A. - Reg’d	167,573	1,353
Utilities 0.1%
EDP - Energias de Portugal S.A.	391,312	1,385

		3,372

Singapore 0.6%
Banks 0.4%
DBS Group Holdings Ltd.	175,246	1,009
Oversea-Chinese Banking Corp., Ltd.	437,552	1,468
United Overseas Bank Ltd.	216,233	1,678

		4,155
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,221,237	2,120

		6,275

Spain 4.9%
Banks 1.9%
Banco Bilbao Vizcaya Argentaria S.A.	618,114	5,764
Banco de Sabadell S.A.	185,508	929
Banco Popular Espanol S.A.	197,744	1,355
Banco Santander S.A.	1,311,699	10,614

		18,662
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	33,875	1,359
Energy 0.4%
Compania Espanola de Petroleos S.A.	18,285	1,592
Repsol YPF S.A.	146,355	2,614

		4,206
Retailing 0.1%
Industria de Diseno Textil S.A.	35,569	1,354
Telecommunication Services 1.4%
Telefonica S.A.	775,792	13,754
Transportation 0.1%
Abertis Infraestructuras S.A.	46,952	759
Utilities 0.9%
Gas Natural SDG S.A.	45,433	1,091
Iberdrola S.A.	833,439	6,453
Union Fenosa S.A.	87,788	1,976

		9,520

		49,614

Sweden 1.5%
Banks 0.3%
Nordea Bank AB	346,815	1,834
Skandinaviska Enskilda Banken AB, A Shares	92,075	391
Svenska Handelsbanken AB, A Shares	69,876	762

		2,987
Capital Goods 0.2%
Atlas Copco AB, A Shares	107,348	720
Sandvik AB	179,447	915
Volvo AB, B Shares	188,427	751

		2,386
Diversified Financials 0.1%
Investor AB, B Shares	78,605	911
Retailing 0.3%
Hennes & Mauritz AB, B Shares	77,196	2,979
Technology Hardware & Equipment 0.4%
Telefonaktiebolaget LM Ericsson, B Shares	490,425	3,859
Telecommunication Services 0.2%
TeliaSonera AB	367,528	1,612

		14,734

Switzerland 8.5%
Capital Goods 0.5%
ABB Ltd. - Reg’d *	384,268	4,990

6

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	55,033	807
Diversified Financials 1.1%
Credit Suisse Group AG - Reg’d	163,123	4,163
Julius Baer Holding AG - Reg’d	31,583	937
UBS AG - Reg’d *	482,427	6,050

		11,150
Food, Beverage & Tobacco 2.2%
Nestle S.A. - Reg’d	629,982	21,772
Insurance 0.6%
Swiss Re - Reg’d	56,807	1,507
Zurich Financial Services AG - Reg’d	23,193	4,182

		5,689
Materials 0.4%
Holcim Ltd. - Reg’d	33,680	1,358
Syngenta AG - Reg’d	16,162	3,125

		4,483
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Novartis AG - Reg’d	437,732	17,987
Roche Holding AG	115,876	16,267
Roche Holding AG - Bearer Shares	8,014	1,186

		35,440
Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,760	1,182

		85,513

United Kingdom 19.7%
Banks 2.3%
Barclays plc	1,360,383	2,001
HSBC Holdings plc	1,987,683	15,422
Lloyds Banking Group plc	1,568,325	2,043
Royal Bank of Scotland Group plc	2,730,432	860
Standard Chartered plc	256,270	3,238

		23,564
Capital Goods 0.5%
BAE Systems plc	579,039	3,361
Rolls-Royce Group plc *	309,529	1,478
Rolls-Royce Group plc, C Shares (a)(b) *	17,705,058	—

		4,839
Commercial & Professional Supplies 0.1%
Capita Group plc	102,892	1,035
Diversified Financials 0.1%
Man Group plc	266,983	793
Energy 5.4%
BG Group plc	553,327	7,586
BP plc	3,080,482	21,816
Royal Dutch Shell plc, B Share	448,613	10,650
Royal Dutch Shell plc, Class A	588,320	14,497

		54,549
Food & Staples Retailing 0.8%
J Sainsbury plc	206,980	993
Tesco plc	1,300,800	6,723

		7,716
Food, Beverage & Tobacco 2.5%
British American Tobacco plc	332,606	9,126
Cadbury plc	219,834	1,765
Diageo plc	412,962	5,541
Imperial Tobacco Group plc	164,040	4,486
Unilever plc	208,124	4,565

		25,483
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	97,976	3,773
Insurance 0.5%
Aviva plc	423,498	1,913
Prudential plc	412,192	1,981
Standard Life plc	336,827	1,072

		4,966
Materials 1.4%
Anglo American plc	212,855	3,829
BHP Billiton plc	361,443	6,041
Rio Tinto plc	145,543	3,128
Xstrata plc	100,849	824

		13,822
Media 0.1%
Reed Elsevier plc	184,124	1,383
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
AstraZeneca plc	237,290	9,144
GlaxoSmithKline plc	857,599	15,126
Shire plc	93,522	1,364

		25,634
Real Estate 0.1%
Land Securities Group plc	77,701	774
Retailing 0.1%
Marks & Spencer Group plc	228,045	758
Telecommunication Services 1.8%
BT Group plc	1,259,132	1,907
Vodafone Group plc	8,703,536	16,165

		18,072
Utilities 1.0%
Centrica plc	850,829	3,166
National Grid plc	392,585	3,664
Scottish & Southern Energy plc	146,282	2,515
United Utilities Group plc	107,747	841

		10,186

		197,347

7

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
United States 0.1%
Health Care Equipment & Services 0.1%
Synthes, Inc.	9,366	1,128

Total Common Stock (Cost $1,063,897)		995,245

Preferred Stock 0.2% of net assets

Germany 0.2%
Porsche Automobil Holding SE	14,600	856
Volkswagen AG	17,600	869

Total Preferred Stock (Cost $3,449)		1,725

Rights 0.0% of net assets

Australia 0.0%
Wesfarmers Ltd. (a)*	54,278	26
Belgium 0.0%
Fortis (a)(b)*	358,772	—

Total Rights (Cost $—)		26

Other Investment Company 0.1% of net assets

United States 0.1%
iShares MSCI EAFE Index Fund	25,000	968

Total Other Investment Company (Cost $1,056)		968

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $1,079,556 and the unrealized appreciation and depreciation were $188,909 and ($270,501), respectively, with a net unrealized depreciation of ($81,592).
At 01/31/09, the prices of certain foreign securities held by the fund aggregating $887,098 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by Management.

(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CVA	– Dutch Certificate

Reg’d	– Registered

8

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$110,062
Level 2 - Other Significant Observable Inputs	887,098
Level 3 - Significant Unobservable Inputs	804

Total	$997,964

*	The fund had no other financial instruments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 10/31/08	—
Accrued discount/premiums	—
Realized gain (loss)	(7,089)
Change in unrealized appreciation (depreciation)	7,461
Net purchases (sales)	16
Transfer in and/or out of Level 3	416

Balance as of 1/31/09	$804

REG46820JAN09

9

Schwab Capital Trust
Laudus International MarketMasters FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

93.0%	Common Stock	1,602,476	1,085,131
0.3%	Preferred Stock	4,887	3,914
6.9%	Other Investment Companies	92,718	81,252
0.6%	Short-Term Investments	6,679	6,679
100.8%	Total Investments	1,706,760	1,176,976
(0.8)%	Other Assets and Liabilities Net		(9,910)
100.0%	Net Assets		1,167,066

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 93.0% of net assets

Australia 3.1%
Commercial & Professional Supplies 0.1%
Transfield Services Ltd.	1,191,912	1,441
Consumer Durables & Apparel 0.0%
Billabong International Ltd.	46,100	214
Consumer Services 0.1%
Tatts Group Ltd.	582,800	1,051
Diversified Financials 0.1%
Macquarie Group Ltd.	94,945	1,518
Energy 0.1%
WorleyParsons Ltd.	55,089	513
Food & Staples Retailing 0.4%
Woolworths Ltd.	294,595	5,127
Food, Beverage & Tobacco 0.1%
Lion Nathan Ltd.	130,600	672
Health Care Equipment & Services 0.1%
Ansell Ltd.	52,013	334
Sonic Healthcare Ltd.	150,600	1,319

		1,653
Insurance 0.4%
QBE Insurance Group Ltd.	274,881	4,134
Materials 1.0%
BHP Billiton Ltd.	174,841	3,242
BHP Billiton Ltd. ADR	193,725	7,272
Iluka Resources Ltd. *	141,281	375
Incitec Pivot Ltd.	124,100	204

		11,093
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	72,692	1,714
Real Estate 0.3%
Commonwealth Property Office Fund	7,252,721	3,869
Retailing 0.2%
David Jones Ltd.	1,543,646	2,229
JB Hi-Fi Ltd.	61,299	358

		2,587
Software & Services 0.0%
Computershare Ltd.	90,600	410

		35,996

Austria 0.2%
Capital Goods 0.0%
Andritz AG	2,279	67
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	7,332	199
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Intercell AG *	49,868	1,627

		1,893

Belgium 0.1%
Telecommunication Services 0.1%
Telenet Group Holding N.V. *	44,821	707

Bermuda 2.3%
Banks 0.1%
Credicorp Ltd.	17,024	703
Capital Goods 0.4%
Cooper Industries Ltd., Class A	94,600	2,546
Ingersoll-Rand Co., Ltd., Class A	27,625	448
Noble Group Ltd.	2,501,760	1,685

		4,679
Consumer Services 0.1%
Cafe De Coral Holdings Ltd.	570,000	1,099
Energy 0.5%
Seadrill Ltd.	228,200	1,891
Weatherford International Ltd. *	394,500	4,352

		6,243
Food, Beverage & Tobacco 0.1%
China Green (Holdings) Ltd.	1,023,000	666

1

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Insurance 0.5%
Catlin Group Ltd.	161,011	809
Endurance Specialty Holdings Ltd.	48,960	1,335
Everest Re Group Ltd.	18,600	1,172
Lancashire Holdings Ltd. *	173,190	1,137
PartnerRe Ltd.	26,225	1,718

		6,171
Materials 0.1%
Aquarius Platinum Ltd.	223,433	500
Huabao International Holdings Ltd.	1,855,000	1,187

		1,687
Retailing 0.5%
Signet Jewelers Ltd.	797,860	5,617

		26,865

Brazil 1.3%
Capital Goods 0.0%
Lupatech S.A. *	36,800	392
Consumer Services 0.0%
Anhanguera Educacional Participacoes S.A.	90,400	475
Diversified Financials 0.3%
BM&F BOVESPA S.A.	848,456	2,447
GP Investments Ltd. BDR *	178,100	491

		2,938
Food, Beverage & Tobacco 0.0%
SLC Agricola S.A.	64,300	346
Household & Personal Products 0.0%
Natura Cosmeticos S.A.	46,000	395
Materials 0.5%
Companhia Vale do Rio Doce ADR	435,650	6,147
Real Estate 0.1%
BR Malls Participacoes S.A. *	153,400	714
Software & Services 0.2%
Redecard S.A.	154,400	1,747
Telecommunication Services 0.2%
GVT Holding S.A. *	184,200	1,971
Transportation 0.0%
LLX Logistica S.A. *	73,600	47

		15,172

Canada 5.2%
Banks 0.1%
Laurentian Bank of Canada	29,244	693
Capital Goods 0.1%
SNC-Lavalin Group, Inc.	40,800	1,151
Commercial & Professional Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	9,800	182
Stantec, Inc. *	64,858	1,412

		1,594
Energy 0.9%
Canadian Natural Resources Ltd.	55,150	1,960
Crescent Point Energy Trust	43,300	854
EnCana Corp.	121,020	5,373
Pacific Rubiales Energy Corp. *	28,838	63
Suncor Energy, Inc.	99,950	1,924

		10,174
Food & Staples Retailing 0.5%
Alimentation Couche-Tard, Inc., Class B	52,800	611
Metro, Inc., Class A	68,393	2,186
Shoppers Drug Mart Corp.	98,800	3,656

		6,453
Insurance 0.1%
Manulife Financial Corp.	56,475	935
Materials 1.1%
Agnico-Eagle Mines Ltd.	26,800	1,432
Agrium, Inc.	6,600	221
Potash Corp. of Saskatchewan, Inc.	146,291	10,951

		12,604
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biovail Corp.	42,700	467
Real Estate 0.7%
Brookfield Asset Management, Inc., Class A	140,510	2,217
Morguard Real Estate Investment Trust	252,790	1,845
Northern Property Real Estate Investment Trust	288,700	3,850

		7,912
Software & Services 0.4%
Open Text Corp. *	134,501	4,711
Technology Hardware & Equipment 0.1%
Research In Motion Ltd. *	17,109	948
Telecommunication Services 0.3%
Rogers Communications, Inc., Class B	117,600	3,316
Transportation 0.8%
Canadian National Railway Co.	174,500	6,108
Canadian Pacific Railway Ltd.	112,925	3,417

		9,525
Utilities 0.0%
Fortis, Inc.	26,100	518

		61,001

2

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Cayman Islands 1.7%
Capital Goods 0.1%
China High Speed Transmission Equipment Group Co., Ltd.	1,174,000	1,375
Consumer Durables & Apparel 0.1%
Li Ning Co., Ltd.	573,500	796
Consumer Services 0.1%
Ajisen China Holdings Ltd.	989,000	340
New Oriental Education & Technology Group, Inc. ADR *	20,426	977

		1,317
Energy 0.7%
Noble Corp.	291,600	7,917
Food, Beverage & Tobacco 0.0%
Fresh Del Monte Produce, Inc. *	15,800	381
Health Care Equipment & Services 0.1%
Mindray Medical International Ltd. ADR	36,289	750
Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	634,000	2,109
Retailing 0.0%
Golden Eagle Retail Group Ltd.	563,000	300
New World Department Store China	487,000	189

		489
Software & Services 0.3%
Baidu, Inc. ADR *	6,404	825
Shanda Interactive Entertainment Ltd. ADR *	49,400	1,437
SINA Corp. *	31,750	650
Tencent Holdings Ltd.	112,600	688

		3,600
Technology Hardware & Equipment 0.1%
Comba Telecom Systems Holdings Ltd.	2,438,000	582
Ju Teng International Holdings Ltd. *	3,528,000	835

		1,417
Utilities 0.0%
Xinao Gas Holdings Ltd.	380,000	340

		20,491

China 1.7%
Banks 0.1%
China Merchants Bank Co., Ltd., Class H	479,000	774
Capital Goods 0.2%
China South Locomotive & Rolling Stock Corp., Ltd., Class H *	2,328,125	1,100
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,419,000	1,125

		2,225
Energy 0.1%
China Oilfield Services Ltd., Class H	870,000	683
Food, Beverage & Tobacco 0.1%
China Yurun Food Group Ltd.	1,556,674	1,821
Health Care Equipment & Services 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	748,000	1,272
Insurance 0.2%
China Life Insurance Co., Ltd., Class H	925,000	2,435
Materials 0.7%
AMVIG Holdings Ltd.	10,918,000	6,019
Anhui Conch Cement Co., Ltd., Class H *	194,000	930
China National Building Material Co., Ltd., Class H	1,110,000	1,202

		8,151
Transportation 0.2%
Cosco Pacific Ltd.	2,700,000	2,415

		19,776

Cyprus 0.1%
Energy 0.1%
Prosafe SE *	210,459	801

Denmark 1.2%
Capital Goods 0.1%
Vestas Wind Systems A/S *	31,400	1,512
Insurance 0.1%
Topdanmark A/S *	15,800	1,878
Materials 0.3%
Novozymes A/S, Class B	40,278	3,202
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Genmab A/S *	18,000	747
Novo Nordisk A/S, Class B	136,975	7,298

		8,045

		14,637

Egypt 0.1%
Capital Goods 0.1%
ElSewedy Cables Holding Co. *	68,763	646

3

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Finland 0.1%
Capital Goods 0.1%
Kone Oyj, Class B	71,300	1,491

France 7.9%
Banks 0.8%
BNP Paribas	240,000	9,162
Capital Goods 1.3%
Alstom S.A.	62,275	2,992
Carbone Lorraine S.A.	207,408	5,153
Nexans S.A.	39,728	2,276
Schneider Electric S.A.	26,965	1,707
Societe Industrielle D’Aviations Latecoere S.A. (b)*	248,348	1,532
Vinci S.A.	60,049	2,048

		15,708
Commercial & Professional Supplies 0.1%
Teleperformance	47,869	1,308
Consumer Durables & Apparel 0.5%
LVMH Moet Hennessy Louis Vuitton S.A.	104,700	5,703
Diversified Financials 0.2%
Eurazeo	1,978	67
Financiere Marc de Lacharriere S.A.	54,648	2,019

		2,086
Food, Beverage & Tobacco 0.1%
Groupe Danone ADR	83,200	847
Health Care Equipment & Services 0.2%
bioMerieux	18,993	1,477
Orpea *	39,393	1,371

		2,848
Insurance 0.4%
April Group	29,189	940
AXA S.A.	93,487	1,473
Euler Hermes S.A.	71,260	2,543

		4,956
Media 2.4%
Ipsos	137,753	2,927
M6 Metropole Television	16,600	269
Publicis Groupe	481,900	11,285
Societe Television Francaise 1	816,900	8,778
Vivendi	163,132	4,202

		27,461
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Boiron S.A.	119,729	3,337
Technology Hardware & Equipment 0.9%
Neopost S.A.	132,767	10,675
Telecommunication Services 0.2%
Iliad S.A.	34,860	2,894
Transportation 0.1%
Norbert Dentressangle	22,548	745
Utilities 0.4%
EDF Energies Nouvelles S.A.	70,033	2,715
Sechilienne S.A.	37,635	1,396

		4,111

		91,841

Germany 7.5%
Automobiles & Components 1.5%
Bayerische Motoren Werke AG	316,800	7,513
Daimler AG - Reg’d	317,300	8,890
ElringKlinger AG	169,697	1,512

		17,915
Capital Goods 1.3%
Bilfinger Berger AG	202,112	8,532
Hochtief AG	22,200	759
MTU Aero Engines Holding AG	80,443	2,247
Q-Cells SE *	35,724	872
Vossloh AG	23,644	2,379

		14,789
Commercial & Professional Supplies 0.2%
GfK AG	118,906	2,434
Consumer Durables & Apparel 0.2%
Rational AG	22,104	1,875
Household & Personal Products 0.2%
Beiersdorf AG	42,706	2,090
Insurance 0.8%
Allianz SE - Reg’d	114,600	9,609
Materials 0.5%
BASF SE ADR	82,250	2,393
Symrise AG	429,710	4,004

		6,397
Media 0.1%
CTS Eventim AG	21,330	688
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
QIAGEN N.V. *	351,918	6,018
Retailing 0.5%
Fielmann AG	84,147	5,361
Software & Services 1.0%
SAP AG	262,700	9,230
Software AG	19,294	1,173
United Internet AG - Reg’d	125,100	907
Wirecard AG *	169,675	962

		12,272
Technology Hardware & Equipment 0.3%
Wincor Nixdorf AG	74,760	3,549
Utilities 0.4%
E.ON AG	72,739	2,343

4

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
RWE AG ADR	24,425	1,898

		4,241

		87,238

Greece 0.1%
Consumer Services 0.0%
OPAP S.A.	24,300	707
Diversified Financials 0.1%
Hellenic Exchanges S.A.	156,804	1,002

		1,709

Hong Kong 1.6%
Capital Goods 0.2%
Fong’s Industries Co., Ltd. (b)	12,208,000	2,042
Commercial & Professional Supplies 0.1%
China Everbright International Ltd.	7,988,000	1,532
Consumer Durables & Apparel 0.1%
Arts Optical International Holdings Ltd. (b)	7,676,000	1,603
Energy 0.3%
CNOOC Ltd.	3,584,000	3,085
Real Estate 0.5%
China Overseas Land & Investment Ltd.	768,560	1,005
Franshion Properties China Ltd.	5,818,381	1,299
Shenzhen Investment Ltd.	5,520,000	939
Sino-Ocean Land Holdings Ltd.	2,067,000	1,027
The Link REIT	529,000	990

		5,260
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	758,100	2,309
Transportation 0.2%
Pacific Basin Shipping Ltd.	4,644,000	2,381

		18,212

India 0.9%
Banks 0.1%
Housing Development Finance Corp., Ltd.	34,979	1,083
Indian Bank	383,085	941

		2,024
Consumer Durables & Apparel 0.1%
Titan Industries Ltd.	38,866	717
Consumer Services 0.0%
Educomp Solutions Ltd.	11,241	404
Household & Personal Products 0.2%
Dabur India Ltd.	564,158	1,009
Hindustan Unilever Ltd.	197,974	1,053

		2,062
Materials 0.0%
Asian Paints Ltd.	9,665	155
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Glenmark Pharmaceuticals Ltd. *	31,543	88
Lupin Ltd.	45,780	528

		616
Software & Services 0.2%
Infosys Technologies Ltd.	81,900	2,151
Telecommunication Services 0.1%
Bharti Airtel Ltd. *	127,372	1,630
Utilities 0.1%
GVK Power & Infrastructure Ltd. *	2,570,455	968

		10,727

Indonesia 0.2%
Banks 0.1%
PT Bank Rakyat Indonesia	2,551,500	998
Food, Beverage & Tobacco 0.1%
PT Astra Agro Lestari Tbk	738,500	693
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk *	2,330,500	600

		1,293

		2,291

Ireland 1.5%
Banks 0.2%
Bank of Ireland	3,499,800	2,697
Commercial & Professional Supplies 0.6%
Experian plc	1,140,200	7,096
Food, Beverage & Tobacco 0.3%
Glanbia plc	947,340	3,213
Materials 0.2%
CRH plc	79,947	1,868
Media 0.0%
Independent News & Media plc	1,477,799	501
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc ADR *	60,953	1,225
Transportation 0.1%
Ryanair Holdings plc ADR *	48,600	1,167

		17,767

Israel 0.5%
Capital Goods 0.2%
Elbit Systems Ltd.	61,103	2,706
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd. ADR	88,447	3,666

5

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	104

		6,476
Italy 1.4%
Automobiles & Components 0.1%
Landi Renzo S.p.A.	174,264	703
Capital Goods 0.1%
Astaldi S.p.A.	301,559	1,367
Prysmian S.p.A.	18,900	239
Trevi Finanziaria S.p.A.	6,989	58

		1,664
Consumer Durables & Apparel 0.5%
Luxottica Group S.p.A.	389,600	5,506
Diversified Financials 0.0%
Azimut Holding S.p.A.	102,085	523
Energy 0.2%
Saipem S.p.A.	183,673	2,799
Food, Beverage & Tobacco 0.1%
Davide Campari — Milano S.p.A.	129,311	731
Insurance 0.1%
Mediolanum S.p.A	252,800	978
Transportation 0.3%
Ansaldo STS S.p.A.	193,250	2,342
Autostrada Torino-Milano S.p.A.	101,781	663

		3,005

		15,909

Japan 12.1%
Automobiles & Components 1.3%
F.C.C. Co., Ltd.	389,500	3,834
Honda Motor Co., Ltd.	204,500	4,700
Toyota Motor Corp.	206,000	6,626

		15,160
Banks 0.3%
Seven Bank Ltd.	780	2,364
Suruga Bank Ltd.	126,000	1,109

		3,473
Capital Goods 1.3%
Hankyu Hanshin Holdings, Inc.	229,000	1,254
JGC Corp.	42,000	594
Miura Co., Ltd.	124,100	2,842
Nabtesco Corp.	87,000	531
NGK Insulators Ltd.	94,000	1,208
Taisei Corp.	447,000	987
Takeuchi Mfg Co., Ltd.	197,800	1,468
The Japan Steel Works Ltd.	94,000	1,013
Toyo Engineering Corp.	176,000	570
Toyo Tanso Co., Ltd.	8,600	319
Ushio, Inc.	364,700	4,626

		15,412
Commercial & Professional Supplies 0.3%
Aeon Delight Co., Ltd.	62,000	1,351
Daiseki Co., Ltd.	43,100	660
Meitec Corp.	120,000	1,871

		3,882
Consumer Durables & Apparel 0.5%
Asics Corp.	179,000	1,332
Shimano, Inc.	134,400	4,595

		5,927
Consumer Services 0.0%
Benesse Corp.	9,300	397
Diversified Financials 1.2%
Daiwa Securities Group, Inc.	2,408,300	13,299
Osaka Securities Exchange Co., Ltd.	271	1,230

		14,529
Energy 0.2%
Shinko Plantech Co., Ltd.	254,600	1,955
Food & Staples Retailing 0.2%
FamilyMart Co., Ltd.	43,200	1,578
Matsumotokiyoshi Holdings Co., Ltd.	61,700	1,215

		2,793
Food, Beverage & Tobacco 0.7%
Hokuto Corp.	95,200	2,516
Nippon Meat Packers, Inc.	26,000	327
Toyo Suisan Kaisha Ltd.	106,000	2,795
Unicharm Petcare Corp.	63,500	2,102

		7,740
Health Care Equipment & Services 0.2%
So-net M3, Inc.	261	950
Terumo Corp.	30,100	1,022

		1,972
Household & Personal Products 0.2%
Kobayashi Pharmaceutical Co., Ltd.	56,800	2,146
Materials 0.7%
JSR Corp.	86,500	1,052
Nifco, Inc.	194,200	1,732
Osaka Titanium Technologies Co., Ltd.	11,400	247
Taiyo Ink Mfg. Co., Ltd.	182,900	3,420
Tosoh Corp.	512,000	1,073
Ube Industries Ltd.	381,000	821

		8,345
Media 0.4%
Jupiter Telecommunications Co., Ltd.	3,932	3,717
Sky Perfect JSAT Holdings, Inc.	3,452	1,447

		5,164

6

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Kaken Pharmaceutical Co., Ltd.	237,000	2,603
Shionogi & Co., Ltd.	46,000	986
Tsumura & Co.	70,300	2,317

		5,906
Real Estate 0.2%
AEON Mall Co., Ltd.	20,900	287
Leopalace21 Corp.	30,700	259
Nomura Real Estate Office Fund, Inc.	287	1,805

		2,351
Retailing 0.8%
ABC-Mart, Inc.	57,800	1,897
Fast Retailing Co., Ltd.	9,100	1,148
Nitori Co., Ltd.	46,310	3,269
Point, Inc.	57,400	2,571
Rakuten, Inc. *	1,800	1,061

		9,946
Semiconductors & Semiconductor Equipment 0.7%
Rohm Co., Ltd.	166,600	8,274
Software & Services 0.7%
Capcom Co., Ltd.	162,700	2,907
Kakaku.com, Inc.	323	1,253
Net One Systems Co., Ltd.	1,125	1,975
Nintendo Co., Ltd.	4,900	1,519

		7,654
Technology Hardware & Equipment 1.5%
Canon, Inc.	230,400	6,287
Hosiden Corp.	81,000	946
Nippon Electric Glass Co., Ltd.	99,000	653
OMRON Corp.	766,800	9,133

		17,019
Utilities 0.2%
Osaka Gas Co., Ltd.	420,000	1,789

		141,834

Luxembourg 0.7%
Energy 0.4%
Tenaris S.A. ADR	224,425	4,441
Telecommunication Services 0.3%
Millicom International Cellular S.A.	88,014	3,447

		7,888

Mexico 1.1%
Capital Goods 0.0%
Empresas ICA S.A.B. de C.V. *	271,300	434
Consumer Durables & Apparel 0.0%
Desarrolladora Homex S.A. de C.V. ADR *	24,160	461
Diversified Financials 0.0%
Banco Compartamos S.A. de C.V.	275,400	509
Food, Beverage & Tobacco 0.5%
Fomento Economico Mexicano S.A.B. de C.V.	188,700	5,312
Media 0.6%
Grupo Televisa S.A. ADR	441,700	6,179
Megacable Holdings S.A.B. de C.V. *	340,800	427

		6,606

		13,322

Netherlands 3.4%
Capital Goods 0.4%
Arcadis N.V.	56,898	619
Imtech N.V.	51,172	787
Koninklijke BAM Groep N.V.	204,537	1,740
Koninklijke Boskalis Westminster N.V. , CVA	79,446	1,603

		4,749
Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	27,600	547
Energy 0.8%
Core Laboratories N.V.	22,000	1,478
Fugro N.V., CVA	49,695	1,343
Schlumberger Ltd.	147,575	6,022

		8,843
Food, Beverage & Tobacco 0.1%
Unilever N.V.	47,000	1,033
Materials 0.5%
Akzo Nobel N.V.	155,400	5,548
Media 0.1%
Wolters Kluwer N.V.	55,300	994
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	103,191	1,770
Semiconductors & Semiconductor Equipment 0.4%
ASML Holding N.V.	289,800	4,793
Technology Hardware & Equipment 0.0%
Smartrac N.V. *	24,723	308
Transportation 0.9%
Koninklijke Vopak N.V.	291,023	10,903

		39,488

New Zealand 1.1%
Consumer Services 0.2%
Sky City Entertainment Group Ltd.	1,544,979	2,409
Health Care Equipment & Services 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	3,931,047	6,706
Materials 0.0%
Nufarm Ltd.	32,800	232

7

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Retailing 0.1%
The Warehouse Group Ltd.	593,903	1,099
Transportation 0.2%
Auckland International Airport Ltd.	2,474,582	2,272

		12,718

Norway 0.5%
Consumer Durables & Apparel 0.1%
Ekornes A.S.A.	130,700	1,200
Energy 0.2%
Farstad Shipping A.S.A.	170,950	1,970
TGS Nopec Geophysical Co., A.S.A. *	134,268	767

		2,737
Materials 0.1%
Yara International A.S.A.	16,200	364
Yara International A.S.A. ADR	7,975	181

		545
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Pronova BioPharma A/S *	427,153	1,258

		5,740
Republic of Korea 1.4%
Capital Goods 0.1%
Taewoong Co., Ltd. *	18,662	1,206
Consumer Services 0.2%
MegaStudy Co., Ltd. *	17,040	2,057
Food, Beverage & Tobacco 0.2%
Hite Brewery Co., Ltd. *	2,102	226
Lotte Chilsung Beverage Co., Ltd. *	1,218	762
Nong Shim Co., Ltd. *	7,594	1,099

		2,087
Household & Personal Products 0.1%
LG Household & Health Care Ltd. *	9,224	1,110
Retailing 0.1%
CJ Home Shopping *	48,450	1,503
Semiconductors & Semiconductor Equipment 0.5%
Hynix Semiconductor, Inc. *	80,100	506
Samsung Electronics Co., Ltd.	14,000	4,868

		5,374
Technology Hardware & Equipment 0.1%
Digitech Systems Co., Ltd. *	139,040	1,429
Telecommunication Services 0.1%
KT Freetel Co., Ltd. *	50,500	1,058

		15,824

Singapore 2.3%
Capital Goods 0.3%
Midas Holdings Ltd.	3,027,000	1,029
SembCorp Marine Ltd.	2,165,000	2,219

		3,248
Food & Staples Retailing 0.1%
Olam International Ltd.	1,414,300	1,134
Food, Beverage & Tobacco 0.2%
Wilmar International Ltd.	1,176,000	2,212
Health Care Equipment & Services 0.1%
Parkway Holdings Ltd.	2,529,780	1,908
Real Estate 0.3%
CapitaMall Trust	3,098,000	3,212
Telecommunication Services 0.4%
StarHub Ltd.	3,322,000	4,448
Transportation 0.7%
SIA Engineering Co., Ltd.	2,655,000	3,578
Singapore Airport Terminal Services Ltd.	2,326,000	2,097
SMRT Corp., Ltd.	2,656,000	2,776

		8,451
Utilities 0.2%
Hyflux Ltd.	1,920,000	2,228

		26,841

South Africa 0.3%
Capital Goods 0.0%
Wilson Bayly Holmes-Ovcon Ltd.	55,548	524
Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	111,352	590
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aspen Pharmacare Holdings Ltd. *	54,168	223
Retailing 0.1%
JD Group Ltd.	199,369	708
Telecommunication Services 0.1%
MTN Group Ltd.	119,091	1,129

		3,174

Spain 2.2%
Capital Goods 0.2%
Construcciones y Auxiliar de Ferrocarriles S.A.	3,525	960
Gamesa Corp. Tecnologica S.A.	80,777	1,353

		2,313
Commercial & Professional Supplies 0.6%
Prosegur, Compania de Seguridad S.A. - Reg’d	217,352	6,657

8

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Diversified Financials 0.1%
Bolsas y Mercados Espanoles	53,900	1,168
Food, Beverage & Tobacco 0.1%
Viscofan S.A.	89,030	1,670
Media 0.5%
Gestevision Telecinco S.A.	627,200	5,381
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	63,957	1,121
Retailing 0.1%
Industria de Diseno Textil S.A.	23,992	913
Software & Services 0.1%
Indra Sistemas S.A.	57,000	1,145
Utilities 0.4%
Acciona S.A.	12,800	1,442
Enagas	90,800	1,574
Iberdrola Renovables S.A. *	476,495	1,926

		4,942

		25,310

Sweden 0.9%
Capital Goods 0.5%
Assa Abloy AB, B Shares	664,000	6,641
Consumer Services 0.1%
Betsson AB *	70,655	667
Food, Beverage & Tobacco 0.0%
Swedish Match AB	42,300	571
Health Care Equipment & Services 0.1%
Elekta AB, Class B	61,685	698
Materials 0.1%
Billerud	306,282	617
Retailing 0.1%
Hennes & Mauritz AB, B Shares	49,100	1,895

		11,089

Switzerland 10.7%
Capital Goods 1.0%
ABB Ltd. - Reg’d *	495,459	6,434
Burckhardt Compression Holding AG	3,847	415
Geberit AG - Reg’d	47,400	4,587

		11,436
Commercial & Professional Supplies 1.0%
Adecco S.A. - Reg’d	305,000	10,239
SGS S.A. - Reg’d	1,805	1,909

		12,148
Consumer Durables & Apparel 1.2%
Advanced Digital Broadcast Holdings S.A. Reg’d *	28,472	613
Compagnie Financiere Richemont S.A., Series A	529,500	7,761
Swatch Group AG	49,500	5,512

		13,886
Diversified Financials 2.1%
Credit Suisse Group AG - Reg’d	612,395	15,629
Partners Group Holding AG	16,670	1,107
UBS AG - Reg’d *	654,811	8,212

		24,948
Energy 0.6%
Transocean Ltd. *	121,646	6,644
Food, Beverage & Tobacco 1.1%
Barry Callebaut AG - Reg’d *	1,300	582
Nestle S.A. - Reg’d	132,283	4,572
Nestle S.A. - Reg’d ADR	222,162	7,653

		12,807
Health Care Equipment & Services 0.1%
Galenica AG - Reg’d	4,160	1,302
Insurance 0.4%
Zurich Financial Services AG - Reg’d	24,112	4,348
Materials 0.6%
Givaudan S.A. - Reg’d	9,500	6,435
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Acino Holding AG - Reg’d	3,976	725
Actelion Ltd. - Reg’d *	68,874	3,738
Basilea Pharmaceutica AG - Reg’d *	10,508	1,309
Lonza Group AG - Reg’d	28,637	2,613
Novartis AG - Reg’d	117,800	4,840
Novartis AG ADR	63,850	2,634
Roche Holding AG	30,165	4,235

		20,094
Real Estate 0.2%
PSP Swiss Property AG - Reg’d *	26,602	1,126
Swiss Prime Site AG - Reg’d *	25,483	1,075

		2,201
Transportation 0.7%
Kuehne & Nagel International AG - Reg’d	152,995	8,415

		124,664

Taiwan 0.3%
Consumer Durables & Apparel 0.1%
Giant Manufacturing Co., Ltd.	529,000	1,122
Food & Staples Retailing 0.0%
President Chain Store Corp.	171,000	403
Materials 0.1%
Goldsun Development & Construction Co., Ltd.	5,135,000	1,337

9

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Technology Hardware & Equipment 0.1%
Acer, Inc.	988,000	1,227

		4,089

United Arab Emirates 0.1%
Transportation 0.1%
DP World Ltd.	2,877,735	720
United Kingdom 17.0%
Banks 0.7%
Lloyds Banking Group plc	1,506,400	1,962
Standard Chartered plc	442,116	5,587

		7,549
Capital Goods 3.4%
BAE Systems plc	368,919	2,141
BAE Systems plc ADR	27,050	634
Balfour Beatty plc	106,000	566
Bodycote plc	1,462,433	2,565
Chemring Group plc	82,267	2,732
Chloride Group plc	2,126,959	4,142
Cobham plc	1,330,714	4,105
Invensys plc *	248,600	554
Qinetiq plc	330,487	716
Rolls-Royce Group plc *	987,804	4,716
Spirax-Sarco Engineering plc	152,066	1,825
The Weir Group plc	1,122,195	5,377
Ultra Electronics Holdings plc	376,655	6,310
VT Group plc	419,547	3,601

		39,984
Commercial & Professional Supplies 2.0%
Babcock International Group plc	324,778	2,368
Capita Group plc	388,027	3,901
Connaught plc	143,940	747
De La Rue plc	225,634	3,047
G4S plc	2,292,500	6,330
Intertek Group plc	87,096	1,072
Serco Group plc	912,350	5,778

		23,243
Consumer Durables & Apparel 0.1%
The Berkeley Group Holdings plc *	57,900	660
Consumer Services 0.3%
Domino’s Pizza UK & IRL plc	471,139	1,461
Greene King plc	197,169	1,204
Whitbread plc	54,600	645

		3,310
Diversified Financials 1.3%
Aberdeen Asset Management plc	423,850	788
Ashmore Group plc	192,094	352
BlueBay Asset Management plc	250,468	310
Cattles plc	3,591,535	584
IG Group Holdings plc	496,382	2,079
Man Group plc	492,125	1,461
Provident Financial plc	94,549	1,061
Schroders plc	774,000	8,515

		15,150
Energy 1.1%
AMEC plc	219,290	1,783
BG Group plc	212,926	2,919
Dana Petroleum plc *	86,113	1,124
John Wood Group plc	127,171	356
Petrofac Ltd.	71,253	429
Tullow Oil plc	343,120	3,422
Wellstream Holdings plc	410,167	2,822

		12,855
Food, Beverage & Tobacco 1.4%
British American Tobacco plc	150,178	4,118
British American Tobacco plc ADR	68,775	3,790
Cadbury plc ADR	11,616	375
Diageo plc	444,600	5,965
Diageo plc ADR	45,925	2,496

		16,744
Health Care Equipment & Services 0.1%
SSL International plc	213,603	1,553
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	117,844	4,539
Insurance 0.6%
Admiral Group plc	115,035	1,491
Amlin plc	644,163	3,569
Jardine Lloyd Thompson Group plc	316,108	2,060

		7,120
Materials 1.4%
Croda International plc	448,582	3,231
Rexam plc	963,283	4,326
Rio Tinto plc ADR	45,075	3,910
Vedanta Resources plc	66,900	529
Victrex plc	601,535	3,732

		15,728
Media 1.4%
British Sky Broadcasting Group plc	1,490,431	10,660
Johnston Press plc	2,955,100	370
Thomson Reuters plc	284,600	5,722

		16,752
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
GlaxoSmithKline plc	294,900	5,201
Retailing 0.2%
ASOS plc *	252,608	993
Mothercare plc	43,425	247
Next plc	64,882	1,102

		2,342
Software & Services 0.6%
Autonomy Corp. plc *	287,411	4,519
Blinkx plc *	747,900	157

10

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Micro Focus International plc	265,319	1,159
Playtech Ltd.	153,566	822

		6,657
Technology Hardware & Equipment 1.2%
Halma plc	1,008,051	2,658
Laird plc	1,577,793	2,006
Rotork plc	558,154	5,557
Spectris plc	388,174	2,702
TT electronics plc	3,535,210	1,530

		14,453
Telecommunication Services 0.4%
Inmarsat plc	298,900	1,769
Vodafone Group plc	1,738,694	3,229

		4,998

		198,838

United States 0.2%
Consumer Services 0.1%
Tim Hortons, Inc.	24,562	605
Energy 0.1%
Gran Tierra Energy, Inc. *	275,087	778
Telecommunication Services 0.0%
NII Holdings, Inc. *	29,000	563

		1,946

Total Common Stock (Cost $1,602,476)		1,085,131

Preferred Stock 0.3% of net assets

Brazil 0.2%
Banks 0.0%
Banco Sofisa S.A.	129,875	227
Energy 0.2%
Petroleo Brasileiro S.A.	278,903	3,009

		3,236

Germany 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Biotest AG	13,646	678

Total Preferred Stock (Cost $4,887)		3,914

Other Investment Companies 6.9% of net assets

iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,167,700	2,617
iShares MSCI EAFE Growth Index Fund	22,800	906
iShares MSCI Emerging Markets Index Fund	354,000	8,011
iShares MSCI Japan Index Fund	400,659	3,378
State Street Institutional Liquid Reserves Fund - Institutional Class	64,184,463	64,184
World Index Share ETFs - CSI 300 China Tracker *	758,200	2,156

Total Other Investment Companies (Cost $92,718)		81,252

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.6% of net assets

U.S. Treasury Obligations 0.6%
U.S. Treasury Bill
(0.03)%, 03/26/09 (a)	2	2
(0.02)%, 03/26/09 (a)	6,677	6,677

Total Short-Term Investments (Cost $6,679)		6,679

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/2009, the tax basis cost of the fund’s investments was $1,769,118 and the unrealized appreciation and depreciation were $31,049 and ($623,191), respectively, with a net unrealized depreciation of ($592,142).
At 01/31/09, the prices of certain foreign securities held by the fund aggregating $887,820 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Illiquid security. At the period end, the value of these amounted to $5,177 or 0.4% of net assets.

ADR	- American Depositary Receipt

BDR	- Brazilian depositary receipt

CVA	- Dutch Certificate

Reg’d	- Registered

REIT	- Real Estate Investment Trust
In addition to the above the fund held the following at 01/31/09. All numbers are x1,000 except number of futures contracts.

11

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Contract	Unrealized
	Contracts	Value	Losses $
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/20/09	515	22,794	(619)
S & P 500 Index, e-mini, Long, expires 03/20/09	70	2,879	(71)
S & P 500 Index, Long, expires 03/19/09	60	12,338	(749)

Net unrealized losses on futures			(1,439)

		Amount		Amount
		of		of
	Currency	Currency	Currency	Currency	Unrealized
Expiration	to be	to be	to be	to be	Gains /
Date	Received	Received	Delivered	Delivered	Losses
Forward Foreign Currency Contracts

03/31/2009	USD	1,535	EUR	1,200	322
05/26/2009	USD	7,674	EUR	6,000	1,592
03/17/2009	USD	2,564	JPY	230,123	(68)
03/17/2009	JPY	230,123	USD	2,564	(5)
04/28/2009	USD	13,741	JPY	1,232,100	(525)
02/03/2009	ZAR	1,324	USD	130	(3)
02/02/2009	ZAR	438	USD	43	(1)
05/11/2009	USD	15,613	CHF	18,080	1,491

Total net unrealized gains on Forward Foreign Currency Contracts					2,803

12

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$282,492
Level 2 - Other Significant Observable Inputs	894,484
Level 3 - Significant Unobservable Inputs	—

Total	$1,176,976

*	Other financial instruments include future and forward contracts of ($1,439) and $2,803, respectively.
REG46830JAN09

13

Schwab Capital Trust
Schwab Balanced FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.1%	Other Investment Companies	103,632	78,397
100.1%	Total Investments	103,632	78,397
(0.1)%	Other Assets and Liabilities Net		(59)
100.0%	Net Assets		78,338

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Companies 100.1% of net assets

Laudus Small-Cap MarketMasters Fund, Select Shares (a)	905,491	6,764
Schwab Core Equity Fund (a)	3,417,595	40,806
Schwab Total Bond Market Fund (a)	3,330,586	29,143
State Street Institutional Liquid Reserves Fund - Institutional Class	1,683,851	1,684

Total Other Investment Companies (Cost $103,632)		78,397

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $104,365, and the unrealized appreciation and depreciation were $0 and ($25,968), respectively, with a net depreciation of ($25,968).

(a)	Issuer is affiliated with the fund’s adviser.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

1

Schwab Balanced Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$78,397
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$78,397

*	The fund had no other financial instruments.
REG46831JAN09

2

Schwab Capital Trust
Schwab MarketTrack Growth PortfolioTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

15.5%	Common Stock	69,004	74,422
—%	Foreign Common Stock	75	35
84.5%	Other Investment Companies	519,602	406,350
100.0%	Total Investments	588,681	480,807
0.0%	Other Assets and Liabilities, Net		(91)
100.0%	Total Net Assets		480,716

Security	Number of Shares	Value ($ x 1,000)
Common Stock 15.5% of net assets

Automobiles & Components 0.0%
Ford Motor Co. *	18,103	34
General Motors Corp.	5,425	16
Harley-Davidson, Inc.	3,000	36
Johnson Controls, Inc.	5,400	68
The Goodyear Tire & Rubber Co. *	1,600	10

		164

Banks 0.3%
BB&T Corp.	5,300	105
Comerica, Inc.	1,700	28
Fifth Third Bancorp	5,369	13
First Horizon National Corp.	1,258	12
Hudson City Bancorp, Inc.	3,500	40
Huntington Bancshares, Inc.	2,262	6
KeyCorp	4,400	32
M&T Bank Corp.	998	39
Marshall & Ilsley Corp.	2,056	12
People’s United Financial, Inc.	3,600	59
PNC Financial Services Group, Inc.	3,039	99
Regions Financial Corp.	7,173	25
SunTrust Banks, Inc.	3,500	43
U.S. Bancorp	17,972	267
Wells Fargo & Co.	43,530	823
Zions Bancorp	900	13

		1,616

Capital Goods 1.2%
3M Co.	7,600	409
Caterpillar, Inc.	6,600	204
Cooper Industries Ltd., Class A	1,800	48
Cummins, Inc.	1,600	38
Danaher Corp.	2,800	157
Deere & Co.	4,600	160
Dover Corp.	2,000	57
Eaton Corp.	1,400	62
Emerson Electric Co.	8,000	262
Fastenal Co.	975	33
Flowserve Corp.	600	32
Fluor Corp.	1,600	62
General Dynamics Corp.	4,000	227
General Electric Co.	107,300	1,302
Goodrich Corp.	1,100	42
Honeywell International, Inc.	8,437	277
Illinois Tool Works, Inc.	4,200	137
Ingersoll-Rand Co., Ltd., Class A	3,783	61
ITT Corp.	1,800	81
Jacobs Engineering Group, Inc. *	1,200	46
L-3 Communications Holdings, Inc.	1,100	87
Lockheed Martin Corp.	3,900	320
Masco Corp.	4,500	35
Northrop Grumman Corp.	3,592	173
PACCAR, Inc.	3,543	93
Pall Corp.	1,000	26
Parker Hannifin Corp.	1,725	66
Precision Castparts Corp.	1,400	91
Raytheon Co.	4,500	228
Rockwell Automation, Inc.	1,900	49
Rockwell Collins, Inc.	1,900	72
Textron, Inc.	3,000	27
The Boeing Co.	8,078	342
The Manitowoc Co., Inc.	1,300	7
Tyco International Ltd.	4,950	104
United Technologies Corp.	10,000	480
W.W. Grainger, Inc.	900	66

		5,963

Commercial & Professional Supplies 0.1%
Avery Dennison Corp.	1,200	29
Cintas Corp.	1,638	37
Equifax, Inc.	1,200	30
Iron Mountain, Inc. *	1,900	39
Monster Worldwide, Inc. *	954	9
Pitney Bowes, Inc.	2,300	51
R.R. Donnelley & Sons Co.	2,100	20
Republic Services, Inc.	3,295	85
Robert Half International, Inc.	1,700	29
Stericycle, Inc. *	900	44
The Dun & Bradstreet Corp.	600	46
Waste Management, Inc.	5,517	172

		591

Consumer Durables & Apparel 0.2%
Centex Corp.	1,200	10
Coach, Inc. *	3,600	53
D.R. Horton, Inc.	2,660	16
Eastman Kodak Co.	3,100	14
Fortune Brands, Inc.	1,400	45

1

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Harman International Industries, Inc.	700	11
Hasbro, Inc.	1,650	40
Jones Apparel Group, Inc.	1,200	4
KB HOME	800	9
Leggett & Platt, Inc.	2,000	25
Lennar Corp., Class A	1,300	10
Liz Claiborne, Inc.	1,200	3
Mattel, Inc.	4,150	59
Newell Rubbermaid, Inc.	2,745	22
NIKE, Inc., Class B	4,600	208
Polo Ralph Lauren Corp.	500	20
Pulte Homes, Inc.	2,400	24
Snap-on, Inc.	600	18
The Black & Decker Corp.	900	26
The Stanley Works	600	19
VF Corp.	1,200	67
Whirlpool Corp.	907	30

		733

Consumer Services 0.3%
Apollo Group, Inc., Class A *	1,700	139
Carnival Corp.	4,300	78
Darden Restaurants, Inc.	1,800	47
H&R Block, Inc.	3,400	70
International Game Technology	3,400	36
Marriott International, Inc., Class A	3,900	64
McDonald’s Corp.	12,400	719
Starbucks Corp. *	7,920	75
Starwood Hotels & Resorts Worldwide, Inc.	1,900	29
Wyndham Worldwide Corp.	1,986	12
Wynn Resorts Ltd. *	600	18
Yum! Brands, Inc.	6,240	179

		1,466

Diversified Financials 0.7%
American Capital Ltd.	900	3
American Express Co.	12,300	206
Ameriprise Financial, Inc.	2,300	46
Bank of America Corp.	54,138	356
Bank of New York Mellon Corp.	10,986	283
Capital One Financial Corp.	2,900	46
CIT Group, Inc.	2,000	6
Citigroup, Inc.	49,392	175
CME Group, Inc.	340	59
Discover Financial Services	5,450	39
E*TRADE Financial Corp. *	3,500	4
Federated Investors, Inc., Class B	1,100	21
Franklin Resources, Inc.	1,500	73
IntercontinentalExchange, Inc. *	700	40
Janus Capital Group, Inc.	2,200	12
JPMorgan Chase & Co.	37,615	960
Legg Mason, Inc.	1,200	19
Leucadia National Corp. *	1,500	24
Moody’s Corp.	3,000	64
Morgan Stanley	10,900	220
Northern Trust Corp.	2,200	126
NYSE Euronext	2,500	55
SLM Corp. *	4,110	47
State Street Corp.	3,300	77
T. Rowe Price Group, Inc.	2,400	66
The Charles Schwab Corp. (a)	11,242	153
The Goldman Sachs Group, Inc.	4,179	337
The Nasdaq OMX Group, Inc. *	1,400	31

		3,548

Energy 2.2%
Anadarko Petroleum Corp.	4,836	178
Apache Corp.	3,308	248
Baker Hughes, Inc.	3,360	112
BJ Services Co.	3,000	33
Cabot Oil & Gas Corp.	1,000	27
Cameron International Corp. *	2,200	51
Chesapeake Energy Corp.	3,600	57
Chevron Corp.	21,635	1,526
ConocoPhillips	16,440	781
CONSOL Energy, Inc.	1,800	49
Devon Energy Corp.	4,600	283
El Paso Corp.	6,306	52
ENSCO International, Inc.	1,100	30
EOG Resources, Inc.	2,256	153
Exxon Mobil Corp.	57,298	4,382
Halliburton Co.	9,916	171
Hess Corp.	2,520	140
Marathon Oil Corp.	7,178	195
Massey Energy Co.	800	12
Murphy Oil Corp.	1,600	71
Nabors Industries Ltd. *	2,800	31
National-Oilwell Varco, Inc. *	3,200	85
Noble Corp.	2,600	71
Noble Energy	1,500	73
Occidental Petroleum Corp.	7,800	425
Peabody Energy Corp.	1,900	47
Pioneer Natural Resources Co.	1,200	18
Range Resources Corp.	1,300	47
Rowan Cos., Inc.	1,100	14
Schlumberger Ltd.	11,400	465
Smith International, Inc.	1,900	43
Southwestern Energy Co. *	3,500	111
Spectra Energy Corp.	5,674	82
Sunoco, Inc.	1,400	65
Tesoro Corp.	1,400	24
The Williams Cos., Inc.	5,000	71
Valero Energy Corp.	6,000	145
Weatherford International Ltd. *	5,440	60
XTO Energy, Inc.	4,166	155

		10,583

Food & Staples Retailing 0.5%
Costco Wholesale Corp.	4,400	198
CVS Caremark Corp.	15,264	410
Safeway, Inc.	4,200	90
SUPERVALU, Inc.	2,043	36
Sysco Corp.	6,200	138
The Kroger Co.	7,200	162
Wal-Mart Stores, Inc.	24,800	1,169

2

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Walgreen Co.	9,900	272
Whole Foods Market, Inc.	1,000	10

		2,485

Food, Beverage & Tobacco 1.0%
Altria Group, Inc.	20,300	336
Archer-Daniels-Midland Co.	6,532	179
Brown-Forman Corp., Class B	1,130	51
Campbell Soup Co.	1,800	55
Coca-Cola Enterprises, Inc.	4,000	45
ConAgra Foods, Inc.	4,900	84
Constellation Brands, Inc., Class A *	1,920	28
Dean Foods Co. *	1,300	25
Dr. Pepper Snapple Group, Inc. *	2,500	41
General Mills, Inc.	3,576	212
H.J. Heinz Co.	3,400	124
Kellogg Co.	2,500	109
Kraft Foods, Inc., Class A	14,048	394
Lorillard, Inc.	1,818	108
McCormick & Co., Inc.	1,400	45
Molson Coors Brewing Co., Class B	1,600	65
PepsiCo, Inc.	16,460	827
Philip Morris International, Inc.	20,300	754
Reynolds American, Inc.	2,284	87
Sara Lee Corp.	7,600	76
The Coca-Cola Co.	20,600	880
The Hershey Co.	1,700	63
The J.M. Smucker Co.	2,790	126
The Pepsi Bottling Group, Inc.	1,932	37
Tyson Foods, Inc., Class A	2,500	22

		4,773

Health Care Equipment & Services 0.8%
Aetna, Inc.	5,696	177
AmerisourceBergen Corp.	2,000	73
Baxter International, Inc.	6,100	358
Becton, Dickinson & Co.	2,600	189
Boston Scientific Corp. *	10,887	96
C.R. Bard, Inc.	1,000	86
Cardinal Health, Inc.	4,100	154
CIGNA Corp.	4,200	73
Coventry Health Care, Inc. *	1,650	25
Covidien Ltd.	4,950	190
DENTSPLY International, Inc.	1,300	35
Express Scripts, Inc. *	3,200	172
Hospira, Inc. *	1,530	38
Humana, Inc. *	1,400	53
IMS Health, Inc.	2,300	33
Intuitive Surgical, Inc. *	400	41
Laboratory Corp. of America Holdings *	1,300	77
McKesson Corp.	2,654	117
Medco Health Solutions, Inc. *	5,282	237
Medtronic, Inc.	11,800	395
Patterson Cos., Inc. *	1,300	24
Quest Diagnostics, Inc.	1,802	89
St. Jude Medical, Inc. *	3,500	127
Stryker Corp.	2,884	122
Tenet Healthcare Corp. *	4,650	5
UnitedHealth Group, Inc.	12,600	357
Varian Medical Systems, Inc. *	900	33
WellPoint, Inc. *	5,902	245
Zimmer Holdings, Inc. *	2,300	84

		3,705

Household & Personal Products 0.5%
Avon Products, Inc.	4,800	98
Colgate-Palmolive Co.	5,300	345
Kimberly-Clark Corp.	4,960	255
The Clorox Co.	1,500	75
The Estee Lauder Cos., Inc., Class A	1,100	29
The Procter & Gamble Co.	29,964	1,633

		2,435

Insurance 0.4%
Aflac, Inc.	5,200	121
American International Group, Inc.	25,551	33
Aon Corp.	2,625	97
Assurant, Inc.	1,000	26
Cincinnati Financial Corp.	1,984	43
Genworth Financial, Inc., Class A	3,700	9
Lincoln National Corp.	3,168	48
Loews Corp.	2,202	54
Marsh & McLennan Cos., Inc.	5,200	101
MBIA, Inc. *	1,350	5
MetLife, Inc.	7,310	210
Principal Financial Group, Inc.	3,065	51
Prudential Financial, Inc.	5,200	134
The Allstate Corp.	6,700	145
The Chubb Corp.	3,800	162
The Hartford Financial Services Group, Inc.	2,900	38
The Progressive Corp. *	8,400	102
The Travelers Cos., Inc.	6,453	249
Torchmark Corp.	1,100	33
Unum Group	2,349	33
XL Capital Ltd., Class A	1,300	4

		1,698

Materials 0.5%
Air Products & Chemicals, Inc.	2,300	116
AK Steel Holding Corp.	750	6
Alcoa, Inc.	8,472	66
Allegheny Technologies, Inc.	735	16
Ashland, Inc.	883	7
Ball Corp.	800	31
Bemis Co., Inc.	1,000	23
CF Industries Holdings, Inc.	500	24
E.I. du Pont de Nemours & Co.	9,592	220
Eastman Chemical Co.	800	21
Ecolab, Inc.	2,200	75
Freeport-McMoRan Copper & Gold, Inc.	2,919	73
International Flavors & Fragrances, Inc.	1,100	31

3

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
International Paper Co.	4,846	44
MeadWestvaco Corp.	1,970	23
Monsanto Co.	4,986	379
Newmont Mining Corp.	4,201	167
Nucor Corp.	3,600	147
Owens-Illinois, Inc. *	1,700	32
Pactiv Corp. *	1,500	32
PPG Industries, Inc.	1,700	64
Praxair, Inc.	3,200	199
Rohm & Haas Co.	1,505	83
Sealed Air Corp.	1,764	24
Sigma-Aldrich Corp.	1,200	43
The Dow Chemical Co.	9,394	109
Titanium Metals Corp.	900	6
United States Steel Corp.	900	27
Vulcan Materials Co.	800	40
Weyerhaeuser Co.	2,300	63

		2,191

Media 0.4%
CBS Corp., Class B	7,905	45
Comcast Corp., Class A	31,764	466
Gannett Co., Inc.	2,500	15
Meredith Corp.	500	8
News Corp., Class A	24,300	155
Omnicom Group, Inc.	3,600	93
Scripps Networks Interactive, Class A	800	17
The DIRECTV Group, Inc. *	5,400	118
The Interpublic Group of Cos., Inc. *	3,700	12
The McGraw-Hill Cos., Inc.	3,800	84
The New York Times Co., Class A	1,400	7
The Walt Disney Co.	20,119	416
The Washington Post Co., Class B	25	10
Time Warner, Inc.	39,250	366
Viacom, Inc., Class B *	6,905	102

		1,914

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Abbott Laboratories	15,300	848
Allergan, Inc.	2,600	99
Amgen, Inc. *	12,138	666
Biogen Idec, Inc. *	3,125	152
Bristol-Myers Squibb Co.	19,000	407
Celgene Corp. *	2,600	138
Cephalon, Inc. *	700	54
Eli Lilly & Co.	9,900	364
Forest Laboratories, Inc. *	3,400	85
Genzyme Corp. *	2,400	165
Gilead Sciences, Inc. *	8,600	437
Johnson & Johnson	29,254	1,688
King Pharmaceuticals, Inc. *	2,133	19
Life Technologies Corp. *	885	22
Merck & Co., Inc.	21,600	617
Millipore Corp. *	400	22
Mylan, Inc. *	2,600	29
PerkinElmer, Inc.	1,000	13
Pfizer, Inc.	73,476	1,071
Schering-Plough Corp.	14,100	248
Teva Pharmaceutical Industries Ltd. ADR	689	28
Thermo Fisher Scientific, Inc. *	3,530	127
Waters Corp. *	1,300	47
Watson Pharmaceuticals, Inc. *	1,000	27
Wyeth	13,100	563

		7,936

Real Estate 0.1%
Apartment Investment & Management Co., Class A	1,301	12
AvalonBay Communities, Inc.	600	31
Boston Properties, Inc.	800	35
CB Richard Ellis Group, Inc., Class A *	1,300	5
Developers Diversified Realty Corp.	1,200	6
Equity Residential	2,600	62
General Growth Properties, Inc.	2,400	2
HCP, Inc.	2,200	51
Health Care REIT, Inc.	1,100	42
Host Hotels & Resorts, Inc.	5,000	27
Kimco Realty Corp.	431	6
Plum Creek Timber Co., Inc.	1,700	52
ProLogis	1,700	17
Public Storage	800	49
Simon Property Group, Inc.	2,200	94
Vornado Realty Trust	1,200	61

		552

Retailing 0.5%
Abercrombie & Fitch Co., Class A	800	14
Amazon.com, Inc. *	3,000	176
AutoNation, Inc. *	2,190	20
AutoZone, Inc. *	800	106
Bed Bath & Beyond, Inc. *	2,800	65
Best Buy Co., Inc.	4,505	126
Big Lots, Inc. *	1,100	15
Dillard’s, Inc., Class A	500	2
Expedia, Inc. *	2,000	18
Family Dollar Stores, Inc.	1,700	47
GameStop Corp., Class A *	1,600	40
Genuine Parts Co.	1,800	58
J.C. Penney Co., Inc.	2,800	47
Kohl’s Corp. *	3,200	117
Limited Brands, Inc.	3,738	30
Lowe’s Cos., Inc.	15,200	278
Macy’s, Inc.	5,144	46
Nordstrom, Inc.	2,600	33
Office Depot, Inc. *	3,300	7
RadioShack Corp.	1,900	22
Sears Holdings Corp. *	1,000	41
Staples, Inc.	7,125	114
Target Corp.	8,800	274
The Gap, Inc.	5,300	60
The Home Depot, Inc.	18,936	408
The Sherwin-Williams Co.	1,200	57

4

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The TJX Cos., Inc.	5,200	101
Tiffany & Co.	1,400	29

		2,351

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	3,840	8
Altera Corp.	3,680	57
Analog Devices, Inc.	3,400	68
Applied Materials, Inc.	16,200	152
Broadcom Corp., Class A *	4,350	69
Intel Corp.	59,030	762
KLA-Tencor Corp.	1,800	36
Linear Technology Corp.	3,000	70
LSI Corp. *	3,000	10
MEMC Electronic Materials, Inc. *	2,000	27
Microchip Technology, Inc.	2,000	38
Micron Technology, Inc. *	5,400	20
National Semiconductor Corp.	3,400	35
Novellus Systems, Inc. *	1,325	18
NVIDIA Corp. *	4,200	33
Teradyne, Inc. *	1,700	8
Texas Instruments, Inc.	14,800	221
Xilinx, Inc.	3,200	54

		1,686

Software & Services 1.0%
Adobe Systems, Inc. *	4,800	93
Affiliated Computer Services, Inc., Class A *	1,271	58
Akamai Technologies, Inc. *	1,600	22
Autodesk, Inc. *	2,400	40
Automatic Data Processing, Inc.	5,700	207
BMC Software, Inc. *	2,400	61
CA, Inc.	5,625	101
Citrix Systems, Inc. *	1,800	38
Cognizant Technology Solutions Corp., Class A *	2,800	52
Computer Sciences Corp. *	1,680	62
Compuware Corp. *	3,600	23
Convergys Corp. *	1,354	10
eBay, Inc. *	11,036	133
Electronic Arts, Inc. *	2,866	44
Fidelity National Information Services, Inc.	1,600	25
Fiserv, Inc. *	1,800	57
Google, Inc., Class A *	2,100	711
Intuit, Inc. *	3,944	89
MasterCard, Inc., Class A	700	95
McAfee, Inc. *	1,600	49
Microsoft Corp.	86,420	1,478
Novell, Inc. *	3,200	12
Oracle Corp. *	38,295	645
Paychex, Inc.	3,600	87
Salesforce.com, Inc. *	828	22
Symantec Corp. *	9,321	143
Total System Services, Inc.	2,000	25
VeriSign, Inc. *	2,500	48
Western Union Co.	7,888	108
Yahoo!, Inc. *	12,600	148

		4,686

Technology Hardware & Equipment 1.2%
Agilent Technologies, Inc. *	4,437	80
Amphenol Corp., Class A	1,800	47
Apple, Inc. *	8,000	721
Ciena Corp. *	457	3
Cisco Systems, Inc. *	61,500	921
Corning, Inc.	13,900	140
Dell, Inc. *	23,740	225
EMC Corp. *	23,186	256
FLIR Systems, Inc. *	1,400	35
Harris Corp.	1,400	61
Hewlett-Packard Co.	28,403	987
International Business Machines Corp.	15,620	1,432
Jabil Circuit, Inc.	1,998	12
JDS Uniphase Corp. *	1,573	6
Juniper Networks, Inc. *	4,200	59
Lexmark International, Inc., Class A *	1,300	31
Molex, Inc.	1,875	25
Motorola, Inc.	24,131	107
NetApp, Inc. *	3,400	50
QLogic Corp. *	1,738	20
QUALCOMM, Inc.	16,200	560
SanDisk Corp. *	1,800	21
Sun Microsystems, Inc. *	7,700	32
Tellabs, Inc. *	4,000	16
Teradata Corp. *	2,000	26
Tyco Electronics Ltd.	4,950	70
Xerox Corp.	9,400	62

		6,005

Telecommunication Services 0.6%
American Tower Corp., Class A *	4,100	124
AT&T, Inc.	61,655	1,518
CenturyTel, Inc.	1,350	37
Embarq Corp.	1,428	51
Frontier Communications Corp.	2,576	21
Qwest Communications International, Inc.	15,773	51
Sprint Nextel Corp. *	28,569	69
Verizon Communications, Inc.	27,258	814
Windstream Corp.	3,856	34

		2,719

Transportation 0.3%
Burlington Northern Santa Fe Corp.	3,800	252
C.H. Robinson Worldwide, Inc.	1,700	78
CSX Corp.	4,400	127
Expeditors International of Washington, Inc.	2,000	56
FedEx Corp.	2,920	149
Norfolk Southern Corp.	3,600	138
Ryder System, Inc.	400	13
Southwest Airlines Co.	7,480	53

5

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Union Pacific Corp.	5,000	219
United Parcel Service, Inc., Class B	10,818	460

		1,545

Utilities 0.6%
Allegheny Energy, Inc.	1,070	36
Ameren Corp.	1,800	60
American Electric Power Co., Inc.	3,860	121
CenterPoint Energy, Inc.	2,949	39
CMS Energy Corp.	1,000	12
Consolidated Edison, Inc.	2,100	86
Constellation Energy Group, Inc.	1,700	45
Dominion Resources, Inc.	5,756	202
DTE Energy Co.	1,700	59
Duke Energy Corp.	11,348	172
Dynegy, Inc., Class A *	3,100	6
Edison International	3,200	104
Entergy Corp.	2,100	160
EQT Corp.	1,300	44
Exelon Corp.	6,524	354
FirstEnergy Corp.	3,195	160
FPL Group, Inc.	3,800	196
Integrys Energy Group, Inc.	165	7
Nicor, Inc.	500	17
NiSource, Inc.	2,646	26
Pepco Holdings, Inc.	2,000	36
PG&E Corp.	4,000	155
Pinnacle West Capital Corp.	800	27
PPL Corp.	3,600	110
Progress Energy, Inc.	2,475	96
Public Service Enterprise Group, Inc.	4,600	145
Questar Corp.	1,200	41
SCANA Corp.	1,200	41
Sempra Energy	2,103	92
Southern Co.	7,200	241
TECO Energy, Inc.	1,300	16
The AES Corp. *	6,000	47
Wisconsin Energy Corp.	1,200	53
Xcel Energy, Inc.	3,850	71

		3,077

Total Common Stock (Cost $69,004)		74,422

Foreign Common Stock 0.0% of net assets

Bermuda 0.0%
Invesco Ltd.	2,983	35

Total Foreign Common Stock (Cost $75)		35

Other Investment Companies 84.5% of net assets

Schwab Institutional Select S&P 500 Fund (a)	18,119,225	117,956
Schwab International Index Fund, Select Shares (a)	8,098,683	94,026
Schwab Small-Cap Index Fund, Select Shares (a)	8,699,038	96,559
Schwab Total Bond Market Fund (a)	8,465,308	74,072
Schwab Value Advantage Money Fund, Institutional Shares (a)	23,737,190	23,737

Total Other Investment Companies (Cost $519,602)		406,350

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $597,607 and the unrealized appreciation and depreciation were $17,262 and ($134,062), respectively, with a net unrealized depreciation of ($116,800).

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

6

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$480,807
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$480,807

*	The fund had no other financial instruments.
REG46835JAN09

7

Schwab Capital Trust
Laudus U.S. MarketMasters FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

88.5%	Common Stock	79,155	55,794
3.6%	Foreign Common Stock	3,181	2,243
6.9%	Other Investment Company	4,376	4,377
0.6%	Short-Term Investment	386	386
99.6%	Total Investments	87,098	62,800
0.4%	Other Assets and Liabilities Net		222
100.0%	Net Assets		63,022

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 88.5% of net assets

Automobiles & Components 0.4%
WABCO Holdings, Inc.	17,000	254

Banks 2.6%
Fifth Third Bancorp	119,167	285
First Horizon National Corp.	26,423	251
Hudson City Bancorp, Inc.	19,305	224
New York Community Bancorp, Inc.	30,920	410
People’s United Financial, Inc.	18,582	304
Synovus Financial Corp.	39,165	155

		1,629

Capital Goods 4.7%
Alliant Techsystems, Inc. *	4,900	396
Dover Corp.	10,850	307
Fluor Corp.	6,100	237
Hexcel Corp. *	40,950	339
Jacobs Engineering Group, Inc. *	5,455	211
Joy Global, Inc.	10,450	218
McDermott International, Inc. *	13,180	137
Precision Castparts Corp.	3,405	221
Rockwell Collins, Inc.	10,500	396
SPX Corp.	7,090	298
The Boeing Co.	2,300	97
URS Corp. *	3,050	104

		2,961

Commercial & Professional Supplies 0.9%
Robert Half International, Inc.	35,000	593

Consumer Durables & Apparel 0.8%
Lennar Corp., Class A	16,400	126
Snap-on, Inc.	7,435	225
Toll Brothers, Inc. *	9,650	164

		515

Consumer Services 4.6%
Burger King Holdings, Inc.	15,000	334
Carnival Corp.	34,600	629
Life Time Fitness, Inc. *	10,000	148
McDonald’s Corp.	7,000	406
Starwood Hotels & Resorts Worldwide, Inc.	33,000	499
Wynn Resorts Ltd. *	6,185	186
Yum! Brands, Inc.	25,500	730

		2,932

Diversified Financials 10.6%
Bank of America Corp.	78,921	519
Bank of New York Mellon Corp.	32,000	824
CIT Group, Inc.	24,500	68
CME Group, Inc.	1,193	208
Discover Financial Services	72,050	515
Federated Investors, Inc., Class B	14,245	278
JPMorgan Chase & Co.	58,340	1,488
Knight Capital Group, Inc., Class A *	26,775	483
Legg Mason, Inc.	39,100	628
Moody’s Corp.	10,100	216
Morgan Stanley	35,000	708
The Goldman Sachs Group, Inc.	9,463	764

		6,699

Energy 6.9%
Anadarko Petroleum Corp.	6,100	224
Apache Corp.	5,300	397
Cameron International Corp. *	10,500	243
Chevron Corp.	3,030	214
ConocoPhillips	15,960	758
CONSOL Energy, Inc.	5,650	154
Gazprom - Reg’d ADR	6,300	82
Helmerich & Payne, Inc.	7,162	161
Marathon Oil Corp.	26,110	711
Murphy Oil Corp.	6,965	308
National-Oilwell Varco, Inc. *	11,900	315
Transocean Ltd. *	10,157	555
Weatherford International Ltd. *	21,950	242

		4,364

Food & Staples Retailing 0.7%
CVS Caremark Corp.	14,075	379
Rite Aid Corp. *	176,200	49

		428

Food, Beverage & Tobacco 2.5%
Dean Foods Co. *	6,460	125
Dr. Pepper Snapple Group, Inc. *	65,311	1,074
General Mills, Inc.	4,000	237

1

Laudus U.S. MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
H.J. Heinz Co.	3,500	128

		1,564

Health Care Equipment & Services 6.6%
Baxter International, Inc.	5,095	299
Beckman Coulter, Inc.	5,350	266
Boston Scientific Corp. *	29,633	263
Cerner Corp. *	11,100	374
Community Health Systems, Inc. *	6,080	113
Eclipsys Corp. *	23,870	209
Edwards Lifesciences Corp. *	4,250	244
Express Scripts, Inc. *	4,839	260
Humana, Inc. *	16,355	621
McKesson Corp.	7,150	316
Medtronic, Inc.	15,700	526
Teleflex, Inc.	8,465	450
Varian Medical Systems, Inc. *	6,240	232

		4,173

Insurance 3.9%
ACE Ltd.	10,518	459
Aon Corp.	5,290	196
Arch Capital Group Ltd. *	8,185	492
Assurant, Inc.	10,160	268
Cincinnati Financial Corp.	4,083	90
MetLife, Inc.	7,500	216
PartnerRe Ltd.	4,000	262
The Allstate Corp.	8,900	193
The Hartford Financial Services Group, Inc.	22,294	293

		2,469

Materials 3.0%
Commercial Metals Co.	33,000	379
Cytec Industries, Inc.	12,125	248
International Flavors & Fragrances, Inc.	11,750	336
Monsanto Co.	6,916	526
Pactiv Corp. *	18,250	395

		1,884

Media 3.5%
Comcast Corp., Special Class A	61,500	854
DISH Network Corp., Class A *	34,890	448
Liberty Media Corp - Entertainment, Series A *	11,070	203
The DIRECTV Group, Inc. *	32,270	707

		2,212

Pharmaceuticals, Biotechnology & Life Sciences 9.2%
Abbott Laboratories	5,095	282
Eli Lilly & Co.	22,105	814
Genentech, Inc. *	11,850	963
Gilead Sciences, Inc. *	25,420	1,290
Schering-Plough Corp.	64,000	1,124
Teva Pharmaceutical Industries Ltd. ADR	17,005	705
Thermo Fisher Scientific, Inc. *	9,650	347
Varian, Inc. *	9,635	268

		5,793

Retailing 4.9%
American Eagle Outfitters, Inc.	27,150	245
Bed Bath & Beyond, Inc. *	8,200	190
Best Buy Co., Inc.	33,415	936
Macy’s, Inc.	27,001	242
Priceline.com, Inc. *	4,746	318
The TJX Cos., Inc.	20,985	408
Tiffany & Co.	27,700	575
Urban Outfitters, Inc. *	9,685	151

		3,065

Semiconductors & Semiconductor Equipment 5.7%
Analog Devices, Inc.	15,100	302
Broadcom Corp., Class A *	21,300	338
Intel Corp.	113,245	1,461
Maxim Integrated Products, Inc.	29,190	386
MEMC Electronic Materials, Inc. *	14,375	195
National Semiconductor Corp.	70,000	710
ON Semiconductor Corp. *	41,011	171

		3,563

Software & Services 4.9%
Accenture Ltd., Class A	9,216	291
Activision Blizzard, Inc. *	30,270	265
Amdocs Ltd. *	18,860	319
Google, Inc., Class A *	978	331
MasterCard, Inc., Class A	2,874	390
Microsoft Corp.	35,950	615
Oracle Corp. *	20,300	342
Paychex, Inc.	8,920	217
Salesforce.com, Inc. *	5,460	145
Visa, Inc., Class A	3,900	192

		3,107

Technology Hardware & Equipment 6.3%
Agilent Technologies, Inc. *	9,400	170
Apple, Inc. *	7,870	709
Avnet, Inc. *	11,850	235
Corning, Inc.	52,085	527
Dell, Inc. *	58,260	554
Hewlett-Packard Co.	42,935	1,492
Nortel Networks Corp. *	2,696	—
QUALCOMM, Inc.	8,455	292

		3,979

Telecommunication Services 2.4%
AT&T, Inc.	15,820	390
Crown Castle International Corp. *	27,260	532
France Telecom S.A.	17,200	386
Level 3 Communications, Inc. *	183,160	183

		1,491

Transportation 0.7%
Union Pacific Corp.	9,800	429

Utilities 2.7%
Consolidated Edison, Inc.	7,895	322

2

Laudus U.S. MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Entergy Corp.	9,520	727
Hawaiian Electric Industries, Inc.	12,340	267
Wisconsin Energy Corp.	8,395	374

		1,690

Total Common Stock (Cost $79,155)		55,794

Foreign Common Stock 3.6% of net assets

Bermuda 0.5%
Diversified Financials 0.5%
Invesco Ltd.	24,804	292

Canada 0.8%
Technology Hardware & Equipment 0.8%
Research In Motion Ltd. *	9,507	527

Hong Kong 0.8%
Diversified Financials 0.3%
Hong Kong Exchanges & Clearing Ltd.	22,100	194
Telecommunication Services 0.5%
China Mobile Ltd.	31,900	290

		484

Singapore 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Verigy Ltd. *	26,782	223

Switzerland 0.4%
Insurance 0.4%
Swiss Re - Reg’d	8,990	240

United Kingdom 0.8%
Insurance 0.8%
Willis Group Holdings Ltd.	19,280	477

Total Foreign Common Stock (Cost $3,181)		2,243

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)
Other Investment Company 6.9% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	4,376,607	4,377

Total Other Investment Company (Cost $4,376)		4,377

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.6% of net assets

U.S. Treasury Bill 0.6%
U.S. Treasury Bill (0.02)%, 03/26/09 (a)	386	386

Total Short-Term Investment (Cost $386)		386

End of Investments.
(All dollar amounts are x1,000)
At 01/31/2009, the tax basis cost of the fund’s investments was $88,744 and the unrealized appreciation and depreciation were $1,141 and ($27,085), respectively, with a net unrealized depreciation of ($25,944).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.
ADR - American Depositary Receipt
Reg’d - Registered
In addition to the above, the fund held the following at 01/31/09. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

S & P 500 Index, Long, expires 03/19/09	14	2,879	(175)

3

Laudus U.S. MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$62,414
Level 2 - Other Significant Observable Inputs	386
Level 3 - Significant Unobservable Inputs	—

Total	$62,800

*	Other financial instruments include future contracts of ($175).
REG46828JAN09

4

Schwab Capital Trust
Schwab Target 2035 FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.4%	Other Investment Companies	9,931	7,751
0.9%	Short-Term Investments	73	73
95.3%	Total Investments	10,004	7,824
4.7%	Other Assets and Liabilities, Net		382
100.0%	Total Net Assets		8,206

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Companies 94.4% of net assets

Equity Funds 70.1%
Laudus International MarketMasters Fund, Select Shares (a)	98,658	986
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	49,323	242
Laudus Rosenberg International Discovery Fund, Select Shares (a)	39,249	242
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a)	24,967	243
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	91,621	538
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	41,167	268
Schwab Core Equity Fund (a)	180,291	2,153
Schwab Dividend Equity Fund, Select Shares (a)	27,829	262
Schwab Global Real Estate Fund, Select Shares (a)	88,791	346
Schwab Small-Cap Equity Fund, Select Shares (a)	54,644	471

		5,751

Fixed-Income Funds 22.4%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	17,042	177
Schwab Inflation Protected Fund, Select Shares (a)	18,933	181
Schwab Short Term Bond Market Fund (a)	10,035	89
Schwab Total Bond Market Fund (a)	159,058	1,392

		1,839

Money Fund 1.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	161,311	161

Total Other Investment Companies (Cost $9,931)		7,751

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.9% of net assets

Commercial Paper & Other Obligations 0.9%
Bank of America, Toronto Time Deposit 0.07%, 02/02/09	10	10
BB&T Bank, Grand Cayman Time Deposit 0.07%, 02/02/09	10	10
Brown Brothers Harriman & Co., Grand Cayman Time Deposit 0.07%, 02/02/09	11	11
Citibank, London Time Deposit 0.07%, 02/02/09	10	10
HSBC Bank USA, Grand Cayman Time Deposit 0.07%, 02/02/09	10	10
JP Morgan Chase, London Time Deposit 0.07%, 02/02/09	11	11
Wells Fargo, Grand Cayman Time Deposit 0.07%, 02/02/09	11	11

Total Short-Term Investments (Cost $73)		73

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09 the tax basis cost of the fund’s investments was $10,103 and the unrealized appreciation and depreciation were $0 and ($2,279), respectively, with a net unrealized depreciation of ($2,279).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$7,751
Level 2 - Other Significant Observable Inputs	73
Level 3 - Significant Unobservable Inputs	—

Total	$7,824

*	The fund had no other financial instruments.
REG46843JAN09

2

Schwab Capital Trust
Schwab Target 2025 FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Other Investment Companies	11,881	9,303
1.1%	Short-Term Investments	101	101
100.0%	Total Investments	11,982	9,404
0.0%	Other Assets and Liabilities, Net		3
100.0%	Total Net Assets		9,407

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Companies 98.9% of net assets

Equity Funds 66.5%
Laudus International MarketMasters Fund, Select Shares (a)	105,494	1,054
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	53,991	265
Laudus Rosenberg International Discovery Fund, Select Shares (a)	41,622	257
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a)	25,403	248
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	101,280	594
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	45,757	297
Schwab Core Equity Fund (a)	201,340	2,404
Schwab Dividend Equity Fund, Select Shares (a)	31,126	293
Schwab Global Real Estate Fund, Select Shares (a)	92,238	360
Schwab Small-Cap Equity Fund, Select Shares (a)	55,747	481

		6,253

Fixed-Income Funds 30.4%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	27,074	281
Schwab Inflation Protected Fund, Select Shares (a)	29,775	285
Schwab Short-Term Bond Market Fund (a)	10,589	94
Schwab Total Bond Market Fund (a)	251,147	2,197

		2,857

Money Fund 2.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	192,962	193

Total Other Investment Companies (Cost $11,881)		9,303

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 1.1% of net assets

Commercial Paper & Other Obligations 1.1%
Bank of America, Time Deposit 0.07%, 02/02/09	21	21
BB&T Bank, Grand Cayman Time Deposit 0.07%, 02/02/09	21	21
Brown Brothers Harriman & Co., Grand Cayman Time Deposit 0.07%, 02/02/09	19	19
Citibank, London Time Deposit 0.07%, 02/02/09	20	20
HSBC Bank USA, Grand Cayman Time Deposit 0.07%, 02/02/09	20	20

Total Short-Term Investments (Cost $101)		101

End of Investments.
(All dollar amounts are x 1,000)
At 1/31/09 the tax basis cost of the fund’s investments was $12,005 and the unrealized appreciation and depreciation were $0 and ($2,601), respectively, with a net unrealized depreciation of ($2,601).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$9,303
Level 2 - Other Significant Observable Inputs	101
Level 3 - Significant Unobservable Inputs	—

Total	$9,404

*	The fund had no other financial instruments.
REG46841JAN09

2

Schwab Capital Trust
Schwab Target 2015 FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.5%	Other Investment Companies	7,932	6,418
0.6%	Short-Term Investments	38	38
99.1%	Total Investments	7,970	6,456
0.9%	Other Assets and Liabilities, Net		57
100.0%	Total Net Assets		6,513

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Companies 98.5% of net assets

Equity Funds 59.6%
Laudus International MarketMasters Fund, Select Shares (a)	64,288	642
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	32,781	161
Laudus Rosenberg International Discovery Fund, Select Shares (a)	25,590	158
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a)	16,609	162
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	63,118	371
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	28,099	183
Schwab Core Equity Fund (a)	124,736	1,489
Schwab Dividend Equity Fund, Select Shares (a)	19,388	182
Schwab Global Real Estate Fund, Select Shares (a)	58,500	228
Schwab Small-Cap Equity Fund, Select Shares (a)	35,267	304

		3,880

Fixed-Income Funds 34.9%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	21,061	219
Schwab Inflation Protected Fund, Select Shares (a)	24,025	229
Schwab Short-Term Bond Market Fund (a)	7,078	63
Schwab Total Bond Market Fund (a)	201,692	1,765

		2,276
Money Fund 4.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	262,000	262

Total Other Investment Companies (Cost $7,932)		6,418

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.6% of net assets

Commercial Paper & Other Obligations 0.6%
Bank of America, Time Deposit 0.07%, 02/02/09	8	8
Brown Brothers Harriman & Co., Grand Cayman Time Deposit 0.07%, 02/02/09	14	14
JP Morgan Chase, Time Deposit 0.07%, 02/02/09	8	8
Wells Fargo, Grand Cayman Time Deposit 0.07%, 02/02/09	8	8

Total Short-Term Investments (Cost $38)		38

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09 the tax basis cost of the fund’s investments was $8,097 and the unrealized appreciation and depreciation were $0 and ($1,641) respectively, with a net unrealized depreciation of ($1,641).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$6,418
Level 2 - Other Significant Observable Inputs	38
Level 3 - Significant Unobservable Inputs	—

Total	$6,456

*	The fund had no other financial instruments.
REG46839JAN09

2

Schwab Capital Trust
Schwab Retirement Income Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.2%	Other Investment Companies	57,801	51,724
0.1%	Short-Term Investment	71	71
99.3%	Total Investments	57,872	51,795
0.7%	Other Assets and Liabilities, Net		372
100.0%	Total Net Assets		52,167

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Companies 99.2% of net assets

Equity Funds 18.5%
Laudus International MarketMasters Fund, Select Shares (a)	241,521	2,413
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	547,940	3,561
Schwab Dividend Equity Fund, Select Shares (a)	389,764	3,664

		9,638

Fixed-Income Funds 60.6%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	261,772	2,720
Schwab Inflation Protected Fund, Select Shares (a)	293,291	2,804
Schwab Premier Income Fund, Institutional Shares (a)	1,166,653	10,791
Schwab Short Term Bond Market Fund (a)	516,755	4,578
Schwab Total Bond Market Fund (a)	1,226,466	10,732

		31,625

Money Fund 20.1%
Schwab Value Advantage Money Fund, Institutional Shares (a)	10,461,000	10,461

Total Other Investment Companies (Cost $57,801)		51,724

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.1% of net assets

Commercial Paper & Other Obligations 0.1%
Citibank, London Time Deposit 0.07%, 02/02/09	71	71

Total Short-Term Investment (Cost $71)		71

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $57,948, and the unrealized appreciation and depreciation were $26 and ($6,179), respectively, with a net unrealized depreciation of ($6,153).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Retirement Income Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$51,724
Level 2 - Other Significant Observable Inputs	71
Level 3 - Significant Unobservable Inputs	—

Total	$51,795

*	The fund had no other financial instruments.
REG46845JAN09

2

Schwab Capital Trust
Schwab Target 2040 Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.3%	Other Investment Companies	132,096	91,105
0.6%	Short-Term Investment	533	533
99.9%	Total Investments	132,629	91,638
0.1%	Other Assets and Liabilities, Net		76
100.0%	Total Net Assets		91,714

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Companies 99.3% of net assets

Equity Funds 77.3%
Laudus International MarketMasters Fund, Select Shares (a)	1,228,301	12,271
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	571,086	2,798
Laudus Rosenberg International Discovery Fund, Select Shares (a)	157,549	974
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	229,358	1,933
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a)	304,439	2,968
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	1,110,880	6,521
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	460,099	2,991
Schwab Core Equity Fund (a)	2,235,528	26,692
Schwab Dividend Equity Fund, Select Shares (a)	372,321	3,500
Schwab Global Real Estate Fund, Select Shares (a)	1,137,513	4,436
Schwab Small-Cap Equity Fund, Select Shares (a)	675,145	5,827

		70,911

Fixed-Income Funds 19.9%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	181,482	1,886
Schwab Inflation Protected Fund, Select Shares (a)	196,672	1,880
Schwab Short Term Bond Market Fund (a)	109,173	967
Schwab Total Bond Market Fund (a)	1,551,085	13,572

		18,305
Money Fund 2.1%
Schwab Value Advantage Money Fund, Institutional Shares (a)	1,888,960	1,889

Total Other Investment Companies (Cost $132,096)		91,105

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.6% of net assets

Commercial Paper & Other Obligations 0.6%
Citibank, London Time Deposit 0.07%, 02/02/09	533	533

Total Short-Term Investment (Cost $533)		533

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09 the tax basis cost of the fund’s investments was $134,327 and the unrealized appreciation and depreciation were $29 and ($42,718) respectively, with a net unrealized depreciation of ($42,689).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$91,105
Level 2 - Other Significant Observable Inputs	533
Level 3 - Significant Unobservable Inputs	—

Total	$91,638

*	The fund had no other financial instruments.
REG46844JAN09

2

Schwab Capital Trust
Schwab Target 2030 Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Other Investment Companies	175,091	124,005
0.2%	Short-Term Investment	329	329
99.9%	Total Investments	175,420	124,334
0.1%	Other Assets and Liabilities, Net		73
100.0%	Total Net Assets		124,407

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Companies 99.7% of net assets

Equity Funds 69.9%
Laudus International MarketMasters Fund, Select Shares (a)	1,462,129	14,607
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	735,500	3,604
Laudus Rosenberg International Discovery Fund, Select Shares (a)	170,645	1,054
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	288,700	2,434
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a)	383,062	3,735
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	1,393,464	8,180
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	590,056	3,835
Schwab Core Equity Fund (a)	2,757,493	32,924
Schwab Dividend Equity Fund, Select Shares (a)	414,489	3,896
Schwab Global Real Estate Fund, Select Shares (a)	1,480,747	5,775
Schwab Small-Cap Equity Fund, Select Shares (a)	809,259	6,984

		87,028

Fixed-Income Funds 27.7%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	339,114	3,524
Schwab Inflation Protected Fund, Select Shares (a)	357,546	3,418
Schwab Short-Term Bond Market Fund (a)	132,772	1,176
Schwab Total Bond Market Fund (a)	3,005,921	26,302

		34,420
Money Fund 2.1%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,556,687	2,557

Total Other Investment Companies (Cost $175,091)		124,005

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.2% of net assets

Commercial Paper & Other Obligations 0.2%
Citibank, London Time Deposit 0.07%, 02/02/09	329	329

Total Short-Term Investment (Cost $329)		329

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09 the tax basis cost of the fund’s investments was $177,623 and the unrealized appreciation and depreciation were $74 and ($53,363), respectively, with a net unrealized depreciation of ($53,289).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$124,005
Level 2 - Other Significant Observable Inputs	329
Level 3 - Significant Unobservable Inputs	—

Total	$124,334

*	The fund had no other financial instruments.
REG46842JAN09

2

Schwab Capital Trust
Schwab Target 2020 Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.0%	Other Investment Companies	208,355	151,563
0.2%	Short-Term Investment	302	302
100.2%	Total Investments	208,657	151,865
(0.2)%	Other Assets and Liabilities, Net		(241)
100.0%	Total Net Assets		151,624

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Companies 100.0% of net assets

Equity Funds 63.4%
Laudus International MarketMasters Fund, Select Shares (a)	1,587,876	15,863
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	759,968	3,724
Laudus Rosenberg International Discovery Fund, Select Shares (a)	140,139	866
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	325,539	2,744
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a)	340,075	3,316
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	1,599,138	9,387
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	658,071	4,277
Schwab Core Equity Fund (a)	3,227,029	38,531
Schwab Dividend Equity Fund, Select Shares (a)	510,025	4,794
Schwab Global Real Estate Fund, Select Shares (a)	1,504,994	5,870
Schwab Small-Cap Equity Fund, Select Shares (a)	778,438	6,718

		96,090

Fixed-Income Funds 34.6%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	514,714	5,348
Schwab Inflation Protected Fund, Select Shares (a)	584,706	5,590
Schwab Short-Term Bond Market Fund (a)	131,525	1,165
Schwab Total Bond Market Fund (a)	4,607,422	40,315

		52,418

Money Fund 2.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	3,055,261	3,055

Total Other Investment Companies (Cost $208,355)		151,563

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.2% of net assets

Commercial Paper & Other Obligations 0.2%
Citibank, London Time Deposit 0.07%, 02/02/09	302	302

Total Short-Term Investment (Cost $302)		302

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09 the tax basis cost of the fund’s investments was $211,708 and the unrealized appreciation and depreciation were $124 and ($59,967), respectively, with a net unrealized depreciation of ($59,843).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$151,563
Level 2 - Other Significant Observable Inputs	302
Level 3 - Significant Unobservable Inputs	—

Total	$151,865

*	The fund had no other financial instruments.
REG46840JAN09

2

Schwab Capital Trust
Schwab Target 2010 Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.9%	Other Investment Companies	93,079	71,694
0.2%	Short-Term Investment	132	132
100.1%	Total Investments	93,211	71,826
(0.1)%	Other Assets and Liabilities, Net		(66)
100.0%	Total Net Assets		71,760

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Companies 99.9% of net assets

Equity Funds 51.9%
Laudus International MarketMasters Fund, Select Shares (a)	621,440	6,208
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	274,005	1,343
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	151,346	1,276
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a)	144,974	1,413
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	643,932	3,780
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	271,378	1,764
Schwab Core Equity Fund (a)	1,246,674	14,885
Schwab Dividend Equity Fund, Select Shares (a)	209,985	1,974
Schwab Global Real Estate Fund, Select Shares (a)	487,518	1,901
Schwab Small-Cap Equity Fund, Select Shares (a)	309,958	2,675

		37,219

Fixed-Income Funds 41.1%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	278,140	2,890
Schwab Inflation Protected Fund, Select Shares (a)	319,335	3,053
Schwab Short Term Bond Market Fund (a)	139,516	1,236
Schwab Total Bond Market Fund (a)	2,552,245	22,332

		29,511

Money Fund 6.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	4,964,107	4,964

Total Other Investment Companies (Cost $93,079)		71,694

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.2% of net assets

Commercial Paper & Other Obligations 0.2%
Citibank, London Time Deposit 0.07%, 02/02/09	132	132

Total Short-Term Investment (Cost $132)		132

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/2009 the tax basis cost of the fund’s investments was $94,401 and the unrealized appreciation and depreciation were $108 and ($22,683), respectively, with a net unrealized depreciation of ($22,575).

(a) Issuer is affiliated with the fund’s adviser.

1

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$71,694
Level 2 - Other Significant Observable Inputs	132
Level 3 - Significant Unobservable Inputs	—

Total	$71,826

*	The fund had no other financial instruments.
REG46838JAN09

2

Schwab Capital Trust
Schwab International Core Equity Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.0%	Common Stock	45,478	27,712
3.5%	Other Investment Companies	1,027	1,013
99.5%	Total Investments	46,505	28,725
0.5%	Other Assets and Liabilities Net		147
100.0%	Net Assets		28,872

	Number	Value
Security	of Shares	($ x 1,000)
Common Stock 96.0% of net assets

Australia 5.1%
Energy 1.4%
Centennial Coal Co., Ltd.	17,457	30
Iluka Resources Ltd. *	75,080	199
Origin Energy Ltd.	18,326	162

		391
Food & Staples Retailing 1.1%
Metcash Ltd.	57,088	151
Woolworths Ltd.	10,345	180

		331
Materials 2.0%
Amcor Ltd.	62,948	213
BHP Billiton Ltd.	10,478	194
BlueScope Steel Ltd.	60,855	134
Boral Ltd.	14,692	31

		572
Software & Services 0.1%
Computershare Ltd.	7,937	36
Utilities 0.5%
AGL Energy Ltd.	16,978	156

		1,486

Austria 1.2%
Banks 0.5%
Erste Group Bank AG	9,545	143
Transportation 0.7%
Oesterreichische Post AG	6,961	217

		360

Brazil 0.3%

Materials 0.3%
Companhia Siderurgica Nacional S.A.	5,500	83

Canada 0.2%
Capital Goods 0.2%
Bombardier, Inc., Class B	17,900	55

China 1.5%
Banks 1.3%
Bank of China Ltd., Class H	282,000	74
China Construction Bank Corp., Class H	360,000	176
Industrial & Commercial Bank of China Ltd., Class H	291,000	123

		373
Real Estate 0.2%
Shui On Land Ltd.	257,000	65

		438

Denmark 1.0%
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
H. Lundbeck A/S	1,441	30
Novo Nordisk A/S, Class B	4,788	255

		285

Finland 0.3%

Software & Services 0.3%
TietoEnator Oyj	8,104	92

France 8.9%
Automobiles & Components 0.4%
Renault S.A.	6,424	124
Capital Goods 1.6%
Alstom S.A.	996	48
Schneider Electric S.A.	3,054	193
Vallourec S.A.	1,531	150
Vinci S.A.	2,109	72

		463
Insurance 1.3%
Axa	14,151	223
CNP Assurances	2,198	146

		369

Media 1.5%
Publicis Groupe	7,517	176
Vivendi S.A.	9,769	252

		428
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Sanofi-Aventis	10,069	566

1

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Software & Services 0.6%
Cap Gemini S.A.	5,137	176
Telecommunication Services 1.6%
France Telecom S.A.	20,191	452

		2,578

Germany 9.3%
Automobiles & Components 0.8%
Daimler AG - Reg’d	7,839	220
Banks 0.4%
Aareal Bank AG	12,798	64
Commerzbank AG	13,437	61

		125
Capital Goods 1.5%
Bilfinger Berger AG	866	36
MAN AG	6,298	274
MTU Aero Engines Holding AG	4,156	116

		426
Consumer Durables & Apparel 1.6%
Adidas AG	9,559	331
Puma AG Rudolf Dassler Sport	819	147

		478
Insurance 0.9%
Muenchener Rueckversicherungs-Gesellschaft AG – Reg’d	1,873	247
Materials 0.4%
BASF SE	4,228	123
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Bayer AG	7,028	373
Merck KGaA	2,719	230

		603
Retailing 0.8%
Fielmann AG	3,626	231
Transportation 0.1%
Deutsche Lufthansa AG — Reg’d	2,358	29
Utilities 0.7%
RWE AG	2,758	214

		2,696

Greece 1.5%
Banks 1.2%
Alpha Bank A.E.	21,928	183
National Bank of Greece S.A.	10,043	168

		351
Consumer Services 0.3%
OPAP S.A.	2,340	68

		419

Hong Kong 4.9%
Capital Goods 1.0%
Hutchison Whampoa Ltd.	58,000	295
Energy 0.6%
CNOOC Ltd.	204,000	176
Real Estate 0.4%
Cheung Kong (Holdings) Ltd.	12,000	111
Telecommunication Services 0.1%
China Mobile Ltd.	3,500	31
Utilities 2.8%
CLP Holdings Ltd.	58,000	393
Hongkong Electric Holdings Ltd.	68,000	398

		791

		1,404

Italy 1.7%
Automobiles & Components 0.2%
Fiat S.p.A.	13,005	63
Capital Goods 0.3%
Prysmian S.p.A.	5,766	73
Diversified Financials 0.5%
IFIL Investments S.p.A.	60,357	149
Insurance 0.1%
Milano Assicurazioni S.p.A.	10,311	28
Media 0.4%
Seat Pagine Gialle S.p.A. *	1,615,272	104
Utilities 0.2%
Enel S.p.A.	10,688	60

		477

Japan 24.4%
Automobiles & Components 1.2%
Nhk Spring Co., Ltd.	41,000	148
The Yokohama Rubber Co., Ltd.	26,000	91
Toyota Motor Corp.	3,200	103

		342
Banks 2.8%
Hokuhoku Financial Group, Inc.	58,000	115
Kiyo Holdings, Inc.	163,000	222
The Daishi Bank Ltd.	15,000	64
The San-in Godo Bank Ltd.	29,000	222
The Sumitomo Trust & Banking Co., Ltd.	40,000	196

		819
Capital Goods 2.9%
Asahi Glass Co., Ltd.	31,000	162
Itochu Corp.	37,000	180
Marubeni Corp.	24,000	85
Mitsubishi Corp.	10,400	137
Mitsui & Co., Ltd.	18,000	188

2

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Sumitomo Corp.	4,700	43
The Furukawa Electric Co., Ltd.	11,000	38

		833
Commercial & Professional Supplies 0.8%
Toppan Forms Co., Ltd.	19,900	218
Consumer Durables & Apparel 0.1%
Sanyo Electric Co., Ltd. *	22,000	34
Consumer Services 0.6%
Oriental Land Co., Ltd.	2,300	175
Diversified Financials 0.8%
Acom Co., Ltd.	30	1
Hitachi Capital Corp.	12,400	151
Takefuji Corp.	12,520	88

		240
Food & Staples Retailing 0.5%
Lawson, Inc.	3,100	153
Food, Beverage & Tobacco 4.3%
Asahi Breweries Ltd.	22,300	344
Nippon Meat Packers, Inc.	12,000	151
Nisshin Seifun Group, Inc.	31,500	342
Sapporo Holdings Ltd.	16,000	74
Toyo Suisan Kaisha Ltd.	12,000	317

		1,228
Household & Personal Products 0.4%
Shiseido Co., Ltd.	7,000	118
Insurance 0.9%
Tokio Marine Holdings, Inc.	9,900	262
Materials 1.1%
Nippon Steel Corp.	86,000	253
Ube Industries Ltd.	35,000	75

		328
Media 0.1%
Toei Co., Ltd.	9,000	39
Real Estate 2.2%
Daito Trust Construction Co., Ltd.	3,500	151
Leopalace21 Corp.	17,000	143
Nomura Real Estate Holdings, Inc.	18,800	333

		627
Semiconductors & Semiconductor Equipment 0.4%
Mimasu Semiconductor Industry Co., Ltd.	10,300	107
Software & Services 0.4%
Hitachi Software Engineering Co., Ltd.	8,000	113
Technology Hardware & Equipment 1.8%
Canon, Inc.	13,000	355
Mitsumi Electric Co., Ltd.	2,500	32
Seiko Epson Corp.	10,500	133

		520
Telecommunication Services 0.7%
NTT DoCoMo, Inc.	118	206
Transportation 1.3%
Mitsui O.S.K. Lines Ltd.	31,000	177
Nippon Yusen Kabushiki Kaisha	40,000	187

		364
Utilities 1.1%
Electric Power Development Co., Ltd.	8,000	309

		7,035

Malaysia 0.2%
Banks 0.2%
Public Bank Berhad	25,600	62

Mexico 0.2%
Materials 0.2%
Grupo Mexico S.A.B. de C.V., Series B	103,008	57

Netherlands 1.9%
Diversified Financials 0.7%
ING Groep N.V. CVA	25,583	211
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	4,277	51
Food, Beverage & Tobacco 0.5%
Unilever N.V.	6,217	137
Technology Hardware & Equipment 0.5%
Gemalto N.V. *	5,918	145

		544

Portugal 0.4%
Telecommunication Services 0.4%
Portugal Telecom SGPS S.A. - Reg’d	14,194	115

Republic of Korea 1.0%
Consumer Services 0.2%
Kangwon Land, Inc. *	7,290	67
Food, Beverage & Tobacco 0.2%
KT&G Corp. *	885	53
Materials 0.6%
Hanwha Corp. *	4,460	92
LG Chem Ltd.	1,370	78

		170

		290

3

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Singapore 0.2%
Transportation 0.2%
Singapore Airlines Ltd.	7,000	51

Spain 3.9%
Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	3,124	29
Banco Santander S.A.	53,055	429

		458
Diversified Financials 0.3%
Corporacion Financiera Alba S.A.	2,221	78
Telecommunication Services 2.0%
Telefonica S.A.	33,083	587

		1,123

Sweden 1.9%
Banks 0.9%
Nordea Bank AB	48,684	257
Capital Goods 1.0%
Alfa Laval AB	13,300	93
Scania AB, B Shares	24,901	200

		293

		550

Switzerland 5.6%
Food, Beverage & Tobacco 1.4%
Nestle S.A. - Reg’d	11,407	394
Health Care Equipment & Services 1.3%
Synthes, Inc.	3,070	370
Insurance 0.3%
Baloise Holding AG, Class R	858	53
Zurich Financial Services AG - Reg’d	222	40

		93
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Novartis AG - Reg’d	13,744	565
Roche Holding AG	1,375	193

		758

		1,615

United Kingdom 20.4%
Banks 0.7%
HSBC Holdings plc	9,463	73
Lloyds TSB Group plc	90,385	118

		191
Capital Goods 0.9%
BAE Systems plc	42,910	249
Commercial & Professional Supplies 0.2%
Regus plc	104,380	72
Diversified Financials 1.4%
Provident Financial plc	18,024	202
Tullett Prebon plc	98,129	216

		418
Energy 6.6%
AMEC plc	21,328	173
BG Group plc	23,237	319
BP plc	81,679	579
Petrofac Ltd.	39,917	240
Royal Dutch Shell plc, Class B	24,476	581

		1,892
Food, Beverage & Tobacco 2.2%
British American Tobacco plc	13,856	380
Cadbury plc	32,498	261

		641
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	2,760	106
Materials 2.5%
Anglo American plc	10,189	183
Antofagasta plc	18,024	108
BHP Billiton plc	3,972	67
Croda International plc	31,479	227
Rexam plc	33,114	149

		734
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
AstraZeneca PLC	10,833	417
GlaxoSmithKline plc	28,636	505

		922
Retailing 0.8%
HMV Group plc	77,366	154
WH Smith plc	17,849	87

		241
Software & Services 0.3%
Logica plc	101,448	96
Transportation 0.6%
Stagecoach Group plc	95,011	166
Utilities 0.6%
Drax Group plc	21,058	169

		5,897

Total Common Stock (Cost $45,478)		27,712

Other Investment Companies 3.5% of net assets

United States 3.5%
iShares MSCI EAFE Index Fund	8,000	310
State Street Institutional Liquid Reserves Fund-Institutional Class	703,042	703

Total Other Investment Companies (Cost $1,027)		1,013

4

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $46,676 and the unrealized appreciation and depreciation were $145 and ($18,096), respectively, with a net unrealized depreciation of ($17,951).
At 01/31/09, the prices of certain foreign securities held by the fund aggregating $27,015, were adjusted from their closing market prices following the guidelines by the fund’s Board of Trustees.

*	Non-income producing security.
CVA — Dutch Certificate
Reg’d — Registered

5

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$1,710
Level 2 - Other Significant Observable Inputs	27,015
Level 3 - Significant Unobservable Inputs	—

Total	$28,725

*	The fund had no other financial instruments.
REG46827JAN09

6

Schwab Capital Trust
Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.1%	Common Stock	20,844	13,423
0.4%	Other Investment Companies	70	54
0.2%	Preferred Stock	62	28
—%	Rights	—	—
—%	Warrants	—	—
0.8%	Short-Term Investment	111	111
99.5%	Total Investments	21,087	13,616
0.5%	Other Assets and Liabilities, Net		75
100.0%	Net Assets		13,691

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 98.1% of net assets

Australia 4.4%
Banks 0.2%
Bank of Queensland Ltd.	1,353	6
Bendigo & Adelaide Bank Ltd.	2,688	17

		23
Capital Goods 0.3%
Alesco Corp., Ltd.	2,865	4
Crane Group Ltd.	1,398	7
CSR Ltd.	9,397	8
GWA International Ltd.	5,517	8
Hills Industries Ltd.	2,691	4
United Group Ltd.	1,542	8

		39
Commercial & Professional Supplies 0.2%
Corporate Express Australia Ltd.	2,163	5
Downer EDI Ltd.	4,269	9
Spotless Group Ltd.	5,506	9
Transfield Services Ltd.	5,474	7
Transpacific Industries Group Ltd.	2,659	4

		34
Consumer Durables & Apparel 0.1%
Billabong International Ltd.	1,440	7
Consumer Services 0.1%
A.B.C. Learning Centres Ltd. (a)(b)	9,091	2
Aristocrat Leisure Ltd.	1,928	5
Flight Centre Ltd.	1,090	4

		11
Diversified Financials 0.3%
Allco Finance Group Ltd. * (a)(b)	23,422	1
ASX Ltd.	1,258	21
Babcock & Brown Ltd. (a)(b)	15,142	2
Challenger Financial Services Group Ltd.	10,739	8
City Pacific Ltd.	3,406	—
Perpetual Ltd.	566	11

		43
Energy 0.3%
Centennial Coal Co., Ltd.	3,575	6
Oil Search Ltd.	7,287	20
Paladin Energy Ltd. *	3,819	7
WorleyParsons Ltd.	636	6

		39
Food & Staples Retailing 0.2%
ABB Grain Ltd.	2,138	9
AWB Ltd.	17,966	25

		34
Food, Beverage & Tobacco 0.2%
Futuris Corp., Ltd.	12,090	4
Goodman Fielder Ltd.	22,796	22

		26
Health Care Equipment & Services 0.6%
Ansell Ltd.	1,198	8
Australian Pharmaceutical Industries Ltd.	11,557	4
Cochlear Ltd.	267	10
Healthscope Ltd.	2,639	7
Primary Health Care Ltd.	1,583	5
Ramsay Health Care Ltd.	1,186	7
Sigma Pharmaceuticals Ltd.	19,268	15
Sonic Healthcare Ltd.	3,482	30

		86
Materials 0.8%
Adelaide Brighton Ltd.	4,351	5
Great Southern Ltd.	20,941	2
Gunns Ltd.	8,061	5
Iluka Resources Ltd. *	10,225	27
Incitec Pivot Ltd.	11,729	19
Minara Resources Ltd.	21,773	5
Newcrest Mining Ltd.	517	10
OneSteel Ltd.	6,375	9
OZ Minerals Ltd. (a)(b)	8,519	3
Sims Group Ltd.	2,244	24

		109
Media 0.2%
APN News & Media Ltd.	2,862	4
Austereo Group Ltd.	6,477	5
Macquarie Communications Infrastructure Group	8,818	5

1

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Macquarie Media Group Ltd.	6,437	3
Seven Network Ltd.	1,385	5
Ten Network Holdings Ltd.	6,101	4
West Australian Newspapers Holdings Ltd.	1,488	4

		30
Real Estate 0.4%
Abacus Property Group	20,833	3
Australand Property Group	35,490	6
Bunnings Warehouse Property Trust	4,012	4
Centro Properties Group *	42,428	2
Commonwealth Property Office Fund	35,481	19
FKP Property Group	7,517	2
ING Industrial Fund	16,228	2
ING Office Fund	38,199	12
Macquarie CountryWide Trust	28,257	4
Macquarie DDR Trust	50,434	2
Valad Property Group	87,726	2

		58
Retailing 0.1%
David Jones Ltd.	5,465	8
Harvey Norman Holdings Ltd.	5,669	7
Pacific Brands Ltd.	21,639	6

		21
Software & Services 0.1%
Computershare Ltd.	2,920	13
Utilities 0.3%
APA Group	8,425	16
Babcock & Brown Infrastructure Group	64,991	3
Babcock & Brown Wind Partners	6,839	4
Envestra Ltd.	29,428	6
SP Ausnet	11,314	7

		36

		609
Austria 0.5%
Automobiles & Components 0.0%
Semperit AG Holding	186	4
Capital Goods 0.1%
A-TEC Industries AG *	208	2
Andritz AG	315	9
Palfinger AG	266	3
Zumtobel AG	114	1

		15
Food, Beverage & Tobacco 0.0%
Agrana Beteiligungs AG	97	5

Materials 0.1%
Lenzing AG	10	2
Mayr-Melnhof Karton AG	113	8
RHI AG *	272	4

		14
Real Estate 0.1%
Atrium European Real Estate Ltd. *	2,841	8
CA Immobilien Anlagen AG *	1,005	5

		13
Transportation 0.2%
Austrian Airlines AG *	1,978	10
Flughafen Wien AG	103	4
Oesterreichische Post AG	315	10

		24

		75

Belgium 1.1%
Capital Goods 0.1%
Bekaert N.V.	267	15
Compagnie d’Enterprises CFE	120	4

		19
Diversified Financials 0.2%
Ackermans & van Haaren N.V.	182	8
Brederode S.A.	349	6
Compagnie du Bois Sauvage	18	3
GIMV N.V.	119	5
RHJ International *	1,681	8

		30
Energy 0.1%
Euronav S.A.	321	5
Exmar N.V.	412	5

		10
Health Care Equipment & Services 0.1%
Omega Pharma S.A.	237	7
Materials 0.2%
Recticel S.A.	1,016	5
Tessenderlo Chemie N.V.	564	17

		22
Real Estate 0.3%
Befimmo S.C.A.	233	22
Cofinimmo	145	18

		40
Technology Hardware & Equipment 0.0%
Barco N.V.	175	3
Telecommunication Services 0.1%
Telenet Group Holding N.V. *	1,062	17
Transportation 0.0%
Compagnie Maritime Belge S.A.	199	4

		152

2

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Bermuda 1.6%
Automobiles & Components 0.0%
Brilliance China Automotive Holdings Ltd. *	40,000	2
Capital Goods 0.1%
Chevalier International Holdings Ltd.	3,000	2
Johnson Electric Holdings Ltd.	30,000	6
NWS Holdings Ltd.	5,000	6
PYI Corp. *	18,000	1

		15
Consumer Durables & Apparel 0.1%
Hutchison Harbour Ring Ltd.	82,000	6
IDT International Ltd. *	184,000	4
Texwinca Holdings Ltd.	10,000	4

		14
Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	4,000	8
Mandarin Oriental International Ltd.	5,000	4
Regal Hotels International Holdings Ltd.	6,800	1
Shangri-La Asia Ltd.	7,000	8

		21
Diversified Financials 0.0%
Macquarie International Infrastructure Fund Ltd.	21,000	4
Energy 0.2%
BW GAS Ltd. *	757	3
CNPC Hong Kong Ltd.	30,000	8
Golar LNG Ltd.	289	2
Seadrill Ltd.	862	7
Sinopec Kantons Holdings Ltd.	10,000	1

		21
Food, Beverage & Tobacco 0.2%
China Foods Ltd.	20,000	7
First Pacific Co., Ltd.	22,000	8
People’s Food Holdings Ltd.	19,000	8

		23
Insurance 0.3%
Catlin Group Ltd.	4,002	20
Hiscox Ltd.	4,963	23

		43
Materials 0.1%
Aquarius Platinum Ltd.	1,876	4
China Oriental Group Co., Ltd.	12,000	2
Nine Dragons Paper Holdings Ltd.	16,000	5
Sinofert Holdings Ltd.	11,000	6

		17
Media 0.1%
SCMP Group Ltd. (b)	20,000	7
Real Estate 0.0%
K Wah International Holdings Ltd.	5,000	1
Pacific Century Premium Developments Ltd. *	11,000	2
Sinolink Worldwide Holdings Ltd.	52,000	3

		6
Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	5,000	3
Giordano International Ltd.	34,000	8
GOME Electrical Appliances Holdings Ltd. (a)(b)	28,000	4

		15

Software & Services 0.0%
DMX Technologies Group Ltd. *	45,000	3

Technology Hardware & Equipment 0.1%
TPV Technology Ltd.	53,000	12
Transportation 0.1%
Pacific Basin Shipping Ltd.	12,000	6
Road King Infrastructure Ltd.	4,000	1

		7
Utilities 0.0%
Enerchina Holdings Ltd. *	465,000	6

		216

Canada 5.5%
Automobiles & Components 0.1%
Linamar Corp.	1,394	5
Martinrea International, Inc. *	1,027	2

		7
Banks 0.1%
Laurentian Bank of Canada	421	10
Capital Goods 0.4%
CAE, Inc.	1,349	8
Russel Metals, Inc.	1,067	16
SNC-Lavalin Group, Inc.	775	22
Toromont Industries Ltd.	457	8

		54
Commercial & Professional Supplies 0.1%
Transcontinental, Inc., Class A	1,462	11
Consumer Durables & Apparel 0.1%
Dorel Industries, Inc., Class B	850	15
Gildan Activewear, Inc. *	396	4

		19
Diversified Financials 0.2%
AGF Management Ltd., Class B	985	7
Dundee Corp., Class A *	972	4
DundeeWealth, Inc.	894	4

3

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
TMX Group, Inc.	491	13

		28
Energy 0.4%
Cameco Corp.	906	15
Compton Petroleum Corp. *	1,203	1
Ensign Energy Services, Inc.	1,246	11
Flint Energy Services Ltd. *	837	3
Highpine Oil & Gas Ltd. *	938	3
OPTI Canada, Inc. *	2,187	3
Paramount Resources Ltd., Class A *	620	4
Savanna Energy Services Corp.	566	3
ShawCor Ltd.	451	5

		48
Food, Beverage & Tobacco 0.4%
Cott Corp. *	7,229	5
Maple Leaf Foods, Inc.	3,034	27
Saputo, Inc.	790	13
Viterra, Inc. *	2,206	17

		62
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	1,099	18
Kingsway Financial Services, Inc.	1,440	7

		25
Materials 1.4%
Agnico-Eagle Mines Ltd.	293	16
Agrium, Inc.	605	20
Canfor Corp. *	3,472	21
Cascades, Inc.	2,287	6
Catalyst Paper Corp. *	11,233	3
CCL Industries, Inc., Class B	395	7
Centerra Gold, Inc. *	1,580	7
First Quantum Minerals Ltd.	402	7
Harry Winston Diamond Corp.	667	3
HudBay Minerals, Inc. *	2,314	9
IAMGOLD Corp.	2,056	14
Inmet Mining Corp.	364	6
Kinross Gold Corp.	1,219	22
Lundin Mining Corp. *	6,019	4
Methanex Corp.	1,266	10
Sherritt International Corp.	1,832	4
Sino-Forest Corp. *	761	6
West Fraser Timber Co., Ltd.	920	22
Yamana Gold, Inc.	787	6

		193
Media 0.1%
Astral Media, Inc.	397	9
Corus Entertainment, Inc., Class B	304	3
Torstar Corp., Class B	1,355	9

		21
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Biovail Corp.	2,785	31
MDS, Inc. *	1,545	12

		43
Real Estate 0.7%
Boardwalk Real Estate Investment Trust	307	7
Calloway Real Estate Investment Trust	822	8
Canadian Apartment Properties Real Estate Investment Trust	818	9
Canadian Real Estate Investment Trust	657	11
Chartwell Seniors Housing Real Estate Investment Trust	1,178	5
Cominar Real Estate Investment Trust	409	5
Dundee Real Estate Investment Trust	360	4
Extendicare Real Estate Investment Trust	1,482	7
First Capital Realty, Inc.	456	6
FirstService Corp. *	481	5
H&R Real Estate Investment Trust	1,678	11
InnVest Real Estate Investment Trust	1,783	5
Morguard Real Estate Investment Trust	669	5
Primaris Retail Real Estate Investment Trust	653	5

		93
Retailing 0.3%
Reitmans (Canada) Ltd., Class A	725	6
RONA, Inc. *	2,744	27
The Forzani Group Ltd., Class A	605	5

		38
Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd. *	351	6
Open Text Corp. *	350	12

		18
Transportation 0.2%
Transat A.T., Inc., Class B	549	4
WestJet Airlines Ltd. *	841	9
WestJet Airlines Ltd., Class V *	875	9

		22
Utilities 0.4%
Emera, Inc.	2,090	37
Fortis, Inc.	1,103	22

		59

		751

Cayman Islands 0.8%
Consumer Durables & Apparel 0.1%
Samson Holding Ltd.	16,000	1

4

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
TCL Communication Technology Holdings Ltd. *	29,400	3
TCL Multimedia Technology Holdings Ltd. *	35,000	5

		9
Food, Beverage & Tobacco 0.1%
Chaoda Modern Agriculture (Holdings) Ltd.	8,320	5
China Mengniu Dairy Co., Ltd.	3,000	4
Tingyi (Cayman Islands) Holding Corp.	14,000	16

		25
Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	3,000	10
Materials 0.0%
Lee & Man Paper Manufacturing Ltd.	2,000	1
Real Estate 0.2%
Agile Property Holdings Ltd.	8,000	3
China Resources Land Ltd.	5,000	6
Country Garden Holdings Co.	15,000	3
Greentown China Holdings Ltd.	15,000	5
HKR International Ltd.	8,400	2
Shimao Property Holdings Ltd.	9,000	6
Shui On Land Ltd.	16,000	4

		29
Retailing 0.1%
Lifestyle International Holdings Ltd.	6,000	5
New World Department Store China	7,000	3

		8
Semiconductors & Semiconductor Equipment 0.0%
Solomon Systech International Ltd.	148,000	3
Technology Hardware & Equipment 0.1%
Kingboard Chemical Holdings Ltd.	7,000	11
Kingboard Laminates Holding Ltd.	24,500	6

		17
Transportation 0.1%
Hopewell Highway Infrastructure Ltd.	11,000	7

		109

China 0.2%
Banks 0.1%
China CITIC Bank, Class H	23,000	9

Capital Goods 0.1%
Beijing Enterprises Holdings Ltd.	2,000	8

Technology Hardware & Equipment 0.0%
Digital China Holdings Ltd.	15,700	4

		21

Cyprus 0.1%
Energy 0.1%
Prosafe Production Public Ltd. *	2,424	4
Prosafe SE *	2,304	9

		13

Denmark 1.5%
Banks 0.2%
Jyske Bank A/S - Reg’d *	576	13
Spar Nord Bank A/S	477	4
Sydbank A/S	588	8

		25
Capital Goods 0.3%
FLSmidth & Co. A/S	266	7
NKT Holding A/S	177	4
Rockwool International A/S, B Shares	74	5
Schouw & Co. A/S	301	4
Vestas Wind Systems A/S *	351	17

		37
Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S, B Shares	143	2
Energy 0.1%
Dampskibsselskabet Torm A/S	671	7
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	200	12
GN Store Nord A/S *	1,868	4
William Demant Holding A/S *	152	5

		21
Insurance 0.2%
Alm. Brand A/S *	136	2
Topdanmark A/S *	186	22

		24
Materials 0.2%
Auriga Industries A/S, Class B	280	5
Novozymes A/S, Class B	306	24

		29
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Alk-Abello A/S	253	22
H. Lundbeck A/S	519	11

		33
Transportation 0.2%
D/S Norden A/S	145	4
DFDS A/S	100	7
DSV A/S	1,704	17

		28

		206

5

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Finland 1.4%
Automobiles & Components 0.1%
Nokian Renkaat Oyj	788	8
Capital Goods 0.3%
Cargotec Corp., B Shares	627	6
KCI Konecranes Oyj	312	5
Lemminkainen Oyj	85	2
Ramirent Oyj	1,098	4
Uponor Oyj	1,220	13
Yit Oyj	1,677	10

		40
Commercial & Professional Supplies 0.0%
Poyry Oyj	321	3
Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	1,216	9
Food, Beverage & Tobacco 0.0%
HKScan Oyj	552	3
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, Class B	2,175	4
Materials 0.3%
Ahlstrom Oyj	1,246	12
Huhtamaki Oyj	4,212	31

		43
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Orion Oyj, Class B	1,546	27
Real Estate 0.0%
Sponda Oyj	852	3
Retailing 0.1%
Stockmann Oyj Abp, B Shares	581	8
Software & Services 0.2%
TietoEnator Oyj	2,284	26
Transportation 0.1%
Finnair Oyj	848	5
Finnlines Oyj	606	6

		11

		185

France 2.5%
Automobiles & Components 0.0%
Plastic Omnium S.A.	255	2
Capital Goods 0.1%
Carbone Lorraine S.A.	256	6
IMS International Metal Service	276	4
Manitou BF	305	3

		13
Commercial & Professional Supplies 0.4%
Societe BIC S.A.	535	29
Sperian Protection	68	3
Teleperformance	709	19

		51
Consumer Durables & Apparel 0.1%
Beneteau	501	4
Kaufman & Broad S.A.	487	4
Nexity	322	5
SEB S.A.	361	8
Trigano S.A.	180	1

		22
Consumer Services 0.1%
Club Mediterranee S.A. *	232	3
Compagnie des Alpes	111	4
Euro Disney S.C.A. *	386	1
Groupe Partouche S.A. *	192	1
Pierre & Vacances	90	5

		14
Diversified Financials 0.1%
Financiere Marc de Lacharriere S.A.	164	6
Union Financiere de France Banque S.A.	161	5

		11
Energy 0.2%
Bourbon S.A.	450	12
Compagnie Generale de Geophysique-Veritas *	628	7
Etablissements Maurel et Prom	878	8

		27
Food & Staples Retailing 0.0%
Guyenne et Gascogne S.A.	69	6
Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	57	4
Bongrain S.A.	113	6
Remy Cointreau S.A.	184	5

		15
Health Care Equipment & Services 0.1%
bioMerieux	88	7
Generale de Sante	266	4

		11
Insurance 0.1%
April Group	286	9
Materials 0.1%
Rhodia S.A.	1,615	7
Media 0.3%
Canal Plus	1,320	8
Havas S.A.	7,228	14
Ipsos	402	8
NRJ Group	504	4
Spir Communication	65	2

		36
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	178	7

6

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Real Estate 0.1%
Mercialys	250	8
Societe Immobilliere de Location pour l’Industrie et le Commerce	118	10

		18
Retailing 0.0%
Etam	263	2
Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *	1,417	5
Software & Services 0.2%
Altran Technologies S.A. *	2,139	7
Dassault Systemes S.A.	305	11
Groupe Steria S.C.A.	528	6
Sopra Group	150	6
UbiSoft Entertainment S.A. *	328	5

		35
Technology Hardware & Equipment 0.2%
Bull S.A. *	1,653	3
Neopost S.A.	327	26

		29
Telecommunication Services 0.0%
Iliad S.A.	67	6
Transportation 0.1%
Derichebourg S.A.	1,764	4
Norbert Dentressangle	89	3

		7
Utilities 0.1%
EDF Energies Nouvelles S.A.	135	5
Rubis	130	7

		12

		345

Germany 2.5%
Automobiles & Components 0.1%
ElringKlinger AG	346	3
Leoni AG	563	7

		10
Banks 0.1%
Aareal Bank AG	624	3
comdirect bank AG	529	4
		7
Capital Goods 0.5%
Demag Cranes AG	210	5
Deutz AG	1,635	4
Duerr AG	109	1
Gildemeister AG	380	3
Indus Holding AG	105	1
Kloeckner & Co., SE	237	3
Koenig & Bauer AG	437	5
Krones AG	149	5
KUKA AG	497	6
MTU Aero Engines Holding AG	437	12
Pfleiderer AG	511	3
SGL Carbon AG *	398	9
Solarworld AG	338	7
Vossloh AG	84	9

		73
Commercial & Professional Supplies 0.1%
GfK AG	234	5
INTERSEROH AG	62	3

		8
Consumer Durables & Apparel 0.1%
Puma AG Rudolf Dassler Sport	40	7
Rational AG	35	3

		10
Diversified Financials 0.1%
MLP AG	697	7
MPC Muenchmeyer Petersen Capital AG	92	1

		8
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	378	4
Rhoen-klinikum AG	427	9

		13
Materials 0.3%
Fuchs Petrolub AG	106	4
Kloeckner-Werke AG *	276	6
Norddeutsche Affinerie AG	953	29
Symrise AG	603	6

		45
Media 0.0%
Premiere AG *	932	4
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
QIAGEN N.V. *	636	11
Stada Arzneimittel AG	358	9

		20
Real Estate 0.2%
Deutsche Euroshop AG	513	14
Deutsche Wohnen AG *	586	8
IVG Immobilien AG	1,111	7

		29
Retailing 0.4%
Douglas Holding AG	688	26
Fielmann AG	103	7
Medion AG	398	3
Praktiker Bau- und Heimwerkermaerkte Holding AG	1,313	10
Takkt AG	440	4

		50

7

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Software & Services 0.1%
Bechtle AG	287	4
Software AG	132	8
United Internet AG - Reg’d	782	6

		18
Technology Hardware & Equipment 0.2%
Epcos AG	457	11
Jenoptik AG *	1,351	9
Wincor Nixdorf AG	224	11

		31
Telecommunication Services 0.0%
Freenet AG *	956	5
Transportation 0.0%
Sixt AG	270	3
Utilities 0.1%
MVV Energie AG	224	9

		343

Gibraltar 0.0%
Consumer Services 0.0%
PartyGaming plc *	2,390	6

Greece 0.4%
Banks 0.1%
Agricultural Bank of Greece	3,447	5
Emporiki Bank of Greece S.A. *	307	2
Greek Postal Savings Bank	634	4

		11
Capital Goods 0.1%
Ellaktor S.A.	986	5
Technical Olympic S.A. *	9,172	2

		7
Consumer Services 0.0%
Intralot S.A. Integrated Lottery	671	3
Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	730	7
Materials 0.1%
Elval Aluminum Process Co.	1,123	1
Heracles General Cement S.A.	308	2
Mytilineos Holdings S.A.	663	3
Sidenor Steel Products Manufacturing Co., S.A.	454	2
Titan Cement Co.	601	11
Viohalco, Hellenic Copper & Aluminum Industry S.A.	1,414	7

		26
Real Estate 0.0%
Babis Vovos International Construction S.A. *	188	2

Retailing 0.0%
Hellenic Duty Free Shops S.A.	195	1
Technology Hardware & Equipment 0.0%
Intracom Holdings S.A. *	1,351	1
Utilities 0.0%
EYDAP Athens Water Supply & Sewage Co., S.A.	121	1

		59

Hong Kong 1.9%
Automobiles & Components 0.1%
Denway Motors Ltd.	42,000	13
Banks 0.2%
Chong Hing Bank Ltd.	3,000	3
Dah Sing Banking Group Ltd.	8,600	6
Dah Sing Financial Group	2,400	6
Fubon Bank (Hong Kong) Ltd.	2,000	1
Industrial & Commercial Bank of China (Asia) Ltd.	6,000	5
Wing Hang Bank Ltd.	2,000	10

		31
Capital Goods 0.1%
Shanghai Industrial Holdings Ltd.	4,000	10
Tianjin Development Holdings Ltd.	6,000	2

		12
Consumer Durables & Apparel 0.1%
Fountain Set (Holdings) Ltd.	38,000	2
Techtronic Industries Co., Ltd.	27,000	9
Truly International Holdings Ltd.	1,000	—

		11
Consumer Services 0.1%
China Travel International Investment Hong Kong Ltd.	33,000	5
Galaxy Entertainment Group Ltd. *	12,000	2
The Hongkong & Shanghai Hotels Ltd.	7,000	5

		12
Diversified Financials 0.1%
Allied Properties (H.K.) Ltd.	50,000	4
Public Financial Holdings Ltd.	9,000	3
Sun Hung Kai & Co., Ltd.	8,000	5

		12
Food, Beverage & Tobacco 0.1%
China Agri-Industries Holdings Ltd. *	14,000	6
Global Bio-chem Technology Group Co., Ltd.	18,000	3

		9
Insurance 0.0%
China Insurance International Holdings Co., Ltd.	3,000	4
Materials 0.0%
Minmetals Resources Ltd.	9,100	1

8

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Media 0.1%
I-Cable Communications Ltd.	9,000	1
Next Media Ltd.	10,000	1
Oriental Press Group Ltd.	23,000	2
Television Broadcasts Ltd.	3,000	10

		14
Real Estate 0.5%
Champion Real Estate Investment Trust	27,000	7
China Overseas Land & Investment Ltd.	9,000	12
Guangzhou Investment Co., Ltd.	51,000	5
Hopewell Holdings Ltd.	9,000	29
Hopson Development Holdings Ltd.	8,000	4
Kowloon Development Co., Ltd.	4,000	2
Shenzhen Investment Ltd.	28,000	5

		64
Retailing 0.0%
Wing On Co. International Ltd.	3,000	3
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	2,000	6
Software & Services 0.0%
Sino-i Technology Ltd. *	920,000	5
Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	4,000	15
Telecommunication Services 0.1%
SmarTone Telecommunications Holdings Ltd.	17,000	13
Transportation 0.1%
Hong Kong Aircraft Engineering Co., Ltd.	800	7
Shun Tak Holdings Ltd.	13,000	5

		12
Utilities 0.2%
China Power International Development Ltd.	32,900	6
China Resources Power Holdings Co., Ltd.	4,000	7
Guangdong Investment Ltd.	22,000	9

		22

		259

Ireland 0.7%
Capital Goods 0.2%
DCC plc	855	12
Grafton Group plc *	2,953	6
Kingspan Group plc	1,139	4

		22
Food & Staples Retailing 0.1%
Fyffes plc	18,088	6
Food, Beverage & Tobacco 0.2%
C&C Group plc	2,865	3
Glanbia plc	1,476	5
Greencore Group plc	4,270	4
Kerry Group plc, Class A	1,013	19

		31
Health Care Equipment & Services 0.1%
United Drug plc	6,254	19
Insurance 0.1%
FBD Holdings plc	617	6
Media 0.0%
Independent News & Media plc	11,913	4
Transportation 0.0%
Aer Lingus Group plc *	2,881	4

		92

Italy 1.9%
Automobiles & Components 0.1%
Brembo S.p.A	799	4
Immsi S.p.A	2,728	2
Piaggio & C. S.p.A.	4,440	6
Sogefi S.p.A.	437	1

		13
Banks 0.3%
Banca Piccolo Credito Valtellinese Scarl	2,418	22
Banca Popolare dell’Etruria e del Lazio Scrl	1,252	6
Banco di Desio e della Brianza S.p.A.	655	4
Credito Artigiano S.p.A.	1,634	4
Credito Emiliano S.p.A.	1,054	5

		41
Capital Goods 0.3%
Astaldi S.p.A.	822	4
Cofide S.p.A. - Compagnia Finanziaria De Benedetti	20,297	10
Danieli S.p.A. - Officine Meccaniche Danieli & C.	350	3
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RNC	595	4
Impregilo S.p.A. *	4,703	12
Interpump Group S.p.A.	1,274	5
Permasteelisa S.p.A.	590	7

		45
Consumer Durables & Apparel 0.2%
Bulgari S.p.A	1,121	5
Geox S.p.A.	636	4
Indesit Co., S.p.A.	1,065	4
Safilo Group S.p.A.	4,976	4
Tod’s S.p.A.	157	5

		22

9

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Diversified Financials 0.1%
Banca Italease *	2,679	7
Food & Staples Retailing 0.0%
Marr S.p.A.	487	3
Food, Beverage & Tobacco 0.1%
Davide Campari - Milano S.p.A.	1,350	8
Health Care Equipment & Services 0.0%
Sorin S.p.A. *	1,794	1
Materials 0.1%
Caltagirone S.p.A.	514	2
Cementir Holding S.p.A.	1,067	3
KME Group	3,206	2

		7
Media 0.3%
Caltagirone Editore S.p.A.	2,948	8
Gruppo Editoriale L’Espresso S.p.A.	3,769	5
Mondadori (Arnoldo) Editore S.p.A.	2,457	11
RCS MediaGroup S.p.A.	7,372	7
Seat Pagine Gialle S.p.A. *	69,665	4
Telecom Italia Media S.p.A. *	73,065	7

		42
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	1,034	5
Real Estate 0.1%
Beni Stabili S.p.A.	10,597	9
Pirelli & C. Real Estate S.p.A.	377	2
Risanamento S.p.A. *	570	—

		11
Retailing 0.0%
Gruppo Coin S.p.A. *	1,790	4
Software & Services 0.0%
Tiscali S.p.A *	5,789	3
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	447	2
Telecommunication Services 0.0%
Fastweb *	155	4
Transportation 0.2%
Alitalia S.p.A. (a)(b) *	14,782	—
Ansaldo STS S.p.A.	695	8
Autostrada Torino-Milano S.p.A.	1,153	7
Gemina S.p.A. *	7,584	4
Societa Iniziative Autostradali e Servizi S.p.A.	637	4

		23
Utilities 0.1%
ACEA S.p.A.	855	10
Acegas-APS S.p.A.	598	4
Iride S.p.A.	2,968	3

		17

		258

Japan 48.3%
Automobiles & Components 1.5%
Ahresty Corp.	1,000	3
Aichi Machine Industry Co., Ltd.	3,000	5
Akebono Brake Industry Co., Ltd.	2,000	8
F.C.C. Co., Ltd.	1,000	10
Futaba Industrial Co. Ltd.	1,000	3
Kayaba Industry Co., Ltd.	5,000	7
Keihin Corp.	1,000	8
Koito Manufacturing Co., Ltd.	2,000	10
Mitsuba Corp.	3,000	9
Musashi Seimitsu Industry Co., Ltd.	1,000	10
NHK Spring Co., Ltd.	4,000	14
Nissan Shatai Co., Ltd.	2,000	13
Nissin Kogyo Co., Ltd.	1,000	8
Press Kogyo Co., Ltd.	2,000	3
Riken Corp.	2,000	4
Sanden Corp.	4,000	8
Shiroki Corp.	1,000	2
Showa Corp.	2,000	8
Stanley Electric Co., Ltd.	2,000	19
Tachi-S Co., Ltd.	1,000	5
Tokai Rika Co., Ltd.	1,000	8
Tokai Rubber Industries Ltd.	1,000	7
Topre Corp.	1,000	7
Toyo Tire & Rubber Co., Ltd.	8,000	12
TS Tech Co., Ltd.	700	4
Unipres Corp.	1,000	7

		202
Banks 6.0%
Bank of The Ryukyus Ltd.	1,000	9
Kansai Urban Banking Corp.	2,000	3
Kiyo Holdings, Inc.	10,000	14
Suruga Bank Ltd.	2,000	18
The Aichi Bank Ltd.	100	8
The Akita Bank Ltd.	3,000	13
The Aomori Bank Ltd.	3,000	13
The Awa Bank Ltd.	4,000	26
The Bank of Ikeda Ltd. *	1,000	45
The Bank Of Iwate Ltd.	300	19
The Bank of Nagoya Ltd.	4,000	23
The Bank of Okinawa Ltd.	300	11
The Bank of Saga Ltd.	3,000	11
The Chiba Kogyo Bank Ltd. *	1,000	13
The Chukyo Bank Ltd.	1,000	4
The Daisan Bank Ltd.	2,000	7
The Daishi Bank Ltd.	7,000	30
The Ehime Bank Ltd.	3,000	10
The Eighteenth Bank Ltd.	5,000	17
The Fukui Bank Ltd.	4,000	14
The Higashi-Nippon Bank Ltd.	2,000	6
The Higo Bank Ltd.	4,000	23

10

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Hokkoku Bank Ltd.	5,000	18
The Hokuetsu Bank Ltd.	3,000	6
The Hyakugo Bank Ltd.	4,000	21
The Hyakujushi Bank Ltd.	5,000	26
The Juroku Bank Ltd.	6,000	27
The Kagawa Bank Ltd.	2,000	11
The Kagoshima Bank Ltd.	3,000	23
The Keiyo Bank Ltd.	2,000	10
The Michinoku Bank Ltd.	3,000	6
The Mie Bank Ltd.	1,000	4
The Minato Bank Ltd.	4,000	6
The Miyazaki Bank Ltd.	3,000	11
The Musashino Bank Ltd.	400	14
The Nanto Bank Ltd.	7,000	38
The Nishi-Nippon City Bank Ltd.	13,000	32
The Ogaki Kyoritsu Bank Ltd.	4,000	20
The Oita Bank Ltd.	3,000	19
The San-in Godo Bank Ltd.	3,000	23
The Senshu Bank Ltd.	1,000	2
The Shiga Bank Ltd.	4,000	24
The Shikoku Bank Ltd.	4,000	21
The Tochigi Bank Ltd.	2,000	12
The Toho Bank Ltd.	4,000	17
The Tokushima Bank Ltd.	2,000	10
The Tokyo Tomin Bank Ltd.	1,000	17
The Yamagata Bank Ltd.	2,000	12
The Yamanashi Chuo Bank Ltd.	3,000	17
Yamaguchi Financial Group, Inc.	3,000	33

		817
Capital Goods 9.2%
Aica Kogyo Co., Ltd.	1,000	10
Amano Corp.	1,000	7
Ando Corp.	8,000	14
Bando Chemical Industries Ltd.	2,000	5
Bunka Shutter Co., Ltd.	2,000	8
Central Glass Co., Ltd.	5,000	18
Chiyoda Corp.	3,000	15
Chudenko Corp.	1,000	17
CKD Corp.	1,000	4
COMSYS Holdings Corp.	3,000	25
Dai-Dan Co., Ltd.	2,000	9
Daifuku Co., Ltd.	1,000	5
Ebara Corp.	12,000	22
Fujitec Co., Ltd.	2,000	7
Fukuda Corp.	2,000	3
Furukawa Co., Ltd.	6,000	5
Futaba Corp.	1,000	14
Glory Ltd.	1,000	17
GS Yuasa Corp.	7,000	38
Hitachi Cable Ltd.	4,000	7
Hitachi Plant Technologies Ltd. *	3,000	11
Hitachi Zosen Corp. *	31,000	29
Inaba Denki Sangyo Co., Ltd.	400	10
Inabata & Co., Ltd.	4,000	13
Iseki & Co., Ltd. *	8,000	24
Iwatani Corp.	11,000	27
Japan Pulp & Paper Co., Ltd.	3,000	10
JGC Corp.	2,000	28
Kamei Corp.	3,000	15
Kandenko Co., Ltd.	3,000	22
Keihan Electric Railway Co., Ltd.	9,000	40
Kitz Corp.	2,000	6
Komori Corp.	1,000	9
Kumagai Gumi Co., Ltd.	9,000	4
Kurita Water Industries Ltd.	1,000	23
Kuroda Electric Co., Ltd.	1,000	8
Kyowa Exeo Corp.	3,000	29
Kyudenko Corp.	3,000	24
Maeda Corp.	10,000	34
Maeda Road Construction Co., Ltd.	2,000	19
Makino Milling Machine Co., Ltd.	2,000	5
Max Co., Ltd.	1,000	10
Meidensha Corp.	6,000	16
Minebea Co., Ltd.	7,000	21
Mitsuboshi Belting Ltd.	2,000	10
Mitsui Engineering & Shipbuilding Co., Ltd.	11,000	17
Mori Seiki Co., Ltd.	1,000	8
Nabtesco Corp.	1,000	6
Nachi-Fujikoshi Corp.	4,000	7
NEC Networks & System Integration Corp.	1,000	11
Nichias Corp.	3,000	8
Nichiha Corp.	1,000	7
Nippo Corp.	3,000	23
Nippon Densetsu Kogyo Co., Ltd.	2,000	24
Nishimatsu Construction Co., Ltd.	12,000	12
Nishio Rent All Co., Ltd.	1,000	7
Nitto Boseki Co., Ltd.	5,000	8
Noritake Co., Ltd.	2,000	6
Noritz Corp.	1,000	14
OKUMA Corp.	2,000	7
Okumura Corp.	7,000	30
OSG Corp.	1,000	6
Penta-Ocean Construction Co., Ltd. *	18,000	23
Ryobi Ltd.	4,000	7
Sanki Engineering Co., Ltd.	2,000	13
Sankyo-Tateyama Holdings, Inc.	15,000	11
Sanwa Holdings Corp.	5,000	17
ShinMaywa Industries Ltd.	3,000	7
Sintokogio Ltd.	1,000	6
Sumitomo Mitsui Construction Co., Ltd. *	13,000	9
Swcc Showa Holdings Co., Ltd.	6,000	4
Tadano Ltd.	1,000	4
Taihei Kogyo Co., Ltd.	1,000	2
Taikisha Ltd.	1,000	15
Takara Standard Co., Ltd.	3,000	19
Takasago Thermal Engineering Co., Ltd.	2,000	15
Takuma Co., Ltd.	3,000	4
Tekken Corp. *	9,000	9
The Japan Steel Works Ltd.	1,000	11
The Nippon Road Co., Ltd.	4,000	9

11

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
THK Co., Ltd.	2,000	25
TOA Corp. *	14,000	20
Tobishima Corp. *	48,000	8
Toda Corp.	8,000	28
Toenec Corp.	1,000	6
Tokyu Construction Co., Ltd.	3,000	8
Toshiba Machine Co., Ltd.	1,000	3
Toshiba Plant Systems & Services Corp.	1,000	11
Toyo Construction Co., Ltd. *	15,000	6
Toyo Engineering Corp.	2,000	7
Tsubakimoto Chain Co.	2,000	5
Ushio, Inc.	1,000	13
Yamazen Corp.	3,000	10
Yuasa Trading Co., Ltd.	14,000	15
Yurtec Corp.	1,000	6

		1,254
Commercial & Professional Supplies 0.7%
Arrk Corp. *	4,000	4
Kokuyo Co., Ltd.	3,000	21
Kyodo Printing Co., Ltd.	3,000	7
Meitec Corp.	1,000	16
Nissha Printing Co., Ltd.	400	10
Okamura Corp.	1,000	6
Radia Holdings, Inc. *	1,000	5
Sohgo Security Services Co., Ltd.	1,000	10
Temp Holdings Co., Ltd. *	500	3
Toppan Forms Co., Ltd.	1,000	11
Uchida Yoko Co., Ltd.	2,000	7

		100
Consumer Durables & Apparel 2.6%
Alpine Electronics, Inc.	1,000	7
Arnest One Corp.	1,000	1
Asics Corp.	1,000	7
Clarion Co., Ltd.	1,000	1
Cleanup Corp.	1,000	4
Daikyo, Inc.	3,000	2
Fujitsu General Ltd.	2,000	4
Funai Electric Co., Ltd.	400	10
Gunze Ltd.	4,000	14
Heiwa Corp.	1,000	9
Hitachi Koki Co., Ltd.	1,000	10
Juki Corp.	2,000	2
JVC KENWOOD Holdings, Inc. *	13,000	5
Kurabo Industries Ltd.	6,000	10
Misawa Homes Co., Ltd. *	4,000	9
Mitsui Home Co., Ltd.	2,000	11
Mizuno Corp.	2,000	9
Nisshinbo Industries, Inc.	3,000	22
Onward Holdings Co., Ltd.	3,000	20
PanaHome Corp.	2,000	12
Renown, Inc. *	3,000	4
Rinnai Corp.	1,000	39
Sangetsu Co., Ltd.	1,000	21
Sanyo Shokai Ltd.	2,000	8
Seiko Holdings Corp.	3,000	6
Shimano, Inc.	1,000	34
The Japan General Estate Co., Ltd.	1,000	1
The Japan Wool Textile Co., Ltd.	1,000	7
Tokyo Style Co., Ltd.	2,000	15
Touei Housing Corp. *	1,000	2
Towa Real Estate Development Co., Ltd.	8,000	5
Toyobo Co., Ltd.	17,000	24
Unitika Ltd.	13,000	9
Wacoal Holdings Corp.	1,000	13

		357
Consumer Services 0.5%
Accordia Golf Co., Ltd.	7	5
H.I.S. Co., Ltd.	1,000	19
Pacific Golf Group International Holdings KK	2	1
Resorttrust, Inc.	1,000	10
Royal Holdings Co., Ltd.	1,000	10
Saizeriya Co., Ltd.	1,000	13
Tokyo Dome Corp.	2,000	6
Yoshinoya Holdings Co., Ltd.	3	4
Zensho Co., Ltd.	1,000	6

		74
Diversified Financials 0.9%
Aeon Credit Service Co., Ltd.	1,000	9
Central Finance Co., Ltd. *	3,000	5
Jaccs Co., Ltd. *	7,000	13
Japan Securities Finance Co., Ltd.	2,000	9
Marusan Securities Co., Ltd.	1,000	5
Matsui Securities Co., Ltd.	1,000	8
Mizuho Investors Securities Co., Ltd.	5,000	4
Monex Group, Inc.	11	3
NIS Group Co., Ltd. *	6,000	2
Okasan Holdings, Inc.	2,000	8
OMC Card, Inc. *	2,000	4
Pocket Card Co., Ltd.	1,000	3
SBI Holdings, Inc.	128	15
SFCG Co., Ltd.	130	4
Shinki Co., Ltd. *	2,000	1
Shinko Securities Co., Ltd.	9,000	18
Tokai Tokyo Securities Co., Ltd.	3,000	7

		118
Energy 0.5%
AOC Holdings, Inc.	2,000	11
Itohchu Enex Co., Ltd.	4,000	28
Mitsuuroko Co., Ltd.	1,000	7
Sala Corp.	1,000	6
San-Ai Oil Co., Ltd.	3,000	13
Sinanen Co., Ltd.	2,000	9

		74
Food & Staples Retailing 1.4%
Arcs Co., Ltd.	1,000	16
Circle K Sunkus Co., Ltd.	1,000	17
FamilyMart Co., Ltd.	1,000	36
Heiwado Co., Ltd.	1,000	16

12

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Inageya Co., Ltd.	1,000	10
Izumiya Co., Ltd.	5,000	31
Kasumi Co., Ltd.	2,000	10
Life Corp.	1,000	18
Okuwa Co., Ltd.	1,000	14
The Maruetsu, Inc. *	1,000	6
Toho Co., Ltd.	2,000	7
Valor Co., Ltd.	1,000	9

		190
Food, Beverage & Tobacco 5.0%
Coca-Cola Central Japan Co., Ltd.	500	7
Coca-Cola West Holdings Co., Ltd.	1,000	21
Ezaki Glico Co., Ltd.	2,000	19
Fuji Oil Co., Ltd.	2,000	25
House Foods Corp.	1,000	17
Ito En Ltd.	1,000	14
Itoham Foods, Inc.	3,000	10
J-Oil Mills, Inc.	3,000	10
Kagome Co., Ltd.	1,000	15
Kikkoman Corp.	3,000	29
Kyokuyo Co., Ltd.	4,000	9
Marudai Food Co., Ltd.	5,000	14
Maruha Nichiro Holdings, Inc.	22,000	35
Meiji Seika Kaisha Ltd.	7,000	29
Mercian Corp.	3,000	5
Mikuni Coca-Cola Bottling Co., Ltd.	1,000	9
Morinaga & Co., Ltd.	6,000	13
Morinaga Milk Industry Co., Ltd.	13,000	45
Nichirei Corp.	7,000	27
Nippon Flour Mills Co., Ltd.	4,000	20
Nippon Suisan Kaisha Ltd.	8,000	20
Prima Meat Packers Ltd. *	17,000	28
Q.P. Corp.	3,000	39
Sakata Seed Corp.	1,000	14
Sapporo Holdings Ltd.	4,000	18
Showa Sangyo Co., Ltd.	4,000	12
Snow Brand Milk Products Co., Ltd.	10,000	35
Starzen Co., Ltd.	3,000	8
Takara Holdings, Inc.	3,000	14
The Nisshin Oillio Group Ltd.	5,000	24
Toyo Suisan Kaisha Ltd.	2,000	53
Yakult Honsha Co., Ltd.	2,000	41
Yonekyu Corp.	1,000	11

		690
Health Care Equipment & Services 0.6%
Hitachi Medical Corp.	1,000	10
Miraca Holdings, Inc.	1,000	21
Nichii Gakkan Co.	1,000	16
Nipro Corp.	1,000	15
Toho Pharmaceutical Co., Ltd.	1,000	11
Vital-Net, Inc.	1,000	6

		79
Household & Personal Products 0.5%
Aderans Holdings Co., Ltd.	1,000	8
Fancl Corp.	1,000	13
Kobayashi Pharmaceutical Co., Ltd.	300	11
Lion Corp.	5,000	28
Unicharm Corp.	200	14

		74
Insurance 0.0%
The Fuji Fire & Marine Insurance Co., Ltd.	4,000	5
Materials 5.7%
Adeka Corp.	2,000	13
Aichi Steel Corp.	2,000	6
Air Water, Inc.	3,000	24
Chuetsu Pulp & Paper Co., Ltd.	4,000	9
Daiken Corp.	3,000	6
Dainichiseika Color & Chemical Mfg. Co., Ltd.	1,000	3
Daio Paper Corp.	5,000	52
Denki Kagaku Kogyo Kabushiki Kaisha	13,000	27
Dowa Holdings Co., Ltd.	6,000	19
Furukawa-Sky Aluminum Corp.	4,000	7
Godo Steel Ltd.	4,000	12
Hokkan Holdings Ltd.	3,000	8
Hokuetsu Paper Mills Ltd.	3,000	15
Ishihara Sangyo Kaisha Ltd. *	4,000	3
Kansai Paint Co., Ltd.	3,000	15
Kureha Corp.	3,000	14
Kurimoto Ltd. *	5,000	3
Kyoei Steel Ltd.	1,000	17
Lintec Corp.	1,000	13
Maruichi Steel Tube Ltd.	1,000	24
Mitsubishi Paper Mills Ltd.	9,000	15
Mitsubishi Steel Mfg. Co., Ltd.	2,000	5
Mitsui Mining Co., Ltd.	2,000	2
Nakayama Steel Works Ltd.	6,000	14
Nifco, Inc.	1,000	9
Nihon Yamamura Glass Co., Ltd.	3,000	7
Nippon Kayaku Co., Ltd.	3,000	14
Nippon Metal Industry Co., Ltd.	2,000	2
Nippon Paint Co., Ltd.	5,000	21
Nippon Shokubai Co., Ltd.	3,000	20
Nippon Soda Co., Ltd.	3,000	11
Nippon Yakin Kogyo Co., Ltd.	1,000	3
Nissan Chemical Industries Ltd.	2,000	15
Nittetsu Mining Co., Ltd.	1,000	4
Nof Corp.	4,000	18
Pacific Metals Co., Ltd.	1,000	5
Rengo Co., Ltd.	6,000	41
Sakai Chemical Industry Co., Ltd.	2,000	5
Sakata Inx Corp.	1,000	3
Sanyo Chemical Industries Ltd.	2,000	11
Sanyo Special Steel Co., Ltd.	2,000	5
Shin-Etsu Polymer Co., Ltd.	1,000	5
Sumitomo Bakelite Co., Ltd.	5,000	20

13

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Sumitomo Light Metal Industries Ltd.	13,000	12
Sumitomo Osaka Cement Co., Ltd.	15,000	30
Taiyo Nippon Sanso Corp.	4,000	26
Takasago International Corp.	1,000	6
Toagosei Co., Ltd.	5,000	13
Toho Zinc Co., Ltd.	1,000	2
Tokai Carbon Co., Ltd.	1,000	4
Tokuyama Corp.	4,000	24
Tokyo Ohka Kogyo Co., Ltd.	1,000	16
Tokyo Steel Manufacturing Co., Ltd.	3,000	29
Tomoku Co., Ltd.	3,000	6
Topy Industries Ltd.	7,000	11
Toyo Ink Mfg. Co., Ltd.	5,000	13
Toyo Kohan Co., Ltd.	1,000	4
Yamato Kogyo Co., Ltd.	300	7
Yodogawa Steel Works Ltd.	4,000	19
Zeon Corp.	5,000	16

		783
Media 0.6%
Asatsu-DK, Inc.	1,000	20
Avex Group Holdings, Inc.	1,000	10
Kadokawa Group Holdings, Inc.	500	9
Shochiku Co., Ltd.	1,000	7
Toei Co., Ltd.	2,000	9
Toho Co., Ltd.	1,000	17
TV Asahi Corp.	3	4

		76
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Dainippon Sumitomo Pharma Co., Ltd.	2,000	18
Kaken Pharmaceutical Co., Ltd.	1,000	11
Kissei Pharmaceutical Co., Ltd.	1,000	26
Mitsubishi Tanabe Pharma Corp.	1,000	15
Mochida Pharmaceutical Co., Ltd.	1,000	12
Nippon Shinyaku Co., Ltd.	1,000	11
Rohto Pharmaceutical Co., Ltd.	1,000	12
Santen Pharmaceutical Co., Ltd.	1,000	32
Ssp Co., Ltd.	1,000	6
Tsumura & Co.	1,000	33

		176
Real Estate 0.6%
Daibiru Corp.	1,000	9
Heiwa Real Estate Co., Ltd.	2,000	5
Iida Home Max	1,000	5
Joint Corp.	1,000	1
Nomura Real Estate Holdings, Inc.	1,000	18
NTT Urban Development Corp.	9	8
Sumitomo Real Estate Sales Co., Ltd.	1,000	28
Tokyo Tatemono Co., Ltd.	4,000	13

		87
Retailing 3.7%
Aoyama Trading Co., Ltd.	1,000	15
Autobacs Seven Co., Ltd.	1,000	27
Belluna Co., Ltd.	1,000	3
Best Denki Co., Ltd.	3,000	10
Chiyoda Co., Ltd.	1,000	17
Chori Co., Ltd. *	9,000	11
Culture Convenience Club Co., Ltd.	2,000	19
DCM Japan Holdings Co., Ltd.	2,000	12
Don Quijote Co., Ltd.	1,000	16
Duskin Co., Ltd.	2,000	33
EDION Corp.	3,000	14
Fuji Co., Ltd.	1,000	19
Fujitsu Business Systems Ltd.	1,000	15
GEO Corp.	10	7
H2O Retailing Corp.	3,000	22
Izumi Co., Ltd.	1,000	15
J. Front Retailing Co., Ltd.	4,000	14
Joshin Denki Co., Ltd.	2,000	16
K’s Holdings Corp.	1,000	15
Kato Sangyo Co., Ltd.	2,000	30
Keiyo Co., Ltd.	1,000	6
Kohnan Shoji Co., Ltd.	1,000	11
Kojima Co., Ltd.	3,000	8
Komeri Co., Ltd.	1,000	18
Nice Holdings, Inc.	5,000	9
Nissen Holdings Co., Ltd.	2,000	12
Parco Co., Ltd.	1,000	9
Paris Miki, Inc.	1,000	9
Right On Co., Ltd.	1,000	12
Ryohin Keikaku Co., Ltd.	300	12
Senshukai Co., Ltd.	1,000	7
Shimachu Co., Ltd.	1,000	21
Shimamura Co., Ltd.	300	21
Telepark Corp.	5	6
USS Co., Ltd.	200	8
Yokohama Reito Co., Ltd.	1,000	7

		506
Semiconductors & Semiconductor Equipment 0.6%
Disco Corp.	1,000	24
Sanken Electric Co., Ltd.	4,000	15
Shindengen Electric Manufacturing Co., Ltd.	4,000	8
Shinko Electric Industries Co., Ltd.	1,000	8
Tokyo Seimitsu Co., Ltd.	1,000	8
ULVAC, Inc.	300	5
USC Corp.	1,000	10

		78
Software & Services 1.3%
CSK Holdings Corp.	1,000	4
eAccess Ltd.	12	8
Fuji Soft, Inc.	1,000	18
IT Holdings Corp. *	1,790	26
ITOCHU Techno-Solutions Corp.	400	9
Koei Co., Ltd.	1,000	10
NEC Fielding Ltd.	1,000	12

14

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Net One Systems Co., Ltd.	9	16
Nihon Unisys Ltd.	1,000	8
OBIC Co., Ltd.	40	6
OTSUKA Corp.	200	9
Square Enix Co., Ltd.	300	8
Trans Cosmos, Inc.	1,000	6
Trend Micro, Inc. *	1,000	27
Yahoo! Japan Corp.	19	6

		173
Technology Hardware & Equipment 2.5%
Anritsu Corp.	2,000	4
Cmk Corp.	1,000	3
Dainippon Screen Mfg. Co., Ltd.	5,000	9
Daiwabo Information System Co., Ltd.	1,000	31
Hamamatsu Photonics K.K.	1,000	17
Hirose Electric Co., Ltd.	300	28
Hitachi Kokusai Electric, Inc.	1,000	6
Hitachi Maxell Ltd.	1,000	8
Hosiden Corp.	1,000	12
Japan Aviation Electronics Industry Ltd.	1,000	4
Japan Radio Co., Ltd.	4,000	6
Kaga Electronics Co., Ltd.	1,000	11
Mabuchi Motor Co., Ltd.	500	19
Marubun Corp.	2,000	6
Mitsumi Electric Co., Ltd.	1,000	13
NEC Tokin Corp. *	1,000	2
Nichicon Corp.	2,000	13
Nidec Sankyo Corp.	1,000	4
Nippon Chemi-Con Corp.	3,000	6
Ryoden Trading Co., Ltd.	2,000	11
Ryosan Co., Ltd.	1,000	22
Ryoyo Electro Corp.	1,000	8
Sanshin Electronics Co., Ltd.	1,000	7
Satori Electric Co., Ltd.	1,000	4
Shimadzu Corp.	2,000	12
Shinko Shoji Co., Ltd.	1,000	8
Star Micronics Co., Ltd.	1,000	9
Taiyo Yuden Co., Ltd.	3,000	17
Topcon Corp.	1,000	4
Toshiba Tec Corp.	3,000	9
Uniden Corp.	2,000	3
Yamatake Corp.	1,000	18
YASKAWA Electric Corp.	2,000	7

		341
Transportation 1.9%
Daiichi Chuo Kisen Kaisha	1,000	3
Fukuyama Transporting Co., Ltd.	4,000	18
Hitachi Transport System Ltd.	1,000	13
Iino Kaiun Kaisha Ltd.	1,000	6
Japan Airport Terminal Co., Ltd.	1,000	11
Kamigumi Co., Ltd.	4,000	32
Kanagawa Chuo Kotsu Co., Ltd.	1,000	6
Keisei Electric Railway Co., Ltd.	5,000	27
Maruzen Showa Unyu Co., Ltd.	1,000	3
Mitsubishi Logistics Corp.	2,000	20
Mitsui-Soko Co., Ltd.	2,000	8
Nippon Konpo Unyu Soko Co., Ltd.	1,000	10
Nishi-Nippon Railroad Co., Ltd.	8,000	33
Nissin Corp.	3,000	7
Sagami Railway Co., Ltd.	6,000	26
Sankyu, Inc.	5,000	16
Senko Co., Ltd.	2,000	7
Shinwa Kaiun Kaisha Ltd.	1,000	2
The Sumitomo Warehouse Co., Ltd.	3,000	13
Tonami Transportation Co., Ltd.	2,000	5

		266
Utilities 0.7%
Saibu Gas Co., Ltd.	5,000	13
Shizuoka Gas Co., Ltd.	1,000	6
The Okinawa Electric Power Co., Inc.	1,000	69
Tokai Corp.	2,000	9

		97

		6,617

Liechtenstein 0.1%
Banks 0.0%
Liechtensteinische Landesbank AG	134	5
Diversified Financials 0.1%
Verwaltungs-und Privat-Bank AG	68	7

		12

Luxembourg 0.1%
Real Estate 0.0%
Gagfah S.A.	883	3
Telecommunication Services 0.0%
COLT Telecom Group S.A. *	4,668	5
Transportation 0.1%
Logwin AG *	3,354	6

		14

Mauritius 0.1%
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	41,264	8
Netherlands 2.1%
Capital Goods 0.4%
Aalberts Industries N.V.	851	5
Arcadis N.V.	712	8
Draka Holdings N.V.	839	7
Heijmans N.V. CVA	1,214	9
Imtech N.V.	1,241	19
Koninklijke Boskalis Westminster N.V. , CVA	360	7
Wavin N.V.	1,357	4

		59

15

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Commercial & Professional Supplies 0.1%
USG People N.V.	769	9
Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	443	8
TomTom N.V. *	638	3

		11
Diversified Financials 0.0%
Kas Bank N.V., CVA	346	4
Energy 0.2%
Fugro N.V., CVA	362	10
SBM Offshore N.V.	1,492	18

		28
Food & Staples Retailing 0.1%
Sligro Food Group N.V.	258	6
Super De Boer *	4,145	13

		19
Food, Beverage & Tobacco 0.1%
Koninklijike Wessanen N.V.	2,040	12
Health Care Equipment & Services 0.1%
OPG Groep N.V.	797	9
Materials 0.1%
James Hardie Industries N.V. CDI	3,836	9
Media 0.2%
Reed Elsevier N.V.	2,117	23
Real Estate 0.4%
Eurocommercial Properties N.V. CVA	667	19
Nieuwe Steen Investments N.V.	548	9
Vastned Offices/Industrial N.V.	900	10
VastNed Retail N.V.	267	11

		49
Retailing 0.0%
Macintosh Retail Group N.V.	550	6
Semiconductors & Semiconductor Equipment 0.0%
ASM International N.V. *	578	4
Technology Hardware & Equipment 0.2%
Gemalto N.V. *	1,128	28
Oce N.V.	1,972	5

		33
Transportation 0.1%
Koninklijke Vopak N.V.	205	8
Smit Internationale N.V.	107	5

		13

		288

New Zealand 0.6%
Consumer Durables & Apparel 0.0%
Fisher & Paykel Appliances Holdings Ltd.	10,166	7
Consumer Services 0.1%
Sky City Entertainment Group Ltd.	7,207	11
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	4,791	8
Materials 0.1%
Nufarm Ltd.	1,639	12
Media 0.0%
Sky Network Television Ltd.	2,512	5
Real Estate 0.1%
Kiwi Income Property Trust	13,716	7
Retailing 0.0%
The Warehouse Group Ltd.	2,299	4
Transportation 0.1%
Air New Zealand Ltd.	11,192	5
Auckland International Airport Ltd.	13,938	13

		18
Utilities 0.1%
Vector Ltd.	7,288	8

		80

Norway 0.7%
Banks 0.1%
Sparebanken 1 SMN	1,136	4
Sparebanken Rogaland	1,421	6

		10
Capital Goods 0.1%
Renewable Energy Corp. A/S *	648	6
Veidekke A.S.A.	1,928	8

		14
Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	1,678	6
Consumer Durables & Apparel 0.1%
Ekornes A.S.A.	737	7
Diversified Financials 0.0%
Acta Holding A.S.A.	1,053	—
Energy 0.1%
Fred. Olsen Energy A.S.A.	103	3
Petroleum Geo-Services A.S.A. *	1,385	4
Solstad Offshore A.S.A.	170	2
Subsea 7, Inc. *	323	2
TGS Nopec Geophysical Co., A.S.A. *	722	4

		15
Food, Beverage & Tobacco 0.1%
Cermaq A.S.A.	986	4
Marine Harvest *	36,898	8

		12
Media 0.0%
Schibsted A.S.A.	689	6

16

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Technology Hardware & Equipment 0.1%
Tandberg A.S.A.	747	9
Transportation 0.1%
Odfjell SE, B Shares	1,731	10
Stolt-Nielsen S.A.	619	7
Wilh. Wilhelmsen A.S.A.	191	2

		19

		98

Portugal 0.2%
Banks 0.0%
Banif, SGPS, S.A. - Reg’d	3,545	5
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	1,207	4
Materials 0.1%
Semapa - Sociedade de Investimento e Gestao, SGPS, S.A.	886	7
Sonae Industria-SGPS, S.A.	1,837	4

		11
Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	1,757	9
Retailing 0.0%
SAG GEST - Solucos Automovel Globais, SGPS, S.A.	1,095	2

		31

Republic of Korea 0.1%
Transportation 0.1%
STX Pan Ocean Co., Ltd. *	1,100	8

Singapore 2.0%
Capital Goods 0.1%
Cosco Corp.(Singapore) Ltd.	9,431	5
Gallant Venture Ltd. *	4,000	—
Haw Par Corp., Ltd.	2,000	5
Hong Leong Asia Ltd.	2,000	1
Jaya Holdings Ltd.	4,000	1
SembCorp Marine Ltd.	4,048	4

		16
Diversified Financials 0.3%
Hong Leong Finance Ltd.	5,000	7
Kim Eng Holdings Ltd.	2,120	1
Singapore Exchange Ltd.	7,000	24
UOB-Kay Hian Holdings Ltd.	4,696	3

		35
Energy 0.1%
Singapore Petroleum Co., Ltd.	6,000	10
Food & Staples Retailing 0.0%
Olam International Ltd.	8,000	6
Food, Beverage & Tobacco 0.1%
Cerebos Pacific Ltd.	2,000	4
Wilmar International Ltd.	2,000	4

		8
Health Care Equipment & Services 0.0%
Parkway Holdings Ltd.	5,866	4
Insurance 0.0%
Pacific Century Regional Developments Ltd.	10,000	1
Real Estate 0.6%
Allgreen Properties Ltd.	9,000	3
Ascendas Real Estate Investment Trust (A-REIT)	13,000	12
CapitaCommercial Trust	8,000	5
CapitaMall Trust	9,000	9
Fortune REIT	10,000	3
Guocoland Ltd.	6,000	4
Keppel Land Ltd.	4,000	4
Singapore Land Ltd.	2,000	4
Suntec Real Estate Investment Trust	29,000	13
United Industrial Corp., Ltd.	5,000	4
UOL Group Ltd.	10,000	13
Wheelock Properties (S) Ltd.	5,221	3
Wing Tai Holdings Ltd.	5,000	2
Yanlord Land Group Ltd.	9,000	6

		85
Semiconductors & Semiconductor Equipment 0.1%
Chartered Semiconductor Manufacturing Ltd. *	24,000	4
STATS ChipPAC Ltd. *	14,000	4

		8
Technology Hardware & Equipment 0.1%
Creative Technology Ltd. *	1,750	5
Elec & Eltek International Co., Ltd.	2,000	2
Venture Corp., Ltd.	4,000	10

		17
Telecommunication Services 0.1%
MobileOne Ltd.	8,000	9
StarHub Ltd.	6,000	8

		17
Transportation 0.5%
Chuan Hup Holdings Ltd.	67,000	8
ComfortDelGro Corp., Ltd.	35,000	34
SIA Engineering Co., Ltd.	3,205	4
Singapore Airport Terminal Services Ltd.	4,749	4
Singapore Post Ltd.	23,000	12
SMRT Corp., Ltd.	7,000	7

		69

		276

17

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Spain 1.6%
Banks 0.2%
Banco de Valencia S.A.	768	7
Banco Guipuzcoano S.A. - Reg’d	754	5
Banco Pastor S.A.	1,472	9

		21
Capital Goods 0.3%
Abengoa S.A.	501	8
Gamesa Corp. Tecnologica S.A.	749	12
Obrascon Huarte Lain S.A.	678	8
Uralita S.A.	902	5
Zardoya Otis S.A.	624	11

		44
Commercial & Professional Supplies 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	241	7
Consumer Durables & Apparel 0.0%
La Seda de Barcelona S.A., Class B *	4,611	2
Consumer Services 0.1%
NH Hoteles S.A.	1,786	8
Sol Melia S.A.	1,003	5

		13
Diversified Financials 0.1%
Bolsas y Mercados Espanoles	308	7
Corporacion Financiera Alba S.A.	301	10

		17
Food, Beverage & Tobacco 0.3%
Campofrio Alimentacion S.A.	496	6
Ebro Puleva S.A.	1,913	24
Pescanova S.A.	142	5
Sos Cuetara S.A.	510	6

		41
Insurance 0.1%
Grupo Catalana Occidente S.A.	448	7
Materials 0.1%
Cementos Portland Valderrivas S.A.	116	3
Cie Automotive S.A.	1,044	4
Grupo Empresarial Ence S.A.	1,920	6

		13
Media 0.1%
Antena 3 de Television S.A.	1,003	5
Gestevision Telecinco S.A.	93	1
Promotora de Informaciones S.A. (Prisa)	1,317	3
Vocento S.A.	1,103	5

		14
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	476	8
Real Estate 0.0%
Inmobiliaria Colonial S.A. *	2,978	1
Parquesol Inmobiliaria S.A.	172	1

		2
Software & Services 0.1%
Indra Sistemas S.A.	785	16
Transportation 0.0%
Cintra Concesiones de Infraestructuras de Transporte S.A.	810	4
Utilities 0.0%
Iberdrola Renovables S.A. *	968	4

		213

Sweden 1.6%
Capital Goods 0.3%
Alfa Laval AB	2,327	16
Cardo AB	409	6
Haldex AB	1,565	6
Hexagon AB, Class B	1,195	4
Hexpol AB *	25	—
Lindab International AB	977	5
Peab AB	1,629	5
Saab AB, Class B	847	8

		50
Commercial & Professional Supplies 0.0%
Niscayah Group AB	5,734	4
Consumer Durables & Apparel 0.0%
JM AB	1,005	5
Diversified Financials 0.2%
D. Carnegie & Co. AB (a)(b)	851	—
Investment AB Oresund	949	8
Ratos AB, B Shares	1,162	15

		23
Energy 0.1%
Lundin Petroleum AB *	1,244	6
PA Resources AB *	1,117	2

		8
Food & Staples Retailing 0.1%
Axfood AB	505	10
Hakon Invest AB	784	8

		18
Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	383	6
Swedish Match AB	1,498	20

		26
Health Care Equipment & Services 0.1%
Getinge AB, Class B	1,315	18
Materials 0.1%
Billerud	1,579	3

18

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Hoganas AB, B Shares	611	5

		8
Media 0.1%
Eniro AB	3,357	4
Modern Times Group MTG AB, B Shares	286	5

		9
Real Estate 0.3%
Castellum AB	1,651	11
Fabege AB	2,790	9
Hufvudstaden AB, A Shares	925	5
Kungsleden AB	2,643	14
Lennart Wallenstam Byggnads AB, B Shares	648	5

		44
Retailing 0.1%
Bilia AB, A Shares	1,109	2
Nobia AB	2,803	6

		8

		221

Switzerland 3.2%
Automobiles & Components 0.1%
Rieter Holding AG – Reg’d	80	9
Banks 0.3%
Banque Cantonale Vaudoise – Reg’d	28	8
Basler Kantonalbank	266	26
Luzerner Kantonalbank – Reg’d	22	5
St. Galler Kantonalbank – Reg’d	20	6

		45
Capital Goods 0.6%
Bucher Industries AG – Reg’d	67	6
Conzzeta AG	2	3
Daetwyler Holding AG *	151	6
Geberit AG – Reg’d	280	27
Georg Fischer AG – Reg’d *	59	10
Implenia AG *	376	9
Kaba Holding AG, Class B – Reg’d	34	7
OC Oerlikon Corp. AG – Reg’d *	99	3
Sulzer AG – Reg’d	265	13

		84
Consumer Durables & Apparel 0.1%
AFG Arbonia-Forster Holding AG	30	3
Forbo Holding AG – Reg’d *	33	5

		8
Consumer Services 0.1%
Kuoni Reisen Holding AG – Reg’d	34	10
Diversified Financials 0.1%
Bank Sarasin & Cie AG Class B – Reg’d	288	7
Compagnie Financiere Tradition	4	—
EFG International AG	390	5
Vontobel Holding AG	388	6

		18
Food, Beverage & Tobacco 0.5%
Aryzta AG *	553	14
Aryzta AG – Reg’d *	416	10
Barry Callebaut AG – Reg’d *	15	7
Bell Holding AG – Reg’d	5	6
Emmi AG – Reg’d	51	5
Lindt & Spruengli AG	4	7
Lindt & Spruengli AG – Reg’d	1	19

		68
Health Care Equipment & Services 0.2%
Galenica AG – Reg’d	31	10
Nobel Biocare Holding AG – Reg’d	466	7
Sonova Holding AG – Reg’d	242	12
Straumann Holding AG – Reg’d	41	6

		35
Insurance 0.1%
Schweizerische Naional-Versicherungs-Gesellschaft – Reg’d	19	10
Materials 0.2%
EMS-Chemie Holding AG	196	14
Schmolz & Bickenbach AG – Reg’d	163	3
Sika AG	7	5

		22
Media 0.0%
PubliGroupe S.A. – Reg’d	43	3
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. – Reg’d *	154	8
Lonza Group AG – Reg’d	317	29

		37
Real Estate 0.2%
Allreal Holding AG – Reg’d	47	5
PSP Swiss Property AG – Reg’d *	403	17
Swiss Prime Site AG – Reg’d *	164	7

		29
Retailing 0.2%
Charles Vogele Holding AG *	126	3
Jelmoli Holding AG	5	10
Valora Holding AG – Reg’d	86	13

		26
Semiconductors & Semiconductor Equipment 0.0%
Micronas Semiconductor Holding AG – Reg’d *	1,887	6
Technology Hardware & Equipment 0.1%
Logitech International S.A. – Reg’d *	987	10

19

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Transportation 0.1%
Flughafen Zuerich AG – Reg’d	19	4
Panalpina Welttransport Holding AG – Reg’d	165	8

		12
Utilities 0.0%
Energiedienst Holding AG – Reg’d *	60	2

		434

Thailand 0.0%
Telecommunication Services 0.0%
Total Access Communication Public Co., Ltd.	4,800	4

United Kingdom 10.4%
Banks 0.0%
Paragon Group Cos. plc	6,450	4
Capital Goods 1.8%
Ashtead Group plc	13,586	8
Bodycote plc	3,411	6
BSS Group plc	1,767	7
Carillion plc	5,118	17
Charter International plc	1,097	6
Cobham plc	12,494	39
Cookson Group plc	2,609	4
Fenner plc	3,292	3
Galliford Try plc	9,463	5
Interserve plc	2,485	7
Invensys plc *	8,151	18
Keller Group plc	1,112	10
Kier Group plc	845	12
Meggitt plc	5,369	11
Melrose plc	38,499	37
Morgan Crucible Co. plc	3,198	4
Morgan Sindall plc	609	5
Qinetiq plc	7,268	16
SIG plc	1,404	2
Spirax-Sarco Engineering plc	742	9
The Weir Group plc	1,729	8
Ultra Electronics Holdings plc	418	7
VT Group plc	1,335	11

		252
Commercial & Professional Supplies 1.1%
Aggreko plc	1,457	8
Babcock International Group plc	1,300	9
Capita Group plc	3,268	33
De La Rue plc	1,045	14
Homeserve plc	388	6
Intertek Group plc	1,018	13
Michael Page International plc	2,379	8
Mitie Group plc	3,195	9
Regus plc	6,918	5
Serco Group plc	3,862	24
Shanks Group plc	3,523	5
The Davis Service Group plc	3,668	13
WS Atkins plc	660	5

		152
Consumer Durables & Apparel 0.5%
Aga Rangemaster Group plc	3,983	4
Bovis Homes Group plc	2,703	15
Burberry Group plc	3,721	14
Headlam Group plc	1,578	5
Redrow plc	4,586	10
The Berkeley Group Holdings plc *	1,747	20

		68
Consumer Services 0.5%
Greene King plc	3,281	20
Holidaybreak plc	1,948	6
J.D. Wetherspoon plc	3,079	15
Luminar Group Holdings plc	3,262	5
Marston’s plc	7,543	11
Millennium & Copthorne Hotels plc	2,724	9
Restaurant Group plc	3,982	6

		72
Diversified Financials 0.5%
Aberdeen Asset Management plc	8,246	15
Ashmore Group plc	2,307	4
Cattles plc	22,718	4
F&C Asset Management plc	6,974	7
Henderson Group plc	5,945	7
HSBC Infrastructure Co., Ltd.	6,673	11
Intermediate Capital Group plc	869	5
London Stock Exchange Group plc	656	5
Tullett Prebon plc	3,390	7

		65
Energy 0.7%
Acergy S.A.	987	6
Burren Energy plc (b)*	397	7
Cairn Energy plc *	248	7
Dana Petroleum plc *	471	6
Hunting plc	1,392	8
John Wood Group plc	2,430	7
Petrofac Ltd.	880	5
Premier Oil plc *	495	5
Tullow Oil plc	2,614	26
UK Coal plc *	3,522	6
Venture Production plc	1,172	10

		93
Food, Beverage & Tobacco 0.4%
Britvic plc	3,494	11
Dairy Crest Group plc	2,896	8
Greggs plc	171	9
Northern Foods plc	16,661	13
Premier Foods plc	12,227	5
Robert Wiseman Dairies plc	1,203	6

20

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Uniq plc *	3,567	1

		53

Health Care Equipment & Services 0.1%
Southern Cross Healthcare Ltd.	4,515	5
SSL International plc	1,563	12

		17

Household & Personal Products 0.1%
McBride plc	6,655	12
PZ Cussons plc	2,447	7

		19

Insurance 0.9%
Admiral Group plc	812	10
Amlin plc	8,328	46
Beazley Group plc	4,911	9
Brit Insurance Holdings plc	8,075	24
Chaucer Holdings plc	6,730	4
Jardine Lloyd Thompson Group plc	3,135	20
St. James’s Place plc	1,700	5

		118

Materials 0.3%
Croda International plc	1,058	8
DS Smith plc	13,415	16
Filtrona plc	2,954	5
Marshalls plc	2,795	3
RPC Group plc	2,985	6
Yule Catto & Co. plc	8,572	6

		44

Media 0.5%
Euromoney Institutional Investor plc	1,277	5
Informa plc	5,250	18
Johnston Press plc	25,387	3
Reed Elsevier plc	3,561	27
St. Ives plc	3,209	3
Taylor Nelson Sofres plc	5,062	18

		74

Real Estate 0.6%
Big Yellow Group plc	1,765	4
Brixton plc	6,432	8
Capital & Regional plc	3,756	2
CLS Holdings plc *	1,351	6
Daejan Holdings plc	187	6
Derwent London plc	548	5
Eurocastle Investment Ltd.	11,628	6
Grainger plc	2,807	4
Great Portland Estates plc	2,703	9
Invista Foundation Property Trust Ltd.	23,631	5
Mapeley Ltd.	2,199	2
Minerva plc *	7,823	2
Quintain Estates & Development plc	11,034	4
Savills plc	1,907	7
Shaftesbury plc	1,665	6
St. Modwen Properties plc	2,041	3
Unite Group plc	3,097	3
Warner Estate Holdings plc	1,185	—
Workspace Group plc	6,352	2

		84

Retailing 0.7%
Carpetright plc	823	5
Debenhams plc	25,254	12
Findel plc	3,938	3
Galiform plc	28,332	5
GAME GROUP plc	3,074	6
Halfords Group plc	3,587	13
HMV Group plc	5,676	11
JJB Sports plc	14,184	2
John Menzies plc	1,219	1
Lookers plc	10,946	4
N Brown Group plc	2,531	7
Pendragon plc	50,173	2
Smiths News plc	5,209	4
Sports Direct International	9,669	7
WH Smith plc	3,040	15
Woolworths Group plc (a)(b)	165,675	—

		97

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	10,430	14
CSR plc *	2,006	5

		19

Software & Services 0.3%
Computacenter plc	6,008	10
Dimension Data Holdings plc	16,722	9
Misys plc	10,397	17

		36

Technology Hardware & Equipment 0.4%
Halma plc	4,166	11
Laird plc	3,675	5
Premier Farnell plc	6,935	13
Renishaw plc	884	4
Rotork plc	509	5
Spectris plc	1,295	9
TT electronics plc	13,040	6

		53

Telecommunication Services 0.2%
Inmarsat plc	2,407	14
KCOM Group plc	22,007	5

		19

Transportation 0.5%
Air Berlin plc *	1,010	5
Avis Europe plc *	35,071	2
BBA Aviation plc	12,787	13
Forth Ports plc	310	3
Northgate plc	5,571	6

21

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Stagecoach Group plc	9,682	17
The Go-Ahead Group plc	766	11
Wincanton plc	3,048	7

		64
Utilities 0.1%
Northumbrian Water Group plc	5,055	17

		1,420

Total Common Stock (Cost $20,844)		13,423

Other Investment Companies 0.4% of net assets

Australia 0.0%
Australian Infrastructure Fund	5,335	6

Canada 0.1%
CML Healthcare Income Fund	912	9

United States 0.3%
iShares MSCI EAFE Index Fund	1,000	39

Total Other Investment Companies (Cost $70)		54

Preferred Stock 0.2% of net assets

Germany 0.2%
Capital Goods 0.1%
Jungheinrich AG	717	8
Consumer Durables & Apparel 0.0%
Hugo Boss AG	243	4
Healthcare – Services 0.1%
Draegerwerk AG & Co. KGAA	277	7
Materials 0.0%
Fuchs Petrolub AG	105	4
Transportation 0.0%
Sixt AG	467	5

Total Preferred Stock (Cost $62)		28

Rights 0.0% of net assets

Australia 0.0%
Utilities 0.0%
Envestra Ltd. (a)*	5,880	—

Germany 0.0%
Diversified Financials 0.0%
MPC Muenchmeyer Petersen Capital AG (a)(b)*	92	—
Singapore 0.0%
Real Estate 0.0%
Ascendas Real Estate Investment Trust (A-REIT) (a)*	866	—

Spain 0.0%
Real Estate 0.0%
Inmobiliaria Colonial S.A. (b)*	2,978	—
United Kingdom 0.0%
Insurance 0.0%
Chaucer Holdings plc (a)*	3,533	—

Total Rights (Cost $–)		—

Warrants 0.0% of net assets
Bermuda 0.0%
Capital Goods 0.0%
PYI Corp. *	3,333	—

Total Warrants (Cost $–)		—

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.8% of net assets
Commercial Paper & Other Obligations 0.8%
Citibank, London Time Deposit
0.07%, 02/02/09	111	111

Total Short-Term Investment (Cost $111)		111

End of Investments.
(All dollar amounts are x 1,000)
At of 01/31/09, the tax basis cost of the fund’s investments was $21,680, and the unrealized appreciation and depreciation were $444 and ($8,508), respecitively, with a net unrealized depreciation of ($8,064). As of 01/31/09, the prices of certain foreign securities held by the fund aggregating $12,531 were adjusted from their market prices following the guidelines adopted by the fund’s Board of Trustees.

*		Non-income producing security.

(a)		Fair-valued by Management.

(b)		Illiquid security. At the period end, the value of these amounted to $26 or 0.2% of net assets.

CDI	–	CHESS Depository Interest

22

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

CVA	–	Dutch Certificate

Reg’d	–	Registered

REIT	–	Real Estate Investment Trust
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$949
Level 2 - Other Significant Observable Inputs	12,642
Level 3 - Significant Unobservable Inputs	25

Total	$13,616

*	The fund had no other financial instruments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 10/31/08	$36
Accrued discount/premiums	—
Realized gain (loss)	3
Change in unrealized appreciation (depreciation)	(31)
Net purchases (sales)	(13)
Transfer in and/or out of Level 3	30

Balance as of 1/31/09	$25

REG46849JAN09

23

Schwab Capital Trust
Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

83.4%	Common Stock	42,111	30,270
8.6%	Preferred Stock	4,591	3,120
4.8%	Other Investment Company	1,780	1,742
5.8%	Short-Term Investments	2,122	2,122
102.6%	Total Investments	50,604	37,254
(2.6)%	Other Assets and Liabilities Net		(957)
100.0%	Net Assets		36,297

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 83.4% of net assets

Argentina 0.2%
Energy 0.1%
Petrobras Energia Participaciones S.A.	49,401	33
Materials 0.0%
Siderar S.A.I.C., Class A	2,000	7
Telecommunication Services 0.1%
Telecom Argentina S.A., Class B *	6,334	11

		51

Brazil 3.2%
Banks 0.4%
Banco do Brasil S.A.	14,300	88
Banco Nossa Caixa S.A.	2,000	59

		147
Capital Goods 0.1%
Empresa Brasileira de Aeronautica S.A.	5,700	21
Energy 0.9%
Petroleo Brasileiro S.A.	24,000	314
Food, Beverage & Tobacco 0.1%
Companhia de Bebidas das Americas	100	4
Souza Cruz S.A.	1,600	32

		36
Materials 0.6%
Companhia Siderurgica Nacional S.A.	6,800	103
Companhia Vale do Rio Doce	8,700	122
Gerdau S.A.	800	4
Usinas Siderurgicas de Minas Gerais S.A.	1,000	12

		241
Telecommunication Services 0.3%
Brasil Telecom Participacoes S.A.	1,500	39
Tele Norte Leste Participacoes S.A.	1,500	23
Telesp – Telecomunicacoes de Sao Paulo S.A.	1,700	26
Tim Participacoes S.A. *	2,900	9

		97
Utilities 0.8%
Centrais Eletricas Brasileiras S.A.	21,100	238
Companhia de Saneamento Basico do Estado de Sao Paulo	2,300	25
Companhia Energetica de Minas Gerais	404	4
CPFL Energia S.A.	800	10
Tractebel Energia S.A.	4,300	33

		310

		1,166

Chile 1.1%
Banks 0.1%
Banco Santander Chile S.A.	863,914	29
Capital Goods 0.2%
Empresas Copec S.A.	7,885	64
Food & Staples Retailing 0.0%
Cencosud S.A.	8,244	15
Retailing 0.1%
S.A.C.I. Falabella S.A.	8,099	23
Utilities 0.7%
Empresa Nacional de Electricidad S.A.	69,319	87
Enersis S.A.	546,234	159

		246

		377

China 19.6%
Automobiles & Components 0.0%
Dongfeng Motor Group Co., Ltd., Class H	46,000	16
Banks 4.0%
Bank of China Ltd., Class H	1,018,000	267
Bank of Communications Co., Ltd., Class H	117,000	76

1

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
China CITIC Bank, Class H	199,000	74
China Construction Bank Corp., Class H	1,175,000	573
China Merchants Bank Co., Ltd., Class H	37,500	60
Industrial & Commercial Bank of China Ltd., Class H	944,000	399

		1,449
Capital Goods 0.6%
China Communications Construction Co., Ltd., Class H	16,000	15
China International Marine Containers (Group) Co., Ltd., Class B	54,000	29
China Railway Group Ltd., Class H *	268,000	151
Shanghai Electric Group Co., Ltd., Class H *	26,000	8

		203
Energy 10.9%
China Coal Energy Co., Class H	53,000	38
China Petroleum & Chemical Corp., Class H	1,264,000	682
China Shenhua Energy Co., Ltd., Class H	131,000	279
PetroChina Co., Ltd., Class H	3,979,000	2,937
Yanzhou Coal Mining Co., Ltd., Class H	28,000	18

		3,954
Insurance 2.1%
China Life Insurance Co., Ltd., Class H	156,000	410
PICC Property & Casualty Co., Ltd., Class H *	26,000	12
Ping An Insurance (Group) Co., of China Ltd., Class H	78,000	338

		760
Materials 0.5%
Aluminum Corp. of China Ltd., Class H	115,000	52
Angang Steel Co., Ltd., Class H	38,000	37
Jiangxi Copper Co., Ltd., Class H	14,000	9
Maanshan Iron & Steel Co., Ltd., Class H	125,000	41
Sinopec Shanghai Petrochemical Co., Ltd., Class H	156,000	36

		175
Telecommunication Services 0.4%
China Telecom Corp., Ltd., Class H	402,000	146
Transportation 0.4%
Air China Ltd., Class H	50,000	13
China COSCO Holdings Co., Ltd., Class H	46,000	28
China Shipping Container Lines Co., Ltd., Class H	239,000	38
China Shipping Development Co. Ltd., Class H	11,000	11
China Southern Airlines Co., Ltd., Class H *	63,500	10
Jiangsu Expressway Co., Ltd., Class H	51,000	36
Zhejiang Expressway Co., Ltd., Class H	28,000	16

		152
Utilities 0.7%
Datang International Power Generation Co., Ltd., Class H	129,000	64
Huadian Power International Corp., Ltd., Class H	130,000	28
Huaneng Power International, Inc., Class H	251,000	180

		272

		7,127

Columbia 0.0%
Diversified Financials 0.0%
Suramericana de Inversiones S.A.	1,429	9

Czech Republic 0.3%
Banks 0.0%
Komercni Banka A/S	160	18
Materials 0.0%
Unipetrol A/S	900	5
Telecommunication Services 0.2%
Telefonica 02 Czech Republic A/S	2,900	54
Utilities 0.1%
CEZ	900	31

		108

Hungary 0.2%
Banks 0.1%
OTP Bank Nyrt. *	2,975	29
Energy 0.1%
MOL Hungarian Oil & Gas Nyrt.	924	36
Telecommunication Services 0.0%
Magyar Telekom Telecommunications plc	6,933	17

		82

India 3.3%
Banks 0.4%
Bank of Baroda	2,531	13
Canara Bank Ltd.	5,588	20
ICICI Bank Ltd.	5,025	42
Punjab National Bank Ltd.	1,026	8

2

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
State Bank of India	2,009	47

		130
Capital Goods 0.2%
Bharat Heavy Electricals Ltd.	998	27
Larsen & Toubro Ltd.	2,082	29
Tata Motors Ltd.	3,993	12

		68
Energy 1.2%
Bharat Petroleum Corp., Ltd.	7,423	59
Hindustan Petroleum Corp., Ltd.	19,236	111
Indian Oil Corp., Ltd.	4,909	44
Oil & Natural Gas Corp., Ltd.	6,644	89
Reliance Industries Ltd.	5,179	139

		442
Food, Beverage & Tobacco 0.2%
ITC Ltd.	24,683	91
Household & Personal Products 0.2%
Hindustan Unilever Ltd.	13,196	70
Materials 0.3%
Grasim Industries Ltd.	1,493	36
Hindalco Industries Ltd.	23,005	23
Steel Authority of India Ltd.	5,594	9
Tata Steel Ltd.	9,420	35

		103
Software & Services 0.4%
Infosys Technologies Ltd.	4,841	127
Tata Consultancy Services	1,378	14
Wipro Ltd.	2,126	10

		151
Telecommunication Services 0.2%
Bharti Airtel Ltd. *	3,516	45
Mahanagar Telephone Nigam Ltd.	11,605	17
Reliance Communications Ltd.	3,236	11

		73
Utilities 0.2%
Gail India Ltd.	7,250	29
NTPC Ltd.	10,527	40

		69

		1,197

Indonesia 0.8%
Automobiles & Components 0.1%
PT Astra International Tbk	46,000	52
Banks 0.3%
PT Bank Central Asia Tbk	195,000	46
PT Bank Danamon Indonesia Tbk	13,000	3
PT Bank Mandiri	120,500	19
PT Bank Rakyat Indonesia	92,500	36

		104
Food, Beverage & Tobacco 0.0%
PT Gudang Garam Tbk	22,500	10
Telecommunication Services 0.4%
PT Indosat Tbk	58,500	29
PT Telekomunikasi Indonesia	187,000	102

		131

		297

Israel 1.9%
Banks 0.4%
Bank Hapoalim B.M. *	55,182	99
Bank Leumi Le-Israel	18,285	33
Israel Discount Bank, Class A	6,107	5

		137
Capital Goods 0.1%
Discount Investment Corp. – Reg’d	615	6
IDB Development Corp., Ltd.	2,067	19
IDB Holding Corp., Ltd.	1,995	26

		51
Materials 0.1%
Israel Chemicals Ltd.	4,629	32
The Israel Corp., Ltd.	20	4

		36
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Teva Pharmaceutical Industries Ltd.	8,781	363
Telecommunication Services 0.3%
Bezeq Israeli Telecommunication Corp., Ltd.	60,840	90

		677

Luxembourg 0.2%
Diversified Financials 0.0%
Reinet Investments SCA *	2,855	2
Energy 0.2%
Tenaris S.A.	4,588	47

		49

Malaysia 2.9%
Banks 1.2%
Bumiputra-Commerce Holdings Berhad	46,200	81
Malayan Banking Berhad	111,700	161
Public Bank Berhad	79,700	190

		432
Capital Goods 0.2%
Sime Darby Berhad	50,000	76
Consumer Services 0.1%
Genting Berhad	45,000	46
Food, Beverage & Tobacco 0.3%
British American Tobacco Malaysia Berhad	5,800	71

3

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
IOI Corp., Berhad	28,900	31

		102
Telecommunication Services 0.3%
Telekom Malaysia Berhad	28,500	25
TM International Berhad *	78,000	68

		93
Transportation 0.4%
MISC Berhad	46,700	111
PLUS Expressways Berhad	40,200	32
		143
Utilities 0.4%
Petronas Gas Berhad	13,100	35
Tenaga Nasional Berhad	27,200	44
YTL Corp., Berhad	19,100	37
YTL Power International Berhad	59,007	31

		147

		1,039

Mexico 6.5%
Banks 0.1%
Grupo Financiero Banorte S.A.B. de C.V., Class O	30,000	40
Capital Goods 0.1%
Alfa S.A.B., Class A	15,300	26
Food & Staples Retailing 0.3%
Organizacion Soriana S.A.B de C.V., Series B *	11,800	19
Wal-Mart de Mexico S.A.B. de C.V., Series V	40,700	85

		104
Food, Beverage & Tobacco 1.5%
Coca-Cola Femsa S.A.B. de C.V. (Femsa), Series L	34,900	131
Fomento Economico Mexicano S.A.B. de C.V.	86,100	240
Grupo Bimbo S.A.B. de C.V., Series A	9,100	33
Grupo Modelo, S.A. de C.V., Series C	57,600	154

		558
Household & Personal Products 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	22,900	75
Materials 0.8%
Cemex S.A.B. de C.V. *	274,800	214
Grupo Mexico S.A.B. de C.V., Series B	153,948	85

		299
Media 0.3%
Grupo Televisa S.A.	35,000	98
Telecommunication Services 3.2%
America Movil S.A.B. de C.V., Series L	205,500	293
Carso Global Telecom S.A.B. de C.V., Class A1 *	49,600	179
Telefonos de Mexico S.A.B. de C.V.	499,100	442
Telmex Internacional S.A.B. de C.V., Class L *	490,300	232

		1,146

		2,346

Philippines 0.0%
Banks 0.0%
Bank of the Philippine Islands	9,000	6
Telecommunication Services 0.0%
Philippine Long Distance Telephone Co.	150	7

		13

Poland 1.3%
Banks 0.3%
Bank Handlowy w Warszawie S.A.	674	7
Bank Pekao S.A.	1,527	47
Bank Przemyslowo-Handlowy *	781	8
Powszechna Kasa Oszczednosci Bank Polski S.A.	5,694	45

		107
Energy 0.5%
Polski Koncern Naftowy Orlen S.A.	21,436	137
Polskie Gornictwo Naftowe I Gazownictwo S.A.	30,545	33

		170
Materials 0.1%
KGHM Polska Miedz S.A.	2,913	25
Telecommunication Services 0.4%
Telekomunikacja Polska S.A.	26,813	151

		453

Republic of Korea 16.9%
Auto Manufacturers 1.6%
Hyundai Mobis *	1,807	84
Hyundai Motor Co.	10,473	353
Kia Motors Corp. *	19,050	106
Korea Kumho Petrochemical Co., Ltd. *	1,900	29

		572
Banks 1.5%
Hana Financial Group, Inc.	2,560	42
Industrial Bank of Korea *	3,130	19
KB Financial Group, Inc. *	10,782	289
Korea Exchange Bank	6,010	29

4

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Shinhan Financial Group Co., Ltd. *	7,140	144
Woori Finance Holdings Co., Ltd. *	5,140	29

		552
Capital Goods 3.3%
CJ Corp.	498	12
Daelim Industrial Co., Ltd. *	687	23
Daewoo Engineering & Construction Co., Ltd. *	770	5
Doosan Corp. *	884	66
Doosan Heavy Industries & Construction Co., Ltd. *	199	10
GS Engineering & Construction Corp.	328	14
Hyundai Engineering & Construction Co., Ltd. *	853	35
Hyundai Heavy Industries Co., Ltd.	484	68
Kumho Industrial Co., Ltd. *	1,960	19
LG Corp. *	7,268	201
LG International Corp.	7,180	93
LS Corp.	1,005	54
Samsung C & T Corp.	4,550	133
SK Holdings Co., Ltd.	5,807	427
SK Networks Co., Ltd. *	3,628	24

		1,184
Consumer Durables & Apparel 0.7%
LG Electronics, Inc.	5,104	261
Diversified Financials 0.0%
Samsung Card Co., Ltd.	417	11
Energy 0.7%
GS Holdings Corp. *	3,290	62
S-Oil Corp.	3,442	145
SK Energy Co., Ltd.	981	56

		263
Food & Staples Retailing 0.2%
Shinsegae Co., Ltd.	209	67
Food, Beverage & Tobacco 0.2%
KT&G Corp. *	1,111	67
Insurance 0.2%
Samsung Fire & Marine Insurance Co., Ltd.	599	71
Materials 1.8%
Dongkuk Steel Mill Co., Ltd.	1,550	27
Hanwha Corp. *	3,749	77
Hyosung Corp. *	1,410	49
Hyundai Steel Co.	753	20
LG Chem Ltd.	1,949	112
POSCO	1,500	383

		668
Retailing 0.0%
Lotte Shopping Co., Ltd	83	11
Semiconductors & Semiconductor Equipment 3.5%
Hynix Semiconductor, Inc. *	5,600	36
Samsung Electronics Co., Ltd.	3,590	1,248

		1,284
Technology Hardware & Equipment 0.4%
LG Display Co., Ltd.	1,760	34
Samsung SDI Co., Ltd.	2,132	102

		136
Telecommunication Services 1.6%
KT Corp.	7,760	222
KT Freetel Co., Ltd. *	3,370	71
LG Dacom Corp.	2,574	34
LG Telecom Ltd. *	5,354	36
SK Telecom Co., Ltd.	1,572	234

		597
Transportation 0.3%
Hanjin Shipping Co., Ltd. *	2,790	39
Hyundai Merchant Marine Co., Ltd. *	1,140	26
Korean Air Lines Co., Ltd. *	1,043	26

		91
Utilities 0.9%
Korea Electric Power Corp. *	13,770	278
Korea Gas Corp. *	906	34

		312

		6,147

Russia 3.9%
Banks 0.1%
Sberbank GDR – Reg’d	407	33
VTB Bank OJSC GDR – Reg’d	11,429	14

		47
Energy 3.5%
Gazprom ADR – Reg’d	32,477	419
LUKOIL ADR	14,567	475
Rosneft Oil Co. GDR	22,142	69
Surgutneftegaz ADR	52,242	223
Tatneft GDR	2,157	71

		1,257
Materials 0.1%
Cherepovets MK Severstal GDR	3,091	8
Mining & Metallurgical Co., Norilsk Nickel	10,227	42

		50
Telecommunication Services 0.1%
Mobile TeleSystems ADR	1,420	30
Sistema JSFC GDR	2,406	9
Vimpel-Communications ADR	778	5

		44

5

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Utilities 0.1%
Federal Grid Co. Unified Energy System JSC GDR (b)*	285	—
RAO Unified Energy System of Russia GDR - Reg’d (a)*	629	25

		25

		1,423

South Africa 6.8%
Banks 1.4%
ABSA Group Ltd.	10,335	93
Nedbank Group Ltd.	8,237	73
Standard Bank Group Ltd.	47,898	329

		495
Capital Goods 0.5%
Barloworld Ltd.	17,723	58
Bidvest Group Ltd.	10,011	97
Eqstra Holdings Ltd. *	8,237	6

		161
Diversified Financials 0.8%
FirstRand Ltd.	137,213	198
Remgro Ltd.	9,136	63
RMB Holdings Ltd.	18,403	41

		302
Energy 0.7%
Sasol	9,480	252
Food & Staples Retailing 0.1%
Pick’n Pay Stores Ltd.	12,036	41
Food, Beverage & Tobacco 0.2%
Tiger Brands Ltd.	5,684	78
Insurance 0.6%
Liberty Holdings Ltd.	4,348	28
Sanlam Ltd.	129,364	204

		232
Materials 1.4%
Anglo Platinum Ltd.	1,297	53
ArcelorMittal South Africa Ltd.	4,787	37
Gold Fields Ltd.	10,244	108
Harmony Gold Mining Co., Ltd. *	7,557	89
Impala Platinum Holdings Ltd.	6,312	72
Mondi Ltd.	24,231	76
Sappi Ltd.	24,384	79

		514
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Adcock Ingram Holdings Ltd. *	5,684	22
Telecommunication Services 0.8%
MTN Group Ltd.	16,852	160
Telkom South Africa Ltd.	12,682	143

		303
Transportation 0.2%
Imperial Holdings Ltd.	16,146	81

		2,481

Taiwan 12.0%
Auto Manufacturers 0.1%
China Motor Corp.	53,000	13
Yulon Motor Co., Ltd.	45,312	16

		29
Banks 1.4%
Chang Hwa Commercial Bank	103,000	33
China Development Financial Holding Corp.	302,275	52
Chinatrust Financial Holding Co., Ltd.	230,158	76
First Financial Holding Co., Ltd.	122,612	53
Hua Nan Financial Holdings Co., Ltd.	125,040	59
Mega Financial Holding Co., Ltd.	340,000	100
SinoPac Financial Holdings Co., Ltd.	249,000	41
Taishin Financial Holdings Co., Ltd.	278,000	43
Taiwan Cooperative Bank	103,700	45

		502
Capital Goods 0.1%
Far Eastern Textile Ltd.	77,640	48
Consumer Durables & Apparel 0.2%
Pou Chen Corp.	148,299	64
Diversified Financials 0.4%
Fubon Financial Holding Co. Ltd.	223,000	134
Energy 0.2%
Formosa Petrochemical Corp.	41,000	69
Food & Staples Retailing 0.1%
President Chain Store Corp.	11,000	26
Food, Beverage & Tobacco 0.1%
Uni-President Enterprises Corp.	74,450	58
Insurance 0.3%
Cathay Financial Holding Co., Ltd.	97,850	95
Shin Kong Financial Holding Co., Ltd.	97,899	23

		118
Materials 2.0%
China Steel Corp.	365,200	247
Formosa Chemicals & Fibre Corp.	140,000	150
Formosa Plastics Corp.	122,000	174
Nan Ya Plastics Corp.	144,000	141
Taiwan Cement Corp.	26,100	17

		729
Semiconductors & Semiconductor Equipment 2.9%
Advanced Semiconductor Engineering, Inc.	93,070	30
Inotera Memories, Inc. *	18,000	6
MediaTek, Inc.	15,050	109

6

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Nanya Technology Corp. *	138,000	23
Powerchip Semiconductor Corp. *	389,000	36
ProMOS Technologies, Inc. (b)*	382,000	17
Siliconware Precision Industries Co.	65,270	52
Taiwan Semiconductor Manufacturing Co., Ltd.	576,169	708
United Microelectronics Corp.	435,965	93

		1,074
Technology Hardware & Equipment 2.7%
Acer, Inc.	120,660	150
Asustek Computer, Inc.	94,190	85
AU Optronics Corp.	169,049	120
Chi Mei Optoelectronics Corp.	104,150	32
Chunghwa Picture Tubes Ltd.	251,000	23
Compal Electronics, Inc.	208,425	106
Delta Electronics, Inc.	35,280	55
Hon Hai Precision Industry Co., Ltd.	104,950	185
Inventec Co., Ltd.	154,050	41
Lite-On Technology Corp.	101,210	61
Qisda Corp.	40,920	7
Quanta Computer, Inc.	92,020	87
Tatung Co., Ltd. *	147,000	24

		976
Telecommunication Services 1.3%
Chunghwa Telecom Co., Ltd.	213,900	323
Far EasTone Telecommunications Co., Ltd.	62,622	61
Taiwan Mobile Co., Ltd.	53,000	74

		458
Transportation 0.2%
China Airlines *	73,000	14
Evergreen Marine Corp.	66,000	26
Wan Hai Lines Ltd.	46,850	19
Yang Ming Marine Transport	85,699	23

		82

		4,367

Thailand 1.2%
Banks 0.2%
Bangkok Bank Public Co., Ltd. - Reg’d	6,800	14
Kasikornbank Public Co., Ltd.	6,300	8
Krung Thai Bank Public Co., Ltd.	138,800	16
Siam Commercial Bank Public Co., Ltd.	27,500	42

		80
Diversified Financials 0.1%
KGI Securities Thailand Public Co., Ltd.	988,200	20
Energy 0.5%
IRPC PCL	300,100	16
PTT Aromatics & Refining PCL	74,900	21
PTT Exploration & Production Public Co., Ltd.	17,400	48
PTT Public Co., Ltd.	21,200	100
Thai Oil Public Co., Ltd.	28,500	20

		205
Materials 0.2%
Nakornthai Strip Mill Public Co., Ltd. *	12,692,900	47
PTT Chemical PCL	8,600	8
The Siam Cement Public Co., Ltd.	4,100	12

		67
Telecommunication Services 0.2%
Advanced Info Service Public Co. Ltd.	29,000	62
Transportation 0.0%
Thai Airways International Public Co., Ltd.	48,900	10

		444

Turkey 1.0%
Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	1,146	3
Banks 0.3%
Akbank T.A.S.	17,553	50
Turkiye Garanti Bankasi A/S *	18,110	25
Turkiye Is Bankasi, Class C	17,673	39
Turkiye Vakiflar Bankasi T.A.O., Class D	17,448	13

		127
Capital Goods 0.3%
Dogan Sirketler Grubu Holdings A/S *	96,493	36
Enka Insaat ve Sanayi A/S	637	2
Koc Holding A/S *	44,937	63

		101
Consumer Durables & Apparel 0.0%
Arcelik A/S	2,446	3
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	14,286	27
Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	6,671	63
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S. (Erdemir)	12,629	27
Telecommunication Services 0.0%
Turkcell Iletisim Hizmetleri A/S	3,290	17

		368

7

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
United Kingdom 0.1%
Food, Beverage & Tobacco 0.1%
British American Tobacco plc *	1,820	49

Total Common Stock (Cost $42,111)		30,270

Preferred Stock 8.6% of net assets

Brazil 8.6%
Banks 2.1%
Banco Bradesco S.A.	43,100	387
Banco Itau Holding Financeira S.A.	37,350	376

		763
Energy 2.1%
Petroleo Brasileiro S.A.	69,600	751
Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	6,500	84
Food, Beverage & Tobacco 0.4%
Companhia de Bebidas das Americas	3,810	156
Materials 1.9%
Aracruz Celulose S.A., Class B	21,800	19
Braskem S.A., Class A	15,600	38
Companhia Vale do Rio Doce, Class A	22,500	272
Gerdau S.A.	15,800	102
Metalurgica Gerdau S.A.	16,000	138
Usinas Siderurgicas de Minas Gerais S.A., Class A	6,350	79
Votorantim Celulose e Papel S.A. *	3,900	23

		671
Telecommunication Services 1.1%
Brasil Telecom Participacoes S.A.	7,800	51
Brasil Telecom S.A.	8,000	41
Tele Norte Leste Participacoes S.A.	13,000	161
Telecomunicacoes de Sao Paulo S.A.	1,200	23
Telemar Norte Leste S.A., Class A	2,500	49
Tim Participacoes S.A.	20,900	30
Vivo Participacoes S.A.	3,650	52

		407
Utilities 0.8%
Companhia Energetica de Minas Gerais	13,397	182
Companhia Paranaense de Energia-Copel, Class B	7,400	69
Compania Energetica de Sao Paulo, Class B	4,300	23
Eletropaulo Metropolitana S.A., Class B	1,280	14

		288

Total Preferred Stock (Cost $4,591)		3,120

Other Investment Company 4.8% of net assets
iShares MSCI Emerging Markets Index Fund	77,000	1,742

Total Other Investment Company (Cost $1,780)		1,742

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 5.8% of net assets
Commercial Paper & Other Obligations 5.8%
Argentina Cash Reserve
1.00%, 02/09/09	30	30
1.00%, 02/13/09	6	6
1.00%, 02/25/09	2	2
1.00%, 06/09/09	9	9
1.00%, 09/16/09	24	24
Bank of America, Time Deposit
0.07%, 02/02/09	659	659
Brown Brothers Harriman & Co., Grand Cayman Time Deposit
0.07%, 02/02/09	74	74
JP Morgan Chase, Time Deposit
0.07%, 02/02/09	659	659
Wells Fargo, Grand Cayman Time Deposit
0.07%, 02/02/09	659	659

Total Short-Term Investments (Cost $2,122)		2,122

End of Investments.
(All dollar amounts are x 1,000)
At 1/31/2009, the tax basis cost of the fund’s investments was $54,855 and the unrealized appreciation and depreciation were $49 and ($17,650), respectively, with a net unrealized depreciation of ($17,601).
As of 1/31/2009, the prices of certain foreign securities held by the fund aggregating $25,452 were adjusted from their market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by Management.

(b)	Illiquid security. At the period end, the value of these amounted to $17 or 0.0% of net assets.

8

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
Reg’d - Registered
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$9,638
Level 2 - Other Significant Observable Inputs	27,574
Level 3 - Significant Unobservable Inputs	42

Total	$37,254

*	The fund had no other financial instruments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investment in
Securities
Balance as of 10/31/08	$63
Accrued discount/premiums	—
Realized gain/loss	—
Change in unrealized appreciation (depreciation)	(44)
Net purchases (sales)	8
Transfer in and/or out of Level 3	15

Balance as of 01/31/09	$42

REG46850JAN09

9

Schwab Capital Trust
Schwab Fundamental International Large Company Index FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.1%	Common Stock	324,376	177,111
4.7%	Other Investment Company	9,330	8,901
0.3%	Preferred Stock	1,660	646
—%	Rights	—	3
99.1%	Total Investments	335,366	186,661
0.9%	Other Assets and Liabilities Net		1,647
100.0%	Net Assets		188,308

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 94.1% of net assets

Australia 3.7%
Banks 1.2%
Australia & New Zealand Banking Group Ltd.	40,518	336
Commonwealth Bank of Australia	33,654	572
National Australia Bank Ltd.	61,516	726
Westpac Banking Corp.	72,944	715

		2,349
Capital Goods 0.0%
Leighton Holdings Ltd.	7,970	83
Commercial & Professional Supplies 0.1%
Brambles Ltd.	24,575	104
Consumer Services 0.1%
Crown Ltd.	21,760	75
TABCORP Holdings Ltd.	10,828	45
Tatts Group Ltd.	38,039	69

		189
Diversified Financials 0.1%
ASX Ltd.	5,418	92
Macquarie Group Ltd.	5,017	80

		172
Energy 0.2%
Caltex Australia Ltd.	6,154	34
Origin Energy Ltd.	18,675	164
Santos Ltd.	10,965	98
Woodside Petroleum Ltd.	3,627	80

		376
Food & Staples Retailing 0.3%
Metcash Ltd.	23,576	62
Wesfarmers Ltd.	8,381	82
Wesfarmers Ltd., Price Protected Shares	1,804	17
Woolworths Ltd.	18,023	314

		475
Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	17,520	101
Foster’s Group Ltd.	34,723	119
Lion Nathan Ltd.	16,066	83

		303
Insurance 0.3%
AMP Ltd.	29,079	96
AXA Asia Pacific Holdings Ltd.	19,551	58
Insurance Australia Group Ltd.	70,100	171
QBE Insurance Group Ltd.	12,365	186
Suncorp-Metway Ltd.	27,459	128

		639
Materials 0.4%
Alumina Ltd.	22,419	16
Amcor Ltd.	26,401	89
BHP Billiton Ltd.	21,935	407
BlueScope Steel Ltd.	18,549	41
Boral Ltd.	19,012	39
OneSteel Ltd.	10,706	16
Orica Ltd.	6,239	52
OZ Minerals Ltd. (a)(b)	33,262	12
PaperlinX Ltd.	39,053	11
Rio Tinto Ltd.	4,150	108

		791
Media 0.0%
Consolidated Media Holdings Ltd.	30,424	37
Fairfax Media Ltd.	9,747	8

		45
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	5,089	120
Real Estate 0.3%
CFS Retail Property Trust	86,479	97
Dexus Property Group	63,134	30
Goodman Group	24,070	11
GPT Group	124,592	59
Lend Lease Corp., Ltd.	10,915	46
Macquarie Office Trust	50,381	6
Mirvac Group	29,639	21
Stockland	27,258	62
Westfield Group	33,502	253

		585
Telecommunication Services 0.1%
Telstra Corp., Ltd.	113,966	272

1

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Transportation 0.2%
Macquarie Airports	45,411	65
Macquarie Infrastructure Group	87,324	87
Qantas Airways Ltd.	36,917	57
Toll Holdings Ltd.	21,642	74
Transurban Group	17,182	55

		338
Utilities 0.1%
AGL Energy Ltd.	10,920	101

		6,942

Austria 0.2%
Banks 0.0%
Erste Group Bank AG	4,564	69
Raiffeisen International Bank Holding AG	658	13

		82
Capital Goods 0.0%
Wienerberger AG	1,629	21
Energy 0.0%
OMV AG	2,624	75
Insurance 0.0%
Vienna Insurance Group AG	544	17
Materials 0.0%
Voestalpine AG	3,058	59
Real Estate 0.0%
IMMOEAST AG *	2,588	3
Immofinanz Immobilien Anlagen AG *	6,986	8

		11
Telecommunication Services 0.1%
Telekom Austria AG	7,634	107
Utilities 0.1%
EVN AG	1,333	21
Oesterreichische Elektrizitaetswirtschafts AG, A Shares	2,365	90

		111

		483

Belgium 0.8%
Banks 0.1%
Dexia S.A.	35,971	112
KBC GROEP N.V.	3,709	67

		179
Diversified Financials 0.2%
Banque Nationale de Belgique	9	25
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	933	44
Fortis (a)	59,239	118
Groupe Bruxelles Lambert S.A.	1,690	124
KBC Ancora	420	3
Sofina S.A.	361	24

		338
Food & Staples Retailing 0.2%
Colruyt S.A.	455	101
Delhaize Group	4,598	295

		396
Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	7,842	199
Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	9,368	33
Materials 0.1%
Solvay S.A.	1,217	86
Umicore	1,590	30

		116
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	2,866	89
Retailing 0.0%
S.A. D’Ieteren N.V.	117	13
Telecommunication Services 0.1%
Belgacom S.A.	4,131	144
Mobistar S.A.	351	26

		170

		1,533

Bermuda 0.3%
Capital Goods 0.0%
Jardine Matheson Holdings Ltd.	3,600	71
Noble Group Ltd.	23,157	15

		86
Consumer Durables & Apparel 0.0%
Playmates Holdings Ltd.	256,000	32
Yue Yuen Industrial (Holdings) Ltd.	10,500	19

		51
Diversified Financials 0.0%
Guoco Group Ltd.	5,000	29
Energy 0.1%
Frontline Ltd.	3,746	108
Real Estate 0.1%
Chinese Estates Holdings Ltd.	20,000	24
Great Eagle Holdings Ltd.	3,000	4
Hongkong Land Holdings Ltd.	24,000	50
Kerry Properties Ltd.	5,000	12

		90
Retailing 0.1%
Esprit Holdings Ltd.	11,500	61

2

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Li & Fung Ltd.	62,000	123

		184
Transportation 0.0%
Cosco Pacific Ltd.	20,000	18
Orient Overseas International Ltd.	8,000	19

		37
Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	20,100	75

		660

Canada 4.5%
Automobiles & Components 0.1%
Magna International, Inc., Class A	4,876	136
Banks 1.1%
Bank of Montreal	11,926	323
Bank of Nova Scotia	16,032	388
Canadian Imperial Bank of Commerce	8,367	318
National Bank of Canada	3,806	106
Royal Bank of Canada	20,946	520
The Toronto-Dominion Bank	12,145	394

		2,049
Capital Goods 0.1%
Bombardier, Inc., Class A	13,513	42
Bombardier, Inc., Class B	15,081	47
Finning International, Inc.	7,348	76

		165
Diversified Financials 0.1%
IGM Financial, Inc.	3,727	99
Onex Corp.	4,061	56

		155
Energy 1.0%
Addax Petroleum Corp.	3,963	63
Canadian Natural Resources Ltd.	5,050	181
Enbridge, Inc.	6,192	203
EnCana Corp.	8,417	374
Husky Energy, Inc.	2,539	63
Imperial Oil Ltd.	2,641	84
Nexen, Inc.	6,219	91
Petro-Canada Co.	8,901	193
Suncor Energy, Inc.	5,050	97
Talisman Energy, Inc.	16,487	156
TransCanada Corp.	9,933	267

		1,772
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	6,367	74
George Weston Ltd.	3,087	164
Loblaw Cos., Ltd.	4,672	132
Metro, Inc., Class A	4,082	131
Shoppers Drug Mart Corp.	1,945	72
The Jean Coutu Group (PJC), Inc., Class A	8,229	56

		629
Insurance 0.6%
Fairfax Financial Holdings Ltd.	318	104
Great-West Lifeco, Inc.	6,555	99
ING Canada, Inc.	2,863	77
Manulife Financial Corp.	19,717	327
Power Corp. of Canada	12,115	209
Power Financial Corp.	4,785	88
Sun Life Financial, Inc.	10,746	219

		1,123
Materials 0.3%
Barrick Gold Corp.	5,806	219
Gerdau Ameristeel Corp.	11,608	68
Goldcorp, Inc.	5,401	160
NOVA Chemicals Corp.	2,136	4
Potash Corp. of Saskatchewan, Inc.	986	74
Teck Cominco Ltd., Class B	20,459	79

		604
Media 0.1%
Quebecor, Inc., Class B	3,957	53
Shaw Communications, Inc., Class B	5,439	88
Thomson Reuters Corp.	3,618	89

		230
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	8,502	134
Brookfield Properties Corp.	12,673	67
RioCan Real Estate Investment Trust	4,249	50

		251
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	1,995	66
Sears Canada, Inc. *	2,153	36

		102
Software & Services 0.1%
CGI Group, Inc., Class A *	8,468	69
Technology Hardware & Equipment 0.1%
Celestica, Inc. *	21,365	94
Nortel Networks Corp. *	20,241	2
Research In Motion Ltd. *	2,050	113

		209
Telecommunication Services 0.2%
BCE, Inc.	7,389	151
Manitoba Telecom Services, Inc.	970	28
Rogers Communications, Inc., Class B	3,977	112
Telus Corp.	2,378	68

3

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Telus Corp. - Non voting	3,058	82

		441
Transportation 0.1%
Canadian National Railway Co.	5,538	194
Canadian Pacific Railway Ltd.	2,007	61

		255
Utilities 0.1%
ATCO Ltd., Class I	1,877	58
Canadian Utilities Ltd., Class A	2,434	79
TransAlta Corp.	5,934	108

		245

		8,435

Cayman Islands 0.0%
Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	333,000	12
Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	20,000	7
Telecommunication Services 0.0%
Hutchison Telecommunications International Ltd.	20,000	5

		24

Denmark 0.5%
Banks 0.1%
Danske Bank A/S	18,097	182
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	3,453	114
Danisco A/S	2,771	101
East Asiatic Co. Ltd.	1,126	37

		252
Insurance 0.1%
Trygvesta A/S	1,289	76
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	3,738	199
Transportation 0.1%
AP Moller - Maersk A/S, Series A	17	83
AP Moller - Maersk A/S, Series B	17	81

		164

		873

Finland 1.0%
Capital Goods 0.1%
Kone Oyj, Class B	3,640	76
Metso Corp. Oyj	2,157	21
Wartsila Corp. Oyj	3,940	105

		202
Diversified Financials 0.0%
Pohjola Bank plc	3,494	41
Energy 0.1%
Neste Oil Oyj	5,498	80
Food & Staples Retailing 0.0%
Kesko Oyj, Class B	3,121	77
Insurance 0.1%
Sampo Oyj, Class A	13,208	212
Materials 0.3%
Kemira Oyj	2,450	16
M-real Oyj, Class B	26,613	19
Outokumpu Oyj	3,141	36
Rautaruukki Oyj	2,031	32
Stora Enso Oyj, Class R	27,849	170
UPM-Kymmene Oyj	24,653	233

		506
Media 0.0%
SanomaWSOY Oyj	1,413	16
Technology Hardware & Equipment 0.3%
Nokia Oyj	42,668	523
Telecommunication Services 0.0%
Elisa Oyj	3,150	50
Utilities 0.1%
Fortum Oyj	6,775	132

		1,839

France 10.0%
Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin, Class B	2,905	114
Faurecia *	798	10
Peugeot Citroen S.A.	11,067	187
Renault S.A.	8,174	158
Societe Fonciere, Financiere et de Participations	356	12
Valeo S.A.	5,106	57

		538
Banks 1.3%
BNP Paribas	29,748	1,136
Credit Agricole S.A.	31,736	384
Natixis	58,130	90
Societe Generale	18,446	771

		2,381
Capital Goods 1.0%
Alstom S.A.	2,674	129
Bouygues S.A.	6,041	206
Compagnie de Saint-Gobain	13,534	457
Eiffage S.A.	1,427	70
Legrand S.A.	3,710	62
Nexans S.A.	738	42
Safran S.A.	8,729	109
Schneider Electric S.A.	4,373	277
Thales S.A.	1,636	72

4

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Vallourec S.A.	723	71
Vinci S.A.	8,598	293
Wendel	446	17
Zodiac S.A.	1,160	42

		1,847
Consumer Durables & Apparel 0.2%
Christian Dior S.A.	1,702	85
Hermes International	609	61
LVMH Moet Hennessy Louis Vuitton S.A.	4,741	258
Thomson *	18,475	27

		431
Consumer Services 0.2%
Accor S.A.	4,199	166
Sodexo	3,509	177

		343
Diversified Financials 0.0%
Eurazeo	512	17
Energy 1.8%
Esso S.A.F	197	20
Technip S.A.	3,528	109
Total S.A.	64,813	3,230

		3,359
Food & Staples Retailing 0.4%
Carrefour S.A.	20,696	706
Casino Guichard-Perrachon S.A.	1,270	83
Rallye S.A.	1,593	32

		821
Food, Beverage & Tobacco 0.3%
Groupe Danone	6,218	319
Pernod Ricard S.A.	2,572	161

		480
Health Care Equipment & Services 0.0%
Essilor International S.A.	1,842	70
Household & Personal Products 0.1%
L’Oreal S.A.	3,029	201
Insurance 0.7%
Axa S.A.	75,904	1,195
CNP Assurances	1,659	110
Euler Hermes S.A.	326	12
SCOR SE	3,304	67

		1,384
Materials 0.3%
Air Liquide S.A.	3,591	261
Arkema	1,434	20
Ciments Francais S.A.	835	64
Eramet	533	84
Imerys S.A.	2,088	83
Lafarge S.A.	3,038	139
Sequana	1,589	9

		660
Media 0.7%
Eutelsat Communications *	3,166	68
JC Decaux S.A.	7,056	97
Lagardere S.C.A.	3,741	142
M6 Metropole Television	2,625	42
PagesJaunes Groupe	6,962	61
Publicis Groupe	2,572	60
Societe Television Francaise 1	4,004	43
Vivendi	32,283	832

		1,345
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Sanofi-Aventis	19,444	1,094
Real Estate 0.2%
Fonciere des Regions	929	57
Gecina S.A.	1,063	73
Klepierre	2,857	68
Unibail-Rodamco	777	104

		302
Retailing 0.1%
PPR	2,914	147
Software & Services 0.1%
Atos Origin S.A.	2,286	54
Cap Gemini	3,256	112

		166
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	83,530	164
Telecommunication Services 0.7%
France Telecom S.A.	58,724	1,316
Transportation 0.2%
Aeroports de Paris	939	50
Air France-KLM	9,035	86
Bollore	636	63
Societe des Autoroutes Paris-Rhin-Rhone	1,769	101

		300
Utilities 0.7%
Electricite de France	2,694	131
GDF Suez	26,669	1,021
Suez Environnement S.A. *	5,956	95
Veolia Environnement	6,765	152

		1,399

		18,765

Germany 7.8%
Automobiles & Components 1.4%
Bayerische Motoren Werke AG	12,636	300
Daimler AG — Reg’d	41,350	1,158
Volkswagen AG	3,916	1,251

		2,709
Banks 0.1%
Commerzbank AG	22,822	103

5

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Deutsche Postbank AG	3,667	44
Hypo Real Estate Holding AG	7,049	12
IKB Deutsche Industriebank AG *	6,400	6

		165
Capital Goods 0.7%
BayWa AG	600	17
Bilfinger Berger AG	900	38
GEA Group AG	2,400	28
Heidelberger Druckmaschinen AG	2,648	10
Hochtief AG	1,100	38
MAN AG	2,238	97
Rheinmetall AG	300	9
Siemens AG	17,744	999

		1,236
Consumer Durables & Apparel 0.1%
Adidas AG	2,705	94
Consumer Services 0.1%
TUI AG	12,934	109
Diversified Financials 0.3%
Deutsche Bank AG - Reg’d	21,134	550
Deutsche Boerse AG	970	49

		599
Food & Staples Retailing 0.1%
Metro AG	5,175	188
Food, Beverage & Tobacco 0.0%
Suedzucker AG	2,284	36
Health Care Equipment & Services 0.2%
Celesio AG	4,523	97
Fresenius Medical Care AG & Co., KGaA	2,784	124
Fresenius SE	1,318	65

		286
Household & Personal Products 0.1%
Beiersdorf AG	1,600	78
Henkel AG & Co. KGaA	3,423	80

		158
Insurance 1.2%
Allianz SE - Reg’d	15,081	1,264
AMB Generali Holding AG	713	57
Hannover Rueckversicherung AG - Reg’d	1,995	61
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	7,012	926

		2,308
Materials 0.8%
BASF SE	24,882	721
HeidelbergCement AG	1,390	54
K & S AG	1,100	52
Lanxess	2,777	40
Linde AG	1,868	125
Salzgitter AG	1,575	114
ThyssenKrupp AG	12,865	261
Wacker Chemie AG	1,100	78

		1,445
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG	12,758	677
Merck KGaA	1,740	148

		825
Retailing 0.0%
Arcandor AG *	4,368	11
Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG *	37,807	34
Software & Services 0.1%
SAP AG	6,952	244
Telecommunication Services 0.8%
Deutsche Telekom AG - Reg’d	130,668	1,577
Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	7,893	95
Deutsche Post AG - Reg’d	24,587	307
Fraport AG	1,734	65

		467
Utilities 1.2%
E.ON AG	42,705	1,375
RWE AG	10,188	792

		2,167

		14,658

Greece 0.3%
Banks 0.1%
Alpha Bank A.E.	6,150	51
EFG Eurobank Ergasias	5,032	32
National Bank of Greece S.A.	6,552	109
Piraeus Bank S.A.	2,935	19

		211
Consumer Services 0.1%
OPAP S.A.	5,040	147
Energy 0.0%
Hellenic Petroleum S.A.	3,703	27
Food, Beverage & Tobacco 0.0%
Coca-Cola Hellenic Bottling Co., S.A.	4,537	62
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	7,275	110
Utilities 0.0%
Public Power Corp. S.A.	2,093	35

		592

Hong Kong 2.0%
Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	86,500	88
Hang Seng Bank Ltd.	13,700	165

6

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Bank of East Asia Ltd.	25,700	51

		304
Capital Goods 0.3%
Citic Pacific Ltd.	20,000	24
Henderson Investment Ltd.	1,436,000	97
Hutchison Whampoa Ltd.	80,000	407

		528
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	9,500	81
Energy 0.1%
CNOOC Ltd.	122,100	105
Materials 0.0%
Fosun International	61,500	20
Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	26,500	245
Hang Lung Group Ltd.	15,000	48
Hang Lung Properties Ltd.	51,000	115
Henderson Land Development Co., Ltd.	29,569	113
Hysan Development Co., Ltd.	20,000	32
New World Development Co., Ltd.	41,000	39
Sino Land Co., Ltd.	62,000	59
Sun Hung Kai Properties Ltd.	24,600	218
Swire Pacific Ltd., Class A	30,500	197
The Link REIT	33,000	62
The Wharf (Holdings) Ltd.	43,000	106
Wheelock & Co., Ltd.	35,000	62

		1,296
Retailing 0.0%
China Resources Enterprise Ltd.	38,000	55
Technology Hardware & Equipment 0.0%
Lenovo Group Ltd.	102,000	19
Telecommunication Services 0.3%
China Mobile Ltd.	39,500	356
China Unicom (Hong Kong) Ltd.	98,056	90
PCCW Ltd.	80,000	41

		487
Transportation 0.1%
Cathay Pacific Airways Ltd.	47,800	55
China Merchants Holdings International Co., Ltd.	32,000	56
MTR Corp., Ltd.	47,500	114

		225
Utilities 0.3%
CLP Holdings Ltd.	40,000	271
Hong Kong & China Gas Co., Ltd.	42,290	69
Hongkong Electric Holdings Ltd.	40,500	237

		577

		3,697

Ireland 0.3%
Banks 0.0%
Allied Irish Banks plc	20,894	30
Anglo Irish Bank Corp. plc (a)(b)	9,106	—
The Governor and Company of the Bank of Ireland	35,127	27

		57
Insurance 0.0%
Irish Life & Permanent plc	7,628	16
Materials 0.1%
CRH plc	7,947	186
Smurfit Kappa Group plc	7,407	17

		203
Media 0.1%
WPP plc	43,549	245
Transportation 0.1%
Ryanair Holdings plc *	22,055	80

		601

Italy 4.3%
Automobiles & Components 0.1%
Fiat S.p.A.	27,673	135
Pirelli & C. S.p.A.	107,334	30

		165
Banks 0.9%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia)	31,266	72
Banca Monte dei Paschi di Siena S.p.A.	94,854	136
Banca Popolare di Milano Scarl	8,791	45
Banco Popolare Societa Cooperativa	19,522	112
Intesa Sanpaolo S.p.A.	241,784	762
UniCredit S.p.A.	250,138	440
Unione di Banche Italiane S.c.p.A.	16,309	203

		1,770
Capital Goods 0.1%
Finmeccanica S.p.A.	6,919	108
Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	3,285	24
Luxottica Group S.p.A.	4,426	63

		87
Consumer Services 0.0%
Autogrill S.p.A.	3,929	23
Lottomatica S.p.A.	2,761	51

		74
Diversified Financials 0.1%
IFIL Investments S.p.A.	16,030	40
Mediobanca S.p.A.	9,217	83

		123

7

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Energy 1.1%
Eni S.p.A.	86,522	1,830
ERG S.p.A.	7,085	84
Saipem S.p.A.	6,643	102
Saras S.p.A.	20,111	66

		2,082
Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	14,314	23
Insurance 0.6%
Alleanza Assicurazioni S.p.A.	13,165	89
Assicurazioni Generali S.p.A.	32,778	682
Fondiaria - Sai S.p.A.	4,546	71
Mediolanum S.p.A	18,290	71
Milano Assicurazioni S.p.A.	6,211	17
Premafin Finanziaria S.p.A.	39,187	70
Societa Cattolica di Assicurazioni S.c.r.l.	1,740	53
Unipol Gruppo Finanziario S.p.A.	9,038	13

		1,066
Materials 0.0%
Buzzi Unicem S.p.A.	1,676	21
Italcementi S.p.A.	2,706	25
Italcementi S.p.A. - RNC	5,810	34

		80
Media 0.1%
Mediaset S.p.A.	30,173	147
Telecommunication Services 0.6%
Telecom Italia S.p.A.	715,020	879
Telecom Italia S.p.A. - 151; RNC	288,730	278

		1,157
Transportation 0.0%
Atlantia S.p.A.	3,893	57
Utilities 0.6%
A2A S.p.A.	42,507	74
Edison S.p.A.	46,779	59
Enel S.p.A.	157,503	883
Hera S.p.A.	10,337	19
Snam Rete Gas S.p.A	16,384	85
Terna - Rete Elettrica Nationale S.p.A.	21,247	65

		1,185

		8,124

Japan 23.5%
Automobiles & Components 2.6%
Aisin Seiki Co., Ltd.	4,700	63
Bridgestone Corp.	21,400	272
Calsonic Kansei Corp.	6,000	6
Daihatsu Motor Co., Ltd.	8,000	68
Denso Corp.	8,900	161
Fuji Heavy Industries Ltd.	41,000	118
Honda Motor Co., Ltd.	45,200	1,039
Isuzu Motors Ltd.	68,000	79
Kanto Auto Works Ltd.	2,000	19
Mazda Motor Corp.	37,000	57
Mitsubishi Motors Corp. *	104,000	138
NGK Spark Plug Co., Ltd.	9,000	69
Nissan Motors Co., Ltd.	101,800	307
Nok Corp.	2,900	20
Sumitomo Rubber Industries, Ltd.	13,200	83
Suzuki Motor Corp.	9,700	131
Takata Corp.	1,000	8
Toyoda Gosei Co., Ltd.	900	10
Toyota Auto Body Co., Ltd.	1,400	19
Toyota Boshoku Corp.	7,000	56
Toyota Industries Corp.	3,900	78
Toyota Motor Corp.	63,300	2,036
Yamaha Motor Co., Ltd.	10,600	99
Yokohama Rubber Co., Ltd.	9,000	32

		4,968
Banks 2.1%
Aozora Bank Ltd.	15,000	17
Chuo Mitsui Trust Holdings, Inc.	22,000	87
Hokuhoku Financial Group, Inc.	50,000	99
Mitsubishi UFJ Financial Group, Inc.	214,151	1,188
Mizuho Financial Group, Inc.	192,000	475
Mizuho Trust & Banking Co., Ltd.	53,000	55
Resona Holdings, Inc.	4,000	62
Sapporo Hokuyo Holdings, Inc.	4,000	14
Shinsei Bank Ltd.	50,000	64
Sumitomo Mitsui Financial Group, Inc.	16,800	666
The 77 Bank Ltd.	18,000	90
The Bank of Kyoto Ltd.	11,000	116
The Bank of Yokohama Ltd.	18,000	92
The Chiba Bank Ltd.	14,000	79
The Chugoku Bank Ltd.	8,000	112
The Gunma Bank Ltd.	19,000	110
The Hachijuni Bank Ltd.	12,000	67
The Hiroshima Bank Ltd.	22,000	93
The Iyo Bank Ltd.	5,000	59
The Joyo Bank Ltd.	15,000	81
The Shizuoka Bank Ltd.	9,000	94
The Sumitomo Trust & Banking Co., Ltd.	30,000	147

		3,867
Capital Goods 2.4%
Amada Co., Ltd.	19,000	91
Asahi Glass Co., Ltd.	23,000	120
Daikin Industries Ltd.	2,900	66
Fanuc Ltd.	1,800	107
Fuji Electric Holdings Co., Ltd.	19,000	23
Fujikura Ltd.	14,000	38
Hankyu Hanshin Holdings, Inc.	26,000	142
Hanwa Co., Ltd.	16,000	47
Hino Motors, Ltd.	9,000	16
Hitachi Construction Machinery Co., Ltd.	5,500	54
IHI Corp.	46,000	53
Itochu Corp.	24,000	117

8

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
JFE Shoji Holdings, Inc.	5,000	15
JS Group Corp.	8,900	119
JTEKT Corp.	16,400	101
Kajima Corp.	40,000	105
Kanematsu Corp. *	47,000	47
Kawasaki Heavy Industries Ltd.	40,000	73
Kinden Corp.	12,000	106
Komatsu Ltd.	11,900	123
Kubota Corp.	14,000	76
Marubeni Corp.	35,000	125
Panasonic Electric Works Co., Ltd.	7,000	55
Mitsubishi Corp.	20,900	276
Mitsubishi Electric Corp.	41,000	188
Mitsubishi Heavy Industries Ltd.	96,000	363
Mitsui & Co., Ltd.	23,000	240
Nagase & Co., Ltd.	3,000	27
NEC Leasing Ltd.	2,500	20
NGK Insulators Ltd.	6,000	77
Nippon Sheet Glass Co., Ltd.	35,000	86
Nippon Steel Trading Co., Ltd.	11,000	17
NSK Ltd.	23,000	74
NTN Corp.	9,000	24
Obayashi Corp.	25,000	118
Shimizu Corp.	24,000	108
SMC Corp.	900	80
Sojitz Corp.	108,000	165
Sumikin Bussan Corp.	10,000	26
Sumitomo Corp.	24,200	219
Sumitomo Electric Industries Ltd.	16,600	125
Sumitomo Heavy Industries Ltd.	20,000	63
Taisei Corp.	56,000	124
The Furukawa Electric Co., Ltd.	19,000	66
Tokyo Leasing Co., Ltd.	3,000	23
Toto Ltd.	18,000	95
Toyota Tsusho Corp.	6,300	56

		4,479
Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	16,000	156
Secom Co., Ltd.	2,700	113
Toppan Printing Co., Ltd.	20,000	135

		404
Consumer Durables & Apparel 1.4%
Casio Computer Co., Ltd.	13,500	106
HASEKO Corp.	44,500	41
JVC KENWOOD Holdings, Inc. *	42,000	17
Makita Corp.	3,800	69
NAMCO BANDAI Holdings, Inc.	11,000	110
Nikon Corp.	7,000	73
Panasonic Corp.	70,000	849
Pioneer Corp.	6,700	12
Sankyo Co., Ltd.	1,900	91
Sanyo Electric Co., Ltd. *	86,000	132
Sega Sammy Holdings, Inc.	6,600	84
Sekisui Chemical Co., Ltd.	13,000	72
Sekisui House Ltd.	18,000	151
Sharp Corp.	20,000	149
Sony Corp.	24,700	482
Sumitomo Forestry Co., Ltd.	7,000	50
Yamaha Corp.	10,000	88

		2,576
Consumer Services 0.1%
Benesse Corp.	2,700	115
Oriental Land Co., Ltd.	800	61

		176
Diversified Financials 0.6%
Acom Co., Ltd.	2,130	75
Aiful Corp.	4,350	9
Century Leasing System, Inc.	4,500	40
Credit Saison Co., Ltd.	5,200	51
Daiwa Securities Group, Inc.	30,000	166
Fuyo General Lease Co., Ltd.	3,000	47
Hitachi Capital Corp.	4,600	56
IBJ Leasing Co., Ltd.	4,000	54
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,700	64
Nomura Holdings, Inc.	38,200	247
ORIX Corp.	2,340	102
Promise Co., Ltd.	4,950	91
Ricoh Leasing Co., Ltd.	2,000	29
Takefuji Corp.	2,750	19

		1,050
Energy 0.6%
Cosmo Oil Co., Ltd.	47,000	125
Idemitsu Kosan Co., Ltd.	2,000	130
Inpex Corp.	11	79
Japan Petroleum Exploration Co., Ltd.	1,600	74
Nippon Mining Holdings, Inc.	45,500	165
Nippon Oil Corp.	70,000	304
Showa Shell Sekiyu K.K.	6,900	65
TonenGeneral Sekiyu K.K.	13,000	126

		1,068
Food & Staples Retailing 0.6%
Aeon Co., Ltd.	30,300	243
Lawson, Inc.	1,800	89
Ryoshoku Ltd.	2,300	53
Seven & I Holdings Co., Ltd.	22,000	587
Uny Co., Ltd.	11,000	92

		1,064
Food, Beverage & Tobacco 0.5%
Ajinomoto Co., Inc.	11,000	95
Asahi Breweries Ltd.	9,900	153
Japan Tobacco, Inc.	76	218
Kirin Holdings Co., Ltd.	14,000	175
Meiji Dairies Corp.	9,000	42
Nippon Meat Packers, Inc.	7,000	88
Nisshin Seifun Group, Inc.	5,500	60
Nissin Foods Holdings Co., Ltd.	1,800	62
Yamazaki Baking Co., Ltd.	8,000	108

		1,001

9

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	2,800	119
Mediceo Paltac Holdings Co., Ltd.	7,100	79
Olympus Corp.	3,500	56
Suzuken Co., Ltd.	4,100	105
Terumo Corp.	2,500	85

		444
Household & Personal Products 0.1%
Kao Corp.	8,000	194
Shiseido Co., Ltd.	4,000	67

		261
Insurance 0.7%
Aioi Insurance Co., Ltd.	20,000	98
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,500	298
NIPPONKOA Insurance Co., Ltd.	14,000	114
Nissay Dowa General Insurance Co., Ltd.	15,000	80
Sompo Japan Insurance, Inc.	27,000	168
T&D Holdings, Inc.	5,100	165
Tokio Marine Holdings, Inc.	13,200	350

		1,273
Materials 1.8%
Asahi Kasei Corp.	30,000	123
Daicel Chemical Industries Ltd.	6,000	26
Daido Steel Co., Ltd.	6,000	16
DIC Corp.	19,000	31
Hitachi Chemical Co., Ltd.	7,400	81
Hitachi Metals Ltd.	13,000	67
JFE Holdings, Inc.	11,500	286
JSR Corp.	7,100	86
Kaneka Corp.	14,000	75
Kobe Steel Ltd.	59,000	88
Kuraray Co., Ltd.	8,000	63
Mitsubishi Chemical Holdings Corp.	33,000	135
Mitsubishi Gas Chemical Co., Inc.	20,000	79
Mitsubishi Materials Corp.	24,000	60
Mitsubishi Rayon Co., Ltd.	9,000	21
Mitsui Chemicals, Inc.	24,000	69
Mitsui Mining & Smelting Co., Ltd.	21,000	38
Nippon Light Metal Co., Ltd.	27,000	22
Nippon Paper Group, Inc.	6,700	199
Nippon Steel Corp.	110,000	323
Nisshin Steel Co., Ltd.	48,000	80
Nitto Denko Corp.	4,700	87
Oji Paper Co., Ltd.	41,000	195
Shin-Etsu Chemical Co., Ltd.	5,000	234
Showa Denko K.K.	66,000	88
Sumitomo Chemical Co., Ltd.	29,000	92
Sumitomo Metal Industries Ltd.	62,000	124
Sumitomo Metal Mining Co., Ltd.	8,000	74
Taiheiyo Cement Corp.	37,000	51
Teijin Ltd.	26,000	62
Toray Industries, Inc.	28,000	121
Tosoh Corp.	19,000	40
Toyo Seikan Kaisha Ltd.	7,000	104
Ube Industries Ltd.	45,000	97

		3,337
Media 0.2%
Dentsu, Inc.	5,000	86
Fuji Media Holdings, Inc.	51	65
Hakuhodo Dy Holdings, Inc.	2,000	90
Nippon Television Network Corp.	1,210	124
Tokyo Broadcasting System, Inc.	8,100	110

		475
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	5,100	193
Chugai Pharmaceutical Co., Ltd.	4,200	81
Daiichi Sankyo Co., Ltd.	7,700	173
Eisai Co., Ltd.	4,100	150
Kyowa Hakko Kirin Co., Ltd.	9,000	81
Ono Pharmaceutical Co., Ltd.	1,500	79
Shionogi & Co., Ltd.	4,000	86
Taisho Pharmaceutical Co., Ltd.	5,000	102
Takeda Pharmaceutical Co., Ltd.	9,000	422

		1,367
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	1,400	60
Daiwa House Industry Co., Ltd.	17,000	152
Leopalace21 Corp.	2,000	17
Mitsubishi Estate Co., Ltd.	10,000	131
Mitsui Fudosan Co., Ltd.	13,000	168
Sumitomo Realty & Development Co., Ltd.	9,500	109
Tokyu Land Corp.	21,000	65

		702
Retailing 0.3%
Canon Marketing Japan, Inc.	5,900	87
Fast Retailing Co., Ltd.	700	88
Isetan Mitsukoshi Holdings Ltd. *	11,520	83
Marui Group Co., Ltd.	17,500	90
Takashimaya Co., Ltd.	15,000	101
The Daiei, Inc. *	25,300	114
Yamada Denki Co., Ltd.	1,450	85

		648
Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	5,500	74
Elpida Memory, Inc. *	3,100	22
NEC Electronics Corp. *	1,200	9
Rohm Co., Ltd.	2,600	129
Sumco Corp.	5,400	70
Tokyo Electron Ltd.	2,000	73

		377
Software & Services 0.2%
KONAMI Corp.	3,500	70
Nintendo Co., Ltd.	430	133
Nomura Research Institute Ltd.	5,300	96
NTT Data Corp.	23	74
Oracle Corp. Japan	1,500	60

		433

10

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Technology Hardware & Equipment 2.1%
Alps Electric Co., Ltd.	5,600	24
Brother Industries Ltd.	17,000	110
Canon, Inc.	25,000	682
Citizen Holdings Co., Ltd.	7,100	29
FUJIFILM Holdings Corp.	11,900	260
Fujitsu Ltd.	66,000	297
Hitachi High-Technologies Corp.	4,700	70
Hitachi Ltd.	145,000	442
Hoya Corp.	4,700	84
Ibiden Co., Ltd.	3,600	73
Keyence Corp.	600	109
Konica Minolta Holdings, Inc.	8,500	66
Kyocera Corp.	4,600	295
Murata Manufacturing Co., Ltd.	4,000	151
NEC Corp.	102,000	272
Nidec Corp.	1,900	91
Nippon Electric Glass Co., Ltd.	12,000	79
Oki Electric Industry Co., Ltd. *	16,000	10
OMRON Corp.	7,100	85
Ricoh Co., Ltd.	18,000	220
Seiko Epson Corp.	6,800	86
Tdk Corp.	2,500	94
Toshiba Corp.	75,000	262
Yokogawa Electric Corp.	3,500	16

		3,907
Telecommunication Services 1.5%
KDDI Corp.	87	543
Nippon Telegraph & Telephone Corp.	27,100	1,313
NTT DoCoMo, Inc.	514	895
SOFTBANK Corp.	4,000	62

		2,813
Transportation 1.2%
All Nippon Airways Co., Ltd.	16,000	60
Central Japan Railway Co.	37	264
East Japan Railway Co.	6,900	468
Japan Airlines Corp. *	27,000	58
Kawasaki Kisen Kaisha Ltd.	24,000	88
Keihin Electric Express Railway Co., Ltd.	8,000	61
Keio Corp.	21,000	112
Kintetsu Corp.	28,000	127
Mitsui O.S.K. Lines Ltd.	18,000	103
Nagoya Railroad Co., Ltd.	36,000	110
Nippon Express Co., Ltd.	35,000	125
Nippon Yusen Kabushiki Kaisha	24,000	113
Odakyu Electric Railway Co., Ltd.	10,000	80
Seino Holdings Co., Ltd.	6,000	29
Tobu Railway Co., Ltd.	15,000	82
Tokyu Corp.	30,000	130
West Japan Railway Co.	48	195
Yamato Holdings Co., Ltd.	9,000	91

		2,296
Utilities 2.8%
Chubu Electric Power Co., Inc.	22,800	647
Electric Power Development Co., Ltd.	6,300	243
Hokkaido Electric Power Co., Inc.	6,300	153
Hokuriku Electric Power Co.	6,400	183
Kyushu Electric Power Co., Inc.	14,600	382
Osaka Gas Co., Ltd.	46,000	196
Shikoku Electric Power Co., Inc.	4,800	158
The Chugoku Electric Power Co., Inc.	11,400	297
The Kansai Electric Power Co., Inc.	28,900	792
The Tokyo Electric Power Co., Inc.	48,200	1,507
Toho Gas Co., Ltd.	12,000	73
Tohoku Electric Power Co., Inc.	16,100	415
Tokyo Gas Co., Ltd.	51,000	241

		5,287

		44,273

Luxembourg 0.2%
Diversified Financials 0.0%
Reinet Investments S.C.A. *	504	5
Materials 0.1%
ArcelorMittal	9,523	213
Media 0.1%
RTL Group	2,147	88
SES FDR	6,547	120

		208

		426

Netherlands 2.9%

Capital Goods 0.4%
European Aeronautic Defence & Space Co.	11,558	201
Koninklijke (Royal) Philips Electronics N.V.	22,379	407
Koninklijke BAM Groep N.V.	9,027	77

		685
Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	3,448	68
Consumer Durables & Apparel 0.0%
Hunter Douglas N.V.	997	29
Diversified Financials 0.7%
ING Groep N.V. CVA	140,836	1,162
SNS Reaal	24,144	106

		1,268
Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	54,121	649
Food, Beverage & Tobacco 0.5%
CSM	2,443	31
Heineken Holding N.V.	2,513	67
Heineken N.V.	3,400	100
Nutreco Holding N.V.	1,208	40

11

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Unilever N.V.	33,338	735

		973
Insurance 0.2%
Aegon N.V.	73,699	385
Materials 0.2%
Akzo Nobel N.V.	5,363	192
Koninklijke DSM N.V.	6,523	156

		348
Media 0.1%
Wolters Kluwer N.V.	5,560	100
Real Estate 0.1%
Corio N.V.	1,327	57
Wereldhave N.V.	1,369	98

		155
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	4,639	77
STMicroelectronics N.V.	20,193	104

		181
Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	34,946	465
Transportation 0.1%
TNT N.V.	7,710	134

		5,440

New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	7,894	22
Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	86,491	116
Utilities 0.0%
Contact Energy Ltd.	9,786	34

		172

Norway 0.5%
Banks 0.0%
DnB NOR A.S.A.	20,541	70
Capital Goods 0.1%
Orkla A.S.A.	18,854	125
Energy 0.2%
Aker A.S.A., Class A	727	14
Aker Solutions A.S.A.	3,200	15
StatoilHydro A.S.A.	22,414	386

		415
Insurance 0.0%
Storebrand A.S.A.	7,500	19
Materials 0.2%
Norsk Hydro A.S.A.	48,851	174
Norske Skogindustrier A.S.A. *	25,482	50
Yara International A.S.A.	3,600	81

		305
Telecommunication Services 0.0%
Telenor A.S.A.	11,384	74
Utilities 0.0%
Hafslund A.S.A., B Shares	1,550	15

		1,023

Portugal 0.4%
Banks 0.1%
Banco BPI S.A. - Reg’d	3,890	7
Banco Comercial Portugues S.A. - Reg’d *	80,033	82
Banco Espirito Santo, S.A. Reg’d	9,384	62

		151
Energy 0.1%
Galp Energia SGPS S.A., B Shares	7,926	84
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	4,675	24
Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	3,987	18
Telecommunication Services 0.1%
Portugal Telecom SGPS S.A. - Reg’d	25,930	209
Transportation 0.0%
Brisa - Private Shares	6,689	44
Utilities 0.1%
EDP - Energias de Portugal S.A.	44,280	157

		687

Singapore 0.7%
Banks 0.3%
DBS Group Holdings Ltd.	35,056	202
Oversea-Chinese Banking Corp., Ltd.	37,897	127
United Overseas Bank Ltd.	23,238	180

		509
Capital Goods 0.1%
Fraser & Neave Ltd.	27,000	51
Hi-P International Ltd.	239,892	51
Keppel Corp., Ltd.	30,000	79
SembCorp Industries Ltd.	13,000	19
Singapore Technologies Engineering Ltd.	52,700	79

		279
Media 0.0%
Singapore Press Holdings Ltd.	30,000	55
Real Estate 0.1%
Capitaland Ltd.	45,000	70

12

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
City Developments Ltd.	9,000	33

		103
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	107,486	186
Transportation 0.1%
Neptune Orient Lines Ltd.	26,146	19
Singapore Airlines Ltd.	15,270	112

		131

		1,263

Spain 3.2%
Banks 1.4%
Banco Bilbao Vizcaya Argentaria S.A. *	82,213	767
Banco de Sabadell S.A.	15,821	79
Banco Espanol de Credito S.A.	5,440	50
Banco Popular Espanol S.A.	22,735	156
Banco Santander S.A. *	191,352	1,548
Banco Santander S.A. - Reg’d	8,581	68
Bankinter S.A.	3,886	33

		2,701
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	3,431	138
Fomento de Construcciones y Contratas S.A. (FCC)	1,409	37
Grupo Ferrovial S.A.	1,593	42
Sacyr Vallehermoso S.A.	2,028	17

		234
Energy 0.4%
Compania Espanola de Petroleos S.A.	809	71
Repsol YPF S.A.	38,424	686

		757
Insurance 0.0%
Mapfre S.A.	25,936	73
Materials 0.0%
Acerinox S.A.	5,038	66
Media 0.0%
Gestevision Telecinco S.A.	1,474	13
Retailing 0.1%
Industria de Diseno Textil S.A.	2,338	89
Telecommunication Services 0.7%
Telefonica S.A. *	76,925	1,364
Transportation 0.1%
Abertis Infraestructuras S.A.	4,165	67
Iberia Lineas Aereas de Espana S.A.	21,324	49

		116
Utilities 0.4%
Acciona S.A.	647	73
Enagas	1,718	30
Gas Natural SDG S.A.	2,680	64
Iberdrola S.A.	49,008	379
Union Fenosa S.A.	4,752	107

		653

		6,066

Sweden 1.9%
Banks 0.3%
Nordea Bank AB	51,735	274
Skandinaviska Enskilda Banken AB, A Shares	13,470	57
Svenska Handelsbanken AB, A Shares	13,273	145
Swedbank AB, A Shares	20,242	71

		547
Capital Goods 0.5%
AB SKF, B Shares	9,944	83
Assa Abloy AB, B Shares	6,335	64
Atlas Copco AB, A Shares	15,232	102
Atlas Copco AB, B Shares	14,800	88
NCC AB, B Shares	3,597	22
Sandvik AB	17,229	88
Scania AB, A Shares	2,579	21
Scania AB, B Shares	7,250	58
Skanska AB, B Shares	14,317	122
Trelleborg AB, B Shares	4,041	21
Volvo AB, A Shares	16,203	66
Volvo AB, B Shares	34,450	137

		872
Commercial & Professional Supplies 0.1%
Loomis AB, Class B *	2,160	16
Securitas AB, B Shares	10,800	87

		103
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	17,747	128
Husqvarna AB, B Shares	14,800	61

		189
Diversified Financials 0.2%
Industrivarden AB, A Shares	8,900	49
Industrivarden AB, C Shares	3,939	19
Investor AB, B Shares	23,310	270
Kinnevik Investment AB, B Shares	9,735	70
L E Lundbergforetagen AB, B Shares	1,946	66

		474
Materials 0.2%
Boliden AB	7,250	15
Holmen AB, B Shares	3,600	73
SSAB Svenskt Stal AB, A Shares	8,300	58
SSAB Svenskt Stal AB, B Shares	1,049	7

13

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Svenska Cellulosa AB (SCA), B Shares	24,100	188

		341
Retailing 0.1%
Hennes & Mauritz AB, B Shares	3,369	130
Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	62,582	492
Telecommunication Services 0.1%
Tele2 AB, B Shares	8,400	68
TeliaSonera AB	49,466	217

		285
Transportation 0.0%
SAS AB *	14,274	75

		3,508

Switzerland 5.1%
Capital Goods 0.1%
ABB Ltd. - Reg’d *	14,406	187
Schindler Holding AG - Reg’d	408	18

		205
Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d	3,448	116
SGS S.A. - Reg’d	107	113

		229
Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	3,551	52
Swatch Group AG	283	32
Swatch Group AG - Reg’d	645	14

		98
Diversified Financials 1.3%
Credit Suisse Group AG - Reg’d	33,600	857
Julius Baer Holding AG - Reg’d	3,070	91
Pargesa Holding S.A.	1,107	71
UBS AG - Reg’d *	117,509	1,474

		2,493
Energy 0.0%
Petroplus Holdings AG *	1,261	25
Food, Beverage & Tobacco 1.0%
Nestle S.A. - Reg’d	55,601	1,922
Insurance 0.6%
Baloise Holding AG - Reg’d	1,413	88
Helvetia Holding AG	111	23
Swiss Life Holding AG - Reg’d *	1,679	91
Swiss Re - Reg’d	10,234	272
Zurich Financial Services AG - Reg’d	3,890	701

		1,175
Materials 0.2%
Clariant AG - Reg’d *	14,283	71
Givaudan S.A. - Reg’d	121	82
Holcim Ltd. - Reg’d	3,408	137
Syngenta AG - Reg’d	686	133

		423
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Novartis AG - Reg’d	38,907	1,598
Roche Holding AG	8,440	1,185
Roche Holding AG	222	33

		2,816
Telecommunication Services 0.1%
Swisscom AG - Reg’d	503	158
Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	1,585	87
Utilities 0.0%
BKW FMB Energie AG	207	18

		9,649

United Kingdom 19.8%
Automobiles & Components 0.0%
GKN plc	28,231	34
Banks 2.5%
Barclays plc	312,306	460
Bradford & Bingley plc (a)(b)	87,225	—
HSBC Holdings plc	397,906	3,087
Lloyds Banking Group plc	421,600	549
Northern Rock plc (a)(b)	4,722	—
Royal Bank of Scotland Group plc	969,866	305
Standard Chartered plc	28,339	358

		4,759
Capital Goods 0.5%
BAE Systems plc	55,595	323
Balfour Beatty plc	21,850	117
Bunzl plc	13,867	113
IMI plc	10,217	40
Rolls-Royce Group plc *	31,844	152
Rolls-Royce Group plc, C Shares (a)(b) *	1,821,476	—
Smiths Group plc	10,008	124
Tomkins plc	39,315	67
Travis Perkins plc	4,014	18
Wolseley plc	34,014	84

		1,038
Commercial & Professional Supplies 0.2%
Experian plc	10,245	64
G4S plc	27,616	76
Hays plc	91,156	99
Rentokil Initial plc	77,797	48

		287
Consumer Durables & Apparel 0.1%
Barratt Developments plc	18,899	19
Bellway plc	5,194	43
Persimmon plc	13,108	55

14

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Taylor Wimpey plc	40,452	9

		126
Consumer Services 0.7%
Carnival plc	15,834	288
Compass Group plc	60,460	299
Enterprise Inns plc	14,880	10
InterContinental Hotels Group plc	17,123	129
Ladbrokes plc	116,461	304
Mitchells & Butlers plc	35,740	96
Punch Taverns plc	8,783	6
Rank Group plc *	52,750	45
Tui Travel plc	21,998	71
Whitbread plc	6,521	77
William Hill plc	20,202	69

		1,394
Diversified Financials 0.2%
3i Group plc	13,284	44
Close Brothers Group plc	5,408	39
ICAP plc	15,847	54
Investec plc	25,540	92
Man Group plc	18,934	56
Provident Financial plc	5,972	67
Schroders plc	6,352	70
Schroders plc - Non Voting	1,318	12

		434
Energy 5.0%
AMEC plc	12,402	101
BG Group plc	22,074	302
BP plc	649,779	4,602
Royal Dutch Shell plc, Class A	104,269	2,599
Royal Dutch Shell plc, Class B	79,857	1,896

		9,500
Food & Staples Retailing 0.8%
J Sainsbury plc	72,627	349
Tesco plc	185,403	958
William Morrison Supermarkets plc	52,324	204

		1,511
Food, Beverage & Tobacco 1.6%
Associated British Foods plc	10,015	96
British American Tobacco plc	29,448	807
British American Tobacco plc	2,254	62
Cadbury plc	26,646	214
Diageo plc	47,195	633
Imperial Tobacco Group plc	14,641	400
SABMiller plc	10,009	164
Tate & Lyle plc	14,942	72
Unilever plc	25,366	556

		3,004
Health Care Equipment & Services 0.1%
Smith & Nephew plc	15,998	116
Household & Personal Products 0.1%
Reckitt Benckiser Group plc	5,920	228
Insurance 1.0%
Aviva plc	130,829	591
Friends Provident plc	91,862	110
Legal & General Group plc	259,078	230
Old Mutual plc	105,607	80
Prudential plc	74,243	357
RSA Insurance Group plc	108,825	206
Standard Life plc	85,547	272

		1,846
Materials 0.6%
Anglo American plc	9,965	179
Antofagasta plc	11,598	70
BHP Billiton plc	15,549	260
Johnson Matthey plc	4,969	70
Kazakhmys plc	31,262	100
Lonmin plc	4,812	60
Mondi plc	16,154	42
Rexam plc	16,904	76
Rio Tinto plc	5,768	124
Vedanta Resources plc	12,269	97
Xstrata plc	9,677	79

		1,157
Media 0.4%
Aegis Group plc	56,363	62
British Sky Broadcasting Group plc	13,537	97
Daily Mail & General Trust plc	7,562	29
ITV plc	116,077	46
Pearson plc	23,287	222
Thomson Reuters plc	4,035	81
Trinity Mirror plc	11,998	8
United Business Media Ltd.	19,328	135
Yell Group plc	32,277	21

		701
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
AstraZeneca plc	36,652	1,412
GlaxoSmithKline plc	124,576	2,197
Shire plc	6,028	88

		3,697
Real Estate 0.2%
British Land Co. plc	17,923	117
Hammerson plc	8,163	48
Land Securities Group plc	15,319	153
Liberty International plc	11,818	63
Segro plc	24,823	57

		438
Retailing 0.5%
DSG International plc	196,803	63
Home Retail Group plc	40,265	119
Inchcape plc	12,528	7
Kesa Electricals plc	27,121	40
Kingfisher plc	232,075	464
Marks & Spencer Group plc	46,448	154
Next plc	5,272	90

15

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Carphone Warehouse Group plc	5,098	7

		944
Software & Services 0.1%
Logica plc	103,954	98
The Sage Group plc	23,326	61

		159
Technology Hardware & Equipment 0.0%
Electrocomponents plc	21,082	40
Telecommunication Services 1.9%
BT Group plc	321,040	486
Cable & Wireless plc	52,039	118
Vodafone Group plc	1,560,773	2,899

		3,503
Transportation 0.2%
Arriva plc	13,213	87
British Airways plc	30,501	53
EasyJet plc *	18,816	81
FirstGroup plc	12,810	51
National Express Group plc	3,666	17

		289
Utilities 1.1%
British Energy Group plc	22,184	247
Centrica plc	124,700	464
Drax Group plc	10,281	83
International Power plc	15,475	61
National Grid plc	59,436	555
Pennon Group plc	14,939	97
Scottish & Southern Energy plc	17,099	294
Severn Trent plc	7,318	115
United Utilities Group plc	20,768	162

		2,078

		37,283

United States 0.1%
Health Care Equipment & Services 0.1%
Synthes, Inc.	792	95

Total Common Stock (Cost $324,376)		177,111

Other Investment Companies 4.7% of net assets

United States 4.7%
iShares MSCI EAFE Index Fund	230,000	8,901

Total Other Investment Companies (Cost $9,330)		8,901

Preferred Stock 0.3% of net assets

Germany 0.2%
Automobiles & Components 0.1%
Porsche Automobil Holding SE	2,434	143
Volkswagen AG	3,291	162

		305
Health Care Equipment & Services 0.1%
Fresenius SE	1,716	95
Household & Personal Products 0.1%
Henkel KGaA	4,494	116
Media 0.0%
Prosiebensat.1 Media AG	1,900	4

		520

Italy 0.1%
Diversified Financials 0.1%
Istituto Finanziario Industriale S.p.A. *	9,876	57
Insurance 0.0%
Unipol Gruppo Finanziario S.p.A.	53,859	56

		113

Switzerland 0.0%
Capital Goods 0.0%
Schindler Holding AG	279	13

Total Preferred Stock (Cost $1,660)		646

Rights 0.0% of net assets

Australia 0.0%
Macquarie Office Trust (a)(b)	50,381	—
Wesfarmers Ltd. (a)	3,591	2
Wesfarmers Ltd. (a)	773	1

		3

Belgium 0.0%
Fortis (a)(b)	25,402	—

Total Rights (Cost $—)		3

End of Investments.
(All dollar amount are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $347,738 and the unrealized appreciation and depreciation were $2,037 and ($163,114), respectively, with a net unrealized depreciation of ($161,077.)
At 01/31/09, the prices of certain foreign securities held by the fund aggregating $166,462, were adjusted from their closing market prices following the guidelines by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by Management.

16

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

(b)	Illiquid Security. At the period end, the value $12 or 0.0% of net assets.
CVA - Dutch Certificate
FDR - Fiduciary Depositary Receipt
Reg’d - Registered
REIT - Real Estate Investment Trust
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$20,067
Level 2 - Other Significant Observable Inputs	166,421
Level 3 - Significant Unobservable Inputs	173

Total	$186,661

*	The fund had no other financial instruments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 10/31/08	$122
Accrued discount/premiums	—
Realized gain/loss	(42)
Change in unrealized appreciation (depreciation)	51
Net purchases (sales)	(1)
Transfer in and/or out of Level 3	43

Balance as of 1/31/09	$173

REG46848JAN09

17

Schwab Capital Trust
Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.1%	Common Stock	222,025	146,446
2.6%	Foreign Common Stock	6,398	3,963
1.4%	Other Investment Company	2,226	2,225
—%	Preferred Stock	42	22
—%	Rights	3	2
0.6%	Short-Term Investments	869	869
99.7%	Total Investments	231,563	153,527
0.3%	Other Assets and Liabilities, Net		405
100.0%	Net Assets		153,932

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 95.1% of net assets

Automobiles & Components 0.4%
Dorman Products, Inc. *	5,200	52
Drew Industries, Inc. *	8,315	71
Gentex Corp.	25,270	212
Hayes Lemmerz International, Inc. *	58,800	5
Modine Manufacturing Co.	28,015	77
Standard Motor Products, Inc.	13,100	31
Stoneridge, Inc. *	5,600	11
Superior Industries International, Inc.	15,260	157
Winnebago Industries, Inc.	9,765	54

		670

Banks 10.1%
1st Source Corp.	6,440	115
AMCORE Financial, Inc.	4,181	6
Ameris Bancorp	4,100	31
Anchor BanCorp Wisconsin, Inc.	3,545	7
Arrow Financial Corp.	3,921	92
BancFirst Corp.	2,175	77
Bank Mutual Corp.	6,760	60
Bank of the Ozarks, Inc.	3,300	75
BankAtlantic Bancorp, Inc., Class A	3,400	8
BankFinancial Corp.	4,200	40
BankUnited Financial Corp., Class A	18,760	5
Banner Corp.	5,460	17
Beneficial Mutual Bancorp, Inc. *	12,100	116
Berkshire Hills Bancorp, Inc.	5,000	118
Boston Private Financial Holdings, Inc.	21,540	101
Brookline Bancorp, Inc.	26,310	254
Cadence Financial Corp.	2,100	9
Camden National Corp.	1,745	41
Capital City Bank Group, Inc.	4,895	78
Capitol Bancorp Ltd.	5,880	35
Capitol Federal Financial	3,580	148
Cascade Bancorp	8,155	19
Cathay General Bancorp	13,400	170
Central Pacific Financial Corp.	12,045	81
Chemical Financial Corp.	11,230	256
City Bank	6,780	21
City Holding Co.	4,390	113
Columbia Banking System, Inc.	4,055	36
Community Bank System, Inc.	10,750	193
Community Trust Bancorp, Inc.	5,295	148
Corus Bankshares, Inc.	10,625	12
CVB Financial Corp.	25,780	232
Dime Community Bancshares	10,850	109
East West Bancorp, Inc.	17,365	165
F.N.B. Corp.	38,003	301
Farmers Capital Bank Corp.	2,770	51
Federal Agricultural Mortgage Corp., Class C	1,400	5
Fifth Third Bancorp	118	—
Financial Institutions, Inc.	3,300	28
First Bancorp	8,805	127
First BanCorp Puerto Rico	44,230	314
First Busey Corp.	7,515	66
First Citizens BancShares, Inc., Class A	2,258	316
First Commonwealth Financial Corp.	35,290	338
First Community Bancshares, Inc.	3,175	55
First Financial Bancorp	13,790	112
First Financial Bankshares, Inc.	5,305	236
First Financial Corp.	3,600	119
First Financial Holdings, Inc.	5,285	80
First Merchants Corp.	7,265	114
First Midwest Bancorp, Inc.	15,155	152
First Niagra Financial Group, Inc.	42,155	551
First Place Financial Corp.	3,600	10
First State Bancorp	2,900	3
FirstFed Financial Corp. *	3,515	3
Flushing Financial Corp.	5,535	44
Frontier Financial Corp.	13,055	23
Glacier Bancorp, Inc.	12,980	199
Great Southern Bancorp, Inc.	3,070	33
Greene Bancshares, Inc.	4,016	40
Guaranty Bancorp *	22,530	34
Hancock Holding Co.	7,930	217
Hanmi Financial Corp.	5,870	11
Harleysville National Corp.	16,825	157
Heartland Financial USA, Inc.	5,450	75
IBERIABANK Corp.	3,550	150

1

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Imperial Capital Bancorp, Inc.	1,400	1
Independent Bank Corp.	5,595	104
Independent Bank Corp., Michigan	5,760	9
Integra Bank Corp.	5,645	9
International Bancshares Corp.	15,112	275
Investors Bancorp, Inc. *	10,065	108
Irwin Financial Corp. *	7,675	18
Kearny Financial Corp.	8,735	94
Lakeland Bancorp, Inc.	7,837	61
Macatawa Bank Corp.	3,000	8
MainSource Financial Group, Inc.	7,000	68
MB Financial, Inc.	9,845	161
MBT Financial Corp.	4,068	11
Merchants Bancshares, Inc.	100	2
Midwest Banc Holdings, Inc.	8,220	10
Nara Bancorp, Inc.	6,080	36
NASB Financial, Inc.	1,303	27
National Penn Bancshares, Inc.	15,323	148
NBT Bancorp, Inc.	11,855	271
NewAlliance Bancshares, Inc.	25,875	284
Northwest Bancorp, Inc.	5,080	94
OceanFirst Financial Corp.	3,700	47
Ocwen Financial Corp. *	32,505	289
Old National Bancorp	28,325	361
Old Second Bancorp, Inc.	3,375	30
Oriental Financial Group, Inc.	8,355	42
Oritani Financial Corp. *	7,100	106
Pacific Capital Bancorp	17,070	181
PacWest Bancorp	9,780	165
Park National Corp.	6,610	359
Peoples Bancorp, Inc.	3,475	35
PrivateBancorp, Inc.	3,855	56
Prosperity Bancshares, Inc.	5,300	143
Provident Bankshares Corp.	25,630	165
Provident Financial Services, Inc.	21,290	233
Provident New York Bancorp	10,185	97
Renasant Corp.	7,200	87
Republic Bancorp, Inc., Class A	6,300	113
Royal Bancshares of Pennsylvania, Inc., Class A	2,300	9
S&T Bancorp, Inc.	9,090	231
S.Y. Bancorp, Inc.	4,765	109
Sandy Spring Bancorp, Inc.	5,795	82
Santander BanCorp	7,640	64
SCBT Financial Corp.	4,000	107
Seacoast Banking Corp. of Florida	3,590	16
Security Bank Corp.	4,400	4
Signature Bank *	5,090	131
Simmons First National Corp., Class A	6,000	148
Southwest Bancorp, Inc.	5,100	53
StellarOne Corp.	8,042	105
Sterling Bancorp	9,645	106
Sterling Bancshares, Inc.	16,525	92
Sterling Financial Corp.	14,540	27
Suffolk Bancorp	3,965	121
Sun Bancorp, Inc. *	5,173	29
Susquehanna Bancshares, Inc.	23,654	260
SVB Financial Group *	5,435	113
Taylor Capital Group, Inc.	200	1
Texas Capital Bancshares, Inc. *	6,900	78
TierOne Corp.	2,785	4
Tompkins Financial Corp.	2,165	109
Triad Guaranty, Inc. *	6,705	3
TriCo Bancshares	6,800	137
TrustCo Bank Corp. NY	32,370	217
UCBH Holdings, Inc.	23,200	54
UMB Financial Corp.	5,901	229
Umpqua Holdings Corp.	20,490	201
Union Bankshares Corp.	4,900	77
United Bankshares, Inc.	14,895	313
United Community Banks, Inc.	14,281	74
United Community Financial Corp.	9,081	5
Univest Corp. of Pennsylvania	4,600	105
Washington Trust Bancorp, Inc.	4,885	80
Waterstone Financial, Inc. *	3,716	9
WesBanco, Inc.	8,370	173
West Bancorp	5,700	46
West Coast Bancorp	3,265	10
Westamerica Bancorp	6,470	276
Western Alliance Bancorp *	13,665	104
Wintrust Financial Corp.	6,400	86
WSFS Financial Corp.	2,635	68

		15,526

Capital Goods 10.4%
A.O. Smith Corp.	8,560	235
AAR CORP. *	8,440	153
Aceto Corp.	9,500	85
Actuant Corp., Class A	9,720	160
Alamo Group, Inc.	3,400	43
Albany International Corp., Class A	8,530	85
Altra Holdings, Inc. *	2,700	19
American Railcar Industries, Inc.	9,050	76
American Woodmark Corp.	5,595	84
Ameron International Corp.	1,940	97
Ampco-Pittsburgh Corp.	2,760	51
Apogee Enterprises, Inc.	13,195	135
Applied Industrial Technologies, Inc.	11,920	188
Argon ST, Inc. *	3,865	74
Astec Industries, Inc. *	4,550	112
Baldor Electric Co.	8,070	113
Barnes Group, Inc.	10,225	116
BE Aerospace, Inc. *	13,945	135
Beacon Roofing Supply, Inc. *	31,730	404
Belden, Inc.	7,760	101
Blount International, Inc. *	12,005	101
Brady Corp., Class A	12,315	258
Bucyrus International, Inc.	4,110	64
Builders FirstSource, Inc. *	8,855	11
C&D Technologies, Inc. *	7,000	21
Cascade Corp.	3,755	86
Ceradyne, Inc. *	5,350	122
Chart Industries, Inc. *	6,300	53
CIRCOR International, Inc.	3,590	80

2

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
CLARCOR, Inc.	8,025	243
Columbus McKinnon Corp., NY *	5,100	65
Commercial Vehicle Group, Inc. *	9,300	9
Cubic Corp.	5,190	141
Curtiss-Wright Corp.	8,305	268
Donaldson Co., Inc.	10,575	329
Ducommun, Inc.	3,200	61
Dycom Industries, Inc. *	23,210	158
DynCorp International, Inc., Class A *	11,585	174
Encore Wire Corp.	9,340	154
Energy Conversion Devices, Inc. *	4,630	116
EnerSys *	14,475	132
EnPro Industries, Inc. *	7,990	146
ESCO Technologies, Inc. *	5,700	202
Esterline Technologies Corp. *	5,670	205
Federal Signal Corp.	24,100	163
First Solar, Inc. *	440	63
Franklin Electric Co., Inc.	4,880	127
FreightCar America, Inc.	2,335	45
Gardner Denver, Inc. *	9,595	209
General Cable Corp. *	5,655	93
Gibraltar Industries, Inc.	17,055	174
Graco, Inc.	12,240	260
GrafTech International Ltd. *	12,310	99
Great Lakes Dredge & Dock Co.	8,000	27
Griffon Corp. *	50,168	499
H&E Equipment Services, Inc. *	4,320	29
HEICO Corp.	1,100	43
HEICO Corp., Class A	4,745	138
Herley Industries, Inc. *	6,300	70
Hexcel Corp. *	14,105	117
IDEX Corp.	10,842	245
II-VI, Inc. *	3,165	60
Insituform Technologies, Inc., Class A *	12,515	235
Insteel Industries, Inc.	6,400	49
Integrated Electrical Services, Inc. *	11,600	96
Interline Brands, Inc. *	12,560	100
Kadant, Inc. *	4,100	41
Kaman Corp.	8,320	159
Kaydon Corp.	5,615	153
Ladish Co., Inc. *	4,300	49
Lawson Products, Inc.	1,680	32
Layne Christensen Co. *	5,100	80
LSI Industries, Inc.	7,400	34
Lydall, Inc. *	8,100	30
MasTec, Inc. *	16,110	171
Michael Baker Corp. *	3,700	129
Moog, Inc., Class A *	10,715	321
NCI Building Systems, Inc. *	10,245	119
NN, Inc.	4,000	7
Nordson Corp.	4,455	135
Northwest Pipe Co. *	2,600	92
Orbital Sciences Corp. *	9,155	153
Otter Tail Corp.	12,880	261
Perini Corp. *	11,280	235
Pike Electric Corp. *	6,020	68
Polypore International, Inc. *	7,100	49
Powell Industries, Inc. *	1,770	42
Quanex Building Products Corp.	7,550	64
Quanta Services, Inc. *	23,391	500
Raven Industries, Inc.	4,265	93
RBC Bearings, Inc. *	3,000	55
Regal-Beloit Corp.	9,065	308
Robbins & Myers, Inc.	7,300	126
RSC Holdings, Inc. *	27,200	193
Rush Enterprises, Inc., Class A *	10,960	100
Rush Enterprises, Inc., Class B *	2,900	26
Sauer-Danfoss, Inc.	7,940	60
Simpson Manufacturing Co., Inc.	9,485	190
Standex International Corp.	7,950	122
Stanley, Inc. *	4,400	133
SunPower Corp., Class A *	2,100	70
SunPower Corp., Class B *	5,269	139
TAL International Group, Inc.	7,690	81
Tecumseh Products Co., Class A *	13,570	111
Tecumseh Products Co., Class B *	2,500	20
Teledyne Technologies, Inc. *	6,570	183
Tennant Co.	5,210	71
The Gorman-Rupp Co.	2,600	67
The Greenbrier Cos., Inc.	9,820	54
The Manitowoc Co., Inc.	10,930	60
The Middleby Corp. *	1,808	42
The Toro Co.	6,870	203
Thermadyne Holdings Corp. *	13,600	48
Titan International, Inc.	7,575	59
TransDigm Group, Inc. *	4,980	170
Tredegar Corp.	12,775	211
Trex Co., Inc. *	6,200	92
TriMas Corp. *	6,800	10
Triumph Group, Inc.	3,830	173
Universal Forest Products, Inc.	9,970	209
Valmont Industries, Inc.	2,310	94
Wabash National Corp.	28,245	80
Wabtec Corp.	6,160	184
Watsco, Inc.	8,545	282
Watts Water Technologies, Inc., Class A	10,175	227
Willis Lease Finance Corp. *	200	2
Woodward Governor Co.	9,000	185
Xerium Technologies, Inc. *	13,455	7

		16,070

Commercial & Professional Supplies 4.9%
ABM Industries, Inc.	16,310	242
Acco Brands Corp. *	24,370	47
Administaff, Inc.	8,460	178
American Reprographics Co. *	7,410	45
AMREP Corp. *	1,000	28
ATC Technology Corp. *	6,785	89
Bowne & Co., Inc.	6,932	19
Casella Waste Systems, Inc., Class A *	11,000	30

3

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
CBIZ, Inc. *	14,595	119
CDI Corp.	7,920	85
Cenveo, Inc. *	11,075	44
Clean Harbors, Inc. *	3,265	175
Comfort Systems USA, Inc.	11,300	116
Consolidated Graphics, Inc. *	5,820	94
Copart, Inc. *	6,265	151
Cornell Cos., Inc. *	5,300	81
CoStar Group, Inc. *	2,140	63
Courier Corp.	1,455	23
CRA International, Inc. *	2,745	58
EnergySolutions, Inc.	16,700	75
Ennis, Inc.	10,440	117
First Advantage Corp., Class A *	10,700	136
FTI Consulting, Inc. *	4,365	179
G & K Services, Inc., Class A	5,450	101
Healthcare Services Group, Inc.	8,470	130
Heidrick & Struggles International, Inc.	5,170	79
Herman Miller, Inc.	9,330	102
Hudson Highland Group, Inc. *	23,085	57
ICT Group, Inc. *	4,000	15
Interface, Inc., Class A	16,925	69
Kforce, Inc. *	16,700	104
Kimball International, Inc., Class B	28,325	195
Knoll, Inc.	15,100	103
Korn/Ferry International *	10,330	97
LECG Corp. *	10,255	33
M&F Worldwide Corp. *	5,000	53
McGrath Rentcorp	6,625	139
Mine Safety Appliances Co.	5,685	111
Mobile Mini, Inc. *	11,625	147
Monster Worldwide, Inc. *	15,120	139
MPS Group, Inc. *	32,545	197
Navigant Consulting, Inc. *	12,725	182
Resources Connection, Inc. *	10,500	152
Rollins, Inc.	8,415	131
Schawk, Inc.	2,660	22
School Specialty, Inc. *	8,600	142
Spherion Corp. *	27,890	40
Standard Parking Corp. *	1,600	31
Stericycle, Inc. *	6,090	298
Sykes Enterprises, Inc. *	8,030	134
Tetra Tech, Inc. *	16,655	387
The Advisory Board Co. *	2,530	44
The Corporate Executive Board Co.	4,150	84
The Dun & Bradstreet Corp.	4,920	374
The Geo Group, Inc. *	5,990	89
The Standard Register Co.	20,150	146
TrueBlue, Inc. *	18,430	157
Viad Corp.	8,565	190
Volt Information Sciences, Inc. *	15,850	84
Waste Connections, Inc. *	15,930	462
Waste Services, Inc. *	5,100	26
Watson Wyatt Worldwide, Inc., Class A	5,995	279

		7,519

Consumer Durables & Apparel 2.6%
Arctic Cat, Inc.	18,300	79
Bassett Furniture Industries, Inc.	4,900	16
Blyth, Inc.	11,490	39
California Coastal Communities, Inc. *	10,575	13
Callaway Golf Co.	18,555	141
Carter’s, Inc. *	9,025	153
Champion Enterprises, Inc. *	13,605	6
Cherokee, Inc.	2,400	37
Columbia Sportswear Co.	2,880	83
Crocs, Inc. *	2,460	3
CSS Industries, Inc.	3,875	59
Deckers Outdoor Corp. *	1,630	85
Ethan Allen Interiors, Inc.	13,885	158
Fossil, Inc. *	6,805	79
G-III Apparel Group Ltd. *	2,900	16
Hooker Furniture Corp.	1,500	12
Iconix Brand Group, Inc. *	11,800	98
JAKKS Pacific, Inc. *	9,325	171
Johnson Outdoors, Inc., Class A	200	2
K-Swiss, Inc., Class A	10,630	114
Kenneth Cole Productions, Inc., Class A	8,240	53
La-Z-Boy, Inc.	44,000	43
Leapfrog Enterprises, Inc. *	25,735	52
Libbey, Inc.	2,500	3
M/I Homes, Inc.	13,400	118
Maidenform Brands, Inc. *	3,600	32
Marine Products Corp.	3,180	12
Movado Group, Inc.	6,100	47
National Presto Industries, Inc.	1,645	110
Nautilus, Inc. *	23,375	32
Oxford Industries, Inc.	9,710	65
Palm Harbor Homes, Inc. *	24,900	88
Perry Ellis International, Inc. *	4,700	18
Phillips-Van Heusen Corp.	10,070	192
Pool Corp.	14,880	236
RC2 Corp. *	9,320	54
Russ Berrie & Co., Inc. *	7,055	12
Sealy Corp. *	5,130	9
Skechers U.S.A., Inc., Class A *	12,685	126
Skyline Corp.	4,085	82
Stanley Furniture Co., Inc.	200	2
Steinway Musical Instruments, Inc. *	3,700	43
Steven Madden Ltd. *	5,675	99
Sturm, Ruger & Co., Inc. *	6,100	40
Tempur-Pedic International, Inc.	15,515	109
The Warnaco Group, Inc. *	10,260	232
Under Armour, Inc., Class A *	3,055	57
Unifi, Inc. *	64,400	118
UniFirst Corp.	5,625	148
Velcro Industries N.V.	4,200	88
Weyco Group, Inc.	3,700	106
Wolverine World Wide, Inc.	9,550	173

		3,963

4

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Consumer Services 4.6%
AFC Enterprises, Inc. *	27,900	134
Ameristar Casinos, Inc.	9,075	81
Bally Technologies, Inc. *	6,425	130
Benihana, Inc., Class A *	800	2
Bluegreen Corp. *	8,870	16
Bob Evans Farms, Inc.	11,865	208
California Pizza Kitchen, Inc. *	7,900	82
CEC Entertainment, Inc. *	8,880	207
Chipotle Mexican Grill, Inc., Class A *	1,060	51
Chipotle Mexican Grill, Inc., Class B *	1,900	87
Choice Hotels International, Inc.	5,990	158
Churchill Downs, Inc.	2,295	79
CKE Restaurants, Inc.	24,865	206
Coinstar, Inc. *	5,625	129
Corinthian Colleges, Inc. *	35,565	664
Cracker Barrel Old Country Store, Inc.	11,220	197
Denny’s Corp. *	20,300	35
DeVry, Inc.	5,785	310
DineEquity, Inc.	4,290	38
Domino’s Pizza, Inc. *	15,215	102
Dover Downs Gaming & Entertainment, Inc.	3,900	12
Gaylord Entertainment Co. *	9,640	102
Great Wolf Resorts, Inc. *	5,700	11
International Speedway Corp., Class A	10,090	235
Isle of Capri Casinos, Inc. *	11,275	32
ITT Educational Services, Inc. *	3,755	460
Jackson Hewitt Tax Service, Inc.	6,505	86
Krispy Kreme Doughnuts, Inc. *	18,675	26
Landry’s Restaurant, Inc.	10,740	69
LIFE TIME FITNESS, Inc. *	5,285	78
Lincoln Educational Services *	3,500	51
Lodgian, Inc. *	5,400	10
Luby’s, Inc. *	4,700	21
Matthews International Corp., Class A	4,715	184
McCormick & Schmick’s Seafood Restaurants, Inc. *	2,100	7
Morgans Hotel Group *	5,100	19
MTR Gaming Group, Inc. *	7,005	11
Multimedia Games, Inc. *	3,280	6
O’Charley’s, Inc.	13,975	35
P.F. Chang’s China Bistro, Inc. *	7,905	140
Panera Bread Co., Class A *	5,675	267
Papa John’s International, Inc. *	6,310	120
Pinnacle Entertainment, Inc. *	18,385	125
Pre-Paid Legal Services, Inc. *	1,460	49
Red Lion Hotels Corp. *	5,000	11
Red Robin Gourmet Burgers, Inc. *	3,280	40
Ruby Tuesday, Inc. *	42,970	53
Scientific Games Corp., Class A *	11,730	148
Sonic Corp. *	8,000	78
Sotheby’s	3,600	31
Speedway Motorsports, Inc.	7,415	107
Steiner Leisure Ltd. *	3,060	76
Stewart Enterprises, Inc., Class A	30,760	105
Strayer Education, Inc.	647	140
Texas Roadhouse, Inc., Class A *	17,510	134
The Cheesecake Factory, Inc. *	14,135	123
The Marcus Corp.	12,230	126
The Steak n Shake Co. *	16,470	94
Tim Hortons, Inc.	11,630	286
Trump Entertainment Resorts, Inc. *	36,108	8
Universal Technical Institute, Inc. *	5,380	94
Vail Resorts, Inc. *	3,960	92
Weight Watchers International, Inc.	3,180	73
WMS Industries, Inc. *	4,232	94
Wynn Resorts Ltd. *	2,085	63

		7,048

Diversified Financials 3.3%
Advance America Cash Advance Centers, Inc.	14,115	20
Advanta Corp., Class A	352	—
Advanta Corp., Class B	17,042	13
Affiliated Managers Group, Inc. *	5,719	230
Ares Capital Corp.	23,495	111
Asset Acceptance Capital Corp. *	12,860	54
ASTA Funding, Inc.	2,000	4
BGC Partners, Inc., Class A	7,720	19
BlackRock Kelso Capital Corp.	9,700	82
Calamos Asset Management, Inc., Class A	7,575	45
Capital Southwest Corp.	1,166	107
Cash America International, Inc.	5,305	97
Cohen & Steers, Inc.	5,440	59
Compass Diversified Holdings	6,660	72
Cowen Group, Inc. *	5,000	29
Credit Acceptance Corp. *	2,675	48
Deerfield Capital Corp.	694	2
Dollar Financial Corp. *	4,065	32
Eaton Vance Corp.	14,915	285
Encore Capital Group, Inc. *	16,255	85
Evercore Partners, Inc., Class A	1,900	21
EZCORP, Inc., Class A *	10,300	140
FBR Capital Markets Corp. *	5,300	18
FCStone Group, Inc. *	1,300	5
Financial Federal Corp.	6,310	137
First Cash Financial Services, Inc. *	8,490	143
GAMCO Investors, Inc., Class A	3,535	110
GFI Group, Inc.	7,720	24
Gladstone Capital Corp.	6,600	58
Greenhill & Co., Inc.	1,835	119
IntercontinentalExchange, Inc. *	1,725	98
Invesco Ltd.	7,367	87
Investment Technology Group, Inc. *	5,555	120

5

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
KBW, Inc. *	4,000	75
Knight Capital Group, Inc., Class A *	22,445	405
LaBranche & Co., Inc. *	50,975	350
MCG Capital Corp.	17,205	12
MSCI, Inc., Class A *	13,100	227
NewStar Financial, Inc. *	10,000	30
optionsXpress Holdings, Inc.	4,890	53
Penson Worldwide, Inc. *	4,000	24
PICO Holdings, Inc. *	4,145	105
Piper Jaffray Cos., Inc. *	9,705	279
Portfolio Recovery Associates, Inc. *	3,645	86
Prospect Capital Corp.	2,300	25
Rewards Network, Inc. *	7,355	19
SEI Investments Co.	11,490	146
Stifel Financial Corp. *	3,050	107
SWS Group, Inc.	14,620	214
Thomas Weisel Partners Group, Inc. *	4,600	14
W.P. Carey & Co., L.L.C.	10,425	224
Waddell & Reed Financial, Inc., Class A	11,400	161
World Acceptance Corp. *	6,560	126

		5,156

Energy 4.6%
Adams Resources & Energy, Inc.	3,000	53
Allis-Chalmers Energy, Inc. *	2,800	10
Alpha Natural Resources, Inc. *	7,945	130
Atlas America, Inc.	5,548	70
ATP Oil & Gas Corp. *	2,245	10
Atwood Oceanics, Inc. *	4,240	71
Aventine Renewable Energy Holdings, Inc. *	21,015	10
Basic Energy Services, Inc. *	9,045	87
Berry Petroleum Co., Class A	3,260	24
Bill Barrett Corp. *	3,540	78
Brigham Exploration Co. *	6,815	17
Bristow Group, Inc. *	6,985	169
Bronco Drilling Co., Inc. *	605	3
Cabot Oil & Gas Corp.	7,950	219
Cal Dive International, Inc. *	14,143	90
Callon Petroleum Co. *	2,800	6
CARBO Ceramics, Inc.	3,080	111
Carrizo Oil & Gas, Inc. *	4,955	69
Clayton Williams Energy, Inc. *	705	28
CNX Gas Corp. *	3,720	96
Complete Production Services, Inc. *	14,610	94
Comstock Resources, Inc. *	9,475	361
Continental Resources, Inc. *	4,900	101
Copano Energy L.L.C.	5,500	85
Crosstex Energy, Inc.	3,760	12
Delek US Holdings, Inc.	2,870	20
Delta Petroleum Corp. *	12,015	52
DHT Maritime, Inc.	11,900	74
Dresser-Rand Group, Inc. *	10,550	206
Dril-Quip, Inc. *	4,385	107
Edge Petroleum Corp. *	12,500	2
Encore Acquisition Co. *	7,205	196
Energy Partners Ltd. *	19,575	23
EXCO Resources, Inc. *	29,205	296
General Maritime Corp.	1,800	19
Global Industries Ltd. *	6,405	22
Gulf Island Fabrication, Inc.	1,100	14
GulfMark Offshore, Inc. *	3,985	95
Harvest Natural Resources, Inc. *	3,850	15
Hercules Offshore, Inc. *	15,316	57
Holly Corp.	5,170	121
Hornbeck Offshore Services, Inc. *	5,040	89
IHS, Inc., Class A *	2,710	119
International Coal Group, Inc. *	22,355	54
ION Geophysical Corp. *	15,505	23
James River Coal Co. *	8,200	111
Key Energy Services, Inc. *	26,300	90
Kinder Morgan Management L.L.C. *	9,204	400
Linn Energy L.L.C.	8,600	140
Lufkin Industries, Inc.	2,155	75
Mariner Energy, Inc. *	15,900	157
Matrix Service Co. *	2,500	13
NATCO Group, Inc., Class A *	4,700	81
Newpark Resources, Inc. *	33,940	143
Oceaneering International, Inc. *	6,000	207
Oil States International, Inc. *	5,910	108
Parker Drilling Co. *	34,250	73
Penn Virginia Corp.	5,840	120
Petroleum Development Corp. *	855	15
PetroQuest Energy, Inc. *	4,985	32
PHI, Inc. *	4,825	58
Pioneer Drilling Co. *	12,660	63
Precision Drilling Trust	17,696	88
Quicksilver Resources, Inc. *	9,050	63
Range Resources Corp.	6,410	230
Rosetta Resources, Inc. *	15,230	92
RPC, Inc.	12,915	96
SandRidge Energy, Inc. *	8,000	53
St. Mary Land & Exploration Co.	9,400	182
Stone Energy Corp. *	330	3
Superior Energy Services, Inc. *	6,170	96
Superior Well Services, Inc. *	1,700	16
Swift Energy Co. *	8,205	126
TETRA Technologies, Inc. *	13,080	68
Trico Marine Services, Inc. *	900	6
Ultra Petroleum Corp. *	4,440	159
Venoco, Inc. *	3,000	9
W&T Offshore, Inc.	5,120	64
Walter Industries, Inc.	4,195	77
Western Refining, Inc.	8,935	104
Willbros Group, Inc. *	2,000	19

		7,045

Food & Staples Retailing 0.9%
Arden Group, Inc., Class A	1,000	115
Ingles Markets, Inc., Class A	10,900	155
PriceSmart, Inc.	6,540	107

6

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Spartan Stores, Inc.	12,300	229
Susser Holdings Corp. *	3,700	48
The Andersons, Inc.	5,905	97
United Natural Foods, Inc. *	23,755	369
Village Super Market, Inc., Class A	7,002	193

		1,313

Food, Beverage & Tobacco 2.7%
Alliance One International, Inc. *	31,330	75
B&G Foods, Inc., Class A	4,200	19
Cal-Maine Foods, Inc.	3,200	87
Central European Distribution Corp. *	4,260	52
Coca-Cola Bottling Co.	3,800	171
Darling International, Inc. *	14,900	68
Diamond Foods, Inc.	7,800	200
Farmer Brothers Co.	2,025	41
Flowers Foods, Inc.	17,337	373
Hansen Natural Corp. *	4,655	156
Imperial Sugar Co.	14,400	164
J & J Snack Foods Corp.	4,275	149
John B. Sanfilippo & Son, Inc. *	4,800	26
Lancaster Colony Corp.	8,465	308
Lance, Inc.	12,060	227
National Beverage Corp. *	4,900	43
Ralcorp Holdings, Inc. *	14,545	861
Reddy Ice Holdings, Inc.	1,910	3
Sanderson Farms, Inc.	5,200	188
Seneca Foods Corp., Class A *	1,900	39
Seneca Foods Corp., Class B *	100	2
The Boston Beer Co., Inc., Class A *	3,000	76
The Hain Celestial Group, Inc. *	9,790	149
Tootsie Roll Industries, Inc.	7,450	178
TreeHouse Foods, Inc. *	12,645	334
Vector Group Ltd.	10,280	150

		4,139

Health Care Equipment & Services 6.5%
Advanced Medical Optics, Inc. *	15,200	334
Air Methods Corp. *	1,900	37
Alliance Imaging, Inc. *	9,175	81
Allscripts Healthcare Solutions, Inc.	13,040	110
Amedisys, Inc. *	3,470	143
America Service Group, Inc. *	6,500	74
American Medical Systems Holdings, Inc. *	9,465	101
AMN Healthcare Services, Inc. *	11,165	76
AmSurg Corp. *	9,225	181
Analogic Corp.	3,165	79
AngioDynamics, Inc. *	4,700	64
Assisted Living Concepts, Inc., Class A *	8,100	32
BioScrip, Inc. *	7,800	13
Cantel Medical Corp. *	4,700	70
Catalyst Health Solutions, Inc. *	6,000	132
Centene Corp. *	14,740	261
Chemed Corp.	3,895	156
CONMED Corp. *	8,335	130
CorVel Corp. *	1,865	33
Cross Country Healthcare, Inc. *	16,265	122
Eclipsys Corp. *	3,780	33
Edwards Lifesciences Corp. *	9,210	530
Emergency Medical Services Corp., Class A *	17,500	587
Ensign Group, Inc.	3,800	63
Five Star Quality Care, Inc. *	6,000	11
Gen-Probe, Inc. *	4,395	198
Gentiva Health Services, Inc. *	14,825	375
Greatbatch, Inc. *	5,620	131
Haemonetics Corp. *	3,300	195
Hanger Orthopedic Group, Inc. *	15,100	206
HEALTHSOUTH Corp. *	15,300	152
Healthspring, Inc. *	12,850	224
HealthTronics, Inc. *	12,824	24
Healthways, Inc. *	4,960	69
Hlth Corp. *	18,745	213
Hologic, Inc. *	9,140	108
ICU Medical, Inc. *	2,450	75
IDEXX Laboratories, Inc. *	4,340	142
Immucor, Inc. *	5,200	144
Integra LifeSciences Holdings *	3,570	99
Intuitive Surgical, Inc. *	575	59
Invacare Corp.	11,065	211
inVentiv Health, Inc. *	4,190	40
Inverness Medical Innovations, Inc. *	7,480	183
Kinetic Concepts, Inc. *	5,970	144
Landauer, Inc.	2,050	141
LCA-Vision, Inc.	1,230	3
MedCath Corp. *	7,080	45
MEDNAX, Inc. *	5,055	170
Meridian Bioscience, Inc.	2,885	61
Merit Medical Systems, Inc. *	4,520	70
Molina Healthcare, Inc. *	4,905	86
MWI Veterinary Supply, Inc. *	3,300	69
National Healthcare Corp.	2,250	102
Odyssey HealthCare, Inc. *	8,300	82
PSS World Medical, Inc. *	16,170	257
Psychiatric Solutions, Inc. *	6,395	166
RehabCare Group, Inc. *	6,945	97
Res-Care, Inc. *	8,125	110
Sirona Dental Systems, Inc. *	7,090	85
Skilled Healthcare Group, Inc., Class A *	16,500	137
STERIS Corp.	12,410	330
Sun Healthcare Group, Inc. *	10,800	122
Sunrise Senior Living, Inc. *	5,645	7
SXC Health Solutions Corp. *	868	16
Symmetry Medical, Inc. *	4,770	33
The Cooper Cos., Inc.	9,885	188
Thoratec Corp. *	9,345	271
Triple-S Management Corp., Class B *	9,900	143

7

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Universal American Financial Corp. *	10,995	109
VCA Antech, Inc. *	8,675	163
WellCare Health Plans, Inc. *	4,285	63
West Pharmaceutical Services, Inc.	5,620	187
Wright Medical Group, Inc. *	5,400	112
Zoll Medical Corp. *	5,575	89

		9,959

Household & Personal Products 1.1%
Bare Escentuals, Inc. *	4,935	18
Central Garden & Pet Co. *	29,100	176
Central Garden & Pet Co., Class A *	60,230	361
Chattem, Inc. *	1,655	112
Church & Dwight Co., Inc.	8,815	469
Elizabeth Arden, Inc. *	13,570	79
Herbalife Ltd.	3,205	66
Inter Parfums, Inc.	5,050	30
Nu Skin Enterprises, Inc., Class A	13,910	132
Prestige Brands Holdings, Inc. *	13,310	85
USANA Health Sciences, Inc. *	3,230	75
WD-40 Co.	4,415	111

		1,714

Insurance 3.4%
American Equity Investment Life Holding Co.	20,335	136
American Physicians Capital, Inc.	3,300	140
Amerisafe, Inc. *	6,300	118
AmTrust Financial Services, Inc.	6,680	55
Argo Group International Holdings Ltd. *	1,459	45
Baldwin & Lyons, Inc., Class B	3,550	60
Brown & Brown, Inc.	25,440	487
CNA Surety Corp. *	4,320	71
Crawford & Co., Class A *	15,105	88
Crawford & Co., Class B *	24,415	219
Delphi Financial Group, Inc., Class A	13,320	202
Donegal Group, Inc., Class A	5,800	81
EMC Insurance Group, Inc.	100	2
Employers Holdings, Inc.	13,800	187
FBL Financial Group, Inc., Class A	7,800	80
First Acceptance Corp. *	11,499	32
First Mercury Financial Corp. *	3,800	42
FPIC Insurance Group, Inc. *	2,750	107
Harleysville Group, Inc.	9,535	271
Hilltop Holdings, Inc. *	10,370	104
Horace Mann Educators Corp.	14,870	139
Infinity Property & Casualty Corp.	4,845	186
Kansas City Life Insurance Co.	1,477	47
Meadowbrook Insurance Group, Inc.	14,300	87
National Financial Partners Corp.	11,125	29
National Western Life Insurance Co., Class A	1,264	157
NYMAGIC, Inc.	1,600	27
PMA Capital Corp., Class A *	12,770	70
Presidential Life Corp.	10,945	106
ProAssurance Corp. *	7,545	357
RLI Corp.	4,810	272
Safety Insurance Group, Inc.	5,705	200
Seabright Insurance Holdings *	6,300	65
State Auto Financial Corp.	10,930	242
The Navigators Group, Inc. *	2,765	142
United America Indemnity Ltd., Class A *	8,890	94
United Fire & Casualty Co.	6,760	135
Zenith National Insurance Corp.	10,090	283

		5,165

Materials 4.1%
A. Schulman, Inc.	13,470	204
A.M. Castle & Co.	9,800	83
AEP Industries, Inc. *	2,500	36
AMCOL International Corp.	5,820	84
Arch Chemicals, Inc.	7,950	178
Brush Engineered Materials, Inc. *	5,500	69
Buckeye Technologies, Inc. *	15,380	45
Bway Holding Co. *	16,100	136
Calgon Carbon Corp. *	9,100	114
Caraustar Industries, Inc. *	20,704	4
Century Aluminum Co. *	7,115	25
CF Industries Holdings, Inc.	3,225	152
Cliffs Natural Resources, Inc.	8,240	191
Compass Minerals International, Inc.	3,030	182
Deltic Timber Corp.	1,500	59
Eagle Materials, Inc.	10,590	192
Ferro Corp.	25,630	102
GenTek, Inc. *	15,570	213
Georgia Gulf Corp.	25,205	24
Glatfelter	21,945	191
H.B. Fuller Co.	12,580	176
Haynes International, Inc. *	4,100	75
Headwaters, Inc. *	33,320	151
Hecla Mining Co. *	3,365	9
Horsehead Holding Corp. *	3,100	12
Innophos Holdings, Inc.	8,100	123
Innospec, Inc.	7,180	35
Kaiser Aluminum Corp.	3,700	92
Koppers Holdings, Inc.	3,400	55
Mercer International, Inc. *	12,700	16
Minerals Technologies, Inc.	4,930	186
Myers Industries, Inc.	15,805	99
Neenah Paper, Inc.	8,515	57
NewMarket Corp.	2,335	74
NL Industries, Inc.	11,065	128
Olympic Steel, Inc.	3,100	49
OM Group, Inc. *	5,555	108
Penford Corp.	2,000	17
PolyOne Corp. *	51,205	105
Quaker Chemical Corp.	3,700	42
Rock-Tenn Co., Class A	11,115	347
Royal Gold, Inc.	3,330	160

8

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
RTI International Metals, Inc. *	4,880	65
Schnitzer Steel Industries, Inc., Class A	5,240	206
Schweitzer-Mauduit International, Inc.	7,710	165
Sensient Technologies Corp.	15,645	336
Spartech Corp.	23,785	75
Stepan Co.	2,765	101
Stillwater Mining Co. *	7,240	30
Terra Industries, Inc.	9,190	188
Texas Industries, Inc.	5,545	126
Titanium Metals Corp.	9,090	64
Tronox, Inc., Class A	11,005	1
Tronox, Inc., Class B	12,850	1
U.S. Concrete, Inc. *	23,700	66
W.R. Grace & Co. *	17,765	103
Wausau Paper Corp.	32,410	308
Zoltek Cos., Inc. *	6,900	49

		6,284

Media 1.5%
Alloy, Inc. *	13,000	65
Arbitron, Inc.	3,360	50
Carmike Cinemas, Inc.	8,875	18
Cinemark Holdings, Inc.	9,600	76
CKX, Inc. *	6,835	22
Cox Radio, Inc., Class A *	24,495	124
CTC Media, Inc. *	9,300	32
Cumulus Media Inc., Class A *	9,485	16
DreamWorks Animation SKG, Inc., Class A *	9,945	218
Emmis Communications Corp., Class A *	33,189	10
Entravision Communications Corp., Class A *	30,255	25
GateHouse Media, Inc.	5,000	—
Harte-Hanks, Inc.	12,335	78
Interactive Data Corp.	5,385	123
John Wiley & Sons, Inc., Class A	11,015	390
Journal Communications, Inc., Class A	22,455	40
LIN TV Corp., Class A *	11,460	8
LodgeNet Interactive Corp. *	2,000	2
Marvel Entertainment, Inc. *	6,115	168
Media General, Inc., Class A	24,170	47
Mediacom Communications Corp., Class A *	62,340	337
Morningstar, Inc. *	2,335	81
Navarre Corp. *	56,003	27
Nexstar Broadcasting Group, Inc., Class A *	5,600	5
Playboy Enterprises, Inc., Class B *	3,900	7
Radio One, Inc., Class D *	80,630	27
RCN Corp. *	21,620	80
Saga Communications, Inc., Class A *	2,695	12
Salem Communications Corp., Class A *	8,790	9
Sinclair Broadcast Group, Inc., Class A	16,510	31
Spanish Broadcasting System, Inc., Class A *	30,600	5
Valassis Communications, Inc. *	23,585	30
Westwood One, Inc. *	35,720	2
World Wrestling Entertainment, Inc., Class A	14,500	141

		2,306

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Affymetrix, Inc. *	3,890	12
Albany Molecular Research, Inc. *	7,300	63
Bio-Rad Laboratories, Inc., Class A *	3,450	219
Bruker Corp. *	13,235	53
Cambrex Corp. *	5,880	19
Celera Corp. *	11,485	97
Dionex Corp. *	2,550	129
Endo Pharmaceuticals Holdings, Inc. *	15,410	346
Facet Biotech Corp. *	1,868	11
K-V Pharmaceutical Co., Class A *	5,530	4
Kendle International, Inc. *	1,700	33
Martek Biosciences Corp. *	4,840	128
Medicis Pharmaceutical Corp., Class A	7,725	108
Millipore Corp. *	6,520	360
Par Pharmaceutical Cos., Inc. *	12,670	156
PAREXEL International Corp. *	6,520	65
PDL BioPharma, Inc.	9,340	60
Pharmaceutical Product Development, Inc.	8,465	202
Pharmanet Development Group, Inc. *	1,695	2
Salix Pharmaceuticals Ltd. *	9,995	80
Techne Corp.	2,665	160
Valeant Pharmaceuticals International *	23,875	518
Varian, Inc. *	5,435	151
ViroPharma, Inc. *	12,600	151
Waters Corp. *	7,110	257

		3,384

Real Estate 6.0%
Acadia Realty Trust	6,025	70
Agree Realty Corp.	3,000	41
American Campus Communities, Inc.	6,980	149
Anthracite Capital, Inc.	69,925	118
Anworth Mortgage Asset Corp.	34,655	215
Arbor Realty Trust, Inc.	15,700	28
Ashford Hospitality Trust	11,645	17
Associated Estates Realty Corp.	8,300	62
Avatar Holdings, Inc. *	3,945	102
BioMed Realty Trust, Inc.	17,160	189
Capital Trust, Inc., Class A	3,400	9
CapLease, Inc.	4,200	7

9

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Capstead Mortgage Corp.	21,800	233
Cedar Shopping Centers, Inc.	11,845	73
Corporate Office Properties Trust	12,035	317
DCT Industrial Trust, Inc.	38,700	141
DiamondRock Hospitality Co.	21,575	88
Digital Realty Trust, Inc.	5,170	165
Douglas Emmett, Inc.	16,600	154
EastGroup Properties, Inc.	6,730	204
Education Realty Trust, Inc.	2,800	13
Entertainment Properties Trust	8,930	202
Equity Lifestyle Properties, Inc.	6,220	235
Essex Property Trust, Inc.	4,456	294
Extra Space Storage, Inc.	15,965	129
FelCor Lodging Trust, Inc.	15,650	23
First Potomac Realty Trust	9,500	79
Forest City Enterprises, Inc., Class A	12,360	84
Franklin Street Properties Corp.	34,570	395
Getty Realty Corp.	7,260	151
Glimcher Realty Trust	29,525	55
Grubb & Ellis Co.	14,500	9
Hersha Hospitality Trust	4,100	10
HomeBanc Corp. (b) (c)*	6,875	—
Inland Real Estate Corp.	19,470	192
Investors Real Estate Trust	23,725	236
Jer Investors Trust, Inc.	4,900	4
Jones Lang LaSalle, Inc.	4,481	106
Kilroy Realty Corp.	8,435	193
Kite Realty Group Trust	8,900	41
LaSalle Hotel Properties	10,540	88
Lexington Realty Trust	45,470	201
LTC Properties, Inc.	6,830	141
Maguire Properties, Inc. *	5,140	11
Medical Properties Trust, Inc.	18,400	84
MFA Financial, Inc.	52,090	298
Mid-America Apartment Communities, Inc.	8,145	241
Mission West Properties, Inc.	15,600	109
National Health Investors, Inc.	10,435	272
National Retail Properties, Inc.	23,355	337
NorthStar Realty Finance Corp.	23,100	90
OMEGA Healthcare Investors, Inc.	14,690	215
One Liberty Properties, Inc.	4,500	28
Parkway Properties, Inc.	6,420	96
PS Business Parks, Inc., Class A	4,110	176
RAIT Financial Trust	58,065	100
Ramco-Gershenson Properties Trust	6,930	34
Resource Capital Corp.	5,500	17
Saul Centers, Inc.	2,405	79
Sovran Self Storage, Inc.	8,310	216
Strategic Hotel & Resorts, Inc.	20,455	28
Sun Communities, Inc.	10,255	123
Sunstone Hotel Investors, Inc.	17,855	77
Tanger Factory Outlet Centers, Inc.	5,930	180
Taubman Centers, Inc.	5,455	108
The St. Joe Co. *	13,070	314
U-Store-It Trust	20,815	78
Universal Health Realty Income Trust	4,200	129
Urstadt Biddle Properties, Class A	9,695	143
Vestin Realty Mortgage II, Inc.	4,693	15
Washington Real Estate Investment Trust	13,655	325
Winthrop Realty Trust	3,500	35

		9,221

Retailing 5.0%
1-800-FLOWERS.COM, Inc., Class A *	7,500	19
99 Cents Only Stores *	24,900	209
A.C. Moore Arts & Crafts, Inc. *	26,460	45
Aaron Rents, Inc.	20,620	451
Aeropostale, Inc. *	8,770	185
Audiovox Corp., Class A *	12,300	55
bebe stores, Inc.	10,890	62
Big 5 Sporting Goods Corp.	14,140	74
Books-A-Million, Inc.	3,600	8
Brown Shoe Co., Inc.	23,262	109
Build-A-Bear Workshop, Inc. *	20,900	88
Cabela’s, Inc. *	24,080	135
Cache, Inc. *	3,700	7
Casual Male Retail Group, Inc. *	11,000	4
Charlotte Russe Holding, Inc. *	13,515	70
Christopher & Banks Corp.	21,040	82
Citi Trends, Inc. *	3,900	37
Coldwater Creek, Inc. *	25,040	71
Conn’s, Inc. *	9,565	116
Cost Plus, Inc. *	21,500	21
Destination Maternity Corp. *	2,200	19
DSW, Inc., Class A *	13,245	132
Duckwall-ALCO Stores, Inc. *	325	3
Eddie Bauer Holdings, Inc. *	21,500	16
Finlay Enterprises, Inc. *	4,600	—
Fred’s, Inc., Class A	30,930	317
Gander Mountain Co. *	6,400	13
Genesco, Inc. *	10,180	157
Guess?, Inc.	4,435	71
Hastings Entertainment, Inc. *	4,320	11
Haverty Furniture Cos., Inc.	15,100	121
hhgregg, Inc. *	3,100	25
Hibbett Sports, Inc. *	6,385	87
Hot Topic, Inc. *	42,520	363
J. Crew Group, Inc. *	6,130	61
Jo-Ann Stores, Inc. *	19,650	251
Jos. A. Bank Clothiers, Inc. *	5,790	159
Kirkland’s, Inc. *	16,322	43
Lithia Motors, Inc., Class A	21,235	65
LKQ Corp. *	12,750	147
MarineMax, Inc. *	17,700	31
Monro Muffler Brake, Inc.	5,560	135
Netflix, Inc. *	6,355	230
New York & Co, Inc. *	15,400	30
NutriSystem, Inc.	9,230	119
Orbitz Worldwide, Inc. *	20,400	61

10

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Pacific Sunwear of California, Inc. *	30,550	38
Pier 1 Imports, Inc. *	67,835	24
Pomeroy IT Solutions, Inc. *	6,600	20
Priceline.com, Inc. *	2,220	149
Retail Ventures, Inc. *	23,200	55
REX Stores Corp. *	2,700	16
Sally Beauty Holdings, Inc. *	20,725	98
Select Comfort Corp. *	12,770	4
Shoe Carnival, Inc. *	7,800	61
Source Interlink Cos., Inc. *	42,680	5
Stage Stores, Inc.	19,095	137
Stein Mart, Inc. *	13,395	16
Systemax, Inc.	12,345	125
The Bon-Ton Stores, Inc.	22,600	31
The Buckle, Inc.	4,822	102
The Cato Corp., Class A	12,565	166
The Children’s Place Retail Stores, Inc. *	7,340	138
The Dress Barn, Inc. *	25,175	217
The Finish Line, Inc., Class A	99,752	474
The Gymboree Corp. *	4,620	113
The Men’s Wearhouse, Inc.	17,755	207
The Pep Boys - Manny, Moe & Jack	34,555	100
The Wet Seal, Inc., Class A *	13,900	36
Tractor Supply Co. *	11,940	402
Trans World Entertainment Corp. *	47,400	39
Tuesday Morning Corp. *	12,030	14
Tween Brands, Inc. *	2,365	6
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,500	67
Urban Outfitters, Inc. *	11,215	175
ValueVision Media, Inc., Class A *	6,340	2
West Marine, Inc. *	27,080	138

		7,690

Semiconductors & Semiconductor Equipment 2.5%
Actel Corp. *	6,830	62
Advanced Energy Industries, Inc. *	7,220	65
Applied Micro Circuits Corp. *	26,840	107
Asyst Technologies, Inc. *	18,495	5
Atheros Communications *	2,745	33
ATMI, Inc. *	9,815	133
Axcelis Technologies, Inc. *	10,160	3
Brooks Automation, Inc. *	22,390	102
Cabot Microelectronics Corp. *	6,730	153
Cirrus Logic, Inc. *	6,335	18
Cohu, Inc.	5,710	57
Conexant Systems, Inc. *	8,822	6
Cree, Inc. *	12,995	259
Cymer, Inc. *	7,420	151
Cypress Semiconductor Corp. *	17,905	81
Diodes, Inc. *	9,247	60
DSP Group, Inc. *	6,640	43
Entegris, Inc. *	21,465	30
Exar Corp. *	10,015	68
FEI Co. *	6,820	124
FormFactor, Inc. *	10,265	160
Hittite Microwave Corp. *	3,935	101
IXYS Corp.	7,300	50
Kulicke & Soffa Industries, Inc. *	10,400	16
Lattice Semiconductor Corp. *	19,525	30
Mattson Technology, Inc. *	5,700	6
Micrel, Inc.	9,850	75
Microsemi Corp. *	9,045	76
MKS Instruments, Inc. *	12,050	169
OmniVision Technologies, Inc. *	16,380	109
ON Semiconductor Corp. *	71,174	297
Photronics, Inc. *	13,945	22
PMC-Sierra, Inc. *	35,425	172
Rambus, Inc. *	9,125	83
RF Micro Devices, Inc. *	56,265	61
Rudolph Technologies, Inc. *	4,980	14
Semtech Corp. *	12,305	144
Silicon Image, Inc. *	7,960	29
Silicon Laboratories, Inc. *	4,070	94
Silicon Storage Technology, Inc. *	15,455	32
SiRF Technology Holdings, Inc. *	7,665	8
Skyworks Solutions, Inc. *	35,710	154
Standard Microsystems Corp. *	4,090	57
Tessera Technologies, Inc. *	9,440	111
TriQuint Semiconductor, Inc. *	31,820	64
Varian Semiconductor Equipment Associates, Inc. *	7,752	148
Veeco Instruments, Inc. *	2,140	10
Zoran Corp. *	12,535	74

		3,926

Software & Services 6.0%
ACI Worldwide, Inc. *	10,295	175
Acxiom Corp.	30,875	294
Akamai Technologies, Inc. *	11,275	152
ANSYS, Inc. *	5,100	127
Ariba, Inc. *	12,745	97
Borland Software Corp. *	21,590	13
CDC Corp., Class A *	12,670	10
CIBER, Inc. *	52,570	229
Cognizant Technology Solutions Corp., Class A *	15,070	282
Concur Technologies, Inc. *	4,300	106
CSG Systems International, Inc. *	16,645	241
DealerTrack Holdings, Inc. *	5,445	62
Digital River, Inc. *	5,150	128
EarthLink, Inc. *	47,775	360
Epicor Software Corp. *	4,945	18
EPIQ Systems, Inc. *	10,370	184
Equinix, Inc. *	1,730	92
Euronet Worldwide, Inc. *	6,695	67
FactSet Research Systems, Inc.	2,465	98
Fair Isaac Corp.	11,085	141
Forrester Research, Inc. *	5,475	114
Gartner, Inc. *	7,800	110
Gevity HR, Inc.	6,715	14
Global Cash Access Holdings, Inc. *	8,135	22

11

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Global Payments, Inc.	8,970	311
GSI Commerce, Inc. *	11,580	99
Heartland Payment Systems, Inc.	3,765	34
i2 Technologies, Inc. *	5,800	36
infoGROUP, Inc.	7,315	27
Informatica Corp. *	8,055	103
InfoSpace, Inc. *	18,510	148
Interwoven, Inc. *	10,625	168
Ipass, Inc. *	15,100	19
j2 Global Communications, Inc. *	5,285	103
Jack Henry & Associates, Inc.	11,380	203
JDA Software Group, Inc. *	6,385	72
Lawson Software, Inc. *	18,620	79
Macrovision Solutions Corp. *	12,569	165
Manhattan Associates, Inc. *	3,495	54
ManTech International Corp., Class A *	6,260	336
Marchex, Inc., Class B	8,400	42
MAXIMUS, Inc.	4,245	158
Mentor Graphics Corp. *	27,180	127
MICROS Systems, Inc. *	7,360	106
MicroStrategy, Inc., Class A *	2,728	106
ModusLink Global Solutions, Inc. *	17,595	41
MSC.Software Corp. *	16,115	94
Ness Technologies, Inc. *	14,600	58
Net 1 UEPS Technologies, Inc. *	3,380	45
NeuStar, Inc., Class A *	7,575	103
Novell, Inc. *	51,735	191
Nuance Communications, Inc. *	13,155	130
Openwave Systems, Inc. *	4,435	3
Parametric Technology Corp. *	17,700	159
Progress Software Corp. *	6,050	103
Quality Systems, Inc.	1,630	61
Quest Software, Inc. *	12,380	154
RealNetworks, Inc. *	10,345	29
Red Hat, Inc. *	8,700	127
Renaissance Learning, Inc.	3,540	26
Salesforce.com, Inc. *	1,935	52
Sapient Corp. *	20,980	89
SINA Corp. *	3,180	65
Solera Holdings, Inc. *	7,600	183
SonicWALL, Inc. *	3,855	14
SPSS, Inc. *	1,760	45
SRA International, Inc., Class A *	8,815	144
StarTek, Inc. *	8,600	40
Sybase, Inc. *	15,550	425
Symyx Technologies, Inc. *	6,110	29
Syntel, Inc.	3,955	85
Take-Two Interactive Software, Inc. *	12,435	87
TeleTech Holdings, Inc. *	8,830	71
THQ, Inc. *	19,530	77
TIBCO Software, Inc. *	39,830	213
TNS, Inc. *	6,575	54
United Online, Inc.	17,027	104
ValueClick, Inc. *	15,960	100
Vignette Corp. *	5,820	41
VMware, Inc., Class A *	2,420	50
WebMD Health Corp., Class A *	4,800	113
Websense, Inc. *	3,490	39
Wind River Systems, Inc. *	12,250	98
Wright Express Corp. *	11,700	136

		9,310

Technology Hardware & Equipment 5.7%
3Com Corp. *	72,120	168
Adaptec, Inc. *	21,695	60
ADC Telecommunications, Inc. *	22,300	113
ADTRAN, Inc.	16,745	254
Agilysys, Inc.	6,522	23
Arris Group, Inc. *	37,065	264
Avid Technology, Inc. *	10,525	105
Avocent Corp. *	14,590	209
Bel Fuse, Inc., Class B	2,800	43
Black Box Corp.	8,140	178
Brightpoint, Inc. *	32,100	150
Brocade Communications Systems, Inc. *	14,520	55
Checkpoint Systems, Inc. *	12,720	114
Cogent, Inc. *	8,180	95
Cognex Corp.	7,065	92
CommScope, Inc. *	9,605	138
Comtech Telecommunications Corp. *	3,670	142
CTS Corp.	17,795	91
Daktronics, Inc.	9,265	80
Digi International, Inc. *	7,100	54
Dolby Laboratories, Inc., Class A *	6,645	170
Electro Rent Corp.	5,905	63
Electro Scientific Industries, Inc. *	6,655	42
Electronics for Imaging, Inc. *	13,780	122
EMS Technologies, Inc. *	2,900	70
Emulex Corp. *	15,425	88
Extreme Networks, Inc. *	8,365	15
F5 Networks, Inc. *	11,490	255
FLIR Systems, Inc. *	8,790	219
Gerber Scientific, Inc. *	7,300	23
GTSI Corp. *	1,400	8
Hughes Communications, Inc. *	4,530	55
Hutchinson Technology, Inc. *	15,800	50
Hypercom Corp. *	10,500	16
Imation Corp.	18,025	176
InterDigital, Inc. *	7,545	244
Intermec, Inc. *	8,535	106
Itron, Inc. *	2,165	141
Ixia *	10,215	54
JDS Uniphase Corp. *	28,060	102
L-1 Identity Solutions, Inc. *	21,200	154
Littelfuse, Inc. *	4,405	67
Loral Space & Communications, Inc. *	11,550	153
Mercury Computer Systems, Inc. *	11,700	70
Methode Electronics, Inc.	13,330	62
MTS Systems Corp.	3,780	99
Multi-Fineline Electronix, Inc. *	2,420	45
National Instruments Corp.	6,495	139
NETGEAR, Inc. *	10,000	111
Newport Corp. *	16,130	86

12

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Nu Horizons Electronics Corp. *	7,000	11
Opnext, Inc. *	6,900	16
OSI Systems, Inc. *	5,090	74
Palm, Inc. *	72,315	555
Park Electrochemical Corp.	6,210	109
PC Connection, Inc. *	21,000	103
PC Mall, Inc. *	5,100	20
Plantronics, Inc.	10,810	110
Plexus Corp. *	10,280	149
Polycom, Inc. *	13,150	185
Powerwave Technologies, Inc. *	68,060	31
QLogic Corp. *	25,680	291
Rackable Systems, Inc. *	15,860	62
RadiSys Corp. *	4,500	21
Richardson Electronics Ltd.	7,000	26
Rofin-Sinar Technologies, Inc. *	4,410	74
Rogers Corp. *	4,970	122
ScanSource, Inc. *	10,100	189
Sonus Networks, Inc. *	10,090	13
Stec, Inc. *	5,400	24
Sycamore Networks, Inc. *	19,805	47
Symmetricom, Inc. *	13,200	49
Synaptics, Inc. *	6,155	145
Technitrol, Inc.	13,090	29
Tekelec *	11,235	140
Teradata Corp. *	15,365	202
TESSCO Technologies, Inc. *	500	4
Trimble Navigation Ltd. *	10,855	161
TTM Technologies, Inc. *	15,800	95
ViaSat, Inc. *	6,675	148
Westell Technologies, Inc., Class A *	14,933	5
Zebra Technologies Corp., Class A *	10,040	169

		8,812

Telecommunication Services 1.5%
Alaska Communication Systems Group, Inc.	12,540	105
Atlantic Tele-Network, Inc.	2,200	47
Centennial Communications Corp. *	12,025	98
Cincinnati Bell, Inc. *	83,695	116
Clearwire Corp., Class A *	14,000	56
Consolidated Communications Holdings, Inc.	11,900	134
D&E Communications, Inc.	3,400	24
FairPoint Communications, Inc.	28,730	78
FiberTower Corp. *	30,800	5
General Communication, Inc., Class A *	25,460	167
Globalstar, Inc. *	800	—
Iowa Telecommunications Services, Inc.	12,430	160
iPCS, Inc. *	2,140	11
MetroPCS Communications, Inc. *	17,600	239
NTELOS Holdings Corp.	5,740	124
Premiere Global Services, Inc. *	16,260	158
SBA Communications Corp., Class A *	6,405	128
SureWest Communications	10,670	109
Syniverse Holdings, Inc. *	9,765	132
tw telecom, Inc. *	23,175	177
USA Mobility, Inc. *	28,725	304

		2,372

Transportation 2.2%
Air Transport Services Group, Inc. *	33,830	8
AirTran Holdings, Inc. *	46,315	190
American Commercial Lines, Inc. *	1,745	7
Arkansas Best Corp.	14,340	335
Atlas Air Worldwide Holdings, Inc. *	6,300	92
Celadon Group, Inc. *	10,700	84
Covenant Transport Group, Inc., Class A *	3,300	6
Danaos Corp.	1,400	11
Diana Shipping, Inc.	4,835	64
DryShips, Inc.	5,180	34
Dynamex, Inc. *	2,000	22
Eagle Bulk Shipping, Inc.	9,120	49
Forward Air Corp.	5,775	117
Genco Shipping & Trading Ltd.	6,385	99
Genesee & Wyoming, Inc., Class A *	5,265	143
Hawaiian Holdings, Inc. *	14,000	57
Heartland Express, Inc.	10,285	139
Horizon Lines, Inc., Class A	6,250	22
Hub Group, Inc., Class A *	8,410	191
International Shipholding Corp.	5,200	112
Kirby Corp. *	7,520	180
Knight Transportation, Inc.	12,015	160
Landstar System, Inc.	6,470	232
Marten Transport Ltd. *	7,200	127
Mesa Air Group, Inc. *	34,771	5
Navios Maritime Holdings, Inc.	9,800	35
Old Dominion Freight Line, Inc. *	10,600	266
Pacer International, Inc.	14,160	122
Park-Ohio Holdings Corp. *	3,100	11
Pinnacle Airlines Corp. *	4,900	10
Republic Airways Holdings, Inc. *	9,710	80
Saia, Inc. *	13,100	140
Seaspan Corp.	7,810	83
Universal Truckload Services, Inc. *	3,100	38
USA Truck, Inc. *	4,600	66

		3,337

Utilities 2.9%
American States Water Co.	5,115	177
California Water Service Group	5,440	237
Central Vermont Public Services Corp.	6,145	139
CH Energy Group, Inc.	10,105	511
Chesapeake Utilities Corp.	3,000	87

13

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
El Paso Electric Co. *	17,490	289
ITC Holdings Corp.	4,170	175
MGE Energy, Inc.	8,200	263
Middlesex Water Co.	3,500	58
Northwest Natural Gas Co.	9,745	418
NorthWestern Corp.	15,025	364
Ormat Technologies, Inc.	2,400	74
SJW Corp.	3,670	99
South Jersey Industries, Inc.	8,920	333
The Empire District Electric Co.	15,910	282
The Laclede Group, Inc.	12,090	549
UIL Holdings Corp.	14,125	373
Unitil Corp.	4,400	89

		4,517

Total Common Stock (Cost $222,025)		146,446

Foreign Common Stock 2.6% of net assets

Bahamas 0.0%
Transportation 0.0%
Ultrapetrol Bahamas Ltd. *	3,900	9

Bermuda 1.5%
Capital Goods 0.1%
Aircastle Ltd.	16,600	68
China Yuchai International Ltd.	28,705	123
Textainer Group Holdings Ltd.	2,200	19

		210
Consumer Durables & Apparel 0.1%
Helen of Troy Ltd. *	10,830	113
Consumer Services 0.0%
Orient-Express Hotels Ltd., Class A	7,390	47
Diversified Financials 0.2%
Lazard Ltd., Class A	11,245	298
Energy 0.5%
Knightsbridge Tankers Ltd.	11,790	178
Nordic American Tanker Shipping Ltd.	15,005	430
Tsakos Energy Navigation Ltd.	6,890	133

		741
Insurance 0.5%
Assured Guaranty Ltd.	14,465	110
Enstar Group Ltd. *	1,010	55
Flagstone Reinsurance Holdings Ltd.	12,400	104
Max Capital Group Ltd.	13,315	227
RAM Holdings Ltd. *	4,300	2
Validus Holdings Ltd.	9,000	205

		703
Semiconductors & Semiconductor Equipment 0.0%
ChipMOS TECHNOLOGIES (Bermuda) Ltd. *	23,040	6
Software & Services 0.1%
Genpact Ltd. *	14,600	120
Technology Hardware & Equipment 0.0%
Xyratex Ltd. *	3,275	6
Telecommunication Services 0.0%
Global Crossing Ltd. *	10,185	62
Transportation 0.0%
TBS International Ltd., Class A *	4,700	46

		2,352

British Virgin Islands 0.3%
Technology Hardware & Equipment 0.1%
Nam Tai Electronics, Inc.	24,560	139
Transportation 0.2%
UTI Worldwide, Inc.	23,220	255

		394

Canada 0.1%
Capital Goods 0.1%
KHD Humboldt Wedag International Ltd. *	7,600	75

Cayman Islands 0.0%
Technology Hardware & Equipment 0.0%
Smart Modular Technologies (WWH), Inc. *	7,700	9

Greece 0.1%
Energy 0.0%
Top Ships, Inc. *	20,300	37
Transportation 0.1%
Aegean Marine Petroleum Network, Inc.	8,300	142

		179

Israel 0.0%
Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	5,660	24

Liberia 0.1%
Transportation 0.1%
Excel Maritime Carriers Ltd.	11,404	75

Luxembourg 0.0%
Telecommunication Services 0.0%
Millicom International Cellular S.A.	1,650	65

Netherlands 0.1%
Capital Goods 0.0%
AerCap Holdings N.V. *	16,300	80

14

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Energy 0.1%
Core Laboratories N.V.	1,845	124

		204

Netherlands Antilles 0.0%
Health Care Equipment & Services 0.0%
Orthofix International N.V. *	3,880	62

Panama 0.3%
Banks 0.2%
Banco Latinoamericano de Exportaciones, S.A., Class E	25,000	262
Transportation 0.1%
Copa Holdings S.A., Class A	5,100	134

		396

Singapore 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Verigy Ltd. *	10,020	83

United Kingdom 0.0%
Insurance 0.0%
Willis Group Holdings Ltd.	1,464	36

Total Foreign Common Stock (Cost $6,398)		3,963

Other Investment Company 1.4% of net assets

Money Fund 1.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,225,405	2,225

Total Other Investment Company (Cost $2,226)		2,225

Preferred Stock 0.0% of net assets

Health Care Equipment & Services 0.0%
Inverness Medical Innovations, Inc., Class B *	144	22

Total Preferred Stock (Cost $42)		22

Rights 0.0% of net assets

Capital Goods 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. - CVR *	3,500	2

Total Rights (Cost $3)		2

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.6% of net assets

U.S. Treasury Obligations 0.6%
U.S. Treasury Bills
(0.08)%, 03/26/09 (a)	5	5
(0.03)%, 03/26/09 (a)	520	520
(0.02)%, 03/26/09 (a)	344	344

Total Short-Term Investments (Cost $869)		869

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $232,416, and the unrealized appreciation and depreciation were $2,205 and ($81,094), respectively, with a net depreciation of ($78,889).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Fair-valued by Management.

(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Loss
Futures Contract
Russell 2000 Index, mini, Long, expires 03/20/09	68	3,010	(66)

15

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$152,658
Level 2 - Other Significant Observable Inputs	869
Level 3 - Significant Unobservable Inputs	—

Total	$153,527

*	Other financial instruments include future contracts of ($66).
REG46847JAN09

16

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund™
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual report.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.7%	Common Stock	580,514	330,950
0.1%	Foreign Common Stock	472	348
0.7%	Short-Term Investments	2,197	2,197
98.5%	Total Investments	583,183	333,495
1.5%	Other Assets and Liabilities, Net		5,149
100.0%	Net Assets		338,644

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 97.7% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc.	4,660	5
ArvinMeritor, Inc.	15,635	27
Autoliv, Inc.	5,300	98
BorgWarner, Inc.	3,750	63
Exide Technologies *	7,700	28
Ford Motor Co. *	726,774	1,359
General Motors Corp.	225,810	680
Harley-Davidson, Inc.	9,660	118
Johnson Controls, Inc.	28,310	354
Lear Corp. *	13,415	12
Tenneco, Inc. *	5,260	10
The Goodyear Tire & Rubber Co. *	15,590	96
Thor Industries, Inc.	2,100	22
TRW Automotive Holdings Corp. *	17,250	53
WABCO Holdings, Inc.	2,886	43

		2,968

Banks 3.7%
Associated Banc-Corp	9,560	150
Astoria Financial Corp.	5,855	53
BancorpSouth, Inc.	3,545	67
Bank of Hawaii Corp.	2,420	87
BB&T Corp.	37,575	744
BOK Financial Corp.	920	34
CapitalSource, Inc.	12,400	45
Citizens Republic Bancorp, Inc.	13,500	15
City National Corp.	1,720	59
Comerica, Inc.	16,900	282
Commerce Bancshares, Inc.	3,004	105
Cullen/Frost Bankers, Inc.	2,220	97
Downey Financial Corp.	600	—
Fifth Third Bancorp	66,090	158
First Horizon National Corp.	29,681	283
FirstMerit Corp.	6,060	98
Flagstar Bancorp, Inc. *	11,200	7
Fulton Financial Corp.	12,380	87
Hudson City Bancorp, Inc.	14,790	172
Huntington Bancshares, Inc.	27,727	80
KeyCorp	60,430	440
M&T Bank Corp.	5,286	206
Marshall & Ilsley Corp.	18,485	106
MGIC Investment Corp.	23,880	66
New York Community Bancorp, Inc.	18,965	251
People’s United Financial, Inc.	7,352	120
PNC Financial Services Group, Inc.	30,795	1,001
Popular, Inc.	29,880	82
Radian Group, Inc.	24,230	78
Regions Financial Corp.	50,425	174
SunTrust Banks, Inc.	24,260	297
Synovus Financial Corp.	30,710	122
TCF Financial Corp.	8,865	110
TFS Financial Corp.	13,000	167
The Colonial BancGroup, Inc.	15,660	12
The PMI Group, Inc.	20,435	28
The South Financial Group, Inc.	8,430	16
Tree.com, Inc. *	941	4
Trustmark Corp.	3,125	63
U.S. Bancorp	92,000	1,365
Valley National Bancorp	7,425	97
Washington Federal, Inc.	5,350	66
Webster Financial Corp.	4,725	20
Wells Fargo & Co.	249,225	4,710
Whitney Holding Corp.	2,930	38
Wilmington Trust Corp.	3,630	50
Zions Bancorp	8,335	124

		12,436

Capital Goods 7.0%
3M Co.	23,575	1,268
Acuity Brands, Inc.	1,220	33
Aecom Technology Corp. *	4,900	124
AGCO Corp. *	3,540	75
Alliant Techsystems, Inc. *	1,120	91
AMETEK, Inc.	6,400	205
Armstrong World Industries, Inc.	1,900	32
Briggs & Stratton Corp.	5,535	82
Carlisle Cos., Inc.	10,225	191
Caterpillar, Inc.	19,745	609
Cooper Industries Ltd., Class A	7,670	206
Crane Co.	11,425	199
Cummins, Inc.	5,884	141
Danaher Corp.	3,950	221
Deere & Co.	9,686	337
Dover Corp.	7,375	209
Eaton Corp.	6,260	276
EMCOR Group, Inc. *	6,240	128

1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Emerson Electric Co.	27,050	885
Fastenal Co.	2,020	69
Flowserve Corp.	925	49
Fluor Corp.	4,070	158
GATX Corp.	2,935	71
General Dynamics Corp.	10,825	614
General Electric Co.	457,075	5,544
Goodrich Corp.	4,655	180
Granite Construction, Inc.	2,500	88
Harsco Corp.	2,435	58
Honeywell International, Inc.	24,740	812
Hubbell, Inc., Class B	3,830	119
Illinois Tool Works, Inc.	17,370	567
Ingersoll-Rand Co., Ltd., Class A	13,842	224
ITT Corp.	4,855	220
Jacobs Engineering Group, Inc. *	2,640	102
John Bean Technologies Corp.	1,391	14
Joy Global, Inc.	2,000	42
KBR, Inc.	9,400	133
Kennametal, Inc.	4,440	71
L-3 Communications Holdings, Inc.	3,335	264
Lennox International, Inc.	2,435	68
Lincoln Electric Holdings, Inc.	1,100	45
Lockheed Martin Corp.	12,935	1,061
Masco Corp.	36,150	283
McDermott International, Inc. *	2,510	26
MSC Industrial Direct Co., Inc., Class A	2,125	73
Mueller Industries, Inc.	2,830	57
Mueller Water Products, Inc., Class A	9,200	62
NACCO Industries, Inc., Class A	207	7
Northrop Grumman Corp.	16,595	799
Oshkosh Corp.	2,920	21
Owens Corning, Inc. *	13,600	181
PACCAR, Inc.	18,942	500
Pall Corp.	3,340	87
Parker Hannifin Corp.	6,317	241
Pentair, Inc.	4,850	111
Precision Castparts Corp.	1,716	111
Raytheon Co.	14,510	735
Rockwell Automation, Inc.	4,750	124
Rockwell Collins, Inc.	4,230	159
Roper Industries, Inc.	2,000	82
Seaboard Corp.	17	17
Spirit AeroSystems Holdings, Inc., Class A *	4,500	61
SPX Corp.	1,835	77
Terex Corp. *	3,625	43
Textron, Inc.	9,120	82
The Boeing Co.	22,440	949
The Shaw Group, Inc. *	2,140	60
The Timken Co.	5,565	83
Thomas & Betts Corp. *	2,200	47
Trinity Industries, Inc.	2,625	30
Tyco International Ltd.	40,965	861
United Rentals, Inc. *	8,500	47
United Technologies Corp.	28,715	1,378
URS Corp. *	3,993	136
USG Corp. *	4,825	31
W.W. Grainger, Inc.	3,035	221
WESCO International, Inc. *	2,000	37

		23,704

Commercial & Professional Supplies 0.9%
Avery Dennison Corp.	5,450	132
Cintas	4,450	101
Corrections Corp. of America *	3,690	51
Covanta Holding Corp. *	2,115	37
Deluxe Corp.	5,245	61
Equifax, Inc.	4,430	110
HNI Corp.	3,020	40
Iron Mountain, Inc. *	4,955	101
Kelly Services, Inc., Class A	5,340	48
Manpower, Inc.	6,245	178
Pitney Bowes, Inc.	10,705	238
R.R. Donnelley & Sons Co.	13,240	129
Republic Services, Inc.	29,224	756
Robert Half International, Inc.	9,930	168
Steelcase, Inc., Class A	6,075	26
The Brink’s Co.	820	22
United Stationers, Inc. *	2,925	82
Waste Management, Inc.	25,755	803

		3,083

Consumer Durables & Apparel 1.5%
American Greetings Corp., Class A	3,600	16
Beazer Homes USA, Inc. *	21,135	22
Brookfield Homes Corp.	2,800	7
Brunswick Corp.	12,170	34
Centex Corp.	20,290	173
Coach, Inc. *	5,475	80
D.R. Horton, Inc.	42,690	254
Eastman Kodak Co.	33,240	151
Fortune Brands, Inc.	7,000	224
Furniture Brands International, Inc.	7,900	16
Garmin Ltd.	1,370	24
Hanesbrands, Inc. *	9,600	86
Harman International Industries, Inc.	3,520	57
Hasbro, Inc.	5,465	132
Hovnanian Enterprises, Inc., Class A *	23,570	40
Jarden Corp. *	4,277	45
Jones Apparel Group, Inc.	12,375	43
KB HOME	13,960	149
Leggett & Platt, Inc.	14,720	184
Lennar Corp., Class A	22,400	172
Liz Claiborne, Inc.	10,545	23
M.D.C. Holdings, Inc.	3,635	111
Mattel, Inc.	16,235	230
Meritage Homes Corp. *	8,325	92
Mohawk Industries, Inc. *	5,435	174
Newell Rubbermaid, Inc.	17,550	142
NIKE, Inc., Class B	10,828	490

2

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
NVR, Inc. *	703	300
Polaris Industries, Inc.	1,900	40
Polo Ralph Lauren Corp.	2,720	112
Pulte Homes, Inc.	38,870	395
Quiksilver, Inc. *	8,550	18
Snap-on, Inc.	2,230	67
Standard Pacific Corp. *	59,055	83
The Black & Decker Corp.	4,030	116
The Ryland Group, Inc.	5,435	85
The Stanley Works	3,840	120
The Timberland Co., Class A *	4,400	48
Toll Brothers, Inc. *	12,395	211
Tupperware Brands Corp.	2,940	60
VF Corp.	4,545	255
Whirlpool Corp.	5,655	189

		5,270

Consumer Services 1.3%
Apollo Group, Inc., Class A *	2,225	181
Boyd Gaming Corp.	2,725	13
Brink’s Home Security Holdings, Inc. *	820	19
Brinker International, Inc.	6,855	75
Burger King Holdings, Inc.	3,740	83
Career Education Corp. *	6,935	151
Carnival Corp.	24,245	441
Darden Restaurants, Inc.	6,245	164
H&R Block, Inc.	18,465	383
Hillenbrand, Inc.	1,625	30
International Game Technology	5,255	56
Interval Leisure Group, Inc. *	5,649	28
Jack in the Box, Inc. *	3,240	73
Las Vegas Sands Corp. *	2,270	12
Marriott International, Inc., Class A	10,460	170
McDonald’s Corp.	28,280	1,641
MGM MIRAGE *	12,215	98
Penn National Gaming, Inc. *	2,140	40
Regis Corp.	3,375	38
Royal Caribbean Cruises Ltd.	7,805	51
Service Corp. International	9,400	43
Starbucks Corp. *	20,290	191
Starwood Hotels & Resorts Worldwide, Inc.	7,470	113
Wendy’s/Arby’s Group, Inc., Class A	28,946	146
Wyndham Worldwide Corp.	13,240	81
Yum! Brands, Inc.	9,330	267

		4,588

Diversified Financials 5.8%
Allied Capital Corp.	16,000	25
American Capital Ltd.	8,455	24
American Express Co.	44,425	743
AmeriCredit Corp. *	14,470	68
Ameriprise Financial, Inc.	8,500	171
Apollo Investment Corp.	8,514	56
Bank of America Corp.	451,380	2,970
Bank of New York Mellon Corp.	26,752	689
Capital One Financial Corp.	26,910	426
CIT Group, Inc.	44,705	125
Citigroup, Inc.	624,275	2,216
CME Group, Inc.	1,245	216
CompuCredit Corp. *	4,000	13
Discover Financial Services	37,422	267
E*TRADE Financial Corp. *	90,475	103
Federated Investors, Inc., Class B	2,030	40
Franklin Resources, Inc.	4,040	196
Interactive Brokers Group, Inc., Class A *	5,600	85
Janus Capital Group, Inc.	3,965	21
Jefferies Group, Inc.	5,030	58
JPMorgan Chase & Co.	239,542	6,111
Legg Mason, Inc.	4,720	76
Leucadia National Corp. *	2,000	32
MF Global Ltd. *	7,100	19
Moody’s Corp.	3,670	79
Morgan Stanley	80,135	1,621
Nelnet, Inc., Class A	3,400	47
Northern Trust Corp.	6,860	395
NYSE Euronext	1,720	38
Och-Ziff Capital Management Group, Class A	9,300	46
PHH Corp. *	15,390	170
Raymond James Financial, Inc.	5,535	102
SLM Corp. *	28,935	331
State Street Corp.	8,336	194
T. Rowe Price Group, Inc.	3,745	103
TD Ameritrade Holding Corp. *	12,470	140
The Charles Schwab Corp. (b)	20,515	279
The Goldman Sachs Group, Inc.	16,911	1,365
The Nasdaq OMX Group, Inc. *	3,830	84
The Student Loan Corp.	208	10
Virtus Investment Partners, Inc. *	514	3

		19,757

Energy 10.8%
Anadarko Petroleum Corp.	15,415	566
Apache Corp.	7,220	541
Baker Hughes, Inc.	7,475	249
BJ Services Co.	8,770	96
Cameron International Corp. *	10,250	237
Chesapeake Energy Corp.	14,420	228
Chevron Corp.	98,795	6,967
Cimarex Energy Co.	3,845	96
ConocoPhillips	79,730	3,790
CONSOL Energy, Inc.	2,135	58
CVR Energy, Inc. *	2,100	11
Denbury Resources, Inc. *	4,500	55
Devon Energy Corp.	12,570	774
Diamond Offshore Drilling, Inc.	1,220	77
El Paso Corp.	31,120	255
ENSCO International, Inc.	2,530	69
EOG Resources, Inc.	2,950	200
Exxon Mobil Corp.	181,020	13,844
FMC Technologies, Inc. *	2,040	60
Forest Oil Corp. *	2,550	38
Foundation Coal Holdings, Inc.	2,000	32

3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Frontier Oil Corp.	2,830	40
General Maritime Corp.	5,484	58
Halliburton Co.	22,565	389
Helmerich & Payne, Inc.	2,495	56
Hess Corp.	7,550	420
Marathon Oil Corp.	35,990	980
Massey Energy Co.	2,440	37
Murphy Oil Corp.	4,675	207
Nabors Industries Ltd. *	8,800	96
National-Oilwell Varco, Inc. *	5,623	149
Newfield Exploration Co. *	6,000	115
Noble Corp.	9,540	259
Noble Energy	3,735	183
Occidental Petroleum Corp.	20,670	1,128
Overseas Shipholding Group, Inc.	2,120	76
Peabody Energy Corp.	3,445	86
Petrohawk Energy Corp. *	5,800	114
Pioneer Natural Resources Co.	4,150	61
Plains Exploration & Production Co. *	2,000	42
Pride International, Inc. *	5,165	83
Schlumberger Ltd.	12,570	513
SEACOR Holdings, Inc. *	100	7
Ship Finance International Ltd.	2,740	31
Smith International, Inc.	3,340	76
Southern Union Co.	15,250	197
Southwestern Energy Co. *	2,840	90
Spectra Energy Corp.	17,760	258
Sunoco, Inc.	10,690	495
Teekay Corp.	2,940	52
Tesoro Corp.	10,960	189
The Williams Cos., Inc.	15,875	225
Tidewater, Inc.	2,120	88
Transocean Ltd. *	2,171	119
Unit Corp. *	2,010	50
Valero Energy Corp.	31,925	770
Weatherford International Ltd. *	12,990	143
Whiting Petroleum Corp. *	1,200	35
World Fuel Services Corp.	4,400	149
XTO Energy, Inc.	7,825	290

		36,599

Food & Staples Retailing 4.0%
BJ’s Wholesale Club, Inc. *	5,870	168
Casey’s General Stores, Inc.	3,100	66
Costco Wholesale Corp.	22,015	991
CVS Caremark Corp.	24,135	649
Nash Finch Co.	1,830	79
Ruddick Corp.	2,335	56
Safeway, Inc.	31,340	672
SUPERVALU, Inc.	24,820	435
Sysco Corp.	34,640	772
The Great Atlantic & Pacific Tea Co., Inc. *	5,700	41
The Kroger Co.	57,120	1,285
The Pantry, Inc. *	3,920	65
Wal-Mart Stores, Inc.	146,915	6,923
Walgreen Co.	39,470	1,082
Weis Markets, Inc.	1,320	41
Whole Foods Market, Inc.	20,130	206
Winn-Dixie Stores, Inc. *	5,800	80

		13,611

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	110,160	1,822
Archer-Daniels-Midland Co.	28,705	786
Brown-Forman Corp., Class B	4,900	222
Bunge Ltd.	5,675	244
Campbell Soup Co.	10,430	317
Chiquita Brands International, Inc. *	4,300	60
Coca-Cola Enterprises, Inc.	23,095	259
ConAgra Foods, Inc.	34,605	592
Constellation Brands, Inc., Class A *	16,305	237
Corn Products International, Inc.	2,800	65
Cosan Ltd., Class A *	8,500	27
Dean Foods Co. *	21,390	414
Del Monte Foods Co.	13,530	90
Fresh Del Monte Produce, Inc. *	5,500	132
General Mills, Inc.	16,505	976
H.J. Heinz Co.	15,575	568
Hormel Foods Corp.	3,660	109
Kellogg Co.	9,480	414
Kraft Foods, Inc., Class A	87,072	2,442
Lorillard, Inc.	5,968	355
McCormick & Co., Inc.	5,240	168
Molson Coors Brewing Co., Class B	6,680	269
PepsiAmericas, Inc.	5,080	82
PepsiCo, Inc.	36,230	1,820
Philip Morris International, Inc.	108,200	4,020
Reynolds American, Inc.	8,675	331
Sara Lee Corp.	68,750	690
Smithfield Foods, Inc. *	14,806	176
The Coca-Cola Co.	55,165	2,357
The Hershey Co.	8,750	326
The J.M. Smucker Co.	5,425	245
The Pepsi Bottling Group, Inc.	8,535	165
Tyson Foods, Inc., Class A	52,280	463
Universal Corp., VA	4,000	122

		21,365

Health Care Equipment & Services 4.2%
Aetna, Inc.	11,660	361
Alcon, Inc.	895	77
AMERIGROUP Corp. *	2,200	62
AmerisourceBergen Corp.	24,570	892
Baxter International, Inc.	14,160	830
Beckman Coulter, Inc.	2,820	140
Becton, Dickinson & Co.	4,755	346
Boston Scientific Corp. *	70,065	621
Brookdale Senior Living, Inc.	1,600	11
C.R. Bard, Inc.	1,420	122
Cardinal Health, Inc.	27,820	1,047
Cerner Corp. *	2,105	71
CIGNA Corp.	14,709	255
Community Health Systems, Inc. *	6,550	122

4

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Coventry Health Care, Inc. *	5,950	90
Covidien Ltd.	13,570	520
DaVita, Inc. *	3,580	168
DENTSPLY International, Inc.	3,035	82
Express Scripts, Inc. *	7,020	377
Health Management Associates, Inc., Class A *	36,995	59
Health Net, Inc. *	8,070	118
Henry Schein, Inc. *	2,930	110
Hill-Rom Holdings, Inc.	2,900	41
Hospira, Inc. *	3,850	96
Humana, Inc. *	7,170	272
IMS Health, Inc.	3,640	53
Kindred Healthcare, Inc. *	4,600	62
Laboratory Corp. of America Holdings *	2,930	173
LifePoint Hospitals, Inc. *	4,830	109
Lincare Holdings, Inc. *	2,935	71
Magellan Health Services, Inc. *	2,000	72
McKesson Corp.	25,900	1,145
Medco Health Solutions, Inc. *	25,110	1,128
Medtronic, Inc.	22,365	749
Omnicare, Inc.	9,910	277
Owens & Minor, Inc.	3,335	133
Patterson Cos., Inc. *	10,635	196
Quest Diagnostics, Inc.	4,355	215
St. Jude Medical, Inc. *	6,560	239
Stryker Corp.	3,845	162
Teleflex, Inc.	2,220	118
Tenet Healthcare Corp. *	80,075	86
UnitedHealth Group, Inc.	33,175	940
Universal Health Services, Inc., Class B	2,825	107
Varian Medical Systems, Inc. *	2,120	79
WellPoint, Inc. *	23,170	960
Zimmer Holdings, Inc. *	4,040	147

		14,111

Household & Personal Products 2.3%
Alberto-Culver Co.	14,870	364
Avon Products, Inc.	10,225	209
Colgate-Palmolive Co.	11,630	756
Energizer Holdings, Inc. *	720	34
Kimberly-Clark Corp.	19,320	994
The Clorox Co.	7,010	352
The Estee Lauder Cos., Inc., Class A	6,460	170
The Procter & Gamble Co.	89,335	4,869

		7,748

Insurance 5.1%
ACE Ltd.	16,240	709
Aflac, Inc.	10,540	245
Alleghany Corp. *	200	54
Allied World Assurance Co. Holdings Ltd.	3,540	133
Ambac Financial Group, Inc.	73,935	84
American Financial Group, Inc.	4,340	74
American International Group, Inc.	159,600	204
Aon Corp.	10,960	406
Arch Capital Group Ltd. *	2,225	134
Arthur J. Gallagher & Co.	5,040	119
Aspen Insurance Holdings Ltd.	3,225	71
Assurant, Inc.	4,555	120
Axis Capital Holdings Ltd.	5,950	144
Berkshire Hathaway, Inc., Class A *	26	2,327
Berkshire Hathaway, Inc., Class B *	351	1,049
Cincinnati Financial Corp.	11,080	243
CNA Financial Corp.	10,500	122
Endurance Specialty Holdings Ltd.	2,330	64
Erie Indemnity Co., Class A	825	29
Everest Re Group Ltd.	2,525	159
Fidelity National Financial, Inc., Class A	41,565	608
First American Corp.	8,360	183
Genworth Financial, Inc., Class A	26,600	62
Hanover Insurance Group, Inc.	2,030	82
HCC Insurance Holdings, Inc.	4,735	111
IPC Holdings Ltd.	2,600	67
Lincoln National Corp.	12,880	195
Loews Corp.	20,182	492
Markel Corp. *	613	166
Marsh & McLennan Cos., Inc.	32,750	633
MBIA, Inc. *	37,710	146
Mercury General Corp.	2,430	94
MetLife, Inc.	39,705	1,141
Montpelier Re Holdings Ltd.	8,280	117
Odyssey Re Holdings Corp.	2,000	94
Old Republic International Corp.	23,560	243
OneBeacon Insurance Group Ltd.	6,900	58
PartnerRe Ltd.	2,930	192
Principal Financial Group, Inc.	10,785	179
Protective Life Corp.	13,435	111
Prudential Financial, Inc.	22,640	583
Reinsurance Group of America, Inc.	3,300	118
RenaissanceRe Holdings Ltd.	2,725	122
Selective Insurance Group, Inc.	3,340	51
StanCorp Financial Group, Inc.	2,225	57
Stewart Information Services Corp.	1,900	28
The Allstate Corp.	41,055	890
The Chubb Corp.	18,375	782
The Hartford Financial Services Group, Inc.	21,310	280
The Phoenix Cos., Inc.	10,280	18
The Progressive Corp.	33,045	402
The Travelers Cos., Inc.	36,995	1,430
Torchmark Corp.	4,040	121
Transatlantic Holdings, Inc.	4,025	129
Unitrin, Inc.	3,650	47
Unum Group	20,925	296
W. R. Berkley Corp.	6,560	174
Wesco Financial Corp.	112	34

5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
White Mountains Insurance Group Ltd.	529	128
XL Capital Ltd., Class A	30,485	88

		17,242

Materials 2.9%
AbitibiBowater, Inc. *	11,917	9
Air Products & Chemicals, Inc.	6,075	306
Airgas, Inc.	1,600	57
AK Steel Holding Corp.	2,845	23
Albemarle Corp.	2,000	45
Alcoa, Inc.	39,005	304
Allegheny Technologies, Inc.	911	20
AptarGroup, Inc.	2,000	62
Ashland, Inc.	10,735	86
Ball Corp.	4,240	163
Bemis Co., Inc.	6,655	150
Cabot Corp.	4,030	54
Carpenter Technology Corp.	2,000	33
Celanese Corp., Series A	4,200	45
Chemtura Corp.	15,430	12
Clearwater Paper Corp. *	920	10
Commercial Metals Co.	6,645	76
Crown Holdings, Inc. *	8,720	164
Cytec Industries, Inc.	1,720	35
Domtar Corp. *	28,400	42
E.I. du Pont de Nemours & Co.	43,045	988
Eastman Chemical Co.	4,960	129
Ecolab, Inc.	4,560	155
FMC Corp.	1,640	73
Freeport-McMoRan Copper & Gold, Inc.	4,385	110
Graphic Packaging Holding Co. *	13,695	12
Greif, Inc., Class A	1,212	37
Huntsman Corp.	13,665	36
International Flavors & Fragrances, Inc.	3,535	101
International Paper Co.	38,195	348
Louisiana-Pacific Corp.	13,885	29
Martin Marietta Materials, Inc.	1,110	89
MeadWestvaco Corp.	14,540	169
Monsanto Co.	4,795	365
Nalco Holding Co.	8,370	82
Newmont Mining Corp.	11,210	446
Nucor Corp.	10,980	448
Olin Corp.	4,855	68
Owens-Illinois, Inc. *	3,645	69
Packaging Corp. of America	3,445	49
Pactiv Corp. *	6,060	131
PPG Industries, Inc.	10,800	406
Praxair, Inc.	6,485	404
Reliance Steel & Aluminum Co.	2,120	47
Rohm & Haas Co.	6,000	331
RPM International, Inc.	7,465	92
Sealed Air Corp.	6,875	93
Sigma-Aldrich Corp.	2,530	91
Silgan Holdings, Inc.	1,220	56
Sonoco Products Co.	6,255	143
Southern Copper Corp.	5,765	80
Steel Dynamics, Inc.	2,250	24
Temple-Inland, Inc.	19,945	113
The Dow Chemical Co.	64,900	752
The Lubrizol Corp.	2,135	73
The Mosaic Co.	5,760	205
The Scotts Miracle-Gro Co., Class A	4,420	142
The Valspar Corp.	6,750	117
United States Steel Corp.	4,095	123
Valhi, Inc.	850	13
Vulcan Materials Co.	4,223	209
Westlake Chemical Corp.	2,000	27
Weyerhaeuser Co.	18,380	503
Worthington Industries, Inc.	7,065	71

		9,745

Media 2.9%
Ascent Media Corp., Class A *	440	12
Belo Corp., Class A	10,480	15
Cablevision Systems Corp., Class A	19,065	306
CBS Corp., Class B	55,290	316
Charter Communications, Inc., Class A *	20,100	2
Clear Channel Outdoor Holdings, Inc., Class A *	7,170	37
Comcast Corp., Class A	91,460	1,340
Comcast Corp., Special Class A	36,620	508
Discovery Communications, Inc., Series A *	13,907	202
Discovery Communications, Inc., Series C *	4,407	63
DISH Network Corp., Class A *	11,770	151
Gannett Co., Inc.	22,830	132
Hearst-Argyle Television, Inc.	3,140	12
Lamar Advertising Co., Class A *	3,820	34
Lee Enterprises, Inc.	7,970	3
Liberty Global, Inc., Series A *	6,610	96
Liberty Global, Inc., Series C *	7,070	101
Liberty Media Corp - Entertainment, Series A *	17,468	321
Liberty Media Corp. - Capital, Series A *	2,217	12
Live Nation, Inc. *	8,745	46
Meredith Corp.	1,300	21
News Corp., Class A	98,320	628
News Corp., Class B	19,540	141
Omnicom Group, Inc.	10,804	280
Regal Entertainment Group, Class A	17,685	178
Scholastic Corp.	2,200	24
Scripps Networks Interactive, Class A	3,245	70
The DIRECTV Group, Inc. *	18,940	415
The E.W. Scripps Co., Class A	1,515	2
The Interpublic Group of Cos., Inc. *	22,305	74
The McClatchy Co., Class A	14,080	9
The McGraw-Hill Cos., Inc.	11,180	246

6

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The New York Times Co., Class A	10,600	53
The Walt Disney Co.	68,970	1,426
The Washington Post Co., Class B	100	39
Time Warner Cable, Inc., Class A *	10,000	186
Time Warner, Inc.	216,505	2,020
Viacom, Inc., Class B *	12,700	187
Virgin Media, Inc.	23,710	108
Warner Music Group Corp.	9,960	20

		9,836

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
Abbott Laboratories	44,145	2,447
Allergan, Inc.	3,130	119
Amgen, Inc. *	33,135	1,817
Biogen Idec, Inc. *	5,950	289
Bristol-Myers Squibb Co.	118,130	2,529
Celgene Corp. *	2,052	109
Cephalon, Inc. *	935	72
Charles River Laboratories International, Inc. *	7,400	181
Covance, Inc. *	3,100	120
Eli Lilly & Co.	40,955	1,508
Forest Laboratories, Inc. *	6,455	162
Genentech, Inc. *	3,570	290
Genzyme Corp. *	4,750	327
Gilead Sciences, Inc. *	3,860	196
Johnson & Johnson	88,045	5,079
King Pharmaceuticals, Inc. *	16,900	148
Life Technologies Corp. *	4,519	115
Merck & Co., Inc.	90,135	2,573
Mylan, Inc. *	8,175	93
PerkinElmer, Inc.	4,250	54
Pfizer, Inc.	394,620	5,754
Schering-Plough Corp.	35,390	621
Teva Pharmaceutical Industries Ltd. ADR	1,298	54
Thermo Fisher Scientific, Inc. *	9,445	339
Warner Chilcott Ltd., Class A *	3,000	41
Watson Pharmaceuticals, Inc. *	5,665	155
Wyeth	47,240	2,030

		27,222

Real Estate 1.6%
Alexandria Real Estate Equities, Inc.	3,184	189
AMB Property Corp.	3,840	62
Annaly Capital Management, Inc.	13,585	206
Apartment Investment & Management Co., Class A	9,954	89
AvalonBay Communities, Inc.	2,320	120
Boston Properties, Inc.	5,290	229
Brandywine Realty Trust	7,625	46
BRE Properties, Inc.	1,720	44
Camden Property Trust	3,720	98
CB Richard Ellis Group, Inc., Class A *	1,130	4
CBL & Associates Properties, Inc.	4,730	19
Colonial Properties Trust	4,225	31
Cousins Properties, Inc.	5,420	52
Developers Diversified Realty Corp.	4,235	20
Duke Realty Corp.	12,475	115
Equity One, Inc.	1,880	27
Equity Residential	15,945	382
Federal Realty Investment Trust	1,870	95
First Industrial Realty Trust, Inc.	3,530	19
HCP, Inc.	10,465	244
Health Care REIT, Inc.	5,430	205
Healthcare Realty Trust, Inc.	6,535	108
Highwoods Properties, Inc.	3,535	80
Home Properties, Inc.	2,220	80
Hospitality Properties Trust	6,155	83
Host Hotels & Resorts, Inc.	18,485	99
HRPT Properties Trust	26,850	85
iStar Financial, Inc.	15,470	16
Kimco Realty Corp.	9,260	133
Liberty Property Trust	9,250	185
Mack-Cali Realty Corp.	3,950	80
Nationwide Health Properties, Inc.	3,435	88
Newcastle Investment Corp.	730	—
Pennsylvania Real Estate Investment Trust	2,420	11
Plum Creek Timber Co., Inc.	7,395	228
Post Properties, Inc.	2,825	37
Potlatch Corp.	3,220	81
ProLogis	9,360	94
Public Storage	3,330	206
Rayonier, Inc.	3,335	98
Realty Income Corp.	5,340	103
Redwood Trust, Inc.	4,125	52
Regency Centers Corp.	3,020	107
Senior Housing Properties Trust	6,740	109
Simon Property Group, Inc.	5,530	238
SL Green Realty Corp.	1,207	19
The Macerich Co.	2,470	36
UDR, Inc.	6,650	78
Ventas, Inc.	5,925	165
Vornado Realty Trust	5,893	299
Weingarten Realty Investors	4,035	65

		5,359

Retailing 3.9%
Abercrombie & Fitch Co., Class A	8,320	149
Advance Auto Parts, Inc.	5,845	191
Amazon.com, Inc. *	2,450	144
American Eagle Outfitters, Inc.	3,435	31
AnnTaylor Stores Corp. *	3,430	17
Asbury Automotive Group, Inc.	7,645	27
AutoNation, Inc. *	28,915	268
AutoZone, Inc. *	1,723	229
Barnes & Noble, Inc.	3,240	53
Bed Bath & Beyond, Inc. *	10,165	236
Best Buy Co., Inc.	20,450	573
Big Lots, Inc. *	8,665	117
Blockbuster, Inc., Class A *	59,375	76
Borders Group, Inc. *	12,360	5

7

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
CarMax, Inc. *	11,440	95
Charming Shoppes, Inc. *	18,490	20
Chico’s FAS, Inc. *	8,400	33
Collective Brands, Inc. *	6,340	68
Core-Mark Holding Co., Inc. *	5,100	94
Dick’s Sporting Goods, Inc. *	4,200	46
Dillard’s, Inc., Class A	14,175	62
Dollar Tree, Inc. *	5,745	245
Expedia, Inc. *	13,430	120
Family Dollar Stores, Inc.	12,375	344
Foot Locker, Inc.	16,595	122
GameStop Corp., Class A *	3,190	79
Genuine Parts Co.	9,500	304
Group 1 Automotive, Inc.	4,335	43
HSN, Inc. *	5,400	26
J.C. Penney Co., Inc.	13,600	228
Kohl’s Corp. *	14,895	547
Liberty Media Corp. - Interactive Class A *	40,920	128
Limited Brands, Inc.	36,420	288
Lowe’s Cos., Inc.	65,155	1,190
Macy’s, Inc.	37,820	339
Nordstrom, Inc.	7,255	92
O’Reilly Automotive, Inc. *	7,130	207
Office Depot, Inc. *	41,250	89
OfficeMax, Inc.	12,055	66
Penske Auto Group, Inc.	5,595	42
PetSmart, Inc.	5,140	96
RadioShack Corp.	8,880	102
Rent-A-Center, Inc. *	9,670	144
Ross Stores, Inc.	4,645	137
Saks, Inc. *	20,535	52
Sears Holdings Corp. *	10,121	414
Sonic Automotive, Inc., Class A	9,160	19
Staples, Inc.	24,650	393
Target Corp.	33,595	1,048
The Gap, Inc.	21,675	245
The Home Depot, Inc.	128,316	2,763
The Sherwin-Williams Co.	4,945	236
The Talbots, Inc.	4,035	8
The TJX Cos., Inc.	13,430	261
Ticketmaster Entertainment, Inc. *	4,449	26
Tiffany & Co.	3,535	73
TravelCenters of America LLC *	7,800	18
Williams-Sonoma, Inc.	4,845	38
Zale Corp. *	4,745	6

		13,112

Semiconductors & Semiconductor Equipment 1.5%
Advanced Micro Devices, Inc. *	58,730	129
Altera Corp.	6,150	95
Amkor Technology, Inc. *	8,780	20
Analog Devices, Inc.	7,965	159
Applied Materials, Inc.	25,225	236
Atmel Corp. *	26,190	88
Broadcom Corp., Class A *	10,545	167
Fairchild Semiconductor International, Inc. *	6,660	30
Integrated Device Technology, Inc. *	9,495	55
Intel Corp.	181,000	2,335
International Rectifier Corp. *	3,825	52
Intersil Corp., Class A	2,835	26
KLA-Tencor Corp.	4,280	86
Lam Research Corp. *	2,000	40
Linear Technology Corp.	4,555	107
LSI Corp. *	23,040	73
Marvell Technology Group Ltd. *	10,430	76
Microchip Technology, Inc.	4,480	85
Micron Technology, Inc. *	65,575	244
National Semiconductor Corp.	8,050	82
Novellus Systems, Inc. *	4,000	55
NVIDIA Corp. *	24,517	195
Spansion, Inc., Class A *	49,331	3
Teradyne, Inc. *	6,550	32
Texas Instruments, Inc.	29,270	438
Xilinx, Inc.	5,960	100

		5,008

Software & Services 4.2%
Accenture Ltd., Class A	17,795	562
Activision Blizzard, Inc. *	9,100	80
Adobe Systems, Inc. *	6,240	121
Affiliated Computer Services, Inc., Class A *	5,255	241
Alliance Data Systems Corp. *	1,580	66
Amdocs Ltd. *	5,700	96
Autodesk, Inc. *	2,300	38
Automatic Data Processing, Inc.	18,480	671
BMC Software, Inc. *	3,040	77
Broadridge Financial Solutions, Inc.	5,737	77
CA, Inc.	9,105	164
CACI International, Inc., Class A *	1,700	77
Cadence Design Systems, Inc. *	10,575	40
Citrix Systems, Inc. *	8,230	173
Computer Sciences Corp. *	15,645	576
Compuware Corp. *	11,560	75
Convergys Corp. *	10,165	77
DST Systems, Inc. *	2,000	64
eBay, Inc. *	15,575	187
Electronic Arts, Inc. *	6,150	95
Fidelity National Information Services, Inc.	6,920	110
Fiserv, Inc. *	5,050	160
Google, Inc., Class A *	1,441	488
Hewitt Associates, Inc., Class A *	3,150	89
IAC/InterActiveCorp. *	12,562	185
Intuit, Inc. *	6,855	155
Lender Processing Services, Inc.	1,860	48
MasterCard, Inc., Class A	868	118
McAfee, Inc. *	2,935	90
Metavante Technologies, Inc. *	5,495	80
Microsoft Corp.	345,465	5,907
Oracle Corp. *	84,080	1,415
Paychex, Inc.	8,160	198
Perot Systems Corp., Class A *	4,455	58

8

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
SAIC, Inc. *	18,500	365
Symantec Corp. *	33,345	511
Synopsys, Inc. *	2,100	39
Total System Services, Inc.	9,000	114
VeriSign, Inc. *	6,660	129
Western Union Co.	7,710	105
Yahoo!, Inc. *	14,355	168

		14,089

Technology Hardware & Equipment 4.6%
Agilent Technologies, Inc. *	6,805	123
Amphenol Corp., Class A	4,100	107
Anixter International, Inc. *	2,620	71
Apple, Inc. *	9,665	871
Arrow Electronics, Inc. *	10,895	208
Avnet, Inc. *	12,280	243
AVX Corp.	3,080	28
Benchmark Electronics, Inc. *	5,140	60
Cisco Systems, Inc. *	108,715	1,627
Corning, Inc.	18,260	185
Dell, Inc. *	74,710	710
Diebold, Inc.	5,130	127
EMC Corp. *	44,710	494
Flextronics International Ltd. *	61,842	161
Harris Corp.	2,725	118
Hewlett-Packard Co.	72,995	2,537
Ingram Micro, Inc., Class A *	34,555	424
Insight Enterprises, Inc. *	5,900	31
International Business Machines Corp.	38,795	3,556
Jabil Circuit, Inc.	19,795	115
Juniper Networks, Inc. *	9,770	138
Lexmark International, Inc., Class A *	5,745	136
Mettler-Toledo International, Inc. *	300	20
Molex, Inc.	2,930	39
Molex, Inc., Class A	2,930	36
Motorola, Inc.	161,020	713
NCR Corp. *	10,345	130
NetApp, Inc. *	5,230	77
QUALCOMM, Inc.	26,085	901
SanDisk Corp. *	10,565	121
Sanmina-SCI Corp. *	197,095	65
Seagate Technology	19,635	74
Sun Microsystems, Inc. *	30,953	129
SYNNEX Corp. *	2,770	42
Tech Data Corp. *	13,240	240
Tellabs, Inc. *	22,760	94
Tyco Electronics Ltd.	21,515	305
UTStarcom, Inc. *	15,400	23
Vishay Intertechnology, Inc. *	19,940	59
Western Digital Corp. *	6,600	97
Xerox Corp.	55,250	367

		15,602

Telecommunication Services 4.6%
American Tower Corp., Class A *	5,665	172
AT&T, Inc.	242,165	5,962
CenturyTel, Inc.	6,765	184
Crown Castle International Corp. *	10,000	195
Embarq Corp.	9,040	323
Frontier Communications Corp.	35,560	288
Leap Wireless International, Inc. *	2,000	50
Level 3 Communications, Inc. *	68,000	68
NII Holdings, Inc. *	3,370	65
Qwest Communications International, Inc.	133,080	429
Sprint Nextel Corp. *	417,400	1,014
Telephone & Data Systems, Inc.	2,300	70
Telephone & Data Systems, Inc., Special Shares	2,330	63
United States Cellular Corp. *	4,135	174
Verizon Communications, Inc.	221,250	6,609
Windstream Corp.	10,300	90

		15,756

Transportation 2.1%
Alaska Air Group, Inc. *	4,725	125
Alexander & Baldwin, Inc.	2,820	62
AMERCO *	1,820	56
AMR Corp. *	44,620	265
Avis Budget Group, Inc. *	31,490	22
Burlington Northern Santa Fe Corp.	9,820	651
C.H. Robinson Worldwide, Inc.	3,180	146
Con-way, Inc.	3,830	84
Continental Airlines, Inc., Class B *	13,670	184
CSX Corp.	11,670	338
Expeditors International of Washington, Inc.	3,325	92
FedEx Corp.	15,462	788
Hertz Global Holdings, Inc. *	52,500	266
J.B. Hunt Transport Services, Inc.	2,845	63
JetBlue Airways Corp. *	18,040	102
Kansas City Southern *	10,330	188
Norfolk Southern Corp.	12,250	470
Ryder System, Inc.	3,710	125
SkyWest, Inc.	3,700	58
Southwest Airlines Co.	31,575	222
UAL Corp. *	22,400	211
Union Pacific Corp.	17,856	782
United Parcel Service, Inc., Class B	37,180	1,580
US Airways Group, Inc. *	6,900	39
Werner Enterprises, Inc.	3,940	59
YRC Worldwide, Inc. *	20,955	60

		7,038

Utilities 7.6%
AGL Resources, Inc.	4,640	143
Allegheny Energy, Inc.	4,055	135
ALLETE, Inc.	2,330	72
Alliant Energy Corp.	8,275	239
Ameren Corp.	18,290	608
American Electric Power Co., Inc.	31,945	1,001
Aqua America, Inc.	4,200	87
Atmos Energy Corp.	8,360	205

9

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Avista Corp.	4,250	81
Black Hills Corp.	2,825	75
CenterPoint Energy, Inc.	33,070	442
Cleco Corp.	3,635	83
CMS Energy Corp.	20,510	241
Consolidated Edison, Inc.	23,125	942
Constellation Energy Group, Inc.	7,080	186
Dominion Resources, Inc.	40,410	1,422
DPL, Inc.	4,020	87
DTE Energy Co.	16,865	582
Duke Energy Corp.	129,165	1,957
Edison International	17,690	576
Energen Corp.	6,620	193
Entergy Corp.	7,917	605
EQT Corp.	2,180	75
Exelon Corp.	21,655	1,174
FirstEnergy Corp.	17,890	894
FPL Group, Inc.	18,180	937
Great Plains Energy, Inc.	9,670	184
Hawaiian Electric Industries, Inc.	8,770	190
IDACORP, Inc.	4,240	123
Integrys Energy Group, Inc.	4,935	206
MDU Resources Group, Inc.	8,680	173
Mirant Corp. *	6,345	109
National Fuel Gas Co.	3,845	115
New Jersey Resources Corp.	3,380	136
Nicor, Inc.	4,340	148
NiSource, Inc.	33,735	327
Northeast Utilities	13,215	315
NRG Energy, Inc. *	8,860	207
NSTAR	7,880	267
NV Energy, Inc.	13,500	145
OGE Energy Corp.	7,165	177
ONEOK, Inc.	6,510	190
Pepco Holdings, Inc.	20,465	364
PG&E Corp.	27,115	1,049
Piedmont Natural Gas Co., Inc.	5,550	144
Pinnacle West Capital Corp.	9,985	334
PNM Resources, Inc.	12,545	126
Portland General Electric Co.	5,045	98
PPL Corp.	14,155	434
Progress Energy, Inc.	23,965	928
Public Service Enterprise Group, Inc.	22,380	707
Puget Energy, Inc.	9,100	268
Questar Corp.	3,650	124
Reliant Energy, Inc. *	18,240	93
SCANA Corp.	8,685	298
Sempra Energy	13,315	584
Southern Co.	49,775	1,665
Southwest Gas Corp.	2,425	62
TECO Energy, Inc.	19,025	229
The AES Corp. *	43,240	342
UGI Corp.	8,020	203
Unisource Energy Corp.	3,500	99
Vectren Corp.	7,165	185
Westar Energy, Inc.	7,370	148
WGL Holdings, Inc.	4,245	136
Wisconsin Energy Corp.	6,020	268
Xcel Energy, Inc.	41,130	759

		25,701

Total Common Stock (Cost $580,514)		330,950

Foreign Common Stock 0.1% of net assets

Bermuda 0.0%
Capital Goods 0.0%
Foster Wheeler Ltd. *	1,470	29
Insurance 0.0%
Platinum Underwriters Holdings, Ltd.	2,100	59

		88

Israel 0.0%
Software & Services 0.0%
Check Point Software Technologies Ltd. *	4,855	110

United Kingdom 0.1%
Insurance 0.1%
Willis Group Holdings Ltd.	6,045	150

Total Foreign Common Stock (Cost $472)		348

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.7% of net assets

U.S. Treasury Obligations 0.7%
U.S. Treasury Bill
(0.03)%, 03/26/09 (a)	547	547
(0.02)%, 03/26/09 (a)	1,650	1,650

Total Short-Term Investments (Cost $2,197)		2,197

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $595,789 and the unrealized appreciation and depreciation were $1,231 and ($263,525), respectively, with a net depreciation of ($262,294).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Issuer is affiliated with the fund’s adviser.

10

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/09. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses $
Futures Contract

S & P 500 Index, e-mini, Long, expires 03/20/09	140	5,758	(116)

11

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$331,298
Level 2 - Other Significant Observable Inputs	2,197
Level 3 - Significant Unobservable Inputs	—

Total	$333,495

*	Other financial instruments include future contracts of ($116).
REG46846JAN09

12

Schwab Capital Trust
Schwab Health Care Fund™
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.3%	Common Stock	551,869	488,148
1.6%	Foreign Common Stock	8,210	7,959
2.8%	Short-Term Investments	14,296	14,296
99.7%	Total Investments	574,375	510,403
0.3%	Other Assets and Liabilities, Net		1,681
100.0%	Total Net Assets		512,084

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 95.3% of net assets

Health Care Equipment & Services 32.3%
Aetna, Inc.	230,600	7,149
Alliance Imaging, Inc. *	75,000	665
American Medical Systems Holdings, Inc. *	35,000	375
AmerisourceBergen Corp.	150,000	5,448
Baxter International, Inc.	450,000	26,392
Becton, Dickinson & Co.	150,000	10,900
Boston Scientific Corp. *	800,000	7,096
C.R. Bard, Inc.	65,000	5,562
Centene Corp. *	75,000	1,330
Cerner Corp. *	50,000	1,686
CIGNA Corp.	400,000	6,944
Cochlear Ltd.	3,000	111
CONMED Corp. *	75,000	1,174
DaVita, Inc. *	125,000	5,875
Edwards Lifesciences Corp. *	25,000	1,437
Emergency Medical Services Corp., Class A *	10,000	335
Express Scripts, Inc. *	300,000	16,128
Fresenius Medical Care AG & Co. KGaA	6,400	286
Gen-Probe, Inc. *	75,000	3,376
Hanger Orthopedic Group, Inc. *	25,000	341
Hill-Rom Holdings, Inc.	50,000	704
Hlth Corp. *	100,000	1,138
Humana, Inc. *	174,300	6,611
ICU Medical, Inc. *	30,000	915
Invacare Corp.	175,000	3,336
inVentiv Health, Inc. *	15,000	143
Kindred Healthcare, Inc. *	75,000	1,018
LifePoint Hospitals, Inc. *	50,000	1,127
Magellan Health Services, Inc. *	80,000	2,898
McKesson Corp.	50,000	2,210
Medco Health Solutions, Inc. *	100,000	4,493
Medtronic, Inc.	200,000	6,698
Merit Medical Systems, Inc. *	75,000	1,154
Omnicare, Inc.	240,000	6,710
Omnicell, Inc. *	15,000	117
Owens & Minor, Inc.	62,500	2,486
PharMerica Corp. *	15,000	247
Quest Diagnostics, Inc.	175,000	8,636
ResMed, Inc. *	75,000	2,993
STERIS Corp.	50,000	1,330
Synovis Life Technologies, Inc. *	40,000	652
Synthes, Inc.	6,600	795
Teleflex, Inc.	35,000	1,861
Thoratec Corp. *	25,000	724
UnitedHealth Group, Inc.	135,000	3,825

		165,431

Pharmaceuticals, Biotechnology & Life Sciences 62.2%
Abbott Laboratories	400,000	22,176
Accelrys, Inc. *	30,000	113
Adolor Corp. *	135,000	270
Albany Molecular Research, Inc. *	25,000	214
Alkermes, Inc. *	100,000	1,147
Amgen, Inc. *	450,000	24,682
AstraZeneca plc	71,100	2,740
Bio-Rad Laboratories, Inc., Class A *	10,000	635
Biogen Idec, Inc. *	250,000	12,162
Bristol-Myers Squibb Co.	550,000	11,776
Celgene Corp. *	200,000	10,590
Cephalon, Inc. *	150,000	11,577
CSL Ltd.	31,700	748
CV Therapeutics, Inc. *	100,000	1,565
Eli Lilly & Co.	330,000	12,151
Endo Pharmaceuticals Holdings, Inc. *	175,000	3,932
Enzon Pharmaceuticals, Inc. *	25,000	163
Forest Laboratories, Inc. *	423,900	10,614
Genentech, Inc. *	125,000	10,155
Genzyme Corp. *	175,000	12,061
GlaxoSmithKline plc	127,000	2,240
Johnson & Johnson	550,000	31,729
King Pharmaceuticals, Inc. *	1,400,000	12,236
Life Technologies Corp. *	210,000	5,347
Martek Biosciences Corp. *	87,500	2,314
Matrixx Initiatives, Inc. *	10,000	173
Medicis Pharmaceutical Corp., Class A	300,000	4,179
Merck & Co., Inc.	650,000	18,557
Merck KGaA	14,500	1,228
Nabi Biopharmaceuticals *	100,000	413
Novartis AG - Reg’d	70,900	2,913
Noven Pharmaceuticals, Inc. *	20,000	199
Novo Nordisk A/S, Class B	15,300	815
NPS Pharmacuticals, Inc. *	25,000	156

1

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Par Pharmaceutical Cos., Inc. *	75,000	923
Pfizer, Inc.	1,500,000	21,870
Pharmaceutical Product Development, Inc.	50,000	1,195
Sanofi-Aventis	50,700	2,852
Schering-Plough Corp.	525,000	9,219
Shionogi & Co., Ltd.	6,000	129
Techne Corp.	25,000	1,499
Teva Pharmaceutical Industries Ltd.	29,900	1,236
The Medicines Co. *	250,000	3,200
Thermo Fisher Scientific, Inc. *	350,000	12,575
Valeant Pharmaceuticals International *	100,000	2,170
ViroPharma, Inc. *	200,000	2,400
Warner Chilcott Ltd., Class A *	200,000	2,750
Watson Pharmaceuticals, Inc. *	475,000	12,958
Wyeth	275,000	11,817

		318,763

Real Estate 0.8%
Health Care REIT, Inc.	50,000	1,890
Healthcare Realty Trust, Inc.	125,000	2,064

		3,954

Total Common Stock (Cost $551,869)		488,148

Foreign Common Stock 1.6% of net assets
Belgium 0.0%
UCB S.A.	1,200	37

Canada 0.0%
Biovail Corp.	8,600	94

France 0.1%
Essilor International S.A.	15,600	594

Japan 0.9%
Astellas Pharma, Inc.	56,000	2,120
Chugai Pharmaceutical Co., Ltd.	24,000	463
Santen Pharmaceutical Co., Ltd.	6,000	193
Takeda Pharmaceutical Co., Ltd.	37,000	1,734

		4,510

Switzerland 0.6%
Roche Holding AG	19,400	2,724

Total Foreign Common Stock (Cost $8,210)		7,959

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 2.8% of net assets

Commercial Paper & Other Obligations 2.6%
Citibank, London Time Deposit
0.07%, 02/02/09	13,396	13,396

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.03%, 03/26/09 (a)	900	900

Total Short-Term Investments (Cost $14,296)		14,296

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09 the tax basis cost of the fund’s investments was $574,480 and the unrealized appreciation and depreciation were $30,195 and ($94,272), respectively, with a net unrealized depreciation of ($64,077).
At 01/31/09, the prices of certain foreign securities held by the fund aggregating $23,956, were adjusted from their closing market prices following the guidelines by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.
Reg’d – Registered
REIT – Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/09. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

S & P 500 Index, e-mini, Long, expires 03/20/09	100	4,113	(69)

2

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$472,151
Level 2 - Other Significant Observable Inputs	38,252
Level 3 - Significant Unobservable Inputs	—

Total	$510,403

*	Other financial instruments include future contracts of ($69).
REG46837JAN09

3

Schwab Capital Trust
Schwab Total Stock Market Index Fund®
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.6%	Common Stock	1,088,358	875,969
0.2%	Foreign Common Stock	2,783	1,494
0.1%	Preferred Stock	785	890
—%	Rights	13	6
2.0%	Short-Term Investments	18,263	18,263
99.9%	Total Investments	1,110,202	896,622
0.1%	Other Assets and Liabilities, Net		510
100.0%	Net Assets		897,132

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 97.6% of net assets

Automobiles & Components 0.2%
American Axle & Manufacturing Holdings, Inc.	5,300	6
ArvinMeritor, Inc.	9,900	17
BorgWarner, Inc.	10,800	182
Cooper Tire & Rubber Co.	8,900	42
Drew Industries, Inc. *	2,400	21
Ford Motor Co. *	148,736	278
General Motors Corp.	45,386	137
Gentex Corp.	11,500	96
Harley-Davidson, Inc.	25,500	311
Hawk Corp., Class A *	1,800	30
Johnson Controls, Inc.	45,000	563
Modine Manufacturing Co.	3,700	10
Standard Motor Products, Inc.	7,500	18
Stoneridge, Inc. *	8,200	16
Strattec Security Corp.	1,500	15
Superior Industries International, Inc.	800	8
Tenneco, Inc. *	4,480	8
The Goodyear Tire & Rubber Co. *	20,500	126
Thor Industries, Inc.	4,500	48
TRW Automotive Holdings Corp. *	7,800	24
WABCO Holdings, Inc.	5,133	77
Winnebago Industries, Inc.	5,100	28

		2,061

Banks 2.8%
1st Source Corp.	3,728	66
Abigail Adams National Bancorp, Inc.	550	1
AMCORE Financial, Inc.	3,811	5
Ameris Bancorp	1,800	14
Anchor BanCorp Wisconsin, Inc.	3,100	6
Arrow Financial Corp.	1,081	25
Associated Banc-Corp	15,500	243
Astoria Financial Corp.	8,300	75
BancFirst Corp.	2,000	71
BancorpSouth, Inc.	7,612	144
BancTrust Financial Group, Inc.	1,100	10
Bank Mutual Corp.	6,168	54
Bank of Hawaii Corp.	3,500	126
Bank of the Ozarks, Inc.	2,800	64
Banner Corp.	1,200	4
BB&T Corp.	49,458	979
Berkshire Bancorp, Inc.	3,600	17
Berkshire Hills Bancorp, Inc.	1,400	33
BOK Financial Corp.	7,540	281
Boston Private Financial Holdings, Inc.	2,129	10
Brookline Bancorp, Inc.	2,405	23
Bryn Mawr Bank Corp.	1,400	26
Camco Financial Corp.	700	1
Camden National Corp.	700	16
Capital City Bank Group, Inc.	1,875	30
CapitalSource, Inc.	6,900	25
Capitol Bancorp Ltd.	1,500	9
Capitol Federal Financial	6,920	286
Cascade Bancorp	3,318	8
Cathay General Bancorp	6,200	79
Central Pacific Financial Corp.	3,400	23
Century Bancorp Inc., Class A	800	13
Charter Financial Corp.	900	7
Chemical Financial Corp.	5,383	123
Citizens First Bancorp, Inc.	700	1
Citizens Republic Bancorp, Inc.	5,650	6
Citizens South Banking Corp.	1,000	4
City Holding Co.	1,800	46
City National Corp.	3,100	107
Columbia Banking System, Inc.	1,951	17
Comerica, Inc.	13,496	225
Commerce Bancshares, Inc.	15,430	539
Community Bank System, Inc.	4,400	79
Community Trust Bancorp, Inc.	2,487	70
Corus Bankshares, Inc.	4,000	4
Cullen/Frost Bankers, Inc.	6,300	276
CVB Financial Corp.	5,811	52
Dime Community Bancshares	3,375	34
Downey Financial Corp.	2,000	—
East West Bancorp, Inc.	2,600	25
F.N.B. Corp.	7,661	61
Fifth Third Bancorp	51,714	124
First BanCorp Puerto Rico	7,200	51
First Busey Corp.	1,500	13
First Citizens BancShares, Inc., Class A	300	42
First Commonwealth Financial Corp.	10,504	101

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
First Financial Bancorp	1,839	15
First Financial Bankshares, Inc.	4,000	178
First Financial Corp.	600	20
First Financial Holdings, Inc.	3,900	59
First Horizon National Corp.	16,371	156
First M&F Corp.	2,000	12
First Merchants Corp.	1,041	16
First Midwest Bancorp, Inc.	3,125	31
First Niagara Financial Group, Inc.	8,172	107
First Place Financial Corp.	2,900	8
First United Corp.	2,200	27
FirstFed Financial Corp. *	400	—
FirstMerit Corp.	7,300	118
Flushing Financial Corp.	3,300	26
Fremont General Corp. *	6,200	—
Frontier Financial Corp.	1,575	3
Fulton Financial Corp.	14,762	104
Glacier Bancorp, Inc.	7,697	118
Great Southern Bancorp, Inc.	1,400	15
Guaranty Financial Group, Inc. *	2,933	5
Hancock Holding Co.	5,100	140
Harleysville National Corp.	2,496	23
Hawthorn Bancshares, Inc.	750	11
Heritage Financial Corp.	735	9
Horizon Financial Corp.	2,695	7
Hudson City Bancorp, Inc.	55,731	646
Huntington Bancshares, Inc.	34,199	98
IBERIABANK Corp.	3,875	164
Imperial Capital Bancorp, Inc.	700	1
Independent Bank Corp.	1,000	19
Independent Bank Corp., Michigan	4,302	7
Indiana Community Bancorp	800	10
IndyMac Bancorp, Inc. *	5,900	1
Integra Bank Corp.	1,225	2
International Bancshares Corp.	7,784	142
Investors Bancorp, Inc. *	9,600	103
Irwin Financial Corp. *	3,700	9
Kearny Financial Corp.	4,500	49
KeyCorp	46,290	337
Lakeland Financial Corp.	2,200	45
M&T Bank Corp.	9,962	388
MainSource Financial Group, Inc.	1,735	17
Marshall & Ilsley Corp.	24,650	141
MB Financial, Inc.	2,133	35
Merchants Bancshares, Inc.	750	15
MGIC Investment Corp.	9,300	26
Midwest Banc Holdings, Inc.	1,300	2
MutualFirst Financial, Inc.	2,000	14
Nara Bancorp, Inc.	4,000	24
National Penn Bancshares, Inc.	6,675	65
NBT Bancorp, Inc.	4,400	100
New York Community Bancorp, Inc.	27,585	365
NewAlliance Bancshares, Inc.	9,100	100
North Valley Bancorp	1,500	6
Northrim BanCorp, Inc.	3,281	33
Northwest Bancorp, Inc.	5,000	93
OceanFirst Financial Corp.	1,050	13
Ocwen Financial Corp. *	8,420	75
Old National Bancorp	6,244	79
Oriental Financial Group, Inc.	1,663	8
PAB Bankshares, Inc.	714	3
Pacific Capital Bancorp	6,844	73
Park National Corp.	845	46
People’s United Financial, Inc.	31,987	523
Peoples Financial Corp.	3,000	57
Pinnacle Financial Partners, Inc. *	475	11
PNC Financial Services Group, Inc.	35,032	1,139
Popular, Inc.	21,700	59
PrivateBancorp, Inc.	5,000	73
Prosperity Bancshares, Inc.	6,400	173
Provident Bankshares Corp.	1,657	11
Provident Financial Holdings, Inc.	750	3
Provident Financial Services, Inc.	5,217	57
Regions Financial Corp.	61,962	214
Renasant Corp.	1,125	14
Republic Bancorp, Inc., Class A	1,821	33
Roma Financial Corp.	2,500	28
Royal Bank of Canada	416	10
S&T Bancorp, Inc.	4,400	112
S.Y. Bancorp, Inc.	1,470	33
Sandy Spring Bancorp, Inc.	2,900	41
Santander BanCorp	4,686	39
Seacoast Banking Corp. of Florida	1,980	9
Shore Bancshares, Inc.	750	13
Simmons First National Corp., Class A	1,000	25
Southwest Bancorp, Inc.	3,300	35
State Bancorp, Inc.	1,058	6
Sterling Bancorp	1,918	21
Sterling Bancshares, Inc.	6,150	34
Sterling Financial Corp., Washington	1,827	3
Suffolk Bancorp	2,400	73
Sun Bancorp, Inc. *	4,018	23
SunTrust Banks, Inc.	33,342	409
Susquehanna Bancshares, Inc.	7,468	82
SVB Financial Group *	2,200	46
Synovus Financial Corp.	27,700	110
TCF Financial Corp.	13,600	169
TF Financial Corp.	700	13
TFS Financial Corp.	28,000	360
The First of Long Island Corp.	4,000	86
The PMI Group, Inc.	8,100	11
The South Financial Group, Inc.	4,500	8
The Toronto-Dominion Bank	4,688	151
Timberland Bancorp, Inc.	2,000	12
Tompkins Financial Corp.	931	47
Tree.com, Inc. *	1,044	4
TriCo Bancshares	400	8
TrustCo Bank Corp. NY	6,857	46
Trustmark Corp.	8,300	168
U.S. Bancorp	158,531	2,353
UCBH Holdings, Inc.	9,400	22
UMB Financial Corp.	3,574	138
Umpqua Holdings Corp.	343	3

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Union Bankshares Corp.	1,050	16
United Bankshares, Inc.	7,400	155
United Community Banks, Inc.	3,807	20
Valley National Bancorp	9,425	123
Washington Federal, Inc.	7,942	98
Washington Trust Bancorp, Inc.	1,000	16
Webster Financial Corp.	8,663	36
Wells Fargo & Co.	374,406	7,076
WesBanco, Inc.	4,456	92
West Coast Bancorp	1,200	4
Westamerica Bancorp	5,200	222
Whitney Holding Corp.	6,675	87
Wilmington Trust Corp.	5,700	78
Wintrust Financial Corp.	5,800	78
WSFS Financial Corp.	1,000	26
Zions Bancorp	13,725	205

		24,786

Capital Goods 7.5%
3D Systems Corp. *	1,400	8
3M Co.	65,000	3,496
A.O. Smith Corp.	1,300	36
AAON, Inc.	6,113	111
AAR CORP. *	5,000	91
Aceto Corp.	5,000	45
Actuant Corp., Class A	5,680	94
Acuity Brands, Inc.	5,200	140
Aecom Technology Corp. *	8,000	202
Aerosonic Corp. *	300	—
AGCO Corp. *	6,762	144
Alamo Group, Inc.	500	6
Albany International Corp., Class A	3,918	39
Alliant Techsystems, Inc. *	2,437	197
American Science & Engineering, Inc.	500	39
American Superconductor Corp. *	700	11
American Woodmark Corp.	4,000	60
Ameron International Corp.	900	45
AMETEK, Inc.	9,300	297
Ampco-Pittsburgh Corp.	2,800	52
Apogee Enterprises, Inc.	1,200	12
Applied Industrial Technologies, Inc.	6,525	103
Applied Signal Technology, Inc.	2,500	44
Armstrong World Industries, Inc.	3,500	58
Astronics Corp. *	1,250	9
Astronics Corp., Class B *	312	3
Badger Meter, Inc.	4,000	94
Baldor Electric Co.	3,800	53
Barnes Group, Inc.	3,600	41
BE Aerospace, Inc. *	6,200	60
Belden, Inc.	4,400	57
Blount International, Inc. *	1,200	10
Brady Corp., Class A	6,400	134
Breeze-Eastern Corp. *	500	4
Briggs & Stratton Corp.	3,500	52
C&D Technologies, Inc. *	4,500	13
Carlisle Cos., Inc.	3,200	60
Cascade Corp.	4,400	101
Caterpillar, Inc.	53,800	1,660
Ceradyne, Inc. *	2,500	57
Chase Corp.	200	2
CIRCOR International, Inc.	3,750	83
CLARCOR, Inc.	3,400	103
Columbus McKinnon Corp. *	2,400	31
Cooper Industries Ltd., Class A	27,400	737
Crane Co.	5,000	87
Cummins, Inc.	15,600	374
Curtiss-Wright Corp.	3,600	116
Danaher Corp.	29,000	1,622
Deere & Co.	38,000	1,320
Donaldson Co., Inc.	6,500	202
Dover Corp.	16,700	472
Ducommun, Inc.	3,200	61
Dycom Industries, Inc. *	3,300	22
DynCorp International, Inc., Class A *	4,500	68
Eaton Corp.	16,600	731
EMCOR Group, Inc. *	7,800	161
Emerson Electric Co.	70,000	2,289
Energy Conversion Devices, Inc. *	600	15
ESCO Technologies, Inc. *	2,800	99
Esterline Technologies Corp. *	2,400	87
Evergreen Solar, Inc. *	1,000	2
Fastenal Co.	13,200	451
Federal Signal Corp.	5,300	36
First Solar, Inc. *	7,000	1,000
Flow International Corp. *	900	1
Flowserve Corp.	3,900	208
Fluor Corp.	16,200	630
Franklin Electric Co., Inc.	1,300	34
FreightCar America, Inc.	2,500	48
FuelCell Energy, Inc. *	1,200	5
Furmanite Corp. *	1,400	5
Gardner Denver, Inc. *	3,400	74
GATX Corp.	4,000	96
GenCorp, Inc. *	2,500	7
General Cable Corp. *	4,700	77
General Dynamics Corp.	36,400	2,065
General Electric Co.	899,266	10,908
Gibraltar Industries, Inc.	2,500	26
Goodrich Corp.	8,404	325
Graco, Inc.	7,012	149
GrafTech International Ltd. *	8,600	69
Granite Construction, Inc.	4,850	171
Hardinge, Inc.	1,800	8
Harsco Corp.	6,200	147
HEICO Corp., Class A	2,286	66
Herley Industries, Inc. *	4,000	45
Hexcel Corp. *	2,000	17
Honeywell International, Inc.	71,062	2,332
Hubbell, Inc., Class B	3,800	118
Icahn Enterprises L.P.	5,150	176
IDEX Corp.	7,225	163
II-VI, Inc. *	3,800	72
Illinois Tool Works, Inc.	51,700	1,689

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Ingersoll-Rand Co., Ltd., Class A	30,942	502
Insituform Technologies, Inc., Class A *	1,300	24
Integrated Electrical Services, Inc. *	5,105	42
ITT Corp.	17,400	788
Jacobs Engineering Group, Inc. *	10,600	410
John Bean Technologies Corp.	1,983	19
Joy Global, Inc.	19,350	403
Kadant, Inc. *	1	—
Kaydon Corp.	3,300	90
KBR, Inc.	13,500	191
Kennametal, Inc.	8,000	128
Kratos Defense & Security Solutions, Inc. *	1,800	2
L-3 Communications Holdings, Inc.	15,100	1,193
Ladish Co., Inc. *	1,300	15
Lawson Products, Inc.	2,000	38
Lennox International, Inc.	4,771	134
Lincoln Electric Holdings, Inc.	3,900	161
Lockheed Martin Corp.	37,052	3,040
Lydall, Inc. *	2,500	9
Magnetek, Inc. *	1,500	3
Masco Corp.	35,800	280
MasTec, Inc. *	5,350	57
McDermott International, Inc. *	25,000	259
Michael Baker Corp. *	3,000	105
Moog, Inc., Class A *	2,787	83
MSC Industrial Direct Co., Inc., Class A	4,300	147
Mueller Industries, Inc.	4,200	85
Mueller Water Products, Inc., Class A	3,139	21
NACCO Industries, Inc., Class A	1,300	42
NCI Building Systems, Inc. *	2,900	34
NN, Inc.	1,800	3
Nordson Corp.	4,000	121
Northrop Grumman Corp.	30,032	1,445
Omega Flex, Inc.	700	11
Orbital Sciences Corp. *	4,600	77
Oshkosh Corp.	9,000	65
Otter Tail Corp.	1,100	22
Owens Corning, Inc. *	11,000	147
PACCAR, Inc.	31,725	837
Pall Corp.	10,900	284
Parker Hannifin Corp.	16,500	630
Pentair, Inc.	9,500	217
Perini Corp. *	5,000	104
Powell Industries, Inc. *	1,000	24
Power-One, Inc. *	6,000	6
Precision Castparts Corp.	16,302	1,059
Quanex Building Products Corp.	5,625	48
Quanta Services, Inc. *	18,371	393
Raven Industries, Inc.	2,800	61
Raytheon Co.	44,900	2,273
Regal-Beloit Corp.	2,500	85
Rockwell Automation, Inc.	15,700	409
Rockwell Collins, Inc.	13,100	494
Roper Industries, Inc.	6,500	267
Rush Enterprises, Inc., Class B *	750	7
Sauer-Danfoss, Inc.	3,800	29
Seaboard Corp.	200	201
Simpson Manufacturing Co., Inc.	3,200	64
Spirit AeroSystems Holdings, Inc., Class A *	11,000	150
SPX Corp.	8,610	363
Standex International Corp.	3,000	46
SunPower Corp., Class A *	1,300	44
SunPower Corp., Class B *	2,331	62
Taser International, Inc. *	1,700	9
Tecumseh Products Co., Class A *	3,200	26
Teledyne Technologies, Inc. *	12,157	339
Tennant Co.	4,200	57
Terex Corp. *	7,400	88
Textron, Inc.	23,600	213
The Allied Defense Group, Inc. *	500	3
The Boeing Co.	68,800	2,911
The Gorman-Rupp Co.	4,491	115
The Greenbrier Cos., Inc.	4,100	23
The Manitowoc Co., Inc.	11,600	64
The Middleby Corp. *	7,000	162
The Shaw Group, Inc. *	8,500	236
The Timken Co.	6,600	98
The Toro Co.	4,100	121
Thomas & Betts Corp. *	7,300	156
Titan International, Inc.	4,125	32
TransDigm Group, Inc. *	3,600	123
Tredegar Corp.	5,100	84
Trinity Industries, Inc.	1,650	19
Triumph Group, Inc.	1,200	54
Tyco International Ltd.	43,525	915
United Rentals, Inc. *	5,900	33
United Technologies Corp.	88,068	4,226
Universal Forest Products, Inc.	2,500	53
URS Corp. *	7,700	262
USG Corp. *	3,900	25
Valmont Industries, Inc.	1,900	77
Vicor Corp.	4,200	20
W.W. Grainger, Inc.	7,300	533
Wabash National Corp.	2,500	7
Wabtec Corp.	5,828	174
Watsco, Inc.	3,400	112
Watts Water Technologies, Inc., Class A	1,000	22
WESCO International, Inc. *	4,800	88
Woodward Governor Co.	8,000	165

		67,638

Commercial & Professional Supplies 1.2%
A.T. Cross Co., Class A *	2,400	6
ABM Industries, Inc.	4,900	73
Administaff, Inc.	2,800	59
American Locker Group, Inc. *	500	—
American Reprographics Co. *	4,000	24
AMREP Corp. *	2,500	69
ATC Technology Corp. *	5,011	65

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Avery Dennison Corp.	9,700	235
Bowne & Co., Inc.	4,250	12
Casella Waste Systems, Inc., Class A *	2,500	7
CDI Corp.	3,700	40
Cenveo, Inc. *	4,300	17
Cintas	15,350	349
Clean Harbors, Inc. *	2,500	134
CompX International, Inc.	1,300	7
Consolidated Graphics, Inc. *	3,900	63
Copart, Inc. *	6,550	158
Cornell Cos., Inc. *	4,600	70
Corrections Corp. of America *	11,484	158
CoStar Group, Inc. *	800	24
Covanta Holding Corp. *	11,700	202
CRA International, Inc. *	2,500	52
Deluxe Corp.	3,800	44
Diamond Management & Technology Consultants, Inc.	1,000	3
EnergySolutions, Inc.	7,000	31
Ennis, Inc.	4,500	50
Equifax, Inc.	13,095	324
Exponent, Inc. *	6,000	147
FTI Consulting, Inc. *	2,700	111
G & K Services, Inc., Class A	4,100	76
GP Strategies Corp. *	1,500	6
Healthcare Services Group, Inc.	8,437	129
Heidrick & Struggles International, Inc.	3,100	47
Herman Miller, Inc.	5,700	63
HNI Corp.	4,000	53
Hudson Highland Group, Inc. *	3,220	8
ICT Group, Inc. *	3,000	12
Interface, Inc., Class A	5,800	24
Iron Mountain, Inc. *	14,680	300
Kelly Services, Inc., Class A	5,700	52
Kforce, Inc. *	2,905	18
Kimball International, Inc., Class B	6,100	42
Knoll, Inc.	4,000	27
Korn/Ferry International *	3,600	34
M&F Worldwide Corp. *	1,200	13
Manpower, Inc.	6,991	199
McGrath Rentcorp	1,600	34
Mine Safety Appliances Co.	2,700	53
Mobile Mini, Inc. *	1,200	15
Monster Worldwide, Inc. *	9,800	90
MPS Group, Inc. *	11,400	69
Multi-Color Corp.	2,625	29
Navigant Consulting, Inc. *	5,000	72
On Assignment, Inc. *	4,700	22
Pitney Bowes, Inc.	20,000	445
R.R. Donnelley & Sons Co.	17,000	166
Republic Services, Inc.	39,645	1,025
Resources Connection, Inc. *	3,700	53
Robert Half International, Inc.	14,000	237
Rollins, Inc.	10,012	156
School Specialty, Inc. *	1,600	26
Spherion Corp. *	6,830	10
Stantec, Inc. *	1,690	37
Steelcase, Inc., Class A	11,500	50
Stericycle, Inc. *	6,400	313
Superior Uniform Group, Inc.	1,600	13
Tetra Tech, Inc. *	12,031	279
The Advisory Board Co. *	1,000	17
The Brink’s Co.	5,600	148
The Corporate Executive Board Co.	2,700	55
The Dun & Bradstreet Corp.	12,140	923
The Geo Group, Inc. *	11,400	169
The Standard Register Co.	4,100	30
TRC Cos., Inc. *	1,350	4
TrueBlue, Inc. *	6,000	51
United Stationers, Inc. *	2,900	81
Viad Corp.	3,625	81
Virco Mfg. Corp.	1,170	2
Volt Information Sciences, Inc. *	3,150	17
Waste Connections, Inc. *	5,475	159
Waste Management, Inc.	48,100	1,500
Watson Wyatt Worldwide, Inc., Class A	4,600	214

		10,282

Consumer Durables & Apparel 1.1%
American Greetings Corp., Class A	8,500	37
Blyth, Inc.	4,800	16
Brookfield Homes Corp.	3,074	8
Brunswick Corp.	7,400	20
Callaway Golf Co.	5,600	43
Carter’s, Inc. *	5,000	85
Cavco Industries, Inc. *	410	10
Centex Corp.	10,700	91
Coach, Inc. *	32,008	467
Columbia Sportswear Co.	4,350	125
Craftmade International, Inc.	2,800	6
CSS Industries, Inc.	3,400	52
D.R. Horton, Inc.	24,604	147
Deckers Outdoor Corp. *	2,500	131
DGSE Cos., Inc. *	700	1
Eastman Kodak Co.	22,700	103
Ethan Allen Interiors, Inc.	4,200	48
Flexsteel Industries, Inc.	600	5
Foamex International, Inc. *	2,278	—
Fortune Brands, Inc.	11,500	368
Fossil, Inc. *	5,462	63
Furniture Brands International, Inc.	4,700	10
Garmin Ltd.	16,000	280
Hampshire Group Ltd. *	2,000	7
Hanesbrands, Inc. *	11,047	99
Harman International Industries, Inc.	6,800	109
Hasbro, Inc.	14,500	350
Helen of Troy Ltd. *	5,000	52
Hovnanian Enterprises, Inc., Class A *	3,700	6
Jarden Corp. *	7,059	74

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Jones Apparel Group, Inc.	12,156	42
K-Swiss, Inc., Class A	2,400	26
KB HOME	7,800	83
Kenneth Cole Productions, Inc., Class A	3,100	20
Leggett & Platt, Inc.	16,200	202
Lennar Corp., Class A	12,190	94
Liz Claiborne, Inc.	8,600	19
M.D.C. Holdings, Inc.	4,403	135
M/I Homes, Inc.	1,800	16
Maidenform Brands, Inc. *	5,000	45
Marine Products Corp.	405	1
Mattel, Inc.	34,300	487
Meritage Homes Corp. *	1,000	11
Mohawk Industries, Inc. *	4,819	155
Movado Group, Inc.	3,300	25
Nautilus, Inc. *	4,125	6
Newell Rubbermaid, Inc.	23,900	193
NIKE, Inc., Class B	41,400	1,873
NVR, Inc. *	500	213
Oxford Industries, Inc.	2,500	17
Palm Harbor Homes, Inc. *	2,700	9
Perry Ellis International, Inc. *	2,500	10
Phillips-Van Heusen Corp.	5,600	106
Polaris Industries, Inc.	3,200	68
Polo Ralph Lauren Corp.	7,500	308
Pool Corp.	5,662	90
Pulte Homes, Inc.	20,244	205
Quiksilver, Inc. *	4,000	8
RC2 Corp. *	2,200	13
Russ Berrie & Co., Inc. *	3,000	5
Skechers U.S.A., Inc., Class A *	6,500	65
Skyline Corp.	2,600	52
Snap-on, Inc.	4,000	121
Standard Pacific Corp. *	4,800	7
Stanley Furniture Co., Inc.	5,200	41
Steven Madden Ltd. *	2,700	47
Sturm, Ruger & Co., Inc. *	6,000	40
Tandy Brands Accessories, Inc.	1,000	1
Tempur-Pedic International, Inc.	8,000	56
The Black & Decker Corp.	7,100	205
The Boyds Collection Ltd. (d)*	34	—
The Ryland Group, Inc.	3,700	58
The Stanley Works	6,600	206
The Timberland Co., Class A *	5,300	58
The Warnaco Group, Inc. *	2,500	57
Toll Brothers, Inc. *	13,700	233
Tupperware Brands Corp.	4,800	99
UniFirst Corp.	1,500	39
Uniroyal Technology Corp. (a)(d)*	1,100	—
Universal Electronics, Inc. *	5,200	59
VF Corp.	13,500	756
Whirlpool Corp.	6,849	229
Wolverine World Wide, Inc.	7,800	141

		9,868

Consumer Services 2.1%
Ambassadors Groups, Inc.	3,400	28
Ameristar Casinos, Inc.	3,400	30
Apollo Group, Inc., Class A *	14,550	1,185
Bally Technologies, Inc. *	3,000	61
Bob Evans Farms, Inc.	2,200	39
Boyd Gaming Corp.	7,800	37
Brink’s Home Security Holdings, Inc. *	5,600	128
Brinker International, Inc.	10,350	114
Burger King Holdings, Inc.	10,800	240
Career Education Corp. *	8,614	188
Carnival Corp.	50,000	909
CEC Entertainment, Inc. *	2,025	47
Cedar Fair L.P.	5,300	57
Chipotle Mexican Grill, Inc., Class A *	2,600	124
Choice Hotels International, Inc.	6,800	179
Churchill Downs, Inc.	900	31
CKE Restaurants, Inc.	4,800	40
Coinstar, Inc. *	5,000	115
Corinthian Colleges, Inc. *	9,200	172
CPI Corp.	2,900	20
Cracker Barrel Old Country Store, Inc.	3,446	61
Darden Restaurants, Inc.	13,300	349
DeVry, Inc.	4,800	257
DineEquity, Inc.	3,000	26
Domino’s Pizza, Inc. *	5,100	34
Dover Downs Gaming & Entertainment, Inc.	4,899	16
Dover Motorsports, Inc.	1,400	2
Empire Resorts, Inc. *	3,000	3
Gaylord Entertainment Co. *	2,625	28
H&R Block, Inc.	26,300	545
Hillenbrand, Inc.	5,800	107
International Game Technology	29,100	308
International Speedway Corp., Class A	3,245	76
Interval Leisure Group, Inc. *	6,269	31
Isle of Capri Casinos, Inc. *	4,400	12
ITT Educational Services, Inc. *	6,000	735
Jack in the Box, Inc. *	8,400	190
Jackson Hewitt Tax Service, Inc.	3,000	40
Krispy Kreme Doughnuts, Inc. *	2,100	3
Landry’s Restaurants, Inc.	1,800	12
Las Vegas Sands Corp. *	25,000	129
Learning Tree International, Inc. *	1,400	12
Life Time Fitness, Inc. *	2,500	37
Luby’s, Inc. *	1,400	6
Marriott International, Inc., Class A	37,400	610
Matthews International Corp., Class A	1,900	74
McDonald’s Corp.	110,300	6,400
MGM MIRAGE *	22,500	180
Monarch Casino & Resort, Inc. *	8,000	82
MTR Gaming Group, Inc. *	5,300	8
Multimedia Games, Inc. *	1,500	3
Nobel Learning Communities, Inc. *	500	7
O’Charley’s, Inc.	400	1

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
P.F. Chang’s China Bistro, Inc. *	800	14
Panera Bread Co., Class A *	800	38
Papa John’s International, Inc. *	3,400	65
Peet’s Coffee & Tea, Inc. *	1,800	37
Penn National Gaming, Inc. *	6,800	127
Pinnacle Entertainment, Inc. *	3,800	26
Pre-Paid Legal Services, Inc. *	3,600	121
Regis Corp.	3,900	44
Royal Caribbean Cruises Ltd.	16,500	107
Ruby Tuesday, Inc. *	5,600	7
Scientific Games Corp., Class A *	6,500	82
Service Corp. International	24,100	110
Shuffle Master, Inc. *	2,812	9
Sonic Corp. *	7,968	78
Sotheby’s	5,438	47
Speedway Motorsports, Inc.	4,800	69
Starbucks Corp. *	62,600	591
Starwood Hotels & Resorts Worldwide, Inc.	17,730	268
Stewart Enterprises, Inc., Class A	10,000	34
Strayer Education, Inc.	700	151
Texas Roadhouse, Inc., Class A *	5,900	45
The Cheesecake Factory, Inc. *	2,887	25
The Steak n Shake Co. *	1,580	9
Tim Hortons, Inc.	13,949	343
Vail Resorts, Inc. *	3,800	89
Weight Watchers International, Inc.	8,700	198
Wendy’s/Arby’s Group, Inc., Class A	50,775	256
WMS Industries, Inc. *	8,250	183
Wyndham Worldwide Corp.	16,744	103
Wynn Resorts Ltd. *	4,000	120
Yum! Brands, Inc.	48,000	1,374

		18,898

Diversified Financials 4.4%
Advance America Cash Advance Centers, Inc.	12,500	18
Advanta Corp., Class B	7,500	6
Affiliated Managers Group, Inc. *	4,800	193
AllianceBernstein Holding L.P.	7,700	131
American Express Co.	105,150	1,759
AmeriCredit Corp. *	12,300	58
Ameriprise Financial, Inc.	21,030	424
Asset Acceptance Capital Corp. *	2,500	10
ASTA Funding, Inc.	6,000	11
Bank of America Corp.	561,956	3,698
Bank of New York Mellon Corp.	102,734	2,644
BGC Partners, Inc., Class A	28,300	68
BlackRock, Inc.	9,400	1,023
Calamos Asset Management, Inc., Class A	5,000	30
Capital One Financial Corp.	33,710	534
Cash America International, Inc.	6,500	119
CIT Group, Inc.	18,600	52
Citigroup, Inc.	490,086	1,740
CME Group, Inc.	6,330	1,101
Cohen & Steers, Inc.	5,400	58
CompuCredit Corp. *	8,400	27
Cowen Group, Inc. *	6,500	37
Credit Acceptance Corp. *	2,400	43
Discover Financial Services	45,150	323
Dollar Financial Corp. *	6,500	51
E*TRADE Financial Corp. *	34,335	39
Eaton Vance Corp.	11,600	222
Encore Capital Group, Inc. *	2,000	11
Evercore Partners, Inc., Class A	6,500	73
EZCORP, Inc., Class A *	8,500	115
FBR Capital Markets Corp. *	4,000	14
FCStone Group, Inc. *	2,500	10
Federated Investors, Inc., Class B	9,950	194
Financial Federal Corp.	3,700	80
Franklin Resources, Inc.	20,600	997
GAMCO Investors, Inc., Class A	3,200	100
GFI Group, Inc.	9,900	31
Greenhill & Co., Inc.	2,500	163
Interactive Brokers Group, Inc., Class A *	3,400	52
IntercontinentalExchange, Inc. *	5,100	290
Investment Technology Group, Inc. *	4,750	103
Janus Capital Group, Inc.	19,200	101
Jefferies Group, Inc.	14,200	164
JPMorgan Chase & Co.	318,944	8,136
Knight Capital Group, Inc., Class A *	9,700	175
LaBranche & Co., Inc. *	6,900	47
Legg Mason, Inc.	13,050	210
Leucadia National Corp. *	21,908	349
MarketAxess Holdings, Inc. *	4,000	31
MF Global Ltd. *	14,000	38
MicroFinancial, Inc.	1,900	5
Moody’s Corp.	26,600	570
Morgan Stanley	100,500	2,033
MSCI, Inc., Class A *	9,000	156
Nelnet, Inc., Class A	7,500	104
NewStar Financial, Inc. *	2,000	6
Northern Trust Corp.	18,500	1,064
NYSE Euronext	22,500	495
optionsXpress Holdings, Inc.	5,300	58
Penson Worldwide, Inc. *	8,000	48
PHH Corp. *	4,186	46
Piper Jaffray Cos., Inc. *	3,950	113
Portfolio Recovery Associates, Inc. *	2,000	47
Raymond James Financial, Inc.	10,350	192
Resource America, Inc., Class A	4,000	16
SEI Investments Co.	19,400	246
Siebert Financial Corp.	2,900	4
SLM Corp. *	42,300	484
State Street Corp.	36,983	861
Stifel Financial Corp. *	3,000	105
SWS Group, Inc.	8,211	120
T. Rowe Price Group, Inc.	21,400	590
TD Ameritrade Holding Corp. *	52,400	589
The Blackstone Group L.P.	22,000	99

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Charles Schwab Corp. (c)	111,120	1,510
The First Marblehead Corp. *	7,500	9
The Goldman Sachs Group, Inc.	39,700	3,205
The Nasdaq OMX Group, Inc. *	17,100	373
The Student Loan Corp.	1,700	80
TradeStation Group, Inc. *	4,000	22
Virtus Investment Partners, Inc. *	475	3
W.P. Carey & Co., L.L.C.	4,100	88
Waddell & Reed Financial, Inc., Class A	7,250	102
Westwood Holdings Group, Inc.	4,285	119
World Acceptance Corp. *	5,000	96

		39,561

Energy 12.4%
Abraxas Petroleum Corp. *	8,500	9
Adams Resources & Energy, Inc.	1,400	25
Alliance Holdings GP L.P.	1,000	16
Alliance Resource Partners L.P.	3,400	104
Alon USA Energy, Inc.	8,700	103
Alpha Natural Resources, Inc. *	5,200	85
Anadarko Petroleum Corp.	45,060	1,656
Apache Corp.	29,772	2,233
APCO Argentina, Inc.	800	20
Approach Resources, Inc. *	4,000	28
Arch Coal, Inc.	12,500	190
Arena Resources, Inc. *	3,000	73
Atlas America, Inc.	4,005	51
ATP Oil & Gas Corp. *	6,600	30
Atwood Oceanics, Inc. *	4,800	80
Baker Hughes, Inc.	28,300	943
Basic Energy Services, Inc. *	3,000	29
Berry Petroleum Co., Class A	4,000	29
Bill Barrett Corp. *	3,700	82
BJ Services Co.	28,600	315
Boardwalk Pipeline Partners L.P.	14,100	300
BP Prudhoe Bay Royalty Trust	2,200	160
Brigham Exploration Co. *	5,000	13
Bristow Group, Inc. *	6,800	164
Buckeye Partners L.P.	3,400	136
Cabot Oil & Gas Corp.	27,200	748
Cal Dive International, Inc. *	9,000	57
Callon Petroleum Co. *	5,000	11
Calumet Specialty Products Partners L.P.	5,000	56
Cameron International Corp. *	18,200	422
CARBO Ceramics, Inc.	1,900	68
Carrizo Oil & Gas, Inc. *	3,000	42
Cheniere Energy Partners L.P.	2,500	13
Chesapeake Energy Corp.	50,100	792
Chevron Corp.	186,939	13,183
Cimarex Energy Co.	8,008	199
Clayton Williams Energy, Inc. *	2,500	100
CNX Gas Corp. *	12,000	311
Compagnie Generale de Geophysique-Veritas ADR *	6,029	73
Complete Production Services, Inc. *	6,100	39
Comstock Resources, Inc. *	4,500	172
Concho Resources, Inc. *	6,400	161
ConocoPhillips	138,223	6,570
CONSOL Energy, Inc.	14,100	384
Continental Resources, Inc. *	5,000	103
CREDO Petroleum Corp. *	6,700	67
Cross Timbers Royalty Trust	1,500	50
Crosstex Energy L.P.	2,000	9
Crosstex Energy, Inc.	3,200	11
CVR Energy, Inc. *	6,900	35
Delek US Holdings, Inc.	7,000	49
Delta Petroleum Corp. *	8,600	37
Denbury Resources, Inc. *	19,600	240
Devon Energy Corp.	40,360	2,486
Diamond Offshore Drilling, Inc.	12,300	772
Dresser-Rand Group, Inc. *	6,000	117
Dril-Quip, Inc. *	3,100	76
Eagle Rock Energy Partners L.P.	3,000	23
El Paso Corp.	61,587	504
El Paso Pipeline Partners L.P.	5,000	85
Enbridge Energy Management LLC *	1,552	47
Enbridge Energy Partners, L.P.	7,100	225
Encore Acquisition Co. *	5,250	143
Energy Partners Ltd. *	9,001	10
Energy Transfer Equity L.P.	23,000	425
Energy Transfer Partners L.P.	14,000	489
ENGlobal Corp. *	4,000	12
ENSCO International, Inc.	11,200	306
Enterprise GP Holdings L.P.	14,100	285
Enterprise Products Partners L.P.	41,500	911
EOG Resources, Inc.	22,800	1,545
Exterran Holdings, Inc. *	4,720	105
Exxon Mobil Corp.	466,166	35,652
FMC Technologies, Inc. *	9,182	272
Forest Oil Corp. *	9,450	142
Foundation Coal Holdings, Inc.	3,700	60
Frontier Oil Corp.	14,400	206
General Maritime Corp.	14,720	156
Geomet, Inc. *	4,000	5
Global Industries Ltd. *	14,400	50
Gulf Island Fabrication, Inc.	2,800	35
GulfMark Offshore, Inc. *	4,100	98
Gulfport Energy Corp. *	5,000	19
Halliburton Co.	81,200	1,401
Harvest Natural Resources, Inc. *	6,000	24
Helix Energy Solutions Group, Inc. *	8,564	44
Helmerich & Payne, Inc.	9,600	216
Hercules Offshore, Inc. *	7,400	28
Hess Corp.	28,200	1,568
Holly Corp.	8,000	187
Hornbeck Offshore Services, Inc. *	5,000	89
Houston American Energy Corp.	4,000	9
Hugoton Royalty Trust	4,846	63
IHS, Inc., Class A *	6,600	289
Inergy L.P.	2,000	47
International Coal Group, Inc. *	12,800	31
ION Geophysical Corp. *	7,900	12

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
James River Coal Co. *	2,500	34
Key Energy Services, Inc. *	10,300	35
Kinder Morgan Energy Partners L.P.	20,000	991
Kinder Morgan Management L.L.C. *	4,495	195
Lufkin Industries, Inc.	3,500	122
Magellan Midstream Partners L.P.	6,000	208
Marathon Oil Corp.	67,308	1,833
Mariner Energy, Inc. *	6,601	65
MarkWest Energy Partners L.P.	1,000	12
Massey Energy Co.	6,800	103
Matrix Service Co. *	8,000	42
McMoRan Exploration Co. *	4,500	30
Murphy Oil Corp.	18,500	817
Nabors Industries Ltd. *	23,634	259
NATCO Group, Inc., Class A *	6,200	106
National-Oilwell Varco, Inc. *	37,622	995
Natural Gas Services Group *	7,500	64
Natural Resource Partners L.P.	4,000	94
Newfield Exploration Co. *	10,600	203
Newpark Resources, Inc. *	11,500	48
Ngas Resources, Inc. *	4,000	6
Noble Corp.	25,200	684
Noble Energy	14,218	696
NuStar Energy L.P.	4,900	241
NuStar GP Holdings LLC	1,000	19
Occidental Petroleum Corp.	78,020	4,256
Oceaneering International, Inc. *	5,200	179
Oil States International, Inc. *	3,600	66
ONEOK Partners, L.P.	6,000	306
Overseas Shipholding Group, Inc.	3,700	132
OYO Geospace Corp. *	300	4
Panhandle Oil & Gas, Inc., Class A	2,000	41
Parallel Petroleum Corp. *	8,500	21
Parker Drilling Co. *	18,300	39
Patriot Coal Corp. *	3,700	19
Patterson-UTI Energy, Inc.	13,200	126
Peabody Energy Corp.	23,700	592
Penn Virginia Corp.	5,000	103
Penn Virginia GP Holdings L.P.	1,500	17
Penn Virginia Resource Partners L.P.	5,000	70
Petrohawk Energy Corp. *	21,600	426
Petroleum Development Corp. *	4,000	69
PetroQuest Energy, Inc. *	4,200	27
PHI, Inc. *	4,000	48
Pioneer Drilling Co. *	9,200	46
Pioneer Natural Resources Co.	10,133	148
Plains All American Pipeline L.P.	7,295	276
Plains Exploration & Production Co. *	9,765	206
Precision Drilling Trust	6,337	31
Pride International, Inc. *	15,700	253
Quicksilver Resources, Inc. *	8,400	58
RAM Energy Resources, Inc. *	4,000	4
Range Resources Corp.	14,100	505
Rex Energy Corp. *	8,000	19
Rosetta Resources, Inc. *	6,600	40
Rowan Cos., Inc.	8,400	106
RPC, Inc.	11,475	85
SandRidge Energy, Inc. *	6,000	40
Schlumberger Ltd.	105,000	4,285
SEACOR Holdings, Inc. *	1,250	81
Ship Finance International Ltd.	6,100	69
Smith International, Inc.	18,932	430
Southern Union Co.	9,874	127
Southwestern Energy Co. *	30,000	949
Spectra Energy Corp.	54,678	793
St. Mary Land & Exploration Co.	7,400	143
Stone Energy Corp. *	4,383	38
Sunoco Logistics Partners L.P.	2,000	108
Sunoco, Inc.	11,000	510
Superior Energy Services, Inc. *	9,900	154
Swift Energy Co. *	2,500	38
T-3 Energy Services, Inc. *	5,000	64
Targa Resources Partners L.P.	2,000	21
TC Pipelines L.P.	2,400	60
Teekay Corp.	6,000	105
Teekay LNG Partners L.P.	1,000	18
Tel Offshore Trust	83	—
TEPPCO Partners L.P.	10,000	251
Tesoro Corp.	12,100	208
TETRA Technologies, Inc. *	5,300	28
The Williams Cos., Inc.	51,360	727
Tidewater, Inc.	7,700	320
Transocean Ltd. *	7,512	410
Trico Marine Services, Inc. *	5,000	31
Ultra Petroleum Corp. *	13,000	466
Union Drilling, Inc. *	2,500	11
Unit Corp. *	4,400	110
USEC, Inc. *	14,300	73
VAALCO Energy, Inc. *	9,000	68
Valero Energy Corp.	50,980	1,230
Verenium Corp. *	1,100	1
W&T Offshore, Inc.	7,500	94
Walter Industries, Inc.	4,900	90
Warren Resources, Inc. *	5,000	9
Weatherford International Ltd. *	59,300	654
Western Refining, Inc.	5,600	65
Westmoreland Coal Co. *	6,500	59
Whiting Petroleum Corp. *	3,400	99
World Fuel Services Corp.	4,100	138
XTO Energy, Inc.	49,177	1,824

		111,364

Food & Staples Retailing 3.2%
Arden Group, Inc., Class A	600	69
BJ’s Wholesale Club, Inc. *	6,100	175
Casey’s General Stores, Inc.	5,100	108
Costco Wholesale Corp.	38,600	1,738
CVS Caremark Corp.	125,640	3,377
Ingles Markets, Inc., Class A	300	4
Nash Finch Co.	1,700	73
PriceSmart, Inc.	500	8
Ruddick Corp.	3,100	75

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Safeway, Inc.	35,900	769
Spartan Stores, Inc.	500	9
SUPERVALU, Inc.	19,832	348
Sysco Corp.	48,636	1,084
The Andersons, Inc.	1,000	16
The Great Atlantic & Pacific Tea Co., Inc. *	2,705	19
The Kroger Co.	63,800	1,436
The Pantry, Inc. *	1,000	17
United Natural Foods, Inc. *	2,600	40
Wal-Mart Stores, Inc.	359,100	16,921
Walgreen Co.	87,400	2,396
Weis Markets, Inc.	1,700	53
Whole Foods Market, Inc.	10,900	112

		28,847

Food, Beverage & Tobacco 5.5%
Alliance One International, Inc. *	10,800	26
Altria Group, Inc.	174,800	2,891
American Italian Pasta Co., Class A *	1,000	24
Archer-Daniels-Midland Co.	53,958	1,477
Bridgford Foods Corp. *	300	1
Brown-Forman Corp., Class B	12,390	563
Bunge Ltd.	8,000	344
Campbell Soup Co.	35,400	1,075
Chiquita Brands International, Inc. *	3,200	45
Coca-Cola Bottling Co.	400	18
Coca-Cola Enterprises, Inc.	30,000	337
ConAgra Foods, Inc.	43,293	740
Constellation Brands, Inc., Class A *	17,600	256
Corn Products International, Inc.	5,800	134
Dean Foods Co. *	11,113	215
Del Monte Foods Co.	16,031	107
Dr. Pepper Snapple Group, Inc. *	20,000	329
Flowers Foods, Inc.	7,158	154
Fresh Del Monte Produce, Inc. *	4,200	101
General Mills, Inc.	31,300	1,851
Green Mountain Coffee Roasters, Inc. *	2,700	103
Griffin Land & Nurseries, Inc.	300	10
H.J. Heinz Co.	27,900	1,018
Hansen Natural Corp. *	10,000	335
Hormel Foods Corp.	11,500	343
J & J Snack Foods Corp.	6,400	223
John B. Sanfilippo & Son, Inc. *	5,000	27
Kellogg Co.	34,400	1,503
Kraft Foods, Inc., Class A	147,513	4,138
Lancaster Colony Corp.	3,400	124
Lance, Inc.	2,900	55
Lorillard, Inc.	20,648	1,228
McCormick & Co., Inc.	11,300	362
Molson Coors Brewing Co., Class B	17,000	685
National Beverage Corp. *	4,500	39
PepsiAmericas, Inc.	13,200	213
PepsiCo, Inc.	140,800	7,072
Philip Morris International, Inc.	174,800	6,494
Ralcorp Holdings, Inc. *	6,700	397
Reynolds American, Inc.	22,664	865
Rocky Mountain Chocolate Factory, Inc.	2,427	16
Sanderson Farms, Inc.	1,750	63
Sara Lee Corp.	64,378	646
Smithfield Foods, Inc. *	6,300	75
Tasty Baking Co.	500	2
The Boston Beer Co., Inc., Class A *	2,500	63
The Coca-Cola Co.	210,200	8,980
The Hain Celestial Group, Inc. *	1,406	21
The Hershey Co.	19,400	723
The J.M. Smucker Co.	30,246	1,366
The Pepsi Bottling Group, Inc.	23,400	451
Tootsie Roll Industries, Inc.	2,535	61
TreeHouse Foods, Inc. *	1,722	45
Tyson Foods, Inc., Class A	30,340	268
Universal Corp., VA	4,800	147
Vector Group Ltd.	4,116	60
Zapata Corp. *	8,000	52

		48,961

Health Care Equipment & Services 4.8%
ABIOMED, Inc. *	800	11
Advanced Medical Optics, Inc. *	4,111	90
Aetna, Inc.	59,200	1,835
Align Technology, Inc. *	8,700	69
Alliance Imaging, Inc. *	1,800	16
Allscripts Healthcare Solutions, Inc.	1,900	16
Amedisys, Inc. *	3,334	137
America Service Group, Inc. *	3,550	41
American Medical Systems Holdings, Inc. *	7,800	83
AMERIGROUP Corp. *	4,300	120
AmerisourceBergen Corp.	20,648	750
AMN Healthcare Services, Inc. *	4,110	28
AmSurg Corp. *	2,300	45
Analogic Corp.	1,400	35
Aspect Medical Systems, Inc. *	3,700	14
athenahealth, Inc. *	1,000	36
Baxter International, Inc.	59,018	3,461
Beckman Coulter, Inc.	5,100	254
Becton, Dickinson & Co.	21,300	1,548
BioScrip, Inc. *	2,172	4
Boston Scientific Corp. *	109,568	972
Brookdale Senior Living, Inc.	300	2
C.R. Bard, Inc.	8,000	685
Cantel Medical Corp. *	3,571	54
Cardinal Health, Inc.	36,160	1,361
Catalyst Health Solutions, Inc. *	1,900	42
Centene Corp. *	4,000	71
Cerner Corp. *	8,400	283
Chemed Corp.	3,900	157
Chindex International, Inc. *	3,300	20
CIGNA Corp.	38,400	667
Community Health Systems, Inc. *	7,100	132

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
CONMED Corp. *	4,200	66
CorVel Corp. *	2,850	50
Coventry Health Care, Inc. *	23,937	362
Covidien Ltd.	44,525	1,707
Cross Country Healthcare, Inc. *	4,600	34
CryoLife, Inc. *	750	6
Cyberonics, Inc. *	1,200	18
DaVita, Inc. *	8,250	388
DENTSPLY International, Inc.	13,100	353
Eclipsys Corp. *	6,300	55
Edwards Lifesciences Corp. *	3,900	224
Express Scripts, Inc. *	25,200	1,355
Five Star Quality Care, Inc. *	135	—
Gen-Probe, Inc. *	3,400	153
Gentiva Health Services, Inc. *	3,250	82
Greatbatch, Inc. *	1,100	26
Haemonetics Corp. *	3,700	219
Hanger Orthopedic Group, Inc. *	5,400	74
Health Management Associates, Inc., Class A *	15,900	25
Health Net, Inc. *	9,100	133
Healthspring, Inc. *	4,600	80
HealthTronics, Inc. *	3,500	6
Healthways, Inc. *	3,100	43
Henry Schein, Inc. *	7,600	284
Hill-Rom Holdings, Inc.	5,800	82
Hlth Corp. *	21,926	250
Hologic, Inc. *	21,112	249
Home Diagnostics, Inc. *	2,500	17
Hospira, Inc. *	14,070	350
Humana, Inc. *	18,900	717
ICU Medical, Inc. *	550	17
IDEXX Laboratories, Inc. *	5,000	164
Immucor, Inc. *	6,795	188
IMS Health, Inc.	19,300	280
Integra LifeSciences Holdings *	1,100	31
Intuitive Surgical, Inc. *	2,050	212
Invacare Corp.	2,000	38
inVentiv Health, Inc. *	4,733	45
Inverness Medical Innovations, Inc. *	6,441	158
Kindred Healthcare, Inc. *	4,624	63
Kinetic Concepts, Inc. *	5,600	135
Laboratory Corp. of America Holdings *	12,800	758
Landauer, Inc.	1,100	75
LCA-Vision, Inc.	2,500	6
LifePoint Hospitals, Inc. *	3,707	84
Lincare Holdings, Inc. *	7,100	171
Magellan Health Services, Inc. *	3,007	109
McKesson Corp.	25,400	1,123
MedCath Corp. *	1,500	9
Medco Health Solutions, Inc. *	50,066	2,249
Medical Action Industries, Inc. *	3,750	32
MEDNAX, Inc. *	6,000	201
Medtronic, Inc.	100,374	3,362
Meridian Bioscience, Inc.	11,250	239
Merit Medical Systems, Inc. *	2,222	34
Molina Healthcare, Inc. *	2,500	44
National Healthcare Corp.	600	27
Neogen Corp. *	937	25
NOVT Corp. *	400	—
Odyssey HealthCare, Inc. *	2,250	22
Omnicare, Inc.	10,000	280
OraSure Technologies, Inc. *	1,500	4
Owens & Minor, Inc.	2,000	80
Patterson Cos., Inc. *	10,600	195
PDI, Inc. *	2,900	13
PharMerica Corp. *	3,413	56
PSS World Medical, Inc. *	5,800	92
Psychiatric Solutions, Inc. *	4,400	114
Quest Diagnostics, Inc.	19,820	978
RehabCare Group, Inc. *	4,000	56
Res-Care, Inc. *	4,500	61
ResMed, Inc. *	7,000	279
RTI Biologics, Inc. *	1,700	4
SonoSite, Inc. *	1,600	30
St. Jude Medical, Inc. *	29,600	1,077
STERIS Corp.	6,100	162
Stryker Corp.	31,100	1,314
Sunrise Senior Living, Inc. *	3,400	4
SXC Health Solutions Corp. *	173	3
Teleflex, Inc.	4,300	229
Tenet Healthcare Corp. *	36,650	39
The Cooper Cos., Inc.	2,781	53
Thoratec Corp. *	5,636	163
U.S. Physical Therapy, Inc. *	3,500	43
UnitedHealth Group, Inc.	118,880	3,368
Universal American Financial Corp. *	4,000	40
Universal Health Services, Inc., Class B	4,000	151
Utah Medical Products, Inc.	2,500	61
Varian Medical Systems, Inc. *	11,900	442
VCA Antech, Inc. *	7,900	149
WellCare Health Plans, Inc. *	3,200	47
WellPoint, Inc. *	57,723	2,393
West Pharmaceutical Services, Inc.	4,600	153
Wright Medical Group, Inc. *	4,200	87
Young Innovations, Inc.	2,000	31
Zimmer Holdings, Inc. *	20,300	739

		43,338

Household & Personal Products 2.5%
Alberto-Culver Co.	9,450	231
Avon Products, Inc.	39,000	797
Central Garden & Pet Co. *	1,600	10
Central Garden & Pet Co., Class A *	3,200	19
Chattem, Inc. *	1,200	81
Church & Dwight Co., Inc.	4,950	263
Colgate-Palmolive Co.	46,500	3,024
Energizer Holdings, Inc. *	6,333	302
Herbalife Ltd.	5,800	119
Inter Parfums, Inc.	1,013	6
Kimberly-Clark Corp.	40,639	2,092

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
NBTY, Inc. *	5,400	102
Nu Skin Enterprises, Inc., Class A	6,500	62
Nutraceutical International Corp. *	5,000	44
Oil-Dri Corp. of America	500	8
Spectrum Brands, Inc. *	2,800	—
The Clorox Co.	12,200	612
The Estee Lauder Cos., Inc., Class A	12,800	336
The Procter & Gamble Co.	264,215	14,400
USANA Health Sciences, Inc. *	3,500	81
WD-40 Co.	1,600	40

		22,629

Insurance 4.1%
21st Century Holding Co.	1,500	6
Aflac, Inc.	42,600	989
Alleghany Corp. *	228	62
Allied World Assurance Co. Holdings Ltd.	4,900	185
Ambac Financial Group, Inc.	7,750	9
American Financial Group, Inc.	10,750	183
American International Group, Inc.	111,922	143
American National Insurance Co.	1,300	73
American Physicians Capital, Inc.	3,750	159
AmTrust Financial Services, Inc.	7,500	62
Aon Corp.	25,500	945
Arch Capital Group Ltd. *	6,900	415
Argo Group International Holdings Ltd. *	1,556	48
Arthur J. Gallagher & Co.	6,800	160
Aspen Insurance Holdings Ltd.	7,000	155
Assurant, Inc.	11,500	304
Axis Capital Holdings Ltd.	12,200	296
Baldwin & Lyons, Inc., Class B	750	13
Berkshire Hathaway, Inc., Class A *	143	12,799
Brown & Brown, Inc.	11,000	210
Cincinnati Financial Corp.	13,450	295
Citizens, Inc. *	5,000	41
CNA Financial Corp.	20,900	243
CNA Surety Corp. *	4,700	78
Conseco, Inc. *	16,000	37
Crawford & Co., Class B *	1,600	14
Delphi Financial Group, Inc., Class A	6,772	103
Eastern Insurance Holdings, Inc.	2,500	26
EMC Insurance Group, Inc.	1,200	23
Employers Holdings, Inc.	4,200	57
Endurance Specialty Holdings Ltd.	5,000	136
Erie Indemnity Co., Class A	5,500	195
Everest Re Group Ltd.	5,900	372
FBL Financial Group, Inc., Class A	2,090	22
Fidelity National Financial, Inc., Class A	17,327	253
First American Corp.	7,800	170
FPIC Insurance Group, Inc. *	400	16
Genworth Financial, Inc., Class A	37,500	87
Hanover Insurance Group, Inc.	4,900	198
Harleysville Group, Inc.	1,800	51
HCC Insurance Holdings, Inc.	10,950	256
Hilltop Holdings, Inc. *	3,726	37
Horace Mann Educators Corp.	4,300	40
Independence Holding Co.	2,700	8
Infinity Property & Casualty Corp.	2,500	96
IPC Holdings Ltd.	5,000	128
LandAmerica Financial Group, Inc.	5,300	—
Lincoln National Corp.	21,926	332
Loews Corp.	35,645	870
Markel Corp. *	300	81
Marsh & McLennan Cos., Inc.	43,000	831
MBIA, Inc. *	11,250	43
Mercury General Corp.	5,400	209
MetLife, Inc.	72,000	2,069
Montpelier Re Holdings Ltd.	8,100	115
National Financial Partners Corp.	2,500	6
National Western Life Insurance Co., Class A	300	37
NYMAGIC, Inc.	2,100	36
Odyssey Re Holdings Corp.	5,400	254
Old Republic International Corp.	20,437	211
OneBeacon Insurance Group Ltd.	8,200	69
PartnerRe Ltd.	5,400	354
Penn Treaty American Corp. *	150	—
PMA Capital Corp., Class A *	700	4
Presidential Life Corp.	1,000	10
Principal Financial Group, Inc.	25,400	421
ProAssurance Corp. *	1,670	79
Protective Life Corp.	5,500	46
Prudential Financial, Inc.	45,500	1,172
Reinsurance Group of America, Inc.	5,100	182
RenaissanceRe Holdings Ltd.	5,800	259
RLI Corp.	2,800	158
Safety Insurance Group, Inc.	1,000	35
Selective Insurance Group, Inc.	5,400	83
StanCorp Financial Group, Inc.	5,000	129
State Auto Financial Corp.	3,800	84
Stewart Information Services Corp.	1,400	21
The Allstate Corp.	58,874	1,276
The Chubb Corp.	33,094	1,409
The Hartford Financial Services Group, Inc.	24,400	321
The Navigators Group, Inc. *	1,500	77
The Phoenix Cos., Inc.	9,500	17
The Progressive Corp. *	85,200	1,035
The Travelers Cos., Inc.	54,550	2,108
Torchmark Corp.	10,600	318
Transatlantic Holdings, Inc.	6,437	207
United Fire & Casualty Co.	5,000	100
Unitrin, Inc.	5,600	71
Unum Group	23,914	339
W. R. Berkley Corp.	22,950	608
Wesco Financial Corp.	200	60
White Mountains Insurance Group Ltd.	200	48

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
XL Capital Ltd., Class A	14,700	43
Zenith National Insurance Corp.	3,400	95

		36,530

Materials 3.4%
A. Schulman, Inc.	2,300	35
A.M. Castle & Co.	4,000	34
AbitibiBowater, Inc. *	1,196	1
AEP Industries, Inc. *	1,900	27
Air Products & Chemicals, Inc.	17,700	890
Airgas, Inc.	7,500	265
AK Steel Holding Corp.	9,527	77
Albemarle Corp.	9,000	200
Alcoa, Inc.	71,664	558
Allegheny Technologies, Inc.	7,700	170
AptarGroup, Inc.	6,900	213
Arch Chemicals, Inc.	2,700	61
Ashland, Inc.	6,523	52
Ball Corp.	8,700	334
Bemis Co., Inc.	8,900	201
Brush Engineered Materials, Inc. *	4,000	50
Buckeye Technologies, Inc. *	7,700	22
Cabot Corp.	5,200	69
Calgon Carbon Corp. *	4,000	50
Carpenter Technology Corp.	5,000	82
Celanese Corp., Series A	12,500	133
Century Aluminum Co. *	3,100	11
CF Industries Holdings, Inc.	4,400	207
Clearwater Paper Corp. *	786	9
Cliffs Natural Resources, Inc.	10,300	239
Commercial Metals Co.	9,000	103
Compass Minerals International, Inc.	5,000	301
Crown Holdings, Inc. *	13,400	251
Cytec Industries, Inc.	3,600	74
Deltic Timber Corp.	700	28
Domtar Corp. *	39,000	58
E.I. du Pont de Nemours & Co.	78,195	1,795
Eagle Materials, Inc.	4,143	75
Eastman Chemical Co.	8,100	210
Ecolab, Inc.	21,500	730
Ferro Corp.	8,200	32
FMC Corp.	6,200	277
Freeport-McMoRan Copper & Gold, Inc.	30,122	757
Glatfelter	4,000	35
Goldcorp, Inc.	18,759	555
Greif, Inc., Class A	7,400	224
H.B. Fuller Co.	6,500	91
Hawkins, Inc.	1,900	28
Headwaters, Inc. *	7,500	34
Hecla Mining Co. *	12,000	32
Horsehead Holding Corp. *	4,000	16
Huntsman Corp.	17,500	47
Innophos Holdings, Inc.	6,500	98
International Flavors & Fragrances, Inc.	7,400	212
International Paper Co.	39,304	358
Koppers Holdings, Inc.	2,500	41
Kronos Worldwide, Inc.	6,060	86
Landec Corp. *	6,500	36
Louisiana-Pacific Corp.	8,300	17
Martin Marietta Materials, Inc.	4,200	338
Material Sciences Corp. *	8,000	11
MeadWestvaco Corp.	14,474	168
Minerals Technologies, Inc.	3,100	117
Mod-Pac Corp. *	500	1
Monsanto Co.	48,290	3,673
Myers Industries, Inc.	8,080	51
Nalco Holding Co.	13,600	133
Neenah Paper, Inc.	1,231	8
NewMarket Corp.	2,000	63
Newmont Mining Corp.	38,251	1,522
NL Industries, Inc.	7,800	90
Nucor Corp.	27,000	1,101
Olin Corp.	7,320	103
OM Group, Inc. *	2,400	47
Omnova Solutions, Inc. *	3,400	3
Owens-Illinois, Inc. *	13,700	260
Packaging Corp. of America	8,500	121
Pactiv Corp. *	12,400	268
Penford Corp.	5,200	45
PolyOne Corp. *	7,200	15
PPG Industries, Inc.	13,900	522
Praxair, Inc.	25,700	1,600
Reliance Steel & Aluminum Co.	8,500	188
Rock-Tenn Co., Class A	4,500	140
Rockwood Holdings, Inc. *	5,900	44
Rohm & Haas Co.	26,753	1,476
Royal Gold, Inc.	2,200	106
RPM International, Inc.	9,600	118
RTI International Metals, Inc. *	1,500	20
Schnitzer Steel Industries, Inc., Class A	1,650	65
Schweitzer-Mauduit International, Inc.	3,300	71
Sealed Air Corp.	14,500	196
Sensient Technologies Corp.	4,800	103
Sigma-Aldrich Corp.	12,600	455
Silgan Holdings, Inc.	5,800	266
Sims Group Ltd.	5,125	55
Sonoco Products Co.	8,000	183
Southern Copper Corp.	68,400	953
Spartech Corp.	8,200	26
Steel Dynamics, Inc.	14,000	149
Stepan Co.	1,200	44
Stillwater Mining Co. *	11,233	47
Temple-Inland, Inc.	8,800	50
Terra Industries, Inc.	7,500	154
Terra Nitrogen Co., L.P.	3,000	367
Texas Industries, Inc.	1,000	23
The Dow Chemical Co.	78,766	913
The Lubrizol Corp.	5,400	184
The Mosaic Co.	36,000	1,284
The Scotts Miracle-Gro Co., Class A	5,600	180
The Valspar Corp.	8,400	146

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Titanium Metals Corp.	11,307	80
United States Steel Corp.	9,900	297
Valhi, Inc.	8,600	128
Vulcan Materials Co.	7,592	376
Wausau Paper Corp.	8,700	83
Westlake Chemical Corp.	5,100	70
Weyerhaeuser Co.	18,250	499
Worthington Industries, Inc.	7,200	72
Yamana Gold, Inc.	14,751	119
Zep, Inc.	6,600	73

		30,654

Media 2.8%
4Kids Entertainment, Inc. *	4,000	7
AH Belo Corp., Class A	1,880	4
Alloy, Inc. *	3,500	17
Arbitron, Inc.	2,120	32
Ascent Media Corp., Class A *	1,116	29
Belo Corp., Class A	9,400	13
Cablevision Systems Corp., Class A	21,100	338
Carmike Cinemas, Inc.	2,500	5
CBS Corp., Class B	72,006	412
CKX, Inc. *	7,300	24
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	149
Comcast Corp., Class A	227,004	3,326
Comcast Corp., Special Class A	64,200	891
Cox Radio, Inc., Class A *	4,600	23
Crown Media Holdings, Inc., Class A *	6,000	10
Cumulus Media Inc., Class A *	4,351	7
Daily Journal Corp. *	500	18
Discovery Communications, Inc., Series A *	11,161	162
Discovery Communications, Inc., Series C *	11,161	160
DISH Network Corp., Class A *	37,700	484
DreamWorks Animation SKG, Inc., Class A *	8,200	180
Entercom Communications Corp., Class A	3,000	4
Gannett Co., Inc.	19,500	113
Harte-Hanks, Inc.	8,100	51
Hearst-Argyle Television, Inc.	7,500	30
Interactive Data Corp.	20,700	472
John Wiley & Sons, Inc., Class A	6,300	223
Journal Communications, Inc., Class A	7,500	13
Journal Register Co. *	3,200	—
Lakes Entertainment, Inc. *	1,800	5
Lamar Advertising Co., Class A *	9,200	83
Liberty Global, Inc., Series A *	37,575	547
Liberty Global, Inc., Series C *	12,601	180
Liberty Media Corp - Entertainment, Series A *	44,644	819
Liberty Media Corp. - Capital, Series A *	11,161	61
Live Nation, Inc. *	6,215	32
Martha Stewart Living Omnimedia, Inc., Class A *	3,900	9
Marvel Entertainment, Inc. *	11,700	322
Media General, Inc., Class A	2,000	4
Mediacom Communications Corp., Class A *	7,600	41
Meredith Corp.	3,800	61
Morningstar, Inc. *	3,200	111
News Corp., Class A	253,950	1,623
Omnicom Group, Inc.	33,600	870
Playboy Enterprises, Inc., Class B *	4,500	8
Radio One, Inc., Class A *	9,500	6
Regal Entertainment Group, Class A	12,100	121
Salem Communications Corp., Class A *	900	1
Scholastic Corp.	2,200	24
Scripps Networks Interactive, Class A	12,000	258
Sinclair Broadcast Group, Inc., Class A	7,300	14
The DIRECTV Group, Inc. *	101,476	2,222
The E.W. Scripps Co., Class A	4,000	6
The Interpublic Group of Cos., Inc. *	34,537	115
The McGraw-Hill Cos., Inc.	34,600	761
The New York Times Co., Class A	13,200	66
The Walt Disney Co.	185,410	3,834
The Washington Post Co., Class B	600	234
Time Warner Cable, Inc., Class A *	75,000	1,397
Time Warner, Inc.	367,052	3,425
Valassis Communications, Inc. *	3,700	5
Value Line, Inc.	300	11
Viacom, Inc., Class B *	56,606	835
Virgin Media, Inc.	15,000	68
Voyager Learning Co. *	1,700	3
Warner Music Group Corp.	11,700	24
World Wrestling Entertainment, Inc., Class A	4,900	48
Xanadoo Co., Class A *	63	19

		25,470

Pharmaceuticals, Biotechnology & Life Sciences 9.9%
Abbott Laboratories	136,705	7,579
Abraxis BioScience *	2,500	173
Accelrys, Inc. *	4,300	16
Acura Pharmaceuticals, Inc. *	1,000	4
Adolor Corp. *	8,700	17
Affymax, Inc. *	2,900	38
Affymetrix, Inc. *	8,900	28
Albany Molecular Research, Inc. *	5,600	48
Alexion Pharmaceuticals, Inc. *	6,200	229
Alkermes, Inc. *	8,500	97
Allergan, Inc.	26,468	1,009
Alnylam Pharmaceuticals, Inc. *	7,400	156
Amgen, Inc. *	103,268	5,664

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Amicus Therapeutics, Inc. *	500	4
Amylin Pharmaceuticals, Inc. *	12,400	143
Aphton Corp. *	800	—
Arena Pharmaceuticals, Inc. *	800	3
ArQule, Inc. *	8,800	35
Bio-Rad Laboratories, Inc., Class A *	3,000	191
BioCryst Pharmaceuticals, Inc. *	1,400	3
Biogen Idec, Inc. *	28,125	1,368
BioMarin Pharmaceuticals, Inc. *	7,300	141
Bristol-Myers Squibb Co.	177,250	3,795
Bruker Corp. *	2,100	8
Caliper Life Sciences, Inc. *	700	1
Cambrex Corp. *	8,900	29
Caraco Pharmaceutical Laboratories Ltd. *	2,000	9
Celera Corp. *	9,600	81
Celgene Corp. *	44,091	2,335
Cephalon, Inc. *	6,000	463
Charles River Laboratories International, Inc. *	6,416	157
Clinical Data, Inc. *	175	1
Cougar Biotechnology, Inc. *	1,000	29
Covance, Inc. *	5,800	224
Cubist Pharmaceuticals, Inc. *	8,900	191
CV Therapeutics, Inc. *	5,500	86
Cypress Bioscience, Inc. *	4,000	34
Dendreon Corp. *	1,400	5
Dionex Corp. *	5,200	263
Durect Corp. *	2,000	6
Dyax Corp. *	2,000	7
Eli Lilly & Co.	106,400	3,918
Emergent Biosolutions, Inc. *	4,000	88
Endo Pharmaceuticals Holdings, Inc. *	10,500	236
Enzo Biochem, Inc. *	5,781	28
Enzon Pharmaceuticals, Inc. *	8,900	58
eResearch Technology, Inc. *	5,625	33
Exelixis, Inc. *	7,300	36
Facet Biotech Corp. *	1,900	12
Forest Laboratories, Inc. *	27,500	689
Genentech, Inc. *	95,300	7,742
Genzyme Corp. *	24,732	1,704
Geron Corp. *	1,000	8
Gilead Sciences, Inc. *	84,840	4,307
GTx, Inc. *	3,000	33
Harvard Bioscience, Inc. *	500	1
Human Genome Sciences, Inc. *	5,100	9
Illumina, Inc. *	9,200	252
ImmunoGen, Inc. *	1,500	6
Impax Laboratories, Inc. *	1,600	7
Incyte Corp. *	2,600	8
Indevus Pharmaceuticals, Inc. *	1,800	10
Inspire Pharmaceuticals, Inc. *	1,300	5
InterMune, Inc. *	1,100	13
Isis Pharmaceuticals, Inc. *	7,300	103
Johnson & Johnson	251,370	14,501
Kendle International, Inc. *	2,700	52
King Pharmaceuticals, Inc. *	22,516	197
Lexicon Pharmaceuticals, Inc. *	6,900	8
Life Technologies Corp. *	14,562	371
Ligand Pharmaceuticals, Inc., Class B *	2,689	6
Luminex Corp. *	7,800	159
MAP Pharmaceuticals, Inc. *	500	5
Martek Biosciences Corp. *	3,000	79
Matrixx Initiatives, Inc. *	2,700	47
Maxygen, Inc. *	6,500	56
Medarex, Inc. *	15,600	93
Medicis Pharmaceutical Corp., Class A	5,900	82
Merck & Co., Inc.	194,552	5,554
Millipore Corp. *	5,100	281
Momenta Pharmaceuticals, Inc. *	4,000	43
Mylan, Inc. *	25,500	289
Myriad Genetics, Inc. *	7,400	552
Nabi Biopharmaceuticals *	2,800	12
Nektar Therapeutics *	2,200	9
Neurocrine Biosciences, Inc. *	1,400	5
Noven Pharmaceuticals, Inc. *	5,800	58
NPS Pharmacuticals, Inc. *	1,000	6
Onyx Pharmaceuticals, Inc. *	4,500	137
OSI Pharmaceuticals, Inc. *	4,998	178
Pain Therapeutics, Inc. *	7,400	49
Par Pharmaceutical Cos., Inc. *	5,900	73
PAREXEL International Corp. *	4,800	47
PDL BioPharma, Inc.	9,500	61
PerkinElmer, Inc.	11,477	145
Perrigo Co.	7,300	214
Pfizer, Inc.	610,192	8,897
Pharmaceutical Product Development, Inc.	10,000	239
Pharmanet Development Group, Inc. *	8,500	11
POZEN, Inc. *	1,300	9
Regeneron Pharmaceuticals, Inc. *	9,200	161
Salix Pharmaceuticals Ltd. *	4,000	32
Sangamo BioSciences, Inc. *	1,200	5
Savient Pharmaceuticals, Inc. *	2,300	13
Schering-Plough Corp.	144,750	2,542
Sepracor, Inc. *	9,100	138
Sucampo Pharmaceuticals, Inc., Class A *	1,500	7
SuperGen, Inc. *	900	2
Synta Pharmaceuticals Corp. *	4,000	35
Techne Corp.	3,800	228
Teva Pharmaceutical Industries Ltd. ADR	5,507	228
The Medicines Co. *	8,300	106
Thermo Fisher Scientific, Inc. *	37,302	1,340
United Therapeutics Corp. *	3,000	204
Valeant Pharmaceuticals International *	7,900	171
Varian, Inc. *	5,800	161
Vertex Pharmaceuticals, Inc. *	12,644	418

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Vical, Inc. *	1,600	3
ViroPharma, Inc. *	10,000	120
VIVUS, Inc. *	4,000	20
Warner Chilcott Ltd., Class A *	24,500	337
Waters Corp. *	8,700	315
Watson Pharmaceuticals, Inc. *	7,732	211
Wyeth	119,400	5,131
XenoPort, Inc. *	2,500	65
ZymoGenetics, Inc. *	2,000	8

		88,502

Real Estate 1.5%
Alexander’s, Inc.	700	135
Alexandria Real Estate Equities, Inc.	2,500	148
AMB Property Corp.	11,300	182
American Land Lease, Inc.	1,700	23
American Realty Investors, Inc. *	1,537	13
Annaly Capital Management, Inc.	47,400	718
Anthracite Capital, Inc.	4,900	8
Anworth Mortgage Asset Corp.	1,000	6
Apartment Investment & Management Co., Class A	10,711	95
AvalonBay Communities, Inc.	8,600	446
Avatar Holdings, Inc. *	2,500	65
BioMed Realty Trust, Inc.	7,000	77
Boston Properties, Inc.	13,400	580
Brandywine Realty Trust	7,363	44
BRE Properties, Inc.	5,000	127
Brookfield Properties Corp.	35,200	190
Camden Property Trust	4,800	126
Capstead Mortgage Corp.	6,240	67
CB Richard Ellis Group, Inc., Class A *	17,500	63
CBL & Associates Properties, Inc.	4,400	18
Colonial Properties Trust	2,567	19
Consolidated-Tomoka Land Co.	900	26
Corporate Office Properties Trust	3,500	92
Cousins Properties, Inc.	5,200	50
DCT Industrial Trust, Inc.	14,500	53
Developers Diversified Realty Corp.	10,112	48
Digital Realty Trust, Inc.	7,000	223
Douglas Emmett, Inc.	9,000	84
Duke Realty Corp.	12,990	120
EastGroup Properties, Inc.	900	27
Entertainment Properties Trust	2,200	50
Equity Lifestyle Properties, Inc.	3,000	113
Equity One, Inc.	6,600	94
Equity Residential	24,700	591
Essex Property Trust, Inc.	3,600	238
Extra Space Storage, Inc.	7,500	61
Federal Realty Investment Trust	5,200	263
FelCor Lodging Trust, Inc.	5,700	8
First Industrial Realty Trust, Inc.	2,600	14
Forest City Enterprises, Inc., Class A	10,400	70
Forestar Group, Inc. *	2,933	33
Franklin Street Properties Corp.	6,500	74
Getty Realty Corp.	2,000	41
Glimcher Realty Trust	3,800	7
Gramercy Capital Corp.	1,028	1
Hatteras Financial Corp.	4,000	99
HCP, Inc.	22,648	529
Health Care REIT, Inc.	9,700	367
Healthcare Realty Trust, Inc.	4,900	81
Highwoods Properties, Inc.	5,600	126
Home Properties, Inc.	2,500	90
Hospitality Properties Trust	8,500	114
Host Hotels & Resorts, Inc.	45,254	243
HRPT Properties Trust	19,000	60
Inland Real Estate Corp.	5,500	54
Investors Real Estate Trust	5,000	50
iStar Financial, Inc.	9,390	10
Jones Lang LaSalle, Inc.	2,300	54
Kilroy Realty Corp.	1,800	41
Kimco Realty Corp.	23,195	334
LaSalle Hotel Properties	3,500	29
Lexington Realty Trust	3,000	13
Liberty Property Trust	8,300	166
LTC Properties, Inc.	2,800	58
Mack-Cali Realty Corp.	5,900	120
Maguire Properties, Inc. *	3,000	6
Maui Land & Pineapple Co., Inc. *	800	7
MFA Financial, Inc.	17,500	100
Mid-America Apartment Communities, Inc.	2,500	74
National Health Investors, Inc.	3,100	81
National Retail Properties, Inc.	7,320	106
Nationwide Health Properties, Inc.	8,100	207
New Century Financial Corp. (a)(d)*	3,600	—
OMEGA Healthcare Investors, Inc.	6,784	99
Parkway Properties, Inc.	500	7
Pennsylvania Real Estate Investment Trust	2,500	11
Plum Creek Timber Co., Inc.	15,047	463
PMC Commercial Trust	1,500	11
Post Properties, Inc.	2,200	29
Potlatch Corp.	2,753	69
ProLogis	23,854	239
PS Business Parks, Inc.	3,000	129
Public Storage	14,590	903
RAIT Financial Trust	3,300	6
Ramco-Gershenson Properties Trust	1,400	7
Rayonier, Inc.	7,388	217
Realty Income Corp.	8,600	166
Redwood Trust, Inc.	2,500	32
Regency Centers Corp.	5,700	201
Reis, Inc. *	1,400	7
Saul Centers, Inc.	2,100	69
Senior Housing Properties Trust	7,450	121
SL Green Realty Corp.	4,750	75
Sovran Self Storage, Inc.	800	21
Sun Communities, Inc.	3,000	36

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Tanger Factory Outlet Centers, Inc.	1,600	48
Taubman Centers, Inc.	4,100	81
Tejon Ranch Co. *	674	15
The Macerich Co.	5,200	77
The St. Joe Co. *	9,300	224
UDR, Inc.	11,900	140
UMH Properties, Inc.	1,600	10
Universal Health Realty Income Trust	900	28
Urstadt Biddle Properties	500	7
Urstadt Biddle Properties, Class A	1,000	15
Ventas, Inc.	12,800	357
Vornado Realty Trust	16,000	813
Washington Real Estate Investment Trust	3,100	74
Weingarten Realty Investors	7,975	129

		13,686

Retailing 2.9%
99 Cents Only Stores *	3,066	26
Aaron Rents, Inc.	6,250	137
Aaron Rents, Inc., Class A	2,175	38
Abercrombie & Fitch Co., Class A	5,800	104
Advance Auto Parts, Inc.	9,540	312
Aeropostale, Inc. *	6,600	139
Amazon.com, Inc. *	41,700	2,453
America’s Car-Mart, Inc. *	3,750	34
American Eagle Outfitters, Inc.	18,150	164
AnnTaylor Stores Corp. *	9,825	48
Asbury Automotive Group, Inc.	4,100	15
Audiovox Corp., Class A *	1,600	7
AutoNation, Inc. *	21,600	200
AutoZone, Inc. *	6,100	811
Barnes & Noble, Inc.	7,400	122
Bed Bath & Beyond, Inc. *	23,700	551
Best Buy Co., Inc.	39,225	1,099
Big Lots, Inc. *	11,100	149
Blockbuster, Inc., Class A *	15,300	20
Brown Shoe Co., Inc.	6,675	31
Cabela’s, Inc. *	3,500	20
CarMax, Inc. *	17,046	141
Charlotte Russe Holding, Inc. *	2,500	13
Charming Shoppes, Inc. *	10,200	11
Chico’s FAS, Inc. *	13,300	53
Christopher & Banks Corp.	2,900	11
Coldwater Creek, Inc. *	8,502	24
Collective Brands, Inc. *	5,906	63
Destination Maternity Corp. *	2,500	21
Dick’s Sporting Goods, Inc. *	11,000	121
Dillard’s, Inc., Class A	5,500	24
Dollar Tree, Inc. *	8,650	369
DSW, Inc., Class A *	3,500	35
Duckwall-ALCO Stores, Inc. *	1,800	16
Expedia, Inc. *	31,345	280
Family Dollar Stores, Inc.	12,700	353
Foot Locker, Inc.	14,100	104
GameStop Corp., Class A *	12,048	299
Genesco, Inc. *	4,300	66
Genuine Parts Co.	13,500	432
Group 1 Automotive, Inc.	1,400	14
Guess?, Inc.	7,900	127
Hibbett Sports, Inc. *	3,543	48
Hollywood Media Corp. *	1,100	1
HSN, Inc. *	6,269	30
J. Crew Group, Inc. *	5,500	55
J.C. Penney Co., Inc.	27,400	459
Kohl’s Corp. *	28,300	1,039
Liberty Media Corp. — Interactive Class A *	55,809	175
Limited Brands, Inc.	31,520	250
Lithia Motors, Inc., Class A	700	2
Lowe’s Cos., Inc.	130,500	2,384
Macy’s, Inc.	42,952	384
MarineMax, Inc. *	800	1
Midas, Inc. *	6,800	60
Monro Muffler Brake, Inc.	1,575	38
Netflix, Inc. *	6,000	217
Nordstrom, Inc.	20,600	261
O’Reilly Automotive, Inc. *	5,899	172
Office Depot, Inc. *	26,000	56
OfficeMax, Inc.	6,400	35
Pacific Sunwear of California, Inc. *	7,475	9
Penske Auto Group, Inc.	2,000	15
PetSmart, Inc.	11,100	208
Pomeroy IT Solutions, Inc. *	2,100	6
Priceline.com, Inc. *	3,983	267
RadioShack Corp.	10,700	123
Rent-A-Center, Inc. *	7,750	115
Retail Ventures, Inc. *	5,000	12
REX Stores Corp. *	1,875	11
Ross Stores, Inc.	13,400	394
Saks, Inc. *	10,800	27
Sally Beauty Holdings, Inc. *	6,950	33
Sears Holdings Corp. *	12,885	527
Shoe Carnival, Inc. *	1,200	9
Sonic Automotive, Inc., Class A	1,400	3
Stage Stores, Inc.	2,700	19
Staples, Inc.	61,800	985
Stein Mart, Inc. *	3,800	4
Systemax, Inc.	2,500	25
Target Corp.	69,800	2,178
The Buckle, Inc.	7,875	167
The Cato Corp., Class A	4,300	57
The Children’s Place Retail Stores, Inc. *	1,800	34
The Dress Barn, Inc. *	6,000	52
The Finish Line, Inc., Class A	5,061	24
The Gap, Inc.	73,900	834
The Gymboree Corp. *	2,500	61
The Home Depot, Inc.	151,070	3,253
The Men’s Wearhouse, Inc.	3,600	42
The Pep Boys — Manny, Moe & Jack	5,000	14
The Sherwin-Williams Co.	13,000	621
The Talbots, Inc.	5,700	12

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The TJX Cos., Inc.	40,400	785
The Wet Seal, Inc., Class A *	6,000	16
Ticketmaster Entertainment, Inc. *	6,269	37
Tiffany & Co.	11,500	239
Tractor Supply Co. *	4,000	135
Trans World Entertainment Corp. *	1,500	1
TravelCenters of America LLC *	600	1
Tuesday Morning Corp. *	2,500	3
Tween Brands, Inc. *	1,742	5
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,000	23
Urban Outfitters, Inc. *	12,800	199
West Marine, Inc. *	2,500	13
Williams-Sonoma, Inc.	9,200	73
Winmark Corp. *	1,200	12
Zale Corp. *	5,020	6

		26,413

Semiconductors & Semiconductor Equipment 2.0%
Actel Corp. *	1,100	10
Advanced Energy Industries, Inc. *	3,900	35
Advanced Micro Devices, Inc. *	34,200	75
Altera Corp.	30,400	468
Amkor Technology, Inc. *	14,400	33
ANADIGICS, Inc. *	1,150	2
Analog Devices, Inc.	30,200	603
Applied Materials, Inc.	139,098	1,303
Atmel Corp. *	37,900	127
ATMI, Inc. *	1,400	19
Broadcom Corp., Class A *	46,700	740
Brooks Automation, Inc. *	5,585	26
Cabot Microelectronics Corp. *	660	15
CEVA, Inc. *	433	3
Cirrus Logic, Inc. *	3,800	11
Cohu, Inc.	1,100	11
Cree, Inc. *	6,000	120
Cymer, Inc. *	4,200	86
Cypress Semiconductor Corp. *	8,500	38
Diodes, Inc. *	6,412	42
DSP Group, Inc. *	3,300	21
EMCORE Corp. *	1,500	2
Entegris, Inc. *	14,299	20
Exar Corp. *	3,834	26
Fairchild Semiconductor International, Inc. *	8,600	39
FEI Co. *	1,500	27
FormFactor, Inc. *	2,500	39
hi/fn, Inc. *	800	3
Integrated Device Technology, Inc. *	16,120	93
Integrated Silicon Solution, Inc. *	3,038	5
Intel Corp.	515,832	6,654
International Rectifier Corp. *	6,600	90
Intersil Corp., Class A	12,364	115
IXYS Corp.	900	6
KLA-Tencor Corp.	15,000	301
Kopin Corp. *	2,500	4
Kulicke & Soffa Industries, Inc. *	4,400	7
Lam Research Corp. *	11,600	234
Lattice Semiconductor Corp. *	4,600	7
Linear Technology Corp.	25,000	585
LSI Corp. *	62,387	198
Marvell Technology Group Ltd. *	32,400	236
MEMC Electronic Materials, Inc. *	21,300	290
Micrel, Inc.	6,800	52
Microchip Technology, Inc.	16,475	313
Micron Technology, Inc. *	52,699	196
Microsemi Corp. *	7,652	64
MIPS Technologies, Inc. *	1,100	2
MKS Instruments, Inc. *	4,300	60
MoSys, Inc. *	1,200	2
Nanometrics, Inc. *	300	—
National Semiconductor Corp.	29,200	296
Novellus Systems, Inc. *	11,171	154
NVIDIA Corp. *	51,000	405
OmniVision Technologies, Inc. *	4,800	32
ON Semiconductor Corp. *	29,165	122
Pericom Semiconductor Corp. *	600	4
Photronics, Inc. *	9,400	15
PLX Technology, Inc. *	1,300	2
PMC-Sierra, Inc. *	8,800	43
Rambus, Inc. *	8,200	74
RF Micro Devices, Inc. *	16,020	17
Rudolph Technologies, Inc. *	1,318	4
Semitool, Inc. *	4,300	12
Semtech Corp. *	6,000	70
Silicon Image, Inc. *	6,500	24
Silicon Laboratories, Inc. *	5,000	115
Silicon Storage Technology, Inc. *	7,000	14
SiRF Technology Holdings, Inc. *	3,500	4
Skyworks Solutions, Inc. *	5,689	25
Standard Microsystems Corp. *	3,600	50
Supertex, Inc. *	1,400	32
Techwell, Inc. *	2,500	14
Teradyne, Inc. *	15,559	75
Tessera Technologies, Inc. *	3,000	35
Texas Instruments, Inc.	143,397	2,144
Three-Five Systems, Inc. *	1,099	—
Trident Microsystems, Inc. *	5,000	8
TriQuint Semiconductor, Inc. *	5,310	11
Ultratech, Inc. *	1,300	15
Varian Semiconductor Equipment Associates, Inc. *	7,875	150
Veeco Instruments, Inc. *	3,500	17
Virage Logic Corp. *	1,400	4
Xilinx, Inc.	27,600	465
Zoran Corp. *	4,261	25

		17,935

Software & Services 7.3%
Accenture Ltd., Class A	72,000	2,272
ACI Worldwide, Inc. *	5,200	88
Activision Blizzard, Inc. *	110,732	970
Actuate Corp. *	5,862	21
Acxiom Corp.	13,300	127
Adobe Systems, Inc. *	46,210	892

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Advent Software, Inc. *	4,100	90
Affiliated Computer Services, Inc., Class A *	9,900	454
Akamai Technologies, Inc. *	12,138	164
Alliance Data Systems Corp. *	6,600	275
ANSYS, Inc. *	8,786	218
Ariba, Inc. *	11,570	88
Aspen Technology, Inc. *	8,500	57
Autodesk, Inc. *	16,800	278
Automatic Data Processing, Inc.	48,100	1,747
Blackbaud, Inc.	3,000	33
BMC Software, Inc. *	29,000	735
Bottomline Technologies, Inc. *	5,000	33
Broadridge Financial Solutions, Inc.	12,025	162
CA, Inc.	47,508	855
CACI International, Inc., Class A *	2,100	95
Cadence Design Systems, Inc. *	22,600	85
Catapult Communications Corp. *	1,600	11
Chordiant Software, Inc. *	440	1
CIBER, Inc. *	7,300	32
Citrix Systems, Inc. *	20,000	421
Cognizant Technology Solutions Corp., Class A *	21,200	397
Computer Sciences Corp. *	16,238	598
Compuware Corp. *	27,900	181
Convergys Corp. *	10,500	79
CSG Systems International, Inc. *	5,400	78
CyberSource Corp. *	5,457	65
DealerTrack Holdings, Inc. *	3,100	35
Digimarc Corp. *	2,142	20
Digital River, Inc. *	2,100	52
DST Systems, Inc. *	8,100	257
Dynamics Research Corp. *	1,200	8
EarthLink, Inc. *	17,050	128
eBay, Inc. *	110,848	1,332
Edgewater Technology, Inc. *	767	2
Electronic Arts, Inc. *	25,200	389
eLoyalty Corp. *	190	1
Entrust, Inc. *	11,300	17
Epicor Software Corp. *	4,000	14
EPIQ Systems, Inc. *	825	15
Equinix, Inc. *	2,565	137
Euronet Worldwide, Inc. *	2,500	25
Exlservice Holdings, Inc. *	5,000	40
FactSet Research Systems, Inc.	3,750	149
Fair Isaac Corp.	7,744	98
FalconStor Software, Inc. *	1,200	4
Fidelity National Information Services, Inc.	16,314	260
Fiserv, Inc. *	15,300	486
Forrester Research, Inc. *	4,100	86
Gartner, Inc. *	10,300	146
Global Payments, Inc.	6,240	217
Google, Inc., Class A *	27,900	9,445
GSE Systems, Inc. *	424	3
Hackett Group, Inc. *	1,700	5
Hewitt Associates, Inc., Class A *	9,425	268
IAC/InterActiveCorp *	15,672	230
iGATE Corp. *	9,600	39
infoGROUP, Inc.	4,800	18
Informatica Corp. *	6,700	86
InfoSpace, Inc. *	3,872	31
Interactive Intelligence, Inc. *	4,000	28
Internet Capital Group, Inc. *	350	2
Interwoven, Inc. *	5,925	93
Intuit, Inc. *	33,430	757
j2 Global Communications, Inc. *	4,000	78
Jack Henry & Associates, Inc.	6,300	112
JDA Software Group, Inc. *	4,500	50
Kana Software, Inc. *	528	—
Lawson Software, Inc. *	14,500	61
Lender Processing Services, Inc.	8,157	211
LookSmart, Ltd. *	480	1
Macrovision Solutions Corp. *	12,812	168
Magma Design Automation, Inc. *	7,200	8
Manhattan Associates, Inc. *	4,300	66
ManTech International Corp., Class A *	5,000	268
Mastech Holdings, Inc. *	640	1
MasterCard, Inc., Class A	12,000	1,629
MAXIMUS, Inc.	4,200	156
McAfee, Inc. *	14,445	440
Mentor Graphics Corp. *	8,200	38
Metavante Technologies, Inc. *	7,550	110
MICROS Systems, Inc. *	22,000	317
Microsoft Corp.	830,850	14,208
MicroStrategy, Inc., Class A *	856	33
ModusLink Global Solutions, Inc. *	3,950	9
MoneyGram International, Inc. *	7,500	12
Move, Inc. *	5,020	9
MSC.Software Corp. *	1,800	11
NetScout Systems, Inc. *	7,300	104
NeuStar, Inc., Class A *	6,300	86
Novell, Inc. *	25,600	95
Nuance Communications, Inc. *	1,974	19
NYFIX, Inc. *	750	1
Omniture, Inc. *	5,000	45
Openwave Systems, Inc. *	7,771	6
OPNET Technologies, Inc. *	3,600	30
Oracle Corp. *	449,449	7,564
Parametric Technology Corp. *	8,680	78
Paychex, Inc.	32,400	787
Perot Systems Corp., Class A *	9,100	118
Phoenix Technologies Ltd. *	4,100	11
PLATO Learning, Inc. *	1,433	2
Progress Software Corp. *	4,200	72
Quality Systems, Inc.	2,000	75
Quest Software, Inc. *	7,700	96
Radiant Systems, Inc. *	3,800	13
RealNetworks, Inc. *	18,900	53
Red Hat, Inc. *	14,600	214
Renaissance Learning, Inc.	2,100	15
S1 Corp. *	12,930	86
Saba Software, Inc. *	3,849	6
SAIC, Inc. *	9,500	188

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Salesforce.com, Inc. *	8,500	226
Sapient Corp. *	9,100	39
SAVVIS, Inc. *	4,000	26
Soapstone Networks, Inc. *	375	1
Solera Holdings, Inc. *	5,000	120
SonicWALL, Inc. *	7,400	26
SourceForge, Inc. *	4,527	5
SPSS, Inc. *	3,200	82
SRA International, Inc., Class A *	5,000	82
StarTek, Inc. *	3,900	18
SumTotal Systems, Inc. *	463	1
SupportSoft, Inc. *	11,600	22
Sybase, Inc. *	19,036	520
Symantec Corp. *	93,673	1,436
Symyx Technologies, Inc. *	3,800	18
Synopsys, Inc. *	13,684	253
Syntel, Inc.	2,500	54
Take-Two Interactive Software, Inc. *	6,000	42
TeleCommunication Systems, Inc., Class A *	1,300	9
TeleTech Holdings, Inc. *	5,000	40
THQ, Inc. *	5,425	21
TIBCO Software, Inc. *	16,000	86
TiVo, Inc. *	4,500	32
Total System Services, Inc.	28,204	357
United Online, Inc.	8,650	53
USinternetworking, Inc. (d)*	1,100	—
ValueClick, Inc. *	8,500	53
VeriFone Holdings, Inc. *	6,600	31
VeriSign, Inc. *	20,875	403
Vignette Corp. *	3,394	24
Visa, Inc., Class A	80,000	3,948
VMware, Inc., Class A *	38,000	787
Web.com Group, Inc. *	223	1
WebMD Health Corp., Class A *	5,600	131
Websense, Inc. *	7,500	84
Western Union Co.	62,932	860
Wind River Systems, Inc. *	10,060	80
Yahoo!, Inc. *	111,144	1,304

		65,560

Technology Hardware & Equipment 6.6%
3Com Corp. *	17,900	42
Adaptec, Inc. *	5,700	16
ADC Telecommunications, Inc. *	9,431	48
ADTRAN, Inc.	7,000	106
Agilent Technologies, Inc. *	39,317	711
Agilysys, Inc.	1,360	5
Amphenol Corp., Class A	17,600	460
Anaren, Inc. *	3,300	39
Anixter International, Inc. *	3,300	89
Apple, Inc. *	80,000	7,210
Arris Group, Inc. *	5,775	41
Arrow Electronics, Inc. *	12,000	229
Avid Technology, Inc. *	3,756	38
Avnet, Inc. *	11,288	224
Avocent Corp. *	3,963	57
AVX Corp.	14,000	128
Aware, Inc. *	1,100	2
Bel Fuse, Inc., Class A	1,200	17
Bell Microproducts, Inc. *	1,000	1
Benchmark Electronics, Inc. *	4,830	57
Black Box Corp.	1,700	37
Blue Coat Systems, Inc. *	680	7
Brightpoint, Inc. *	4,454	21
Brocade Communications Systems, Inc. *	32,535	124
Checkpoint Systems, Inc. *	4,600	41
Ciena Corp. *	2,470	15
Cisco Systems, Inc. *	541,909	8,112
Cogent, Inc. *	7,500	87
Cognex Corp.	2,900	38
Coherent, Inc. *	1,300	23
Comarco, Inc. *	500	—
CommScope, Inc. *	5,323	77
Comtech Telecommunications Corp. *	2,175	84
Corning, Inc.	146,807	1,484
Cosine Communications, Inc. *	730	1
CPI International, Inc. *	6,000	46
CTS Corp.	5,800	30
Daktronics, Inc.	5,200	45
Data Domain, Inc. *	4,500	59
DDi Corp. *	1	—
Dell, Inc. *	189,400	1,799
Diebold, Inc.	5,300	131
Dolby Laboratories, Inc., Class A *	8,800	225
Echelon Corp. *	3,700	27
EchoStar Corp., Class A *	7,540	114
Electro Rent Corp.	5,100	54
Electro Scientific Industries, Inc. *	1,300	8
Electronics for Imaging, Inc. *	3,400	30
EMC Corp. *	199,686	2,205
EMS Technologies, Inc. *	1,000	24
Emulex Corp. *	5,900	34
Extreme Networks, Inc. *	9,000	16
F5 Networks, Inc. *	6,600	146
FLIR Systems, Inc. *	9,600	240
Frequency Electronics, Inc. *	500	2
Gerber Scientific, Inc. *	5,400	17
Harmonic, Inc. *	6,342	33
Harris Corp.	14,000	606
Harris Stratex Networks, Inc., Class A *	700	5
Hewlett-Packard Co.	234,636	8,154
Hutchinson Technology, Inc. *	2,500	8
I.D. Systems, Inc. *	5,500	21
Imation Corp.	2,000	19
Immersion Corp. *	800	4
Infinera Corp. *	7,500	51
Ingram Micro, Inc., Class A *	13,400	164
Insight Enterprises, Inc. *	4,650	24
Intelli-Check-Mobilisa, Inc. *	500	1
InterDigital, Inc. *	4,500	145
Intermec, Inc. *	5,600	70
International Business Machines Corp.	126,510	11,595

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Itron, Inc. *	2,500	163
Ixia *	5,200	28
Jabil Circuit, Inc.	15,400	90
JDS Uniphase Corp. *	17,553	64
Juniper Networks, Inc. *	40,565	574
Keithley Instruments, Inc.	3,200	11
L-1 Identity Solutions, Inc. *	756	5
LaserCard Corp. *	1,000	3
LeCroy Corp. *	900	2
Lexmark International, Inc., Class A *	10,900	258
LightPath Technologies, Inc. *	75	—
Littelfuse, Inc. *	2,000	31
Maxwell Technologies, Inc. *	1,000	5
Measurement Specialties, Inc. *	700	4
Mercury Computer Systems, Inc. *	3,600	21
Merrimac Industries, Inc. *	600	1
Methode Electronics, Inc.	3,600	17
Mettler-Toledo International, Inc. *	3,200	213
MOCON, Inc.	600	5
Molex, Inc.	16,125	216
Motorola, Inc.	195,955	868
MTS Systems Corp.	4,500	118
Multi-Fineline Electronix, Inc. *	2,500	46
National Instruments Corp.	5,675	122
NCR Corp. *	23,800	299
NetApp, Inc. *	27,500	408
NETGEAR, Inc. *	3,000	33
Network Equipment Technologies, Inc. *	5,000	16
Newport Corp. *	4,200	22
Oplink Communications, Inc. *	657	5
OSI Systems, Inc. *	3,700	54
Palm, Inc. *	8,638	66
Park Electrochemical Corp.	3,600	63
ParkerVision, Inc. *	400	1
PC Connection, Inc. *	5,500	27
PC-Tel, Inc.	6,400	41
Performance Technologies, Inc. *	1,600	5
Plantronics, Inc.	4,000	41
Plexus Corp. *	3,700	53
Polycom, Inc. *	9,200	129
Presstek, Inc. *	1,100	2
QLogic Corp. *	17,044	193
QUALCOMM, Inc.	155,100	5,359
RadiSys Corp. *	3,700	17
Research Frontiers, Inc. *	800	2
Richardson Electronics Ltd.	1,300	5
Riverbed Technology, Inc. *	5,500	56
Rofin-Sinar Technologies, Inc. *	3,800	64
Rogers Corp. *	2,500	61
SanDisk Corp. *	19,500	223
ScanSource, Inc. *	1,200	22
SCM Microsystems, Inc. *	1,200	3
SeaChange International, Inc. *	6,350	38
Seagate Technology	37,066	140
Sonus Networks, Inc. *	19,400	26
Stratasys, Inc. *	2,700	29
Sun Microsystems, Inc. *	62,057	258
Sycamore Networks, Inc. *	27,900	66
Symmetricom, Inc. *	8,450	31
Synaptics, Inc. *	5,250	124
Tech Data Corp. *	5,300	96
Technitrol, Inc.	4,000	9
Tekelec *	8,700	108
Tellabs, Inc. *	34,564	143
Teradata Corp. *	23,800	312
TESSCO Technologies, Inc. *	1,350	10
Tollgrade Communications, Inc. *	3,600	21
Trimble Navigation Ltd. *	11,792	175
TTM Technologies, Inc. *	4,400	27
Tyco Electronics Ltd.	38,525	545
UTStarcom, Inc. *	16,000	24
ViaSat, Inc. *	3,500	78
Vishay Intertechnology, Inc. *	36,688	109
Western Digital Corp. *	18,700	274
Xerox Corp.	69,700	463
Xybernaut Corp. (a)(d)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	107
Zygo Corp. *	3,500	20

		59,191

Telecommunication Services 3.1%
Alaska Communication Systems Group, Inc.	5,000	42
American Tower Corp., Class A *	33,800	1,026
AT&T, Inc.	540,056	13,296
Atlantic Tele-Network, Inc.	3,250	70
Centennial Communications Corp. *	8,000	65
CenturyTel, Inc.	13,500	366
CIBL, Inc. (a)(d)*	9	—
Cincinnati Bell, Inc. *	22,268	31
Cogent Communications Group, Inc. *	3,900	26
Consolidated Communications Holdings, Inc.	2,622	30
Crown Castle International Corp. *	27,776	542
D&E Communications, Inc.	5,500	38
Embarq Corp.	11,576	414
FairPoint Communications, Inc.	4,669	13
Frontier Communications Corp.	37,119	301
General Communication, Inc., Class A *	10,500	69
HickoryTech Corp.	4,600	27
Iowa Telecommunications Services, Inc.	2,500	32
Leap Wireless International, Inc. *	5,700	144
Level 3 Communications, Inc. *	93,000	93
Lynch Interactive Corp. *	9	25
MetroPCS Communications, Inc. *	30,000	408
NII Holdings, Inc. *	14,900	289
NTELOS Holdings Corp.	3,000	65
PAETEC Holding Corp. *	8,500	11
Premiere Global Services, Inc. *	5,100	49

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Qwest Communications International, Inc.	151,337	487
SBA Communications Corp., Class A *	9,300	185
Shenandoah Telecommunications Co.	2,500	61
Sprint Nextel Corp. *	236,530	575
SureWest Communications	5,500	56
Syniverse Holdings, Inc. *	10,400	141
Telephone & Data Systems, Inc.	10,600	323
tw telecom, Inc. *	14,000	107
United States Cellular Corp. *	6,100	256
USA Mobility, Inc. *	5,500	58
Verizon Communications, Inc.	253,572	7,574
Warwick Valley Telephone Co.	1,100	10
Windstream Corp.	31,624	275

		27,580

Transportation 1.9%
AirTran Holdings, Inc. *	5,800	24
Alaska Air Group, Inc. *	1,900	50
Alexander & Baldwin, Inc.	3,400	75
AMERCO *	900	28
AMR Corp. *	25,200	150
Arkansas Best Corp.	1,100	26
Atlas Air Worldwide Holdings, Inc. *	3,000	44
Burlington Northern Santa Fe Corp.	30,300	2,007
C.H. Robinson Worldwide, Inc.	15,000	690
Con-way, Inc.	4,500	99
Continental Airlines, Inc., Class B *	10,000	135
CSX Corp.	36,700	1,063
Delta Air Lines, Inc. *	50,000	345
Dollar Thrifty Automotive Group, Inc. *	3,500	4
Expeditors International of Washington, Inc.	16,200	451
FedEx Corp.	29,063	1,480
Forward Air Corp.	2,600	53
Genco Shipping & Trading Ltd.	5,500	86
Heartland Express, Inc.	8,941	120
Hertz Global Holdings, Inc. *	26,000	132
Horizon Lines, Inc., Class A	5,200	18
Hub Group, Inc., Class A *	4,400	100
J.B. Hunt Transport Services, Inc.	13,000	289
JetBlue Airways Corp. *	23,462	132
Kansas City Southern *	7,550	137
Kirby Corp. *	5,600	134
Knight Transportation, Inc.	9,050	121
Landstar System, Inc.	15,200	545
MAIR Holdings, Inc. (a)(d)*	1,100	3
Norfolk Southern Corp.	34,500	1,323
Old Dominion Freight Line, Inc. *	4,050	102
Pacer International, Inc.	2,800	24
Park-Ohio Holdings Corp. *	2,600	10
Pinnacle Airlines Corp. *	7,500	15
Quixote Corp.	1,300	5
Republic Airways Holdings, Inc. *	7,500	61
Ryder System, Inc.	6,400	216
Saia, Inc. *	6,100	65
SkyWest, Inc.	4,000	63
Southwest Airlines Co.	64,125	451
UAL Corp. *	10,600	100
Union Pacific Corp.	44,000	1,927
United Parcel Service, Inc., Class B	91,480	3,887
US Airways Group, Inc. *	5,900	33
Werner Enterprises, Inc.	5,832	87
YRC Worldwide, Inc. *	5,004	14

		16,924

Utilities 4.4%
AGL Resources, Inc.	6,800	210
Allegheny Energy, Inc.	14,400	479
ALLETE, Inc.	5,233	163
Alliant Energy Corp.	11,800	340
Ameren Corp.	20,100	668
American Electric Power Co., Inc.	37,820	1,186
American Water Works Co., Inc.	20,000	424
Aqua America, Inc.	12,094	251
Atmos Energy Corp.	9,200	226
Avista Corp.	7,800	148
Black Hills Corp.	3,900	103
Calpine Corp. *	36,900	273
CenterPoint Energy, Inc.	29,100	389
Central Vermont Public Services Corp.	6,200	140
CH Energy Group, Inc.	1,900	96
Cleco Corp.	6,400	146
CMS Energy Corp.	19,900	234
Consolidated Edison, Inc.	23,500	958
Constellation Energy Group, Inc.	19,500	513
Dominion Resources, Inc.	53,480	1,881
DPL, Inc.	11,452	247
DTE Energy Co.	13,801	476
Duke Energy Corp.	113,556	1,720
Dynegy, Inc., Class A *	39,081	82
Edison International	37,710	1,228
El Paso Electric Co. *	5,300	88
Energen Corp.	5,200	152
Entergy Corp.	15,700	1,199
Equitable Resources, Inc.	12,800	438
Exelon Corp.	59,474	3,225
FirstEnergy Corp.	28,217	1,411
Florida Public Utilities Co.	1,599	17
FPL Group, Inc.	37,900	1,954
Great Plains Energy, Inc.	9,341	178
Hawaiian Electric Industries, Inc.	7,700	167
IDACORP, Inc.	4,200	122
Integrys Energy Group, Inc.	7,540	315
MDU Resources Group, Inc.	16,425	327
MGE Energy, Inc.	2,000	64
Middlesex Water Co.	3,000	50
Mirant Corp. *	17,700	304
National Fuel Gas Co.	8,800	264
New Jersey Resources Corp.	6,225	250

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Nicor, Inc.	3,000	103
NiSource, Inc.	22,864	221
Northeast Utilities	15,624	372
Northwest Natural Gas Co.	5,700	245
NorthWestern Corp.	7,100	172
NRG Energy, Inc. *	20,700	484
NSTAR	7,734	262
NV Energy, Inc.	20,476	220
OGE Energy Corp.	6,500	160
ONEOK, Inc.	12,900	377
Ormat Technologies, Inc.	2,800	87
Pepco Holdings, Inc.	16,800	299
PG&E Corp.	33,900	1,311
Piedmont Natural Gas Co., Inc.	6,300	163
Pinnacle West Capital Corp.	9,800	328
PNM Resources, Inc.	5,500	55
Portland General Electric Co.	5,200	101
PPL Corp.	32,500	996
Progress Energy, Inc.	25,159	974
Public Service Enterprise Group, Inc.	44,000	1,389
Puget Energy, Inc.	10,900	320
Questar Corp.	16,200	550
Reliant Energy, Inc. *	28,125	143
SCANA Corp.	10,405	357
Sempra Energy	21,675	950
South Jersey Industries, Inc.	2,500	93
Southern Co.	68,600	2,295
Southwest Gas Corp.	3,600	93
Spectra Energy Partners L.P.	2,000	40
TECO Energy, Inc.	23,700	285
The AES Corp. *	60,096	475
The Laclede Group, Inc.	3,300	150
UGI Corp.	10,700	271
UIL Holdings Corp.	3,166	84
Unisource Energy Corp.	3,800	107
Unitil Corp.	600	12
Vectren Corp.	5,766	149
Westar Energy, Inc.	8,200	165
WGL Holdings, Inc.	3,000	96
Wisconsin Energy Corp.	11,400	508
Xcel Energy, Inc.	39,195	723

		39,291

Total Common Stock (Cost $1,088,358)		875,969

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.0%
Aircastle Ltd.	5,500	22
Foster Wheeler Ltd. *	10,400	208

		230

Consumer Services 0.0%
Orient-Express Hotels Ltd., Class A	1,600	10

Diversified Financials 0.1%
Invesco Ltd.	35,000	413
Lazard Ltd., Class A	7,300	193

		606

Insurance 0.1%
Assured Guaranty Ltd.	6,500	50
Flagstone Reinsurance Holdings Ltd.	7,500	63
Platinum Underwriters Holdings, Ltd.	4,500	125
Validus Holdings Ltd.	6,500	148

		386

Software & Services 0.0%
Genpact Ltd. *	15,000	123
Telecommunication Services 0.0%
Global Crossing Ltd. *	4,600	28

		1,383

British Virgin Islands 0.0%

Transportation 0.0%
UTI Worldwide, Inc.	4,300	47

Singapore 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Verigy Ltd. *	4,813	40

United Kingdom 0.0%

Insurance 0.0%
Willis Group Holdings Ltd.	963	24

Total Foreign Common Stock (Cost $2,783)		1,494

Preferred Stock 0.1% of net assets

Health Care Equipment & Services 0.0%

Inverness Medical Innovations, Inc., Class B *	152	23
National Healthcare Corp., Series A *	2,300	28

		51

Real Estate 0.1%

Simon Property Group, Inc.	19,520	839

Total Preferred Stock (Cost $785)		890

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Rights 0.0% of net assets

Capital Goods 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. — CVR *	14,000	6

Total Rights (Cost $13)		6

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 2.0% of net assets

Commercial Paper & Other Obligations 1.7%
Citibank, London Time Deposit 0.07%, 02/02/09	15,412	15,412

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
(0.03)%, 03/26/09 (b)	6	6
(0.02)%, 03/26/09 (b)	2,543	2,543
0.00%, 03/26/09 (b)	302	302

		2,851

Total Short-Term Investments (Cost $18,263)		18,263

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $1,109,268 and the unrealized appreciation and depreciation were $162,469 and ($375,115), respectively, with a net unrealized depreciation of ($212,646).

*	Non-income producing security.

(a)	Fair-valued by Management.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.

(d)	Illiquid security. At the period end, the value of these amounted to $3 or 0.0% of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses $
Futures Contracts

Russell 2000 Index, e-mini, Long, expires 03/20/09	200	8,852	(201)
S & P 500 Index, e-mini, Long, expires 03/20/09	200	8,225	(503)

Net unrealized losses on futures			(704)

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$878,356
Level 2 - Other Significant Observable Inputs	18,263
Level 3 - Significant Unobservable Inputs	3

Total	$896,622

*	Other financial instruments include future contracts of ($704).
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investment in
Securities
Balance as of 10/31/08	$3
Accrued discount/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1
Net purchases (sales)	(1)
Transfer in and/or out of Level 3	—

Balance as of 01/31/09	$3

REG46819JAN09

Schwab Capital Trust
Schwab Large Cap Growth FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.2%	Common Stock	456,281	364,832
1.8%	Short-Term Investment	6,692	6,692
100.0%	Total Investments	462,973	371,524
0.0%	Other Assets and Liabilities, Net		(161)
100.0%	Total Net Assets		371,363

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 98.2% of net assets

Capital Goods 11.5%
Cooper Industries Ltd., Class A	111,800	3,009
Dover Corp.	105,000	2,969
Emerson Electric Co.	14,600	478
Fluor Corp.	160,000	6,224
Jacobs Engineering Group, Inc. *	45,000	1,740
L-3 Communications Holdings, Inc.	80,000	6,322
Lockheed Martin Corp.	180,000	14,767
Northrop Grumman Corp.	20,000	962
Raytheon Co.	122,800	6,216

		42,687

Commercial & Professional Supplies 1.3%
Covanta Holding Corp. *	270,000	4,668

Consumer Services 4.9%
Apollo Group, Inc., Class A *	100,500	8,187
McDonald’s Corp.	175,000	10,153

		18,340

Diversified Financials 2.1%
JPMorgan Chase & Co.	88,900	2,268
Northern Trust Corp.	83,000	4,774
State Street Corp.	20,000	465
The Goldman Sachs Group, Inc.	5,000	404

		7,911

Energy 9.7%
Anadarko Petroleum Corp.	32,000	1,176
Cameron International Corp. *	25,000	579
Exxon Mobil Corp.	210,800	16,122
National-Oilwell Varco, Inc. *	15,500	410
Noble Energy	105,000	5,138
Occidental Petroleum Corp.	122,500	6,682
Sunoco, Inc.	40,000	1,853
Valero Energy Corp.	170,000	4,100

		36,060

Food & Staples Retailing 3.1%
The Kroger Co.	200,000	4,500
Wal-Mart Stores, Inc.	150,000	7,068

		11,568

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	300,000	4,962
Archer-Daniels-Midland Co.	60,000	1,643
General Mills, Inc.	168,100	9,943
H.J. Heinz Co.	13,500	493
The Coca-Cola Co.	35,800	1,529
The J.M. Smucker Co.	20,633	932
The Pepsi Bottling Group, Inc.	25,000	482

		19,984

Health Care Equipment & Services 10.9%
Aetna, Inc.	19,900	617
Baxter International, Inc.	300,000	17,595
Becton, Dickinson & Co.	60,800	4,418
CIGNA Corp.	40,500	703
Express Scripts, Inc. *	150,000	8,064
Humana, Inc. *	106,500	4,040
Medtronic, Inc.	50,000	1,674
St. Jude Medical, Inc. *	29,000	1,055
UnitedHealth Group, Inc.	63,000	1,785
Varian Medical Systems, Inc. *	16,000	594

		40,545

Household & Personal Products 3.3%
Church & Dwight Co., Inc.	78,000	4,152
The Procter & Gamble Co.	147,374	8,032

		12,184

Insurance 2.0%
Aon Corp.	36,000	1,334
Axis Capital Holdings Ltd.	97,600	2,368
MetLife, Inc.	37,500	1,077
Prudential Financial, Inc.	33,500	863
The Travelers Cos., Inc.	41,500	1,603

		7,245

Materials 2.1%
AK Steel Holding Corp.	158,500	1,279
Celanese Corp., Series A	100,000	1,065
Owens-Illinois, Inc. *	75,000	1,425
Sonoco Products Co.	89,000	2,041
Terra Industries, Inc.	60,000	1,229
The Lubrizol Corp.	18,000	614

		7,653

Media 1.3%
Liberty Global, Inc., Series A *	55,000	801
Omnicom Group, Inc.	114,000	2,951
The DIRECTV Group, Inc. *	50,000	1,095

1

Schwab Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Interpublic Group of Cos., Inc. *	50,000	167

		5,014

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
Abbott Laboratories	27,000	1,497
Amgen, Inc. *	35,000	1,920
Biogen Idec, Inc. *	50,000	2,432
Celgene Corp. *	105,000	5,560
Cephalon, Inc. *	126,000	9,725
Endo Pharmaceuticals Holdings, Inc. *	35,000	786
Forest Laboratories, Inc. *	125,000	3,130
Genentech, Inc. *	60,000	4,874
Merck & Co., Inc.	125,000	3,569
Pfizer, Inc.	200,000	2,916
Schering-Plough Corp.	51,000	896

		37,305

Retailing 1.0%
The Gap, Inc.	175,000	1,974
The Sherwin-Williams Co.	35,000	1,671

		3,645

Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.	87,000	1,738
Broadcom Corp., Class A *	92,000	1,458
Intel Corp.	250,000	3,225
LSI Corp. *	165,000	525
Marvell Technology Group Ltd. *	175,000	1,276

		8,222

Software & Services 12.9%
Accenture Ltd., Class A	380,000	11,993
Adobe Systems, Inc. *	80,000	1,545
BMC Software, Inc. *	301,500	7,637
eBay, Inc. *	62,500	751
Google, Inc., Class A *	7,000	2,369
MasterCard, Inc., Class A	10,000	1,358
Microsoft Corp.	572,500	9,790
Oracle Corp. *	113,800	1,915
Symantec Corp. *	516,000	7,910
Synopsys, Inc. *	93,500	1,730
Western Union Co.	65,000	888

		47,886

Technology Hardware & Equipment 12.3%
Apple, Inc. *	65,000	5,858
Cisco Systems, Inc. *	300,700	4,502
Hewlett-Packard Co.	455,000	15,811
International Business Machines Corp.	200,000	18,330
NCR Corp. *	67,500	847
Seagate Technology	45,000	171

		45,519

Telecommunication Services 0.9%
Embarq Corp.	45,000	1,607
Qwest Communications International, Inc.	138,000	444
Sprint Nextel Corp. *	585,000	1,422

		3,473

Transportation 1.0%
CSX Corp.	50,000	1,448
Union Pacific Corp.	50,000	2,190

		3,638

Utilities 0.3%
NRG Energy, Inc. *	55,000	1,285

Total Common Stock (Cost $456,281)		364,832

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 1.8% of net assets

Commercial Paper & Other Obligations 1.6%
Bank of America, Toronto Time Deposit
0.07%, 02/02/09	5,862	5,862

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
(0.02)%, 03/26/09 (a)	830	830

Total Short-Term Investment (Cost $6,692)		6,692

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $462,984, and the unrealized appreciation and depreciation were $8,271 and ($99,731), respectively, with a net unrealized depreciation of ($91,460).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for futures contracts.
In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract
S & P 500 Index, e-mini, Long, expires 03/20/09	50	2,056	(125)

2

Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$364,832
Level 2 - Other Significant Observable Inputs	6,692
Level 3 - Significant Unobservable Inputs	—

Total	$371,524

*	Other financial instruments include future contracts of ($125).
REG46822JAN09

3

Schwab Capital Trust
Schwab Premier Equity Fund®
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.9%	Common Stock	712,732	540,539
2.2%	Other Investment Company	12,418	12,418
100.1%	Total Investments	725,150	552,957
(0.1)%	Other Assets and Liabilities, Net		(570)
100.0%	Total Net Assets		552,387

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 97.9% of net assets

Banks 1.3%
KeyCorp	700,000	5,096
SunTrust Banks, Inc.	150,000	1,839

		6,935

Capital Goods 6.9%
Dover Corp.	150,000	4,242
Fluor Corp.	155,000	6,030
General Electric Co.	275,000	3,336
L-3 Communications Holdings, Inc.	105,000	8,297
Northrop Grumman Corp.	170,000	8,180
Raytheon Co.	155,000	7,846

		37,931

Commercial & Professional Supplies 1.0%
Covanta Holding Corp. *	325,000	5,619

Consumer Durables & Apparel 1.7%
Polo Ralph Lauren Corp.	125,000	5,129
The Warnaco Group, Inc. *	175,000	3,962

		9,091

Consumer Services 1.2%
Apollo Group, Inc., Class A *	30,000	2,444
Yum! Brands, Inc.	150,000	4,293

		6,737

Diversified Financials 4.9%
Ameriprise Financial, Inc.	200,000	4,030
Bank of America Corp.	525,000	3,455
JPMorgan Chase & Co.	250,000	6,377
Northern Trust Corp.	145,000	8,340
The Goldman Sachs Group, Inc.	60,000	4,844

		27,046

Energy 16.2%
Anadarko Petroleum Corp.	175,000	6,430
Chevron Corp.	110,000	7,757
ConocoPhillips	150,000	7,129
Devon Energy Corp.	120,000	7,392
ENSCO International, Inc.	160,000	4,378
Exxon Mobil Corp.	105,000	8,030
Murphy Oil Corp.	125,000	5,523
Nabors Industries Ltd. *	500,000	5,475
National-Oilwell Varco, Inc. *	225,000	5,949
Noble Energy	150,000	7,339
Occidental Petroleum Corp.	140,000	7,637
Sunoco, Inc.	150,000	6,948
Valero Energy Corp.	300,000	7,236
W&T Offshore, Inc.	200,000	2,514

		89,737

Food & Staples Retailing 3.2%
Casey’s General Stores, Inc.	225,000	4,781
The Kroger Co.	300,000	6,750
Wal-Mart Stores, Inc.	125,000	5,890

		17,421

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	400,000	6,616
Archer-Daniels-Midland Co.	225,000	6,160
Constellation Brands, Inc., Class A *	375,000	5,445
Darling International, Inc. *	700,000	3,213
Sara Lee Corp.	700,000	7,021
The Pepsi Bottling Group, Inc.	300,000	5,787

		34,242

Health Care Equipment & Services 7.4%
Baxter International, Inc.	135,000	7,918
CIGNA Corp.	301,000	5,225
Express Scripts, Inc. *	140,000	7,526
Gen-Probe, Inc. *	75,000	3,377
Humana, Inc. *	100,000	3,793
Omnicare, Inc.	290,000	8,108
Quest Diagnostics, Inc.	100,000	4,935

		40,882

Household & Personal Products 2.6%
Church & Dwight Co., Inc.	140,000	7,452
The Procter & Gamble Co.	130,000	7,085

		14,537

Insurance 4.6%
Prudential Financial, Inc.	175,000	4,506
The Chubb Corp.	160,000	6,813
The Hartford Financial Services Group, Inc.	200,000	2,632
The Travelers Cos., Inc.	180,000	6,955
Unum Group	325,000	4,602

		25,508

1

Schwab Premier Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Materials 3.4%
Chemtura Corp.	950,000	713
FMC Corp.	125,000	5,577
MeadWestvaco Corp.	300,000	3,492
Owens-Illinois, Inc. *	225,000	4,275
Rock-Tenn Co., Class A	150,000	4,676

		18,733

Media 1.1%
The Interpublic Group of Cos., Inc. *	900,000	2,997
Time Warner, Inc.	350,000	3,266

		6,263

Pharmaceuticals, Biotechnology & Life Sciences 11.4%
Amgen, Inc. *	100,000	5,485
Biogen Idec, Inc. *	75,000	3,649
Bristol-Myers Squibb Co.	250,000	5,353
Cephalon, Inc. *	75,000	5,788
Forest Laboratories, Inc. *	310,000	7,762
Johnson & Johnson	100,000	5,769
King Pharmaceuticals, Inc. *	450,000	3,933
Life Technologies Corp. *	200,000	5,092
Pfizer, Inc.	350,000	5,103
ViroPharma, Inc. *	225,000	2,700
Warner Chilcott Ltd., Class A *	350,000	4,813
Watson Pharmaceuticals, Inc. *	275,000	7,502

		62,949

Retailing 2.7%
Family Dollar Stores, Inc.	150,000	4,166
Macy’s, Inc.	500,000	4,475
The Gap, Inc.	575,000	6,486

		15,127

Software & Services 8.2%
Alliance Data Systems Corp. *	100,000	4,159
BMC Software, Inc. *	275,000	6,966
CA, Inc.	350,000	6,297
Sybase, Inc. *	295,000	8,056
Symantec Corp. *	525,000	8,048
Synopsys, Inc. *	425,000	7,862
Western Union Co.	300,000	4,098

		45,486

Technology Hardware & Equipment 6.6%
Cisco Systems, Inc. *	300,000	4,491
Hewlett-Packard Co.	230,000	7,992
Ingram Micro, Inc., Class A *	250,000	3,068
International Business Machines Corp.	90,000	8,248
JDS Uniphase Corp. *	800,000	2,904
NCR Corp. *	450,000	5,647
Tellabs, Inc. *	350,000	1,446
Teradata Corp. *	200,000	2,626

		36,422

Telecommunication Services 3.1%
American Tower Corp., Class A *	150,000	4,551
Sprint Nextel Corp. *	1,500,000	3,645
Telephone & Data Systems, Inc.	200,000	6,102
U.S. Cellular Corp. *	65,000	2,727

		17,025

Transportation 2.3%
AMR Corp. *	725,000	4,307
Norfolk Southern Corp.	100,000	3,836
Union Pacific Corp.	100,000	4,379

		12,522

Utilities 1.9%
DTE Energy Co.	150,000	5,175
Mirant Corp. *	300,000	5,151

		10,326

Total Common Stock (Cost $712,732)		540,539

Other Investment Company 2.2% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	12,418,309	12,418

Total Other Investment Company (Cost $12,418)		12,418

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $725,150 and the unrealized appreciation and depreciation were $22,661 and ($194,854), respectively, with a net depreciation of ($172,193).

*	Non-income producing security.
In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract
S & P 500 Index, e-mini, Long, expires 03/20/09	25	1,028	—

2

Schwab Premier Equity Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$552,957
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$552,957

*	Other financial instruments include future contracts of $0.
REG46821JAN09

3

Schwab Institutional Select® S&P 500 Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.8%	Common Stock	3,020,896	2,017,886
4.2%	Short-Term Investment	89,203	89,203
100.0%	Total Investments	3,110,099	2,107,089
0.0%	Other Assets and Liabilities, Net		(407)
100.0%	Total Net Assets		2,106,682

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 95.8% of net assets

Automobiles & Components 0.2%
Ford Motor Co. *	665,311	1,244
General Motors Corp.	166,552	502
Harley-Davidson, Inc.	64,625	787
Johnson Controls, Inc.	164,807	2,062
The Goodyear Tire & Rubber Co. *	66,640	411

		5,006

Banks 2.2%
BB&T Corp.	153,347	3,035
Comerica, Inc.	39,662	661
Fifth Third Bancorp	152,410	364
First Horizon National Corp.	79,869	760
Hudson City Bancorp, Inc.	150,792	1,749
Huntington Bancshares, Inc.	98,485	284
KeyCorp	130,943	953
M&T Bank Corp.	20,546	799
Marshall & Ilsley Corp.	69,887	399
People’s United Financial, Inc.	95,000	1,554
PNC Financial Services Group, Inc.	119,923	3,900
Regions Financial Corp.	193,842	671
SunTrust Banks, Inc.	99,780	1,223
U.S. Bancorp	488,648	7,252
Wells Fargo & Co.	1,182,413	22,348
Zions Bancorp	37,636	562

		46,514

Capital Goods 7.5%
3M Co.	194,078	10,439
Caterpillar, Inc.	169,170	5,219
Cooper Industries Ltd., Class A	51,029	1,373
Cummins, Inc.	54,454	1,306
Danaher Corp.	71,168	3,980
Deere & Co.	118,898	4,131
Dover Corp.	52,647	1,489
Eaton Corp.	45,244	1,992
Emerson Electric Co.	214,567	7,016
Fastenal Co.	36,215	1,238
Flowserve Corp.	15,500	826
Fluor Corp.	50,884	1,979
General Dynamics Corp.	109,528	6,214
General Electric Co.	2,942,925	35,698
Goodrich Corp.	32,678	1,263
Honeywell International, Inc.	203,417	6,674
Illinois Tool Works, Inc.	109,641	3,581
Ingersoll-Rand Co., Ltd. Class A	89,319	1,448
ITT Corp.	50,818	2,301
Jacobs Engineering Group, Inc. *	34,400	1,330
L-3 Communications Holdings, Inc.	32,788	2,591
Lockheed Martin Corp.	92,439	7,584
Masco Corp.	96,807	757
Northrop Grumman Corp.	91,034	4,381
PACCAR, Inc.	100,750	2,659
Pall Corp.	34,308	894
Parker Hannifin Corp.	46,330	1,770
Precision Castparts Corp.	37,927	2,463
Raytheon Co.	114,849	5,814
Rockwell Automation, Inc.	39,180	1,020
Rockwell Collins, Inc.	42,981	1,620
Textron, Inc.	67,278	608
The Boeing Co.	206,931	8,755
The Manitowoc Co., Inc.	36,300	200
Tyco International Ltd.	132,465	2,784
United Technologies Corp.	267,866	12,855
W.W. Grainger, Inc.	20,028	1,461

		157,713

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	29,519	715
Cintas	36,485	830
Equifax, Inc.	34,741	859
Iron Mountain, Inc. *	40,000	818
Monster Worldwide, Inc. *	32,101	296
Pitney Bowes, Inc.	57,137	1,272
R.R. Donnelley & Sons Co.	56,122	548
Republic Services, Inc.	89,111	2,304
Robert Half International, Inc.	41,869	710
Stericycle, Inc. *	23,700	1,159
The Dun & Bradstreet Corp.	15,000	1,140
Waste Management, Inc.	136,075	4,244

		14,895

Consumer Durables & Apparel 0.9%
Centex Corp.	32,437	276
Coach, Inc. *	93,112	1,359
D.R. Horton, Inc.	71,790	428
Eastman Kodak Co.	81,352	368
Fortune Brands, Inc.	41,630	1,332
Harman International Industries, Inc.	14,956	241
Hasbro, Inc.	45,412	1,096

1

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Jones Apparel Group, Inc.	24,819	86
KB HOME	19,935	213
Leggett & Platt, Inc.	44,891	561
Lennar Corp., Class A	36,936	284
Liz Claiborne, Inc.	25,123	55
Mattel, Inc.	90,502	1,284
Newell Rubbermaid, Inc.	73,279	592
NIKE, Inc., Class B	108,220	4,897
Polo Ralph Lauren Corp.	16,026	658
Pulte Homes, Inc.	57,364	582
Snap-on, Inc.	20,478	618
The Black & Decker Corp.	17,554	507
The Stanley Works	20,845	652
VF Corp.	23,084	1,293
Whirlpool Corp.	19,942	667

		18,049

Consumer Services 1.7%
Apollo Group, Inc., Class A *	35,235	2,870
Carnival Corp.	121,224	2,205
Darden Restaurants, Inc.	38,168	1,001
H&R Block, Inc.	94,411	1,957
International Game Technology	79,535	843
Marriott International, Inc., Class A	82,160	1,340
McDonald’s Corp.	312,117	18,109
Starbucks Corp. *	206,032	1,945
Starwood Hotels & Resorts Worldwide, Inc.	53,595	810
Wyndham Worldwide Corp.	48,261	296
Wynn Resorts Ltd. *	16,400	493
Yum! Brands, Inc.	129,259	3,700

		35,569

Diversified Financials 5.0%
American Capital Ltd.	50,161	143
American Express Co.	329,207	5,508
Ameriprise Financial, Inc.	61,347	1,236
Bank of America Corp.	1,791,458	11,788
Bank of New York Mellon Corp.	321,510	8,276
Capital One Financial Corp.	108,635	1,721
CIT Group, Inc.	100,014	279
Citigroup, Inc.	1,526,861	5,420
CME Group, Inc.	18,623	3,239
Discover Financial Services	133,179	952
E*TRADE Financial Corp. *	294,795	336
Federated Investors, Inc., Class B	27,495	537
Franklin Resources, Inc.	41,889	2,028
IntercontinentalExchange, Inc. *	20,258	1,153
Invesco Ltd.	106,774	1,259
Janus Capital Group, Inc.	50,444	265
JPMorgan Chase & Co.	1,045,735	26,677
Legg Mason, Inc.	38,108	612
Leucadia National Corp. *	49,151	782
Moody’s Corp.	53,338	1,142
Morgan Stanley	297,866	6,026
Northern Trust Corp.	61,884	3,559
NYSE Euronext	73,500	1,617
SLM Corp. *	129,596	1,484
State Street Corp.	119,798	2,788
T. Rowe Price Group, Inc.	71,653	1,976
The Charles Schwab Corp. (b)	261,345	3,552
The Goldman Sachs Group, Inc.	123,906	10,003
The Nasdaq OMX Group, Inc. *	37,800	825

		105,183

Energy 13.5%
Anadarko Petroleum Corp.	127,327	4,678
Apache Corp.	92,839	6,963
Baker Hughes, Inc.	85,306	2,842
BJ Services Co.	75,984	836
Cabot Oil & Gas Corp.	29,000	797
Cameron International Corp. *	61,500	1,424
Chesapeake Energy Corp.	150,666	2,382
Chevron Corp.	569,293	40,147
ConocoPhillips	417,750	19,856
CONSOL Energy, Inc.	50,818	1,385
Devon Energy Corp.	123,545	7,610
El Paso Corp.	196,440	1,607
ENSCO International, Inc.	38,093	1,042
EOG Resources, Inc.	69,265	4,694
Exxon Mobil Corp.	1,428,281	109,235
Halliburton Co.	247,940	4,277
Hess Corp.	78,718	4,377
Marathon Oil Corp.	197,570	5,380
Massey Energy Co.	20,300	308
Murphy Oil Corp.	53,065	2,344
Nabors Industries Ltd. *	79,694	873
National-Oilwell Varco, Inc. *	115,814	3,062
Noble Corp.	73,533	1,996
Noble Energy	48,084	2,353
Occidental Petroleum Corp.	230,626	12,581
Peabody Energy Corp.	73,164	1,829
Pioneer Natural Resources Co.	31,600	463
Range Resources Corp.	41,700	1,494
Rowan Cos., Inc.	28,822	365
Schlumberger Ltd.	335,180	13,679
Smith International, Inc.	61,332	1,392
Southwestern Energy Co. *	95,600	3,026
Spectra Energy Corp.	170,207	2,470
Sunoco, Inc.	32,790	1,519
Tesoro Corp.	38,807	669
The Williams Cos., Inc.	160,296	2,268
Valero Energy Corp.	143,155	3,453
Weatherford International Ltd. *	189,720	2,093
XTO Energy, Inc.	160,053	5,936

		283,705

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	120,551	5,429
CVS Caremark Corp.	399,988	10,752
Safeway, Inc.	119,471	2,560
SUPERVALU, Inc.	56,710	995
Sysco Corp.	166,862	3,719
The Kroger Co.	183,211	4,122
Wal-Mart Stores, Inc.	626,419	29,517
Walgreen Co.	275,712	7,557

2

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Whole Foods Market, Inc.	32,316	331

		64,982

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	573,902	9,492
Archer-Daniels-Midland Co.	179,338	4,910
Brown-Forman Corp., Class B	26,370	1,198
Campbell Soup Co.	71,098	2,159
Coca-Cola Enterprises, Inc.	83,195	934
ConAgra Foods, Inc.	151,694	2,594
Constellation Brands, Inc., Class A *	50,650	736
Dean Foods Co. *	41,170	796
Dr. Pepper Snapple Group, Inc. *	68,100	1,120
General Mills, Inc.	97,837	5,787
H.J. Heinz Co.	99,392	3,628
Kellogg Co.	68,649	2,999
Kraft Foods, Inc., Class A	419,139	11,757
Lorillard, Inc.	46,771	2,781
McCormick & Co., Inc.	49,729	1,593
Molson Coors Brewing Co., Class B	49,480	1,993
PepsiCo, Inc.	432,666	21,733
Philip Morris International, Inc.	567,602	21,087
Reynolds American, Inc.	47,234	1,803
Sara Lee Corp.	201,812	2,024
The Coca-Cola Co.	554,146	23,673
The Hershey Co.	50,936	1,899
The J.M. Smucker Co.	45,017	2,033
The Pepsi Bottling Group, Inc.	39,152	755
Tyson Foods, Inc., Class A	81,988	726

		130,210

Health Care Equipment & Services 4.7%
Aetna, Inc.	130,828	4,056
AmerisourceBergen Corp.	48,591	1,765
Baxter International, Inc.	177,328	10,400
Becton, Dickinson & Co.	66,996	4,869
Boston Scientific Corp. *	420,723	3,732
C.R. Bard, Inc.	27,761	2,376
Cardinal Health, Inc.	100,728	3,792
CIGNA Corp.	77,598	1,347
Coventry Health Care, Inc. *	40,638	615
Covidien Ltd.	140,266	5,378
DaVita, Inc. *	25,000	1,175
DENTSPLY International, Inc.	30,000	807
Express Scripts, Inc. *	71,022	3,818
Hospira, Inc. *	43,024	1,071
Humana, Inc. *	44,614	1,692
IMS Health, Inc.	48,636	706
Intuitive Surgical, Inc. *	10,500	1,084
Laboratory Corp. of America Holdings *	28,847	1,708
McKesson Corp.	75,960	3,357
Medco Health Solutions, Inc. *	144,862	6,509
Medtronic, Inc.	311,443	10,430
Patterson Cos., Inc. *	34,503	635
Quest Diagnostics, Inc.	43,088	2,126
St. Jude Medical, Inc. *	96,408	3,506
Stryker Corp.	70,666	2,985
Tenet Healthcare Corp. *	120,290	129
UnitedHealth Group, Inc.	336,417	9,531
Varian Medical Systems, Inc. *	33,106	1,229
WellPoint, Inc. *	151,906	6,296
Zimmer Holdings, Inc. *	61,504	2,239

		99,363

Household & Personal Products 3.1%
Avon Products, Inc.	118,250	2,418
Colgate-Palmolive Co.	140,520	9,140
Kimberly-Clark Corp.	115,318	5,935
The Clorox Co.	38,435	1,928
The Estee Lauder Cos., Inc., Class A	32,026	841
The Procter & Gamble Co.	836,555	45,592

		65,854

Insurance 2.2%
Aflac, Inc.	130,170	3,021
American International Group, Inc.	702,455	899
Aon Corp.	87,685	3,249
Assurant, Inc.	32,046	846
Cincinnati Financial Corp.	41,680	914
Genworth Financial, Inc., Class A	113,826	264
Lincoln National Corp.	76,189	1,153
Loews Corp.	95,184	2,322
Marsh & McLennan Cos., Inc.	137,695	2,662
MBIA, Inc. *	49,189	190
MetLife, Inc.	222,392	6,389
Principal Financial Group, Inc.	68,911	1,143
Prudential Financial, Inc.	118,250	3,045
The Allstate Corp.	147,318	3,192
The Chubb Corp.	103,453	4,405
The Hartford Financial Services Group, Inc.	82,833	1,090
The Progressive Corp. *	177,592	2,158
The Travelers Cos., Inc.	170,803	6,600
Torchmark Corp.	24,160	725
Unum Group	92,450	1,309
XL Capital Ltd., Class A	80,000	232

		45,808

Materials 2.9%
Air Products & Chemicals, Inc.	58,147	2,925
AK Steel Holding Corp.	31,400	253
Alcoa, Inc.	220,895	1,721
Allegheny Technologies, Inc.	25,642	566
Ashland, Inc.	20,237	162
Ball Corp.	26,947	1,033
Bemis Co., Inc.	25,685	580
CF Industries Holdings, Inc.	15,100	710
E.I. du Pont de Nemours & Co.	254,575	5,845
Eastman Chemical Co.	25,367	658
Ecolab, Inc.	47,133	1,601
Freeport-McMoRan Copper & Gold, Inc.	104,752	2,633
International Flavors & Fragrances, Inc.	21,076	603

3

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
International Paper Co.	119,835	1,093
MeadWestvaco Corp.	45,330	528
Monsanto Co.	152,970	11,635
Newmont Mining Corp.	126,036	5,014
Nucor Corp.	87,096	3,553
Owens-Illinois, Inc. *	46,800	889
Pactiv Corp. *	37,448	810
PPG Industries, Inc.	45,737	1,719
Praxair, Inc.	85,549	5,326
Rohm & Haas Co.	34,684	1,914
Sealed Air Corp.	42,046	570
Sigma-Aldrich Corp.	34,128	1,231
The Dow Chemical Co.	258,017	2,990
Titanium Metals Corp.	52,400	369
United States Steel Corp.	30,765	924
Vulcan Materials Co.	31,167	1,542
Weyerhaeuser Co.	57,692	1,577

		60,974

Media 2.4%
CBS Corp., Class B	188,781	1,080
Comcast Corp., Class A	806,852	11,821
Gannett Co., Inc.	60,175	347
Meredith Corp.	14,758	236
News Corp., Class A	628,210	4,014
Omnicom Group, Inc.	86,105	2,229
Scripps Networks Interactive, Class A	21,568	463
The DIRECTV Group, Inc. *	185,442	4,061
The Interpublic Group of Cos., Inc. *	123,746	412
The McGraw-Hill Cos., Inc.	82,956	1,824
The New York Times Co., Class A	28,747	143
The Walt Disney Co.	515,554	10,662
The Washington Post Co., Class B	1,275	498
Time Warner, Inc.	1,005,114	9,378
Viacom, Inc., Class B *	171,806	2,534

		49,702

Pharmaceuticals, Biotechnology & Life Sciences 10.6%
Abbott Laboratories	434,781	24,104
Allergan, Inc.	86,136	3,284
Amgen, Inc. *	301,331	16,528
Biogen Idec, Inc. *	80,575	3,920
Bristol-Myers Squibb Co.	551,411	11,806
Celgene Corp. *	127,113	6,731
Cephalon, Inc. *	25,000	1,930
Eli Lilly & Co.	278,643	10,260
Forest Laboratories, Inc. *	82,991	2,078
Genzyme Corp. *	75,316	5,191
Gilead Sciences, Inc. *	262,421	13,323
Johnson & Johnson	777,447	44,851
King Pharmaceuticals, Inc. *	99,346	868
Life Technologies Corp. *	47,150	1,200
Merck & Co., Inc.	596,186	17,021
Millipore Corp. *	14,752	814
Mylan, Inc. *	81,702	926
PerkinElmer, Inc.	31,080	392
Pfizer, Inc.	1,889,286	27,546
Schering-Plough Corp.	455,475	7,998
Teva Pharmaceutical Industries Ltd. ADR	18,250	756
Thermo Fisher Scientific, Inc. *	117,042	4,205
Waters Corp. *	26,184	947
Watson Pharmaceuticals, Inc. *	39,435	1,076
Wyeth	373,082	16,031

		223,786

Real Estate 0.8%
Apartment Investment & Management Co., Class A	39,115	348
AvalonBay Communities, Inc.	21,370	1,107
Boston Properties, Inc.	33,546	1,453
CB Richard Ellis Group, Inc., Class A *	62,440	225
Developers Diversified Realty Corp.	34,251	164
Equity Residential	75,730	1,812
General Growth Properties, Inc.	59,676	39
HCP, Inc.	70,100	1,636
Health Care REIT, Inc.	15,000	567
Host Hotels & Resorts, Inc.	145,504	783
Kimco Realty Corp.	63,559	914
Plum Creek Timber Co., Inc.	45,927	1,413
ProLogis	71,640	717
Public Storage	34,753	2,150
Simon Property Group, Inc.	62,663	2,693
Vornado Realty Trust	38,095	1,936

		17,957

Retailing 2.7%
Abercrombie & Fitch Co., Class A	21,945	392
Amazon.com, Inc. *	87,302	5,135
AutoNation, Inc. *	34,077	316
AutoZone, Inc. *	12,561	1,669
Bed Bath & Beyond, Inc. *	71,604	1,663
Best Buy Co., Inc.	97,936	2,744
Big Lots, Inc. *	29,058	391
Dillard’s, Inc., Class A	15,101	66
Expedia, Inc. *	56,726	507
Family Dollar Stores, Inc.	35,738	992
GameStop Corp., Class A *	43,300	1,073
Genuine Parts Co.	41,885	1,341
J.C. Penney Co., Inc.	52,937	887
Kohl’s Corp. *	85,629	3,143
Limited Brands, Inc.	79,980	633
Lowe’s Cos., Inc.	410,688	7,503
Macy’s, Inc.	123,174	1,102
Nordstrom, Inc.	53,114	674
Office Depot, Inc. *	62,244	134
RadioShack Corp.	35,079	402
Sears Holdings Corp. *	20,224	828
Staples, Inc.	193,147	3,079
Target Corp.	210,889	6,580
The Gap, Inc.	134,539	1,518
The Home Depot, Inc.	472,812	10,180
The Sherwin-Williams Co.	26,385	1,260

4

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The TJX Cos., Inc.	120,864	2,347
Tiffany & Co.	32,620	677

		57,236

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. *	124,328	272
Altera Corp.	84,616	1,301
Analog Devices, Inc.	83,132	1,661
Applied Materials, Inc.	354,373	3,320
Broadcom Corp., Class A *	122,649	1,944
Intel Corp.	1,566,489	20,208
KLA-Tencor Corp.	48,214	966
Linear Technology Corp.	66,330	1,553
LSI Corp. *	171,738	546
MEMC Electronic Materials, Inc. *	60,027	816
Microchip Technology, Inc.	51,223	972
Micron Technology, Inc. *	176,762	658
National Semiconductor Corp.	71,845	729
Novellus Systems, Inc. *	34,762	479
NVIDIA Corp. *	143,582	1,142
Teradyne, Inc. *	54,766	263
Texas Instruments, Inc.	359,834	5,380
Xilinx, Inc.	85,795	1,446

		43,656

Software & Services 6.0%
Adobe Systems, Inc. *	150,454	2,905
Affiliated Computer Services, Inc., Class A *	25,436	1,167
Akamai Technologies, Inc. *	38,941	525
Autodesk, Inc. *	63,235	1,047
Automatic Data Processing, Inc.	140,833	5,116
BMC Software, Inc. *	58,638	1,485
CA, Inc.	106,030	1,907
Citrix Systems, Inc. *	46,463	978
Cognizant Technology Solutions Corp., Class A *	78,648	1,473
Computer Sciences Corp. *	43,559	1,605
Compuware Corp. *	87,868	571
Convergys Corp. *	42,335	319
eBay, Inc. *	302,623	3,638
Electronic Arts, Inc. *	83,391	1,288
Fidelity National Information Services, Inc.	51,184	814
Fiserv, Inc. *	44,455	1,411
Google, Inc., Class A *	67,200	22,749
Intuit, Inc. *	85,909	1,946
MasterCard, Inc., Class A	20,300	2,756
McAfee, Inc. *	42,000	1,281
Microsoft Corp.	2,172,703	37,153
Novell, Inc. *	93,560	346
Oracle Corp. *	1,097,606	18,473
Paychex, Inc.	85,235	2,070
Salesforce.com, Inc. *	27,830	741
Symantec Corp. *	234,279	3,592
Total System Services, Inc.	52,300	662
VeriSign, Inc. *	55,225	1,066
Western Union Co.	204,079	2,788
Yahoo!, Inc. *	388,864	4,561

		126,433

Technology Hardware & Equipment 7.4%
Agilent Technologies, Inc. *	99,035	1,791
Amphenol Corp., Class A	47,700	1,247
Apple, Inc. *	249,105	22,452
Ciena Corp. *	23,905	149
Cisco Systems, Inc. *	1,640,530	24,559
Corning, Inc.	412,233	4,168
Dell, Inc. *	563,596	5,354
EMC Corp. *	564,406	6,231
FLIR Systems, Inc. *	30,000	749
Harris Corp.	35,000	1,515
Hewlett-Packard Co.	686,205	23,846
International Business Machines Corp.	376,383	34,495
Jabil Circuit, Inc.	55,940	326
JDS Uniphase Corp. *	60,010	218
Juniper Networks, Inc. *	146,265	2,071
Lexmark International, Inc., Class A *	26,417	626
Molex, Inc.	36,743	491
Motorola, Inc.	610,907	2,706
NetApp, Inc. *	94,381	1,400
Nortel Networks Corp. *	321	—
QLogic Corp. *	48,761	552
QUALCOMM, Inc.	463,827	16,025
SanDisk Corp. *	61,239	700
Sun Microsystems, Inc. *	214,806	894
Tellabs, Inc. *	109,499	452
Teradata Corp. *	46,647	612
Tyco Electronics Ltd.	127,466	1,805
Xerox Corp.	241,422	1,603

		157,037

Telecommunication Services 3.6%
American Tower Corp., Class A *	111,100	3,371
AT&T, Inc.	1,651,145	40,651
CenturyTel, Inc.	31,276	849
Embarq Corp.	39,789	1,421
Frontier Communications Corp.	94,497	766
Qwest Communications International, Inc.	407,599	1,312
Sprint Nextel Corp. *	746,332	1,814
Verizon Communications, Inc.	795,890	23,773
Windstream Corp.	120,462	1,046

		75,003

Transportation 1.9%
Burlington Northern Santa Fe Corp.	83,471	5,530
C.H. Robinson Worldwide, Inc.	44,195	2,032
CSX Corp.	114,791	3,324
Expeditors International of Washington, Inc.	55,900	1,554
FedEx Corp.	86,179	4,390
Norfolk Southern Corp.	101,868	3,908
Ryder System, Inc.	17,409	588

5

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Southwest Airlines Co.	256,000	1,800
Union Pacific Corp.	141,934	6,215
United Parcel Service, Inc., Class B	278,338	11,827

		41,168

Utilities 4.4%
Allegheny Energy, Inc.	46,895	1,559
Ameren Corp.	64,690	2,151
American Electric Power Co., Inc.	111,947	3,510
CenterPoint Energy, Inc.	95,482	1,278
CMS Energy Corp.	64,013	752
Consolidated Edison, Inc.	75,896	3,093
Constellation Energy Group, Inc.	49,474	1,301
Dominion Resources, Inc.	161,248	5,673
DTE Energy Co.	45,198	1,559
Duke Energy Corp.	351,073	5,319
Dynegy, Inc., Class A *	123,196	260
Edison International	90,426	2,945
Entergy Corp.	52,530	4,011
EQT Corp.	36,000	1,232
Exelon Corp.	183,354	9,941
FirstEnergy Corp.	84,534	4,226
FPL Group, Inc.	113,388	5,845
Integrys Energy Group, Inc.	20,003	835
Nicor, Inc.	12,326	422
NiSource, Inc.	74,133	718
Pepco Holdings, Inc.	60,200	1,072
PG&E Corp.	100,150	3,873
Pinnacle West Capital Corp.	27,516	921
PPL Corp.	104,028	3,190
Progress Energy, Inc.	72,945	2,824
Public Service Enterprise Group, Inc.	145,396	4,590
Questar Corp.	48,091	1,634
SCANA Corp.	32,900	1,128
Sempra Energy	69,392	3,042
Southern Co.	214,916	7,189
TECO Energy, Inc.	64,115	770
The AES Corp. *	186,639	1,476
Wisconsin Energy Corp.	32,400	1,444
Xcel Energy, Inc.	124,587	2,300

		92,083

Total Common Stock (Cost $3,020,896)		2,017,886

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 4.2% of net assets

Commercial Paper & Other Obligations 3.6%
Bank of America, Time Deposit
0.07%, 02/02/09	9,454	9,454
Citibank, London Time Deposit
0.07%, 02/02/09	67,647	67,647

		77,101

U.S. Treasury Obligations 0.6%
U.S. Treasury Bill
(0.07)%, 03/26/09 (a)	1,698	1,698
(0.03)%, 03/26/09 (a)	1,802	1,802
(0.02)%, 03/26/09 (a)	6,395	6,395
0.00%, 03/26/09 (a)	205	205
0.01%, 03/26/09 (a)	75	75
0.04%, 03/26/09 (a)	10	10
0.07%, 03/26/09 (a)	555	555
0.08%, 03/26/09 (a)	1,362	1,362

		12,102

Total Short-Term Investment (Cost $89,203)		89,203

End of Investments.
(All dollar amounts x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $3,124,039 and the unrealized appreciation and depreciation were $55,798 and ($1,072,748), respectively, with a net unrealized depreciation of ($1,016,950).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Issuer is affiliated with the fund’s adviser.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract
S & P 500 Index, e-mini, Long expires 03/20/09	2,070	85,129	(5,516)
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

6

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$2,017,886
Level 2 - Other Significant Observable Inputs	89,203
Level 3 - Significant Unobservable Inputs	—

Total	$2,107,089

*	Other Financial Instruments include future contracts of ($5,516).
REG46817JAN09

7

Schwab Capital Trust
Schwab Hedged Equity FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

91.3%	Common Stock	453,643	366,585
0.1%	Foreign Common Stock	491	428
6.8%	Other Investment Company	27,179	27,179
0.5%	Short-Term Investment	2,254	2,254
98.7%	Total Investments	483,567	396,446
(38.4)%	Short Sales	(203,376)	(154,285)
39.7%	Other Assets and Liabilities, Net		159,271
100.0%	Total Net Assets		401,432

Security	Number of Shares	Value ($ x 1,000)
Common Stock 91.3% of net assets

Banks 2.2%
SunTrust Banks, Inc. (a)	153,900	1,887
SVB Financial Group (a)*	114,700	2,382
UMB Financial Corp. (a)	113,000	4,378

		8,647

Capital Goods 9.1%
AGCO Corp. (a)*	178,100	3,790
Armstrong World Industries, Inc.	17,200	285
Dover Corp. (a)	66,200	1,872
EMCOR Group, Inc. *	454,200	9,352
Gardner Denver, Inc. *	75,200	1,637
Hubbell, Inc., Class B	31,200	967
L-3 Communications Holdings, Inc.	15,000	1,185
Lockheed Martin Corp. (a)	24,500	2,010
Masco Corp. (a)	159,000	1,244
Raytheon Co. (a)	215,200	10,894
Tyco International Ltd. (a)	113,800	2,392
URS Corp. (a)*	29,900	1,018

		36,646

Commercial & Professional Supplies 1.8%
Covanta Holding Corp. (a)*	112,700	1,949
R.R. Donnelley & Sons Co.	227,700	2,222
The Brink’s Co. (a)	6,300	167
Waste Management, Inc. (a)	89,500	2,791

		7,129

Consumer Durables & Apparel 2.6%
Carter’s, Inc. (a)*	159,800	2,715
Jones Apparel Group, Inc.	41,800	145
Leggett & Platt, Inc. (a)	57,000	712
Polo Ralph Lauren Corp. (a)	12,800	525
Pulte Homes, Inc.	97,800	993
The Black & Decker Corp. (a)	82,700	2,391
The Warnaco Group, Inc. (a)*	128,600	2,911

		10,392

Consumer Services 0.7%
Apollo Group, Inc., Class A (a)*	25,700	2,093
Regis Corp.	54,300	611

		2,704

Diversified Financials 3.2%
Discover Financial Services	326,500	2,335
Investment Technology Group, Inc. *	38,800	841
JPMorgan Chase & Co. (a)	66,800	1,704
Northern Trust Corp. (a)	141,100	8,116

		12,996

Energy 10.6%
Anadarko Petroleum Corp. (a)	237,900	8,740
Cameron International Corp. (a)*	75,500	1,749
Chevron Corp.	61,200	4,316
ConocoPhillips (a)	9,100	433
Dresser-Rand Group, Inc. *	93,600	1,823
Exxon Mobil Corp. (a)	112,600	8,612
Murphy Oil Corp.	6,200	274
Noble Energy (a)	71,800	3,513
Occidental Petroleum Corp. (a)	66,500	3,628
Sunoco, Inc.	22,000	1,019
Valero Energy Corp. (a)	219,300	5,289
W&T Offshore, Inc.	255,800	3,215

		42,611

Food & Staples Retailing 1.1%
The Kroger Co. (a)	200,450	4,510

Food, Beverage & Tobacco 4.2%
Altria Group, Inc. (a)	195,200	3,228
Archer-Daniels-Midland Co.	26,400	723
Chiquita Brands International, Inc. (a)*	263,100	3,678
General Mills, Inc. (a)	45,500	2,691
Lancaster Colony Corp.	22,300	812
Reynolds American, Inc.	57,900	2,211
The Pepsi Bottling Group, Inc.	187,400	3,615

		16,958

Health Care Equipment & Services 7.3%
Baxter International, Inc. (a)	136,800	8,023
Boston Scientific Corp. (a)*	458,400	4,066
CIGNA Corp.	13,800	240
Hlth Corp. (a)*	28,600	325
Humana, Inc. (a)*	172,100	6,528
Magellan Health Services, Inc. (a)*	237,500	8,602

1

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Teleflex, Inc. (a)	13,800	734
Thoratec Corp. (a)*	31,500	913

		29,431

Household & Personal Products 3.3%
Alberto-Culver Co. (a)	77,500	1,895
Church & Dwight Co., Inc. (a)	172,700	9,193
The Procter & Gamble Co.	36,400	1,984

		13,072

Insurance 4.4%
American Financial Group, Inc. (a)	142,000	2,411
Aon Corp. (a)	164,800	6,106
Arch Capital Group Ltd. *	49,100	2,953
Assurant, Inc.	53,500	1,412
Axis Capital Holdings Ltd.	37,700	915
MetLife, Inc. (a)	80,400	2,310
PartnerRe Ltd.	20,400	1,337
W. R. Berkley Corp.	12,012	318

		17,762

Materials 4.1%
AK Steel Holding Corp. (a)	111,500	900
Bemis Co., Inc.	15,300	345
Chemtura Corp.	112,300	84
MeadWestvaco Corp. (a)	117,800	1,371
Owens-Illinois, Inc. *	13,900	264
Pactiv Corp. *	1,900	41
Rock-Tenn Co., Class A (a)	61,300	1,911
Rockwood Holdings, Inc. *	53,500	402
Silgan Holdings, Inc.	102,700	4,708
Sonoco Products Co. (a)	180,700	4,143
The Lubrizol Corp. (a)	37,400	1,276
The Scotts Miracle-Gro Co., Class A	30,900	996

		16,441

Media 2.5%
Cablevision Systems Corp., Class A (a)	43,200	692
Liberty Global, Inc., Series A (a)*	97,800	1,425
Marvel Entertainment, Inc. (a)*	56,200	1,546
The Interpublic Group of Cos., Inc. *	516,500	1,720
Time Warner Cable, Inc., Class A *	69,200	1,289
Time Warner, Inc. (a)	379,400	3,540

		10,212

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Amgen, Inc. *	112,300	6,160
Bio-Rad Laboratories, Inc., Class A (a)*	11,800	750
Cephalon, Inc. (a)*	53,500	4,129
Forest Laboratories, Inc. (a)*	99,000	2,479
King Pharmaceuticals, Inc. (a)*	734,600	6,420
Medicis Pharmaceutical Corp., Class A (a)	92,300	1,286
Pfizer, Inc. (a)	230,600	3,362
Techne Corp.	33,900	2,033
Thermo Fisher Scientific, Inc. (a)*	170,500	6,126
Watson Pharmaceuticals, Inc. *	7,300	199

		32,944

Retailing 4.3%
Family Dollar Stores, Inc. (a)	184,600	5,126
Foot Locker, Inc.	27,900	205
Macy’s, Inc.	6,700	60
RadioShack Corp. (a)	495,900	5,683
The Gap, Inc. (a)	493,300	5,565
The Home Depot, Inc.	21,800	469
The Sherwin-Williams Co.	700	34

		17,142

Semiconductors & Semiconductor Equipment 1.6%
Amkor Technology, Inc. (a)*	725,900	1,684
Integrated Device Technology, Inc. *	372,300	2,137
International Rectifier Corp. *	6,900	94
LSI Corp. *	552,700	1,758
MKS Instruments, Inc. (a)*	41,700	586

		6,259

Software & Services 7.6%
Alliance Data Systems Corp. (a)*	21,700	902
BMC Software, Inc. (a)*	357,700	9,061
Computer Sciences Corp. (a)*	13,300	490
Hewitt Associates, Inc., Class A *	252,800	7,174
Sybase, Inc. *	326,900	8,928
Synopsys, Inc. (a)*	204,200	3,778

		30,333

Technology Hardware & Equipment 5.3%
3Com Corp. *	1,871,300	4,360
Hewlett-Packard Co.	257,600	8,952
Ingram Micro, Inc., Class A *	30,400	373
JDS Uniphase Corp. (a)*	769,700	2,794
NCR Corp. *	90,200	1,132
Plantronics, Inc. (a)	50,900	517
Tellabs, Inc. *	805,600	3,327

		21,455

Telecommunication Services 3.3%
Syniverse Holdings, Inc. (a)*	93,300	1,265
Telephone & Data Systems, Inc. (a)	205,500	6,270
United States Cellular Corp. (a)*	81,800	3,431
Windstream Corp. (a)	272,000	2,361

		13,327

Transportation 1.6%
Alaska Air Group, Inc. *	52,200	1,376
AMR Corp. (a)*	380,600	2,261
Arkansas Best Corp. (a)	66,100	1,546
Union Pacific Corp.	7,800	341
Werner Enterprises, Inc. (a)	59,400	891

		6,415

Utilities 2.3%
DTE Energy Co. (a)	68,600	2,367

2

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
IDACORP, Inc.	50,900	1,482
Mirant Corp. *	275,200	4,725
New Jersey Resources Corp. (a)	15,600	625

		9,199

Total Common Stock (Cost $453,643)		366,585

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%
Platinum Underwriters Holdings, Ltd.	15,400	428

Total Foreign Common Stock (Cost $491)		428

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investment Company 6.8% of net assets

State Street Institutional Liquid Reserves Fund 1.07%, 02/02/09	27,179	27,179

Total Other Investment Companies (Cost $27,179)		27,179

Short-Term Investment 0.5% of net assets

U.S. Treasury Bill 0.5%
U.S. Treasury Bill (0.02)%, 03/26/09 (b)	2,254	2,254

Total Short-Term Investment (Cost $2,254)		2,254

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $487,371 and the unrealized appreciation and depreciation were $12,511 and ($103,436), respectively, with a net unrealized depreciation of ($90,925).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for short sales.

(b)	All or a portion of this security is held as collateral for open futures contracts.
In addition to the above, the fund held the following at 01/31/09. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

S & P 500 Index, e-mini, Long, expires 03/20/09	250	10,281	(742)

	Number of	Value
Security	Shares	($ x 1,000)
Short Sales 38.4% of net assets

Automobiles & Components 0.2%
Harley-Davidson, Inc.	79,500	968

Banks 0.8%
City National Corp.	46,700	1,616
TCF Financial Corp.	130,200	1,613

		3,229

Capital Goods 4.8%
Caterpillar, Inc.	92,200	2,844
CLARCOR, Inc.	126,300	3,832
Danaher Corp.	7,500	420
Graco, Inc.	41,800	889
Kaydon Corp.	57,500	1,564
Moog, Inc., Class A *	25,700	770
Nordson Corp.	52,200	1,577
PACCAR, Inc.	8,900	235
RSC Holdings, Inc. *	80,600	572
Terex Corp. *	170,900	2,024
Textron, Inc.	28,700	259
The Boeing Co.	97,100	4,108

		19,094

Commercial & Professional Supplies 1.4%
Corrections Corp. of America *	111,900	1,542
Iron Mountain, Inc. *	64,400	1,318
Mine Safety Appliances Co.	134,000	2,629

		5,489

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	10,000	523
Hanesbrands, Inc. *	192,100	1,727
Mattel, Inc.	9,100	129

		2,379

Consumer Services 0.7%
Coinstar, Inc. *	14,500	333
International Game Technology	87,500	928
Sonic Corp. *	161,100	1,569
Starwood Hotels & Resorts Worldwide, Inc.	6,200	94

		2,924

Diversified Financials 2.7%
Eaton Vance Corp.	11,100	212
Legg Mason, Inc.	97,000	1,558
Leucadia National Corp. *	241,600	3,846
MSCI, Inc., Class A *	115,600	2,007

3

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
SLM Corp. *	263,900	3,022
T. Rowe Price Group, Inc.	9,100	251

		10,896

Energy 3.8%
Baker Hughes, Inc.	8,100	270
Cabot Oil & Gas Corp.	104,000	2,859
CNX Gas Corp. *	46,200	1,196
Continental Resources, Inc. *	104,700	2,164
Petrohawk Energy Corp. *	8,900	175
Plains Exploration & Production Co. *	43,600	921
Quicksilver Resources, Inc. *	169,300	1,173
Rowan Cos., Inc.	189,100	2,394
XTO Energy, Inc.	111,300	4,128

		15,280

Food & Staples Retailing 0.5%
CVS Caremark Corp.	67,800	1,822
Ruddick Corp.	6,100	147

		1,969

Food, Beverage & Tobacco 1.6%
PepsiCo, Inc.	53,100	2,667
Philip Morris International, Inc.	41,800	1,553
Smithfield Foods, Inc. *	185,100	2,197

		6,417

Health Care Equipment & Services 2.5%
Cardinal Health, Inc.	7,100	267
Emeritus Corp. *	48,500	401
IDEXX Laboratories, Inc. *	92,300	3,028
Psychiatric Solutions, Inc. *	132,500	3,445
Stryker Corp.	7,300	309
The Cooper Cos., Inc.	143,400	2,720

		10,170

Insurance 1.1%
Fidelity National Financial, Inc., Class A	275,600	4,029
Mercury General Corp.	7,800	302

		4,331

Materials 3.7%
Alcoa, Inc.	159,500	1,242
Eagle Materials, Inc.	30,500	551
Freeport-McMoRan Copper & Gold, Inc.	37,900	953
Martin Marietta Materials, Inc.	42,800	3,446
Newmont Mining Corp.	8,100	322
Praxair, Inc.	5,200	324
RTI International Metals, Inc. *	49,100	654
Steel Dynamics, Inc.	273,100	2,900
Texas Industries, Inc.	126,500	2,873
Titanium Metals Corp.	83,200	587
Westlake Chemical Corp.	88,000	1,203

		15,055

Media 0.1%
Lamar Advertising Co., Class A *	60,200	542

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
AMAG Pharmaceuticals, Inc. *	20,900	737
Auxilium Pharmaceuticals, Inc. *	103,100	3,151
BioMarin Pharmaceuticals, Inc. *	97,800	1,884
Cepheid, Inc. *	272,600	2,028
Covance, Inc. *	94,600	3,651
Sequenom, Inc. *	72,900	1,615

		13,066

Real Estate 0.4%
The St. Joe Co. *	66,314	1,595

Retailing 3.4%
Abercrombie & Fitch Co., Class A	25,300	452
Best Buy Co., Inc.	8,900	249
J. Crew Group, Inc. *	142,900	1,429
LKQ Corp. *	151,900	1,755
Nordstrom, Inc.	112,300	1,425
O’Reilly Automotive, Inc. *	55,000	1,599
Staples, Inc.	179,800	2,866
Target Corp.	118,700	3,703

		13,478

Semiconductors & Semiconductor Equipment 0.8%
Linear Technology Corp.	12,500	293
NVIDIA Corp. *	51,800	412
Rambus, Inc. *	273,500	2,478

		3,183

Software & Services 3.5%
Blackbaud, Inc.	90,800	1,011
Cognizant Technology Solutions Corp., Class A *	11,700	219
Electronic Arts, Inc. *	97,700	1,508
Equinix, Inc. *	70,944	3,785
Google, Inc., Class A *	2,100	711
Microsoft Corp.	182,900	3,128
Oracle Corp. *	167,500	2,819
Visa, Inc., Class A	19,500	962

		14,143

Technology Hardware & Equipment 0.9%
EchoStar Corp., Class A *	184,400	2,777
Itron, Inc. *	6,100	398
QUALCOMM, Inc.	14,200	491

		3,666

Telecommunication Services 0.6%
Crown Castle International Corp. *	7,500	146
MetroPCS Communications, Inc. *	155,600	2,115

		2,261

Transportation 0.1%
Kansas City Southern *	10,100	184
United Parcel Service, Inc., Class B	6,100	259

		443

4

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Utilities 0.9%
Equitable Resources, Inc.	108,300	3,707

Total Short Sales (Proceeds $203,376)		154,285

End of Short Sale Positions.

*	Non-income producing security.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Securties
Valuation Inputs	Securties*	Sold Short
Level 1 - Quoted Prices	$394,192	($154,285)
Level 2 - Other Significant Observable Inputs	2,254	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$396,446	($154,285)

*	Other financial instruments include future contracts of ($742).
REG46826JAN09

5

Schwab Capital Trust
Schwab Small-Cap Equity FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.8%	Common Stock	238,491	157,798
1.4%	Foreign Common Stock	2,977	2,322
3.9%	Short-Term Investments	6,466	6,466
100.1%	Total Investments	247,934	166,586
(0.1)%	Other Assets and Liabilities, Net		(152)
100.0%	Total Net Assets		166,434

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 94.8% of net assets

Automobiles & Components 0.2%
Lear Corp. *	57,300	52
Stoneridge, Inc. *	60,600	119
TRW Automotive Holdings Corp. *	24,400	75

		246

Banks 6.4%
BancFirst Corp.	48,100	1,713
Bank Mutual Corp.	20,200	178
Center Financial Corp.	9,400	45
Central Pacific Financial Corp.	24,900	168
Chemical Financial Corp.	15,000	342
Commerce Bancshares, Inc.	55,450	1,938
First Citizens BancShares, Inc., Class A	3,900	545
Nara Bancorp, Inc.	16,200	96
NBT Bancorp, Inc.	37,700	861
Radian Group, Inc.	19,500	63
SVB Financial Group *	87,200	1,811
UCBH Holdings, Inc.	31,100	73
UMB Financial Corp.	67,800	2,627
Webster Financial Corp.	26,400	110

		10,570

Capital Goods 11.3%
A.O. Smith Corp.	13,000	357
Acuity Brands, Inc.	60,000	1,612
AGCO Corp. *	43,600	928
Altra Holdings, Inc. *	25,600	180
American Science & Engineering, Inc.	4,200	328
American Woodmark Corp.	25,200	379
Apogee Enterprises, Inc.	16,100	165
Applied Signal Technology, Inc.	20,900	367
Blount International, Inc. *	7,600	64
Brady Corp., Class A	23,200	485
CIRCOR International, Inc.	2,400	53
Columbus McKinnon Corp., NY *	3,700	47
Crane Co.	80,000	1,394
Cubic Corp.	50,500	1,372
EMCOR Group, Inc. *	130,300	2,683
Encore Wire Corp.	13,100	216
EnPro Industries, Inc. *	48,200	882
Esterline Technologies Corp. *	12,800	462
Gardner Denver, Inc. *	33,600	731
Gibraltar Industries, Inc.	72,200	739
Griffon Corp. *	27,700	276
Kadant, Inc. *	7,500	75
Michael Baker Corp. *	3,300	115
Mueller Industries, Inc.	27,700	557
Orbital Sciences Corp. *	18,800	315
Robbins & Myers, Inc.	30,000	519
Simpson Manufacturing Co., Inc.	7,600	152
Tecumseh Products Co., Class A *	18,900	155
Teledyne Technologies, Inc. *	6,600	184
Tredegar Corp.	83,700	1,381
Trex Co., Inc. *	19,400	287
United Rentals, Inc. *	51,300	286
Wabash National Corp.	73,600	208
Watts Water Technologies, Inc., Class A	40,300	898

		18,852

Commercial & Professional Supplies 3.5%
American Reprographics Co. *	13,000	79
Bowne & Co., Inc.	89,967	252
CDI Corp.	32,800	352
Consolidated Graphics, Inc. *	4,900	79
CRA International, Inc. *	7,500	157
Heidrick & Struggles International, Inc.	6,200	94
Hudson Highland Group, Inc. *	46,300	114
Knoll, Inc.	59,900	408
Spherion Corp. *	290,900	416
The Brink’s Co.	21,900	579
The Standard Register Co.	34,300	249
United Stationers, Inc. *	3,700	104
Viad Corp.	9,400	209
Volt Information Sciences, Inc. *	19,700	105
Watson Wyatt Worldwide, Inc., Class A	57,200	2,660

		5,857

Consumer Durables & Apparel 5.6%
Blyth, Inc.	133,300	455
Carter’s, Inc. *	41,300	702
Furniture Brands International, Inc.	132,300	271
JAKKS Pacific, Inc. *	19,400	356
KB HOME	43,000	459

1

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Kenneth Cole Productions, Inc., Class A	20,000	128
La-Z-Boy, Inc.	38,500	37
Lennar Corp., Class A	8,700	67
Maidenform Brands, Inc. *	19,500	174
Meritage Homes Corp. *	3,200	35
NVR, Inc. *	1,600	682
Pulte Homes, Inc.	38,100	387
Quiksilver, Inc. *	26,600	56
Steinway Musical Instruments, Inc. *	9,900	114
Steven Madden Ltd. *	47,600	827
The Stanley Works	38,400	1,200
The Timberland Co., Class A *	51,400	565
The Warnaco Group, Inc. *	93,300	2,112
Toll Brothers, Inc. *	22,200	378
Wolverine World Wide, Inc.	21,600	392

		9,397

Consumer Services 2.2%
California Pizza Kitchen, Inc. *	17,100	177
Career Education Corp. *	42,400	924
Isle of Capri Casinos, Inc. *	16,900	48
Krispy Kreme Doughnuts, Inc. *	254,300	353
Landry’s Restaurant, Inc.	15,100	98
Multimedia Games, Inc. *	10,000	17
P.F. Chang’s China Bistro, Inc. *	4,600	82
Regis Corp.	57,000	641
Shuffle Master, Inc. *	118,800	403
Steiner Leisure Ltd. *	17,500	436
WMS Industries, Inc. *	19,900	442

		3,621

Diversified Financials 3.5%
Advanta Corp., Class B	182,100	142
Cash America International, Inc.	8,500	155
CompuCredit Corp. *	28,700	92
Evercore Partners, Inc., Class A	3,600	40
GAMCO Investors, Inc., Class A	5,800	181
Interactive Brokers Group, Inc., Class A *	45,900	701
Investment Technology Group, Inc. *	44,900	974
Knight Capital Group, Inc., Class A *	31,600	570
LaBranche & Co., Inc. *	108,800	746
MarketAxess Holdings, Inc. *	37,400	289
Nelnet, Inc., Class A	27,700	383
optionsXpress Holdings, Inc.	50,100	546
Penson Worldwide, Inc. *	36,300	217
SWS Group, Inc.	21,000	308
TradeStation Group, Inc. *	99,700	549

		5,893

Energy 4.5%
Basic Energy Services, Inc. *	61,700	592
Dresser-Rand Group, Inc. *	85,100	1,658
Foundation Coal Holdings, Inc.	19,500	316
Massey Energy Co.	34,300	521
Matrix Service Co. *	50,000	265
Newpark Resources, Inc. *	17,900	75
Oil States International, Inc. *	5,500	101
Pioneer Drilling Co. *	9,700	48
Rosetta Resources, Inc. *	84,700	514
Seacor Holdings, Inc. *	5,500	358
VAALCO Energy, Inc. *	159,200	1,196
W&T Offshore, Inc.	92,000	1,156
World Fuel Services Corp.	18,500	625

		7,425

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	29,800	633
The Pantry, Inc. *	11,400	190

		823

Food, Beverage & Tobacco 1.2%
Alliance One International, Inc. *	476,100	1,143
Chiquita Brands International, Inc. *	16,900	236
J & J Snack Foods Corp.	11,500	401
Universal Corp., VA	5,000	153

		1,933

Health Care Equipment & Services 11.1%
Alliance Imaging, Inc. *	83,400	739
American Medical Systems Holdings, Inc. *	45,600	488
AMERIGROUP Corp. *	76,500	2,140
AMN Healthcare Services, Inc. *	13,700	93
Cantel Medical Corp. *	2,900	43
Centene Corp. *	60,000	1,064
Chemed Corp.	4,000	160
CONMED Corp. *	69,800	1,092
CryoLife, Inc. *	46,100	380
Cyberonics, Inc. *	12,100	186
Emergency Medical Services Corp., Class A *	24,800	831
Gentiva Health Services, Inc. *	1,600	40
Hanger Orthopedic Group, Inc. *	25,400	347
Healthspring, Inc. *	19,500	340
Icu Medical, Inc. *	12,100	369
Immucor, Inc. *	11,500	319
Invacare Corp.	29,200	557
Inventiv Health, Inc. *	11,700	112
Landauer, Inc.	4,500	309
Magellan Health Services, Inc. *	80,900	2,930
Merit Medical Systems, Inc. *	136,900	2,107
Molina Healthcare, Inc. *	62,500	1,096
Omnicare, Inc.	36,000	1,007
Omnicell, Inc. *	25,100	196
Owens & Minor, Inc.	14,600	581
PharMerica Corp. *	10,600	174
RehabCare Group, Inc. *	33,300	464
Res-Care, Inc. *	14,500	196
U.S. Physical Therapy, Inc. *	8,000	98

		18,458

Household & Personal Products 0.8%
Alberto-Culver Co.	6,200	151

2

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Central Garden & Pet Co., Class A *	73,800	443
Church & Dwight Co., Inc.	2,200	117
NBTY, Inc. *	17,900	338
Revlon, Inc., Class A *	51,600	305

		1,354

Insurance 3.9%
Allied World Assurance Co. Holdings Ltd.	20,300	765
American Financial Group, Inc.	93,300	1,584
American Physicians Capital, Inc.	15,250	648
Amerisafe, Inc. *	33,300	624
Aspen Insurance Holdings Ltd.	3,400	75
Harleysville Group, Inc.	39,900	1,135
HCC Insurance Holdings, Inc.	44,500	1,042
ProAssurance Corp. *	11,400	539
Safety Insurance Group, Inc.	2,100	73
Selective Insurance Group, Inc.	2,000	31

		6,516

Materials 3.9%
A. Schulman, Inc.	35,300	535
AK Steel Holding Corp.	99,000	799
Brush Engineered Materials, Inc. *	6,900	87
Bway Holding Co. *	15,400	130
Georgia Gulf Corp.	20,000	19
Innophos Holdings, Inc.	22,400	339
Landec Corp. *	15,400	85
Minerals Technologies, Inc.	5,700	215
PolyOne Corp. *	135,300	277
Quaker Chemical Corp.	56,600	646
Rock-Tenn Co., Class A	45,600	1,421
Rockwood Holdings, Inc. *	114,700	861
Sonoco Products Co.	37,200	853
The Lubrizol Corp.	6,500	222

		6,489

Media 0.4%
Marvel Entertainment, Inc. *	9,400	258
The Interpublic Group of Cos., Inc. *	119,700	399
Warner Music Group Corp.	18,400	38

		695

Pharmaceuticals & Biotechnology 4.2%
Cephalon, Inc. *	3,100	239
King Pharmaceuticals, Inc. *	41,500	363
Martek Biosciences Corp. *	9,000	238
Matrixx Initiatives, Inc. *	20,800	360
Medicis Pharmaceutical Corp., Class A	72,000	1,003
Noven Pharmaceuticals, Inc. *	27,000	268
NPS Pharmacuticals, Inc. *	36,200	226
OSI Pharmaceuticals, Inc. *	38,800	1,381
Par Pharmaceutical Cos., Inc. *	73,900	910
Regeneron Pharmaceuticals, Inc. *	8,000	140
Valeant Pharmaceuticals International *	7,400	161
ViroPharma, Inc. *	72,000	864
Watson Pharmaceuticals, Inc. *	33,300	908

		7,061

Real Estate 3.2%
BioMed Realty Trust, Inc.	45,000	497
EastGroup Properties, Inc.	8,000	243
Entertainment Properties Trust	20,000	453
Essex Property Trust, Inc.	1,500	99
Home Properties, Inc.	20,000	718
Inland Real Estate Corp.	25,000	247
Kilroy Realty Corp.	20,200	462
Mid-America Apartment Communities, Inc.	8,000	236
National Retail Properties, Inc.	45,000	649
PS Business Parks, Inc.	7,000	300
Senior Housing Properties Trust	65,000	1,052
Tanger Factory Outlet Centers, Inc.	12,500	379

		5,335

Retailing 3.8%
Family Dollar Stores, Inc.	14,900	414
Fred’s, Inc., Class A	5,600	57
Hot Topic, Inc. *	195,400	1,669
Jo-Ann Stores, Inc. *	30,000	383
Lithia Motors, Inc., Class A	10,000	31
Overstock.com, Inc. *	7,700	84
RadioShack Corp.	68,900	789
Rent-A-Center, Inc. *	6,800	101
Retail Ventures, Inc. *	15,800	38
Shoe Carnival, Inc. *	12,200	96
Stage Stores, Inc.	8,900	64
The Cato Corp., Class A	79,800	1,056
The Children’s Place Retail Stores, Inc. *	25,600	481
The Dress Barn, Inc. *	36,200	312
The Finish Line, Inc., Class A	75,200	357
The Talbots, Inc.	95,500	194
The Wet Seal, Inc., Class A *	64,600	169
Tuesday Morning Corp. *	17,500	21

		6,316

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	10,200	92
Amkor Technology, Inc. *	151,600	352
Applied Micro Circuits Corp. *	28,200	113
Atmel Corp. *	88,800	297
Cirrus Logic, Inc. *	20,300	57
DSP Group, Inc. *	20,300	132
Entegris, Inc. *	49,000	68
Fei Co. *	8,800	160
Integrated Device Technology, Inc. *	189,300	1,087
MKS Instruments, Inc. *	26,300	369
Silicon Image, Inc. *	80,800	296

3

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Silicon Storage Technology, Inc. *	62,900	129
Skyworks Solutions, Inc. *	84,700	366
Ultratech, Inc. *	74,500	834
Veeco Instruments, Inc. *	60,400	292

		4,644

Software & Services 8.2%
CIBER, Inc. *	41,900	183
Global Payments, Inc.	40,000	1,388
Hewitt Associates, Inc., Class A *	100,000	2,838
i2 Technologies, Inc. *	58,300	364
Informatica Corp. *	5,100	65
JDA Software Group, Inc. *	13,800	155
MSC.Software Corp. *	16,000	93
Novell, Inc. *	642,500	2,377
SPSS, Inc. *	25,100	645
Sybase, Inc. *	103,000	2,813
Synopsys, Inc. *	137,100	2,536
TiVo, Inc. *	22,600	162
United Online, Inc.	9,400	58

		13,677

Technology Hardware & Equipment 6.7%
3Com Corp. *	67,900	158
Adaptec, Inc. *	257,500	718
ADC Telecommunications, Inc. *	25,800	131
Arris Group, Inc. *	62,200	443
Avid Technology, Inc. *	20,300	203
Avocent Corp. *	21,500	309
Benchmark Electronics, Inc. *	32,200	378
Black Box Corp.	12,000	262
Cognex Corp.	16,000	209
Coherent, Inc. *	19,500	353
Emulex Corp. *	305,800	1,746
Harmonic, Inc. *	54,500	281
Hutchinson Technology, Inc. *	50,000	158
Ixia *	7,400	39
JDS Uniphase Corp. *	48,100	175
LoJack Corp. *	5,000	19
Mercury Computer Systems, Inc. *	40,300	241
Methode Electronics, Inc.	173,000	799
NCR Corp. *	20,900	262
Novatel Wireless, Inc. *	34,600	192
Plantronics, Inc.	39,900	405
QLogic Corp. *	116,300	1,316
Rackable Systems, Inc. *	84,900	334
Rogers Corp. *	23,600	578
Symmetricom, Inc. *	65,800	244
Tekelec *	49,400	614
Tellabs, Inc. *	83,100	343
Tollgrade Communications, Inc. *	4,000	23
Vishay Intertechnology, Inc. *	92,500	274

		11,207

Telecommunication Services 1.0%
Syniverse Holdings, Inc. *	122,200	1,657

Transportation 1.8%
Arkansas Best Corp.	3,800	89
Avis Budget Group, Inc. *	120,200	83
Hawaiian Holdings, Inc. *	42,600	173
Heartland Express, Inc.	16,500	222
Hub Group, Inc., Class A *	19,600	445
International Shipholding Corp.	5,700	123
JetBlue Airways Corp. *	68,600	386
Marten Transport Ltd. *	23,000	406
Republic Airways Holdings, Inc. *	20,500	168
SkyWest, Inc.	27,700	434
USA Truck, Inc. *	10,400	150
Werner Enterprises, Inc.	19,700	295

		2,974

Utilities 4.1%
Calpine Corp. *	99,700	739
Central Vermont Public Services Corp.	25,100	567
El Paso Electric Co. *	72,700	1,202
Mirant Corp. *	62,200	1,068
National Fuel Gas Co.	50,000	1,498
New Jersey Resources Corp.	43,000	1,724

		6,798

Total Common Stock (Cost $238,491)		157,798

Foreign Common Stock 1.4% of net assets

Bermuda 1.4%

Insurance 1.4%
Platinum Underwriters Holdings, Ltd.	83,500	2,322

Total Foreign Common Stock (Cost $2,977)		2,322

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 3.9% of net assets

Commercial Paper & Other Obligations 3.7%
Bank of America, Time Deposit
0.07%, 02/02/09	446	446
Citibank, London Time Deposit
0.07%, 02/02/09	5,650	5,650

		6,096

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
(0.02)%, 03/26/09 (a)	370	370

Total Short-Term Investments (Cost $6,466)		6,466

End of Investments.

4

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $248,196 and the unrealized appreciation and depreciation were $3,585 and ($85,195), respectively, with a net unrealized depreciation of ($81,610).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.
In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

Russell 2000 Index, e-mini, Long, expires 03/20/09	60	2,656	(280)
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$160,120
Level 2 - Other Significant Observable Inputs	6,466
Level 3 - Significant Unobservable Inputs	—

Total	$166,586

*	Other financial instruments include future contracts of ($280).
REG46825JAN09

5

Schwab Capital Trust
Schwab Dividend Equity FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.0%	Common Stock	1,408,925	1,073,854
1.8%	Short-Term Investments	19,974	19,974
99.8%	Total Investments	1,428,899	1,093,828
0.2%	Other Assets and Liabilities, Net		2,042
100.0%	Total Net Assets		1,095,870

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 98.0% of net assets

Banks 0.8%
KeyCorp	577,500	4,204
SunTrust Banks, Inc.	400,887	4,915

		9,119

Capital Goods 9.1%
Cooper Industries Ltd., Class A	255,000	6,862
Emerson Electric Co.	423,600	13,852
L-3 Communications Holdings, Inc.	150,000	11,853
Lockheed Martin Corp.	200,000	16,408
Masco Corp.	300,000	2,346
Northrop Grumman Corp.	290,400	13,974
Raytheon Co.	487,100	24,657
Tyco International Ltd.	300,000	6,306
United Technologies Corp.	75,000	3,599

		99,857

Commercial & Professional Supplies 2.5%
Pitney Bowes, Inc.	200,000	4,452
R.R. Donnelley & Sons Co.	460,000	4,490
Waste Management, Inc.	590,000	18,402

		27,344

Consumer Durables & Apparel 2.2%
D.R. Horton, Inc.	1,169,314	6,969
Hasbro, Inc.	325,000	7,842
Leggett & Platt, Inc.	250,000	3,123
VF Corp.	100,000	5,602

		23,536

Consumer Services 2.4%
McDonald’s Corp.	375,000	21,757
Yum! Brands, Inc.	150,000	4,293

		26,050

Diversified Financials 5.8%
Bank of America Corp.	875,400	5,760
Bank of New York Mellon Corp.	879,845	22,647
Capital One Financial Corp.	100,000	1,584
JPMorgan Chase & Co.	775,584	19,785
Northern Trust Corp.	175,000	10,066
State Street Corp.	170,000	3,956

		63,798

Energy 13.6%
Anadarko Petroleum Corp.	200,000	7,348
Boardwalk Pipeline Partners L.P.	191,500	4,079
Chevron Corp.	375,000	26,445
ConocoPhillips	400,000	19,012
Devon Energy Corp.	160,000	9,856
Exxon Mobil Corp.	325,800	24,917
Noble Energy	182,500	8,930
Occidental Petroleum Corp.	420,000	22,911
Patterson-UTI Energy, Inc.	225,000	2,151
Sunoco, Inc.	100,000	4,632
The Williams Cos., Inc.	230,000	3,255
Valero Energy Corp.	635,000	15,316

		148,852

Food & Staples Retailing 1.3%
The Kroger Co.	335,000	7,538
Wal-Mart Stores, Inc.	150,000	7,068

		14,606

Food, Beverage & Tobacco 8.3%
Altria Group, Inc.	610,000	10,089
General Mills, Inc.	270,000	15,970
H.J. Heinz Co.	435,000	15,878
Kellogg Co.	340,000	14,855
Reynolds American, Inc.	426,400	16,280
The Coca-Cola Co.	370,000	15,806
The J.M. Smucker Co.	39,197	1,770

		90,648

Health Care Equipment & Services 3.4%
Baxter International, Inc.	325,000	19,061
Becton, Dickinson & Co.	254,000	18,458

		37,519

Household & Personal Products 2.8%
Colgate-Palmolive Co.	235,000	15,284
The Procter & Gamble Co.	279,964	15,258

		30,542

Insurance 6.1%
Aon Corp.	396,250	14,681
Axis Capital Holdings Ltd.	100,000	2,426
HCC Insurance Holdings, Inc.	385,000	9,013
Lincoln National Corp.	300,000	4,539
The Allstate Corp.	328,200	7,112
The Chubb Corp.	351,000	14,946

1

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Travelers Cos., Inc.	358,000	13,833

		66,550

Materials 1.4%
International Paper Co.	500,000	4,560
MeadWestvaco Corp.	150,000	1,746
Sonoco Products Co.	100,000	2,293
The Lubrizol Corp.	200,000	6,824

		15,423

Media 0.8%
CBS Corp., Class B	600,000	3,432
Gannett Co., Inc.	200,000	1,154
Time Warner, Inc.	500,000	4,665

		9,251

Pharmaceuticals, Biotechnology & Life Sciences 12.5%
Abbott Laboratories	425,000	23,562
Bristol-Myers Squibb Co.	850,000	18,199
Eli Lilly & Co.	550,000	20,251
Johnson & Johnson	387,000	22,326
Merck & Co., Inc.	560,000	15,988
Pfizer, Inc.	1,200,000	17,496
Wyeth	455,000	19,551

		137,373

Real Estate 0.8%
Boston Properties, Inc.	65,000	2,815
Essex Property Trust, Inc.	50,000	3,302
Vornado Realty Trust	60,000	3,049

		9,166

Retailing 0.8%
Genuine Parts Co.	121,000	3,874
The Gap, Inc.	400,000	4,512

		8,386

Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	290,000	5,794
Applied Materials, Inc.	700,000	6,559
Intel Corp.	1,125,000	14,513

		26,866

Software & Services 5.2%
Accenture Ltd., Class A	535,000	16,885
Automatic Data Processing, Inc.	335,000	12,170
CA, Inc.	300,000	5,397
Microsoft Corp.	1,000,000	17,100
Paychex, Inc.	200,000	4,858

		56,410

Technology Hardware & Equipment 4.5%
Harris Corp.	100,000	4,329
Hewlett-Packard Co.	520,000	18,070
International Business Machines Corp.	242,500	22,225
Molex, Inc.	100,000	1,337
Seagate Technology	385,000	1,459
Xerox Corp.	290,000	1,926

		49,346

Telecommunication Services 4.1%
AT&T, Inc.	450,407	11,089
CenturyTel, Inc.	100,000	2,714
Embarq Corp.	210,000	7,501
Frontier Communications Corp.	700,000	5,677
Qwest Communications International, Inc.	700,000	2,254
Verizon Communications, Inc.	477,300	14,257
Windstream Corp.	200,000	1,736

		45,228

Transportation 0.4%
CSX Corp.	150,000	4,344

Utilities 6.7%
American Electric Power Co., Inc.	451,000	14,139
CenterPoint Energy, Inc.	150,000	2,007
DTE Energy Co.	425,000	14,663
Duke Energy Corp.	250,000	3,788
Edison International	100,000	3,257
PG&E Corp.	450,000	17,401
Pinnacle West Capital Corp.	75,000	2,510
Progress Energy, Inc.	410,000	15,875

		73,640

Total Common Stock (Cost $1,408,925)		1,073,854

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 1.8% of net assets

Commercial Paper & Other Obligations 1.7%
Citibank, London Time Deposit
0.07%, 02/02/09	19,010	19,010

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
(0.02)%, 03/26/09 (a)	560	560
0.08%, 03/26/09 (a)	398	398
0.07%, 03/26/09 (a)	6	6

		964

Total Short-Term Investments (Cost $19,974)		19,974

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/2009, the tax basis cost of the fund’s investments was $1,428,899 and the unrealized appreciation and depreciation were $55,781 and ($390,852), respectively, with a net unrealized depreciation of ($335,071).

2

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

(a)	All or a portion of this security is held as collateral for open futures contracts.
In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

S & P 500 Index, e-mini, Long, expires 03/20/09	175	7,197	(633)
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$1,073,854
Level 2 - Other Significant Observable Inputs	19,974
Level 3 - Significant Unobservable Inputs	—

Total	$1,093,828

*	Other financial instruments include future contracts of ($633).
REG46824JAN09

3

Schwab Capital Trust
Schwab Core Equity FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.2%	Common Stock	1,673,075	1,289,651
3.4%	Other Investment Company	45,921	45,921
0.3%	Short-Term Investment	3,852	3,852
99.9%	Total Investments	1,722,848	1,339,424
0.1%	Other Assets and Liabilities, Net		1,421
100.0%	Total Net Assets		1,340,845

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 96.2% of net assets

Banks 0.3%
KeyCorp	355,000	2,584
SunTrust Banks, Inc.	160,000	1,962

		4,546

Capital Goods 11.9%
AGCO Corp. *	115,510	2,458
Dover Corp.	30,000	848
Emerson Electric Co.	178,320	5,831
Fluor Corp.	239,500	9,317
General Dynamics Corp.	50,110	2,843
Jacobs Engineering Group, Inc. *	90,000	3,480
Lockheed Martin Corp.	669,430	54,920
Northrop Grumman Corp.	220,450	10,608
Raytheon Co.	1,185,720	60,021
Tyco International Ltd.	449,100	9,440

		159,766

Consumer Durables & Apparel 0.4%
Polo Ralph Lauren Corp.	85,000	3,488
Toll Brothers, Inc. *	75,000	1,276

		4,764

Consumer Services 2.5%
Apollo Group, Inc., Class A *	165,000	13,441
McDonald’s Corp.	350,000	20,307

		33,748

Diversified Financials 6.0%
Ameriprise Financial, Inc.	433,550	8,736
Bank of America Corp.	750,000	4,935
Bank of New York Mellon Corp.	528,280	13,598
Discover Financial Services	300,000	2,145
JPMorgan Chase & Co.	1,424,200	36,331
Northern Trust Corp.	143,290	8,242
State Street Corp.	280,100	6,518

		80,505

Energy 13.7%
Anadarko Petroleum Corp.	200,000	7,348
Chevron Corp.	443,030	31,242
ConocoPhillips	374,900	17,819
Devon Energy Corp.	120,000	7,392
Exxon Mobil Corp.	800,950	61,257
Murphy Oil Corp.	120,000	5,301
National-Oilwell Varco, Inc. *	101,050	2,672
Noble Energy	197,500	9,664
Occidental Petroleum Corp.	464,490	25,338
Sunoco, Inc.	200,000	9,264
Valero Energy Corp.	235,000	5,668

		182,965

Food & Staples Retailing 3.4%
SUPERVALU, Inc.	25,000	438
The Kroger Co.	700,000	15,750
Wal-Mart Stores, Inc.	630,000	29,686

		45,874

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	490,890	8,119
Archer-Daniels-Midland Co.	320,000	8,762
Coca-Cola Enterprises, Inc.	345,000	3,874
Constellation Brands, Inc., Class A *	100,000	1,452
General Mills, Inc.	430,340	25,455
Reynolds American, Inc.	93,960	3,587
Sara Lee Corp.	139,580	1,400
The Coca-Cola Co.	280,440	11,981
The J.M. Smucker Co.	76,220	3,441
The Pepsi Bottling Group, Inc.	150,000	2,894

		70,965

Health Care Equipment & Services 7.5%
Aetna, Inc.	499,095	15,472
Baxter International, Inc.	496,680	29,130
Becton, Dickinson & Co.	123,110	8,946
CIGNA Corp.	326,760	5,673
DaVita, Inc. *	140,000	6,580
Express Scripts, Inc. *	246,160	13,234
Humana, Inc. *	305,885	11,602
Omnicare, Inc.	360,000	10,066

		100,703

Household & Personal Products 3.8%
Church & Dwight Co., Inc.	205,000	10,912
The Procter & Gamble Co.	744,389	40,569

		51,481

Insurance 4.7%
American Financial Group, Inc.	79,290	1,346
Aon Corp.	125,000	4,631
MetLife, Inc.	700,000	20,111
Prudential Financial, Inc.	211,090	5,436

1

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Chubb Corp.	152,660	6,500
The Hartford Financial Services Group, Inc.	159,990	2,106
The Travelers Cos., Inc.	582,940	22,525

		62,655

Materials 1.7%
AK Steel Holding Corp.	127,270	1,027
Celanese Corp., Series A	165,030	1,758
International Paper Co.	167,155	1,524
Owens-Illinois, Inc. *	123,710	2,351
Sonoco Products Co.	326,650	7,490
Terra Industries, Inc.	125,000	2,560
The Lubrizol Corp.	188,070	6,417

		23,127

Media 0.8%
CBS Corp., Class B	369,090	2,111
Liberty Global, Inc., Series A *	150,000	2,185
Omnicom Group, Inc.	88,050	2,280
Time Warner, Inc.	500,000	4,665

		11,241

Pharmaceuticals, Biotechnology & Life Sciences 12.0%
Amgen, Inc. *	380,000	20,843
Bristol-Myers Squibb Co.	250,000	5,352
Celgene Corp. *	149,000	7,890
Cephalon, Inc. *	245,000	18,909
Eli Lilly & Co.	100,000	3,682
Endo Pharmaceuticals Holdings, Inc. *	86,560	1,945
Forest Laboratories, Inc. *	350,000	8,764
Genentech, Inc. *	125,000	10,155
Johnson & Johnson	200,000	11,538
Life Technologies Corp. *	221,637	5,643
Merck & Co., Inc.	517,080	14,763
Pfizer, Inc.	2,382,530	34,737
Schering-Plough Corp.	200,000	3,512
Watson Pharmaceuticals, Inc. *	305,000	8,320
Wyeth	100,000	4,297

		160,350

Retailing 1.6%
Family Dollar Stores, Inc.	350,000	9,719
The Gap, Inc.	770,000	8,686
The Sherwin-Williams Co.	70,000	3,343

		21,748

Semiconductors & Semiconductor Equipment 1.3%
Broadcom Corp., Class A *	529,150	8,387
Intel Corp.	548,020	7,070
LSI Corp. *	650,000	2,067

		17,524

Software & Services 4.7%
Accenture Ltd., Class A	125,000	3,945
Adobe Systems, Inc. *	100,000	1,931
BMC Software, Inc. *	510,640	12,934
Cadence Design Systems, Inc. *	602,790	2,278
Microsoft Corp.	645,650	11,041
Symantec Corp. *	1,375,900	21,093
Synopsys, Inc. *	506,140	9,364

		62,586

Technology Hardware & Equipment 10.6%
Apple, Inc. *	150,565	13,570
Cisco Systems, Inc. *	202,650	3,034
Hewlett-Packard Co.	1,628,900	56,604
International Business Machines Corp.	693,160	63,528
NCR Corp. *	126,445	1,587
Xerox Corp.	549,070	3,646

		141,969

Telecommunication Services 1.8%
CenturyTel, Inc.	248,360	6,741
Frontier Communications Corp.	925,555	7,506
Qwest Communications International, Inc.	2,119,420	6,825
Telephone & Data Systems, Inc.	105,290	3,212

		24,284

Transportation 1.0%
AMR Corp. *	125,000	743
Continental Airlines, Inc., Class B *	170,960	2,303
CSX Corp.	115,000	3,330
Union Pacific Corp.	150,000	6,568

		12,944

Utilities 1.2%
Duke Energy Corp.	210,000	3,181
NRG Energy, Inc. *	450,000	10,512
PG&E Corp.	57,220	2,213

		15,906

Total Common Stock (Cost $1,673,075)		1,289,651

Other Investment Company 3.4% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	45,921,040	45,921

Total Other Investment Company (Cost $45,921)		45,921

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
(0.02)%, 03/26/09 (a)	3,852	3,852

Total Short-Term Investment (Cost $3,852)		3,852

2

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $1,727,858 and the unrealized appreciation and depreciation were $42,938 and ($431,372), respectively, with a net unrealized depreciation of ($388,434).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.
In addition to the above, the fund held the following at 01/31/09. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

S & P 500 Index, e-mini, Long, expires 03/20/09	700	28,788	(1,746)

3

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$1,335,572
Level 2 - Other Significant Observable Inputs	3,852
Level 3 - Significant Unobservable Inputs	—

Total	$1,339,424

*	Other financial instruments include future contracts of ($1,746).
REG46823JAN09

4

Schwab Capital Trust
Schwab S&P 500 Index Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.7%	Common Stock	4,811,112	4,277,189
0.1%	Foreign Common Stock	4,839	2,278
1.0%	Short-Term Investments	44,024	44,024
99.8%	Total Investments	4,859,975	4,323,491
0.2%	Other Assets and Liabilities, Net		8,226
100.0%	Net Assets		4,331,717

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 98.7% of net assets

Automobiles & Components 0.2%
Ford Motor Co. *	1,182,277	2,211
General Motors Corp.	355,225	1,069
Harley-Davidson, Inc.	143,545	1,748
Johnson Controls, Inc.	358,952	4,491
The Goodyear Tire & Rubber Co. *	105,796	653

		10,172

Banks 2.3%
BB&T Corp.	335,116	6,632
Comerica, Inc.	95,108	1,584
Fifth Third Bancorp	347,725	831
First Horizon National Corp.	122,869	1,170
Hudson City Bancorp, Inc.	310,900	3,606
Huntington Bancshares, Inc.	217,426	626
KeyCorp	296,955	2,162
M&T Bank Corp.	47,155	1,835
Marshall & Ilsley Corp.	154,183	880
People’s United Financial, Inc.	205,000	3,354
PNC Financial Services Group, Inc.	261,219	8,495
Regions Financial Corp.	426,331	1,475
SunTrust Banks, Inc.	227,836	2,793
U.S. Bancorp	1,059,232	15,719
Wells Fargo & Co.	2,486,376	46,993
Zions Bancorp	68,162	1,017

		99,172

Capital Goods 7.8%
3M Co.	415,741	22,363
Caterpillar, Inc.	363,792	11,223
Cooper Industries Ltd., Class A	109,322	2,942
Cummins, Inc.	121,708	2,918
Danaher Corp.	145,519	8,139
Deere & Co.	261,688	9,091
Dover Corp.	114,923	3,250
Eaton Corp.	93,395	4,111
Emerson Electric Co.	462,648	15,129
Fastenal Co.	58,534	2,001
Flowserve Corp.	20,000	1,066
Fluor Corp.	103,898	4,042
General Dynamics Corp.	236,932	13,441
General Electric Co.	6,237,677	75,663
Goodrich Corp.	74,318	2,873
Honeywell International, Inc.	441,700	14,492
Illinois Tool Works, Inc.	240,895	7,868
Ingersoll-Rand Co., Ltd., Class A	194,677	3,156
ITT Corp.	112,360	5,088
Jacobs Engineering Group, Inc. *	40,234	1,556
L-3 Communications Holdings, Inc.	73,595	5,815
Lockheed Martin Corp.	200,252	16,429
Masco Corp.	236,681	1,851
Northrop Grumman Corp.	199,871	9,618
PACCAR, Inc.	227,020	5,991
Pall Corp.	48,022	1,252
Parker Hannifin Corp.	103,306	3,947
Precision Castparts Corp.	84,100	5,462
Raytheon Co.	250,739	12,692
Rockwell Automation, Inc.	88,041	2,293
Rockwell Collins, Inc.	98,524	3,712
Textron, Inc.	154,126	1,392
The Boeing Co.	440,715	18,647
The Manitowoc Co., Inc.	74,100	407
Tyco International Ltd.	284,553	5,981
United Technologies Corp.	570,169	27,362
W.W. Grainger, Inc.	40,399	2,947

		336,210

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	56,457	1,368
Cintas	81,991	1,865
Equifax, Inc.	80,620	1,993
Iron Mountain, Inc. *	75,000	1,535
Monster Worldwide, Inc. *	77,326	712
Pitney Bowes, Inc.	131,854	2,935
R.R. Donnelley & Sons Co.	131,347	1,282
Republic Services, Inc.	156,433	4,045
Robert Half International, Inc.	97,973	1,661
Stericycle, Inc. *	48,000	2,348
The Dun & Bradstreet Corp.	23,000	1,748
Waste Management, Inc.	310,505	9,685

		31,177

Consumer Durables & Apparel 0.9%
Centex Corp.	72,629	618
Coach, Inc. *	207,716	3,033
D.R. Horton, Inc.	164,056	978
Eastman Kodak Co.	169,561	768
Fortune Brands, Inc.	91,549	2,929

1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Harman International Industries, Inc.	34,500	555
Hasbro, Inc.	83,255	2,009
Jones Apparel Group, Inc.	52,684	182
KB HOME	38,775	414
Leggett & Platt, Inc.	107,903	1,348
Lennar Corp., Class A	79,582	612
Liz Claiborne, Inc.	61,119	134
Mattel, Inc.	222,967	3,164
Newell Rubbermaid, Inc.	167,418	1,353
NIKE, Inc., Class B	236,242	10,690
Polo Ralph Lauren Corp.	23,200	952
Pulte Homes, Inc.	122,586	1,244
Snap-on, Inc.	35,854	1,082
The Black & Decker Corp.	37,550	1,086
The Stanley Works	36,574	1,143
VF Corp.	53,707	3,009
Whirlpool Corp.	46,691	1,561

		38,864

Consumer Services 1.7%
Apollo Group, Inc., Class A *	69,705	5,678
Carnival Corp.	265,307	4,826
Darden Restaurants, Inc.	78,430	2,056
H&R Block, Inc.	157,094	3,256
International Game Technology	191,469	2,030
Marriott International, Inc., Class A	183,134	2,987
McDonald’s Corp.	670,121	38,880
Starbucks Corp. *	431,110	4,070
Starwood Hotels & Resorts Worldwide, Inc.	120,073	1,815
Wyndham Worldwide Corp.	107,943	662
Wynn Resorts Ltd. *	20,000	602
Yum! Brands, Inc.	288,706	8,263

		75,125

Diversified Financials 5.1%
American Capital Ltd.	55,200	158
American Express Co.	703,404	11,768
Ameriprise Financial, Inc.	148,061	2,983
Bank of America Corp.	3,743,204	24,630
Bank of New York Mellon Corp.	691,023	17,787
Capital One Financial Corp.	233,489	3,698
CIT Group, Inc.	116,838	326
Citigroup, Inc.	3,274,543	11,625
CME Group, Inc.	38,190	6,642
Discover Financial Services	300,324	2,147
E*TRADE Financial Corp. *	262,898	300
Federated Investors, Inc., Class B	45,911	896
Franklin Resources, Inc.	96,036	4,650
IntercontinentalExchange, Inc. *	37,700	2,146
Janus Capital Group, Inc.	95,251	500
JPMorgan Chase & Co.	2,235,316	57,023
Legg Mason, Inc.	81,300	1,306
Leucadia National Corp. *	75,700	1,205
Moody’s Corp.	126,591	2,712
Morgan Stanley	655,048	13,252
Northern Trust Corp.	124,934	7,186
NYSE Euronext	163,400	3,595
SLM Corp. *	255,962	2,931
State Street Corp.	248,528	5,783
T. Rowe Price Group, Inc.	159,326	4,394
The Charles Schwab Corp. (b)	582,786	7,920
The Goldman Sachs Group, Inc.	261,977	21,149
The Nasdaq OMX Group, Inc. *	64,000	1,397

		220,109

Energy 14.0%
Anadarko Petroleum Corp.	286,332	10,520
Apache Corp.	194,449	14,584
Baker Hughes, Inc.	190,241	6,339
BJ Services Co.	150,775	1,659
Cabot Oil & Gas Corp.	59,700	1,641
Cameron International Corp. *	129,400	2,997
Chesapeake Energy Corp.	286,300	4,526
Chevron Corp.	1,219,559	86,003
ConocoPhillips	906,119	43,068
CONSOL Energy, Inc.	104,200	2,840
Devon Energy Corp.	269,713	16,614
El Paso Corp.	410,934	3,361
ENSCO International, Inc.	70,400	1,926
EOG Resources, Inc.	150,907	10,227
Exxon Mobil Corp.	3,052,491	233,455
Halliburton Co.	546,836	9,433
Hess Corp.	162,202	9,020
Marathon Oil Corp.	436,722	11,892
Massey Energy Co.	48,700	739
Murphy Oil Corp.	97,527	4,309
Nabors Industries Ltd. *	174,696	1,913
National-Oilwell Varco, Inc. *	222,610	5,886
Noble Corp.	163,482	4,439
Noble Energy	104,000	5,089
Occidental Petroleum Corp.	495,524	27,031
Peabody Energy Corp.	134,400	3,360
Pioneer Natural Resources Co.	73,000	1,069
Range Resources Corp.	88,600	3,175
Rowan Cos., Inc.	64,341	815
Schlumberger Ltd.	728,459	29,728
Smith International, Inc.	110,400	2,506
Southwestern Energy Co. *	189,200	5,988
Spectra Energy Corp.	356,334	5,170
Sunoco, Inc.	72,311	3,349
Tesoro Corp.	42,700	736
The Williams Cos., Inc.	368,102	5,209
Valero Energy Corp.	322,485	7,778
Weatherford International Ltd. *	415,262	4,580
XTO Energy, Inc.	310,083	11,501

		604,475

Food & Staples Retailing 3.2%
Costco Wholesale Corp.	259,841	11,701
CVS Caremark Corp.	854,940	22,981
Safeway, Inc.	264,175	5,661
SUPERVALU, Inc.	124,524	2,184
Sysco Corp.	355,595	7,926
The Kroger Co.	393,636	8,857
Wal-Mart Stores, Inc.	1,331,643	62,747

2

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Walgreen Co.	593,699	16,273
Whole Foods Market, Inc.	62,900	645

		138,975

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	1,193,829	19,746
Archer-Daniels-Midland Co.	390,669	10,697
Brown-Forman Corp., Class B	51,186	2,324
Campbell Soup Co.	120,713	3,666
Coca-Cola Enterprises, Inc.	173,467	1,948
ConAgra Foods, Inc.	286,055	4,892
Constellation Brands, Inc., Class A *	117,905	1,712
Dean Foods Co. *	43,900	849
Dr. Pepper Snapple Group, Inc. *	140,000	2,303
General Mills, Inc.	204,503	12,096
H.J. Heinz Co.	192,551	7,028
Kellogg Co.	153,585	6,710
Kraft Foods, Inc., Class A	882,400	24,751
Lorillard, Inc.	103,718	6,167
McCormick & Co., Inc.	77,973	2,498
Molson Coors Brewing Co., Class B	72,850	2,934
PepsiCo, Inc.	927,083	46,567
Philip Morris International, Inc.	1,214,884	45,133
Reynolds American, Inc.	110,078	4,203
Sara Lee Corp.	442,030	4,434
The Coca-Cola Co.	1,184,352	50,596
The Hershey Co.	97,892	3,649
The J.M. Smucker Co.	78,504	3,545
The Pepsi Bottling Group, Inc.	81,611	1,574
Tyson Foods, Inc., Class A	136,402	1,207

		271,229

Health Care Equipment & Services 4.9%
Aetna, Inc.	282,132	8,746
AmerisourceBergen Corp.	102,482	3,722
Baxter International, Inc.	372,961	21,874
Becton, Dickinson & Co.	147,494	10,718
Boston Scientific Corp. *	760,150	6,743
C.R. Bard, Inc.	60,312	5,161
Cardinal Health, Inc.	216,680	8,158
CIGNA Corp.	175,110	3,040
Coventry Health Care, Inc. *	93,847	1,420
Covidien Ltd.	302,553	11,600
DaVita, Inc. *	47,000	2,209
DENTSPLY International, Inc.	65,000	1,749
Express Scripts, Inc. *	152,264	8,186
Hospira, Inc. *	92,968	2,315
Humana, Inc. *	105,389	3,998
IMS Health, Inc.	120,083	1,744
Intuitive Surgical, Inc. *	22,700	2,343
Laboratory Corp. of America Holdings *	67,844	4,016
McKesson Corp.	170,166	7,521
Medco Health Solutions, Inc. *	302,326	13,584
Medtronic, Inc.	670,796	22,465
Patterson Cos., Inc. *	69,444	1,277
Quest Diagnostics, Inc.	88,042	4,345
St. Jude Medical, Inc. *	208,159	7,571
Stryker Corp.	146,742	6,198
Tenet Healthcare Corp. *	48,777	52
UnitedHealth Group, Inc.	725,993	20,567
Varian Medical Systems, Inc. *	49,000	1,819
WellPoint, Inc. *	308,969	12,807
Zimmer Holdings, Inc. *	140,969	5,131

		211,079

Household & Personal Products 3.2%
Avon Products, Inc.	257,470	5,265
Colgate-Palmolive Co.	302,177	19,654
Kimberly-Clark Corp.	249,681	12,851
The Clorox Co.	84,122	4,219
The Estee Lauder Cos., Inc., Class A	62,600	1,643
The Procter & Gamble Co.	1,774,636	96,718

		140,350

Insurance 2.2%
Aflac, Inc.	282,803	6,564
American International Group, Inc.	1,600,032	2,048
Aon Corp.	166,040	6,152
Assurant, Inc.	53,600	1,415
Cincinnati Financial Corp.	101,886	2,234
Genworth Financial, Inc., Class A	280,038	650
Lincoln National Corp.	165,270	2,501
Loews Corp.	177,303	4,326
Marsh & McLennan Cos., Inc.	315,984	6,108
MBIA, Inc. *	78,224	302
MetLife, Inc.	437,911	12,581
Principal Financial Group, Inc.	158,912	2,636
Prudential Financial, Inc.	259,481	6,682
The Allstate Corp.	327,492	7,097
The Chubb Corp.	217,240	9,250
The Hartford Financial Services Group, Inc.	194,837	2,564
The Progressive Corp.	411,728	5,002
The Travelers Cos., Inc.	352,357	13,615
Torchmark Corp.	58,181	1,745
Unum Group	213,338	3,021
XL Capital Ltd., Class A	108,299	314

		96,807

Materials 3.0%
Air Products & Chemicals, Inc.	129,054	6,491
AK Steel Holding Corp.	50,800	410
Alcoa, Inc.	491,937	3,832
Allegheny Technologies, Inc.	53,155	1,174
Ashland, Inc.	43,550	349
Ball Corp.	59,822	2,294
Bemis Co., Inc.	59,750	1,349
CF Industries Holdings, Inc.	25,000	1,175
E.I. du Pont de Nemours & Co.	546,728	12,553
Eastman Chemical Co.	45,991	1,193
Ecolab, Inc.	105,595	3,586
Freeport-McMoRan Copper & Gold, Inc.	218,796	5,501

3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
International Flavors & Fragrances, Inc.	48,167	1,379
International Paper Co.	258,603	2,358
MeadWestvaco Corp.	104,877	1,221
Monsanto Co.	328,126	24,957
Newmont Mining Corp.	254,312	10,116
Nucor Corp.	175,904	7,175
Owens-Illinois, Inc. *	80,000	1,520
Pactiv Corp. *	79,295	1,714
PPG Industries, Inc.	100,861	3,790
Praxair, Inc.	187,730	11,688
Rohm & Haas Co.	76,442	4,219
Sealed Air Corp.	98,210	1,331
Sigma-Aldrich Corp.	77,926	2,812
The Dow Chemical Co.	559,103	6,480
Titanium Metals Corp.	26,900	190
United States Steel Corp.	77,148	2,317
Vulcan Materials Co.	56,704	2,805
Weyerhaeuser Co.	127,433	3,484

		129,463

Media 2.4%
CBS Corp., Class B	419,711	2,401
Comcast Corp., Class A	1,725,463	25,278
Gannett Co., Inc.	138,839	801
Meredith Corp.	17,154	274
News Corp., Class A	1,391,611	8,892
Omnicom Group, Inc.	195,442	5,060
Scripps Networks Interactive, Class A	39,225	842
The DIRECTV Group, Inc. *	336,460	7,369
The Interpublic Group of Cos., Inc. *	256,619	855
The McGraw-Hill Cos., Inc.	195,811	4,306
The New York Times Co., Class A	81,287	404
The Walt Disney Co.	1,111,116	22,978
The Washington Post Co., Class B	1,250	488
Time Warner, Inc.	2,141,409	19,979
Viacom, Inc., Class B *	379,603	5,599

		105,526

Pharmaceuticals, Biotechnology & Life Sciences 10.9%
Abbott Laboratories	924,205	51,238
Allergan, Inc.	185,022	7,053
Amgen, Inc. *	633,298	34,736
Biogen Idec, Inc. *	177,761	8,648
Bristol-Myers Squibb Co.	1,189,853	25,475
Celgene Corp. *	257,500	13,635
Cephalon, Inc. *	40,000	3,087
Eli Lilly & Co.	604,055	22,241
Forest Laboratories, Inc. *	195,423	4,893
Genzyme Corp. *	162,807	11,221
Gilead Sciences, Inc. *	551,294	27,989
Johnson & Johnson	1,655,330	95,496
King Pharmaceuticals, Inc. *	159,892	1,397
Life Technologies Corp. *	45,749	1,165
Merck & Co., Inc.	1,272,857	36,340
Millipore Corp. *	16,408	905
Mylan, Inc. *	65,549	743
PerkinElmer, Inc.	70,980	896
Pfizer, Inc.	4,016,667	58,563
Schering-Plough Corp.	946,326	16,617
Teva Pharmaceutical Industries Ltd. ADR	41,481	1,719
Thermo Fisher Scientific, Inc. *	251,699	9,044
Waters Corp. *	60,268	2,180
Watson Pharmaceuticals, Inc. *	63,811	1,741
Wyeth	800,282	34,388

		471,410

Real Estate 0.8%
Apartment Investment & Management Co., Class A	82,689	735
AvalonBay Communities, Inc.	39,950	2,070
Boston Properties, Inc.	65,600	2,840
CB Richard Ellis Group, Inc., Class A *	14,700	53
Developers Diversified Realty Corp.	39,700	191
Equity Residential	165,692	3,965
General Growth Properties, Inc.	94,600	62
HCP, Inc.	134,700	3,144
Health Care REIT, Inc.	30,000	1,134
Host Hotels & Resorts, Inc.	271,458	1,460
Kimco Realty Corp.	134,400	1,933
Plum Creek Timber Co., Inc.	106,950	3,291
ProLogis	154,506	1,547
Public Storage	68,725	4,252
Simon Property Group, Inc.	132,910	5,712
Vornado Realty Trust	72,727	3,695

		36,084

Retailing 2.9%
Abercrombie & Fitch Co., Class A	25,900	462
Amazon.com, Inc. *	182,988	10,763
AutoNation, Inc. *	80,566	748
AutoZone, Inc. *	23,987	3,188
Bed Bath & Beyond, Inc. *	158,865	3,690
Best Buy Co., Inc.	210,391	5,895
Big Lots, Inc. *	62,909	846
Dillard’s, Inc., Class A	33,711	147
Expedia, Inc. *	126,600	1,130
Family Dollar Stores, Inc.	85,892	2,385
GameStop Corp., Class A *	97,900	2,426
Genuine Parts Co.	102,653	3,287
J.C. Penney Co., Inc.	135,584	2,271
Kohl’s Corp. *	188,281	6,912
Limited Brands, Inc.	189,987	1,505
Lowe’s Cos., Inc.	879,900	16,076
Macy’s, Inc.	272,190	2,436
Nordstrom, Inc.	109,382	1,388
Office Depot, Inc. *	167,083	361
RadioShack Corp.	79,067	906
Sears Holdings Corp. *	40,075	1,640
Staples, Inc.	426,397	6,797
Target Corp.	442,619	13,810
The Gap, Inc.	294,399	3,321

4

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Home Depot, Inc.	1,014,607	21,844
The Sherwin-Williams Co.	60,651	2,896
The TJX Cos., Inc.	258,789	5,026
Tiffany & Co.	74,308	1,542

		123,698

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. *	301,471	660
Altera Corp.	194,494	2,991
Analog Devices, Inc.	179,122	3,579
Applied Materials, Inc.	820,999	7,693
Broadcom Corp., Class A *	274,481	4,351
Intel Corp.	3,333,326	43,000
KLA-Tencor Corp.	110,567	2,216
Linear Technology Corp.	136,338	3,193
LSI Corp. *	250,138	795
MEMC Electronic Materials, Inc. *	105,100	1,429
Microchip Technology, Inc.	67,700	1,284
Micron Technology, Inc. *	425,213	1,582
National Semiconductor Corp.	132,830	1,347
Novellus Systems, Inc. *	62,474	861
NVIDIA Corp. *	324,850	2,583
Teradyne, Inc. *	119,683	576
Texas Instruments, Inc.	789,420	11,802
Xilinx, Inc.	172,868	2,913

		92,855

Software & Services 6.2%
Adobe Systems, Inc. *	322,522	6,228
Affiliated Computer Services, Inc., Class A *	58,472	2,682
Akamai Technologies, Inc. *	49,500	667
Autodesk, Inc. *	142,646	2,362
Automatic Data Processing, Inc.	306,040	11,118
BMC Software, Inc. *	120,001	3,040
CA, Inc.	248,295	4,467
Citrix Systems, Inc. *	86,545	1,821
Cognizant Technology Solutions Corp., Class A *	176,300	3,302
Computer Sciences Corp. *	94,953	3,498
Compuware Corp. *	179,317	1,166
Convergys Corp. *	85,006	640
eBay, Inc. *	653,586	7,856
Electronic Arts, Inc. *	189,219	2,922
Fidelity National Information Services, Inc.	102,300	1,628
Fiserv, Inc. *	100,097	3,178
Google, Inc., Class A *	141,971	48,061
Intuit, Inc. *	197,876	4,482
MasterCard, Inc., Class A	43,900	5,961
McAfee, Inc. *	90,000	2,744
Microsoft Corp.	4,613,998	78,899
Novell, Inc. *	220,687	817
Oracle Corp. *	2,331,376	39,237
Paychex, Inc.	198,430	4,820
Salesforce.com, Inc. *	47,435	1,262
Symantec Corp. *	513,854	7,877
Total System Services, Inc.	118,200	1,496
VeriSign, Inc. *	117,700	2,273
Western Union Co.	442,962	6,051
Yahoo!, Inc. *	787,491	9,237

		269,792

Technology Hardware & Equipment 7.7%
Agilent Technologies, Inc. *	220,967	3,995
Amphenol Corp., Class A	72,000	1,883
Apple, Inc. *	527,405	47,535
Ciena Corp. *	47,466	296
Cisco Systems, Inc. *	3,498,668	52,375
Corning, Inc.	943,854	9,542
Dell, Inc. *	1,041,999	9,899
EMC Corp. *	1,232,341	13,605
FLIR Systems, Inc. *	65,000	1,623
Harris Corp.	80,000	3,463
Hewlett-Packard Co.	1,456,373	50,609
International Business Machines Corp.	802,287	73,530
Jabil Circuit, Inc.	108,685	633
JDS Uniphase Corp. *	125,689	456
Juniper Networks, Inc. *	305,100	4,320
Lexmark International, Inc., Class A *	53,391	1,264
Molex, Inc.	85,448	1,142
Motorola, Inc.	1,388,000	6,149
NetApp, Inc. *	208,093	3,086
QLogic Corp. *	92,672	1,049
QUALCOMM, Inc.	976,578	33,741
SanDisk Corp. *	109,800	1,255
Sun Microsystems, Inc. *	483,538	2,011
Tellabs, Inc. *	266,357	1,100
Teradata Corp. *	108,424	1,424
Tyco Electronics Ltd.	281,553	3,987
Xerox Corp.	540,916	3,592

		333,564

Telecommunication Services 3.7%
American Tower Corp., Class A *	196,700	5,968
AT&T, Inc.	3,500,842	86,191
CenturyTel, Inc.	68,817	1,868
Embarq Corp.	93,293	3,332
Frontier Communications Corp.	197,963	1,605
Qwest Communications International, Inc.	954,223	3,072
Sprint Nextel Corp. *	1,782,577	4,332
Verizon Communications, Inc.	1,693,606	50,588
Windstream Corp.	261,945	2,274

		159,230

Transportation 2.0%
Burlington Northern Santa Fe Corp.	170,459	11,293
C.H. Robinson Worldwide, Inc.	87,200	4,010
CSX Corp.	248,206	7,188
Expeditors International of Washington, Inc.	99,500	2,767
FedEx Corp.	187,949	9,574
Norfolk Southern Corp.	229,224	8,793
Ryder System, Inc.	34,193	1,155

5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Southwest Airlines Co.	450,801	3,169
Union Pacific Corp.	307,341	13,459
United Parcel Service, Inc., Class B	596,665	25,352

		86,760

Utilities 4.5%
Allegheny Energy, Inc.	100,525	3,341
Ameren Corp.	124,330	4,134
American Electric Power Co., Inc.	245,935	7,710
CenterPoint Energy, Inc.	172,437	2,307
CMS Energy Corp.	116,771	1,372
Consolidated Edison, Inc.	149,269	6,083
Constellation Energy Group, Inc.	109,191	2,872
Dominion Resources, Inc.	351,016	12,349
DTE Energy Co.	102,614	3,540
Duke Energy Corp.	766,889	11,618
Dynegy, Inc., Class A *	247,112	521
Edison International	204,467	6,660
Entergy Corp.	116,073	8,863
EQT Corp.	78,000	2,670
Exelon Corp.	396,464	21,496
FirstEnergy Corp.	185,163	9,256
FPL Group, Inc.	250,250	12,900
Integrys Energy Group, Inc.	27,779	1,160
Nicor, Inc.	20,782	711
NiSource, Inc.	161,756	1,566
Pepco Holdings, Inc.	99,700	1,776
PG&E Corp.	219,856	8,502
Pinnacle West Capital Corp.	51,445	1,722
PPL Corp.	227,042	6,961
Progress Energy, Inc.	158,192	6,125
Public Service Enterprise Group, Inc.	310,174	9,792
Questar Corp.	98,900	3,361
SCANA Corp.	55,000	1,886
Sempra Energy	156,317	6,853
Southern Co.	464,409	15,535
TECO Energy, Inc.	114,004	1,369
The AES Corp. *	414,310	3,277
Wisconsin Energy Corp.	50,000	2,229
Xcel Energy, Inc.	246,254	4,546

		195,063

Total Common Stock (Cost $4,811,112)		4,277,189

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%
Diversified Financials 0.1%
Invesco Ltd.	193,243	2,278

Total Foreign Common Stock (Cost $4,839)		2,278

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 1.0% of net assets

Commercial Paper & Other Obligations 0.9%
Citibank, London Time Deposit
0.07%, 02/02/09	38,523	38,523

U.S. Treasury Obligations 0.1%
U.S. Treasury Bill
0.05%, 03/26/09 (a)	1,090	1,090
0.04%, 03/26/09 (a)	30	30
0.08%, 03/26/09 (a)	1,361	1,361
0.03%, 03/26/09 (a)	825	825
0.01%, 03/26/09 (a)	505	505
(0.02)%, 03/26/09 (a)	1,690	1,690

		5,501

Total Short-Term Investments (Cost $44,024)		44,024

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09 tax basis cost of the fund’s investments was $4,901,916 and the unrealized appreciation and depreciation were $1,067,040 and ($1,645,465), respectively, with a net unrealized depreciation of ($578,425).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Issuer is affiliated with the fund’s adviser.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

S & P 500 Index, e-mini, Long, expires 03/20/09	1,000	41,125	(2,661)

6

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$4,279,467
Level 2 - Other Significant Observable Inputs	44,024
Level 3 - Significant Unobservable Inputs	—

Total	$4,323,491

*	Other Financial Instruments include future contracts of ($2,661).
REG46816JAN09

7

Schwab Capital Trust
Schwab MarketTrack All Equity PortfolioTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.8%	Other Investment Companies	525,117	358,505
1.1%	Short-Term Investments	3,760	3,760
99.9%	Total Investments	528,877	362,265
0.1%	Other Assets and Liabilities, Net		471
100.0%	Total Net Assets		362,736

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Companies 98.8% of net assets

Schwab Institutional Select S&P 500 Fund (a)	24,799,533	161,445
Schwab International Index Fund, Select Shares (a)	9,246,300	107,350
Schwab Small-Cap Index Fund, Select Shares (a)	8,082,028	89,710

Total Other Investment Companies (Cost $525,117)		358,505

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 1.1% of net assets

Commercial Paper & Other Obligations 0.9%
Citibank, London Time Deposit
0.07%, 02/02/09	3,207	3,207

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
(0.02)%, 03/26/09 (b)	553	553

Total Short-Term Investments (Cost $3,760)		3,760

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $531,846 and the unrealized appreciation and depreciation were $0 and ($169,581) respectively, with net unrealized depreciation of ($169,581).

(a)	Issuer is affiliated with the fund’s adviser.

(b)	All or a portion of this security is held as collateral for open futures contracts.
In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

S & P 500 Index, e-mini, Long, expires 03/20/09	100	4,113	(250)

1

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$358,505
Level 2 - Other Significant Observable Inputs	3,760
Level 3 - Significant Unobservable Inputs	—

Total	$362,265

*	Other financial instruments include future contracts of ($250).
REG46832JAN09

2

Schwab Capital Trust
Schwab MarketTrack Conservative PortfolioTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

4.7%	Common Stock	12,068	11,709
—%	Foreign Common Stock	12	5
95.2%	Other Investment Companies	275,795	239,015
0.1%	Short-Term Investment	190	190
100.0%	Total Investments	288,065	250,919
0.0%	Other Assets and Liabilities, Net		(1)
100.0%	Total Net Assets		250,918

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 4.7% of net assets

Automobiles & Components 0.0%
Ford Motor Co. *	2,921	5
General Motors Corp.	825	3
Harley-Davidson, Inc.	500	6
Johnson Controls, Inc.	900	11
The Goodyear Tire & Rubber Co. *	300	2

		27

Banks 0.1%
BB&T Corp.	850	17
Comerica, Inc.	300	5
Fifth Third Bancorp	867	2
First Horizon National Corp.	209	2
Hudson City Bancorp, Inc.	500	6
Huntington Bancshares, Inc.	423	1
KeyCorp	700	5
M&T Bank Corp.	199	8
Marshall & Ilsley Corp.	322	2
People’s United Financial, Inc.	600	10
PNC Financial Services Group, Inc.	437	14
Regions Financial Corp.	1,148	4
SunTrust Banks, Inc.	500	6
U.S. Bancorp	2,922	43
Wells Fargo & Co.	6,820	129
Zions Bancorp	100	1

		255

Capital Goods 0.4%
3M Co.	1,200	64
Caterpillar, Inc.	1,100	34
Cooper Industries Ltd., Class A	300	8
Cummins, Inc.	400	10
Danaher Corp.	500	28
Deere & Co.	800	28
Dover Corp.	300	8
Eaton Corp.	200	9
Emerson Electric Co.	1,300	42
Fastenal Co.	150	5
Flowserve Corp.	100	5
Fluor Corp.	200	8
General Dynamics Corp.	600	34
General Electric Co.	16,890	205
Goodrich Corp.	200	8
Honeywell International, Inc.	1,275	42
Illinois Tool Works, Inc.	700	23
Ingersoll-Rand Co., Ltd., Class A	569	9
ITT Corp.	300	14
Jacobs Engineering Group, Inc. *	200	8
L-3 Communications Holdings, Inc.	200	16
Lockheed Martin Corp.	700	57
Masco Corp.	700	5
Northrop Grumman Corp.	514	25
PACCAR, Inc.	675	18
Pall Corp.	200	5
Parker Hannifin Corp.	225	9
Precision Castparts Corp.	200	13
Raytheon Co.	600	30
Rockwell Automation, Inc.	300	8
Rockwell Collins, Inc.	300	11
Textron, Inc.	400	4
The Boeing Co.	1,246	53
The Manitowoc Co., Inc.	200	1
Tyco International Ltd.	753	16
United Technologies Corp.	1,600	77
W.W. Grainger, Inc.	100	7

		947

Commercial & Professional Supplies 0.0%
Avery Dennison Corp.	200	5
Cintas	260	6
Equifax, Inc.	200	5
Iron Mountain, Inc. *	300	6
Monster Worldwide, Inc. *	191	2
Pitney Bowes, Inc.	400	9
R.R. Donnelley & Sons Co.	300	3
Republic Services, Inc.	500	13
Robert Half International, Inc.	300	5
Stericycle, Inc. *	100	5
The Dun & Bradstreet Corp.	100	7
Waste Management, Inc.	907	28

		94

Consumer Durables & Apparel 0.0%
Centex Corp.	200	2
Coach, Inc. *	600	9
D.R. Horton, Inc.	420	2

1

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Eastman Kodak Co.	500	2
Fortune Brands, Inc.	200	6
Harman International Industries, Inc.	100	2
Hasbro, Inc.	325	8
Jones Apparel Group, Inc.	200	1
KB HOME	200	2
Leggett & Platt, Inc.	300	4
Lennar Corp., Class A	200	2
Liz Claiborne, Inc.	200	—
Mattel, Inc.	650	9
Newell Rubbermaid, Inc.	436	4
NIKE, Inc., Class B	600	27
Polo Ralph Lauren Corp.	100	4
Pulte Homes, Inc.	400	4
Snap-on, Inc.	100	3
The Black & Decker Corp.	100	3
The Stanley Works	100	3
VF Corp.	200	11
Whirlpool Corp.	111	4

		112

Consumer Services 0.1%
Apollo Group, Inc., Class A *	250	20
Carnival Corp.	820	15
Darden Restaurants, Inc.	300	8
H&R Block, Inc.	600	12
International Game Technology	556	6
Marriott International, Inc., Class A	600	10
McDonald’s Corp.	2,000	116
Starbucks Corp. *	1,120	11
Starwood Hotels & Resorts Worldwide, Inc.	300	5
Wyndham Worldwide Corp.	291	2
Wynn Resorts Ltd. *	100	3
Yum! Brands, Inc.	960	27

		235

Diversified Financials 0.2%
American Capital Ltd.	150	—
American Express Co.	1,820	30
Ameriprise Financial, Inc.	364	7
Bank of America Corp.	8,576	56
Bank of New York Mellon Corp.	1,832	47
Capital One Financial Corp.	450	7
CIT Group, Inc.	300	1
Citigroup, Inc.	7,782	28
CME Group, Inc.	54	9
Discover Financial Services	815	6
E*TRADE Financial Corp. *	600	1
Federated Investors, Inc., Class B	200	4
Franklin Resources, Inc.	200	10
IntercontinentalExchange, Inc. *	100	6
Janus Capital Group, Inc.	400	2
JPMorgan Chase & Co.	5,952	152
Legg Mason, Inc.	190	3
Leucadia National Corp. *	300	5
Moody’s Corp.	400	9
Morgan Stanley	1,630	33
Northern Trust Corp.	300	17
NYSE Euronext	400	9
SLM Corp. *	650	7
State Street Corp.	500	12
T. Rowe Price Group, Inc.	400	11
The Charles Schwab Corp. (a)	2,125	29
The Goldman Sachs Group, Inc.	628	51
The Nasdaq OMX Group, Inc. *	200	4

		556

Energy 0.7%
Anadarko Petroleum Corp.	734	27
Apache Corp.	462	35
Baker Hughes, Inc.	470	16
BJ Services Co.	400	4
Cabot Oil & Gas Corp.	200	6
Cameron International Corp. *	300	7
Chesapeake Energy Corp.	500	8
Chevron Corp.	3,520	248
ConocoPhillips	2,596	123
CONSOL Energy, Inc.	300	8
Devon Energy Corp.	700	43
El Paso Corp.	769	6
ENSCO International, Inc.	200	5
EOG Resources, Inc.	360	24
Exxon Mobil Corp.	8,918	682
Halliburton Co.	1,428	25
Hess Corp.	300	17
Marathon Oil Corp.	1,046	29
Massey Energy Co.	100	2
Murphy Oil Corp.	300	13
Nabors Industries Ltd. *	400	4
National-Oilwell Varco, Inc. *	540	14
Noble Corp.	400	11
Noble Energy	300	15
Occidental Petroleum Corp.	1,200	65
Peabody Energy Corp.	400	10
Pioneer Natural Resources Co.	200	3
Range Resources Corp.	200	7
Rowan Cos., Inc.	100	1
Schlumberger Ltd.	1,800	73
Smith International, Inc.	300	7
Southwestern Energy Co. *	1,000	32
Spectra Energy Corp.	938	14
Sunoco, Inc.	200	9
Tesoro Corp.	200	3
The Williams Cos., Inc.	700	10
Valero Energy Corp.	1,000	24
Weatherford International Ltd. *	880	10
XTO Energy, Inc.	666	25

		1,665

Food & Staples Retailing 0.2%
Costco Wholesale Corp.	700	31
CVS Caremark Corp.	2,170	58
Safeway, Inc.	650	14
SUPERVALU, Inc.	318	6
Sysco Corp.	1,000	22

2

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Kroger Co.	1,200	27
Wal-Mart Stores, Inc.	3,900	184
Walgreen Co.	1,600	44
Whole Foods Market, Inc.	100	1

		387

Food, Beverage & Tobacco 0.3%
Altria Group, Inc.	3,220	53
Archer-Daniels-Midland Co.	1,014	28
Brown-Forman Corp., Class B	187	9
Campbell Soup Co.	300	9
Coca-Cola Enterprises, Inc.	700	8
ConAgra Foods, Inc.	800	14
Constellation Brands, Inc., Class A *	300	4
Dean Foods Co. *	200	4
Dr. Pepper Snapple Group, Inc. *	200	3
General Mills, Inc.	582	34
H.J. Heinz Co.	600	22
Kellogg Co.	400	17
Kraft Foods, Inc., Class A	2,228	63
Lorillard, Inc.	340	20
McCormick & Co., Inc.	200	6
Molson Coors Brewing Co., Class B	100	4
PepsiCo, Inc.	2,560	129
Philip Morris International, Inc.	3,220	120
Reynolds American, Inc.	274	10
Sara Lee Corp.	1,200	12
The Coca-Cola Co.	3,220	138
The Hershey Co.	400	15
The J.M. Smucker Co.	452	20
The Pepsi Bottling Group, Inc.	350	7
Tyson Foods, Inc., Class A	400	4

		753

Health Care Equipment & Services 0.2%
Aetna, Inc.	888	27
AmerisourceBergen Corp.	400	15
Baxter International, Inc.	900	53
Becton, Dickinson & Co.	400	29
Boston Scientific Corp. *	2,107	19
C.R. Bard, Inc.	200	17
Cardinal Health, Inc.	650	24
CIGNA Corp.	600	10
Coventry Health Care, Inc. *	300	5
Covidien Ltd.	753	29
DENTSPLY International, Inc.	200	5
Express Scripts, Inc. *	400	21
Hospira, Inc. *	240	6
Humana, Inc. *	200	8
IMS Health, Inc.	350	5
Intuitive Surgical, Inc. *	100	10
Laboratory Corp. of America Holdings *	200	12
McKesson Corp.	422	19
Medco Health Solutions, Inc. *	844	38
Medtronic, Inc.	1,800	60
Patterson Cos., Inc. *	200	4
Quest Diagnostics, Inc.	278	14
St. Jude Medical, Inc. *	500	18
Stryker Corp.	602	25
Tenet Healthcare Corp. *	750	1
UnitedHealth Group, Inc.	2,000	57
Varian Medical Systems, Inc. *	200	7
WellPoint, Inc. *	900	37
Zimmer Holdings, Inc. *	350	13

		588

Household & Personal Products 0.2%
Avon Products, Inc.	700	14
Colgate-Palmolive Co.	800	52
Kimberly-Clark Corp.	756	39
The Clorox Co.	300	15
The Estee Lauder Cos., Inc., Class A	100	3
The Procter & Gamble Co.	4,763	260

		383

Insurance 0.1%
Aflac, Inc.	800	18
American International Group, Inc.	3,979	5
Aon Corp.	475	18
Assurant, Inc.	200	5
Cincinnati Financial Corp.	330	7
Genworth Financial, Inc., Class A	300	1
Lincoln National Corp.	501	7
Loews Corp.	413	10
Marsh & McLennan Cos., Inc.	800	15
MBIA, Inc. *	200	1
MetLife, Inc.	1,178	34
Principal Financial Group, Inc.	550	9
Prudential Financial, Inc.	800	21
The Allstate Corp.	1,100	24
The Chubb Corp.	600	25
The Hartford Financial Services Group, Inc.	425	6
The Progressive Corp. *	1,400	17
The Travelers Cos., Inc.	1,006	39
Torchmark Corp.	200	6
Unum Group	346	5
XL Capital Ltd., Class A	200	1

		274

Materials 0.1%
Air Products & Chemicals, Inc.	300	15
AK Steel Holding Corp.	150	1
Alcoa, Inc.	1,312	10
Allegheny Technologies, Inc.	146	3
Ashland, Inc.	118	1
Ball Corp.	200	8
Bemis Co., Inc.	200	4
CF Industries Holdings, Inc.	100	5
E.I. du Pont de Nemours & Co.	1,525	35
Eastman Chemical Co.	100	3
Ecolab, Inc.	400	14
Freeport-McMoRan Copper & Gold, Inc.	480	12

3

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
International Flavors & Fragrances, Inc.	200	6
International Paper Co.	739	7
MeadWestvaco Corp.	294	3
Monsanto Co.	664	50
Newmont Mining Corp.	643	26
Nucor Corp.	400	16
Owens-Illinois, Inc. *	300	6
Pactiv Corp. *	300	6
PPG Industries, Inc.	250	9
Praxair, Inc.	500	31
Rohm & Haas Co.	273	15
Sealed Air Corp.	306	4
Sigma-Aldrich Corp.	200	7
The Dow Chemical Co.	1,372	16
Titanium Metals Corp.	100	1
United States Steel Corp.	100	3
Vulcan Materials Co.	200	10
Weyerhaeuser Co.	350	10

		337

Media 0.1%
CBS Corp., Class B	1,330	8
Comcast Corp., Class A	4,894	72
Gannett Co., Inc.	400	2
Meredith Corp.	100	2
News Corp., Class A	3,880	25
Omnicom Group, Inc.	600	15
Scripps Networks Interactive, Class A	100	2
The DIRECTV Group, Inc. *	1,200	26
The Interpublic Group of Cos., Inc. *	600	2
The McGraw-Hill Cos., Inc.	600	13
The New York Times Co., Class A	200	1
The Walt Disney Co.	3,077	64
The Washington Post Co., Class B	4	1
Time Warner, Inc.	6,380	59
Viacom, Inc., Class B *	1,330	20

		312

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Abbott Laboratories	2,400	133
Allergan, Inc.	400	15
Amgen, Inc. *	1,952	107
Biogen Idec, Inc. *	480	23
Bristol-Myers Squibb Co.	3,000	64
Celgene Corp. *	300	16
Cephalon, Inc. *	100	8
Eli Lilly & Co.	1,725	64
Forest Laboratories, Inc. *	550	14
Genzyme Corp. *	325	22
Gilead Sciences, Inc. *	1,300	66
Johnson & Johnson	4,622	267
King Pharmaceuticals, Inc. *	366	3
Life Technologies Corp. *	132	3
Merck & Co., Inc.	3,400	97
Millipore Corp. *	100	6
Mylan, Inc. *	400	5
PerkinElmer, Inc.	200	3
Pfizer, Inc.	11,557	169
Schering-Plough Corp.	2,300	40
Teva Pharmaceutical Industries Ltd. ADR	125	5
Thermo Fisher Scientific, Inc. *	526	19
Waters Corp. *	200	7
Watson Pharmaceuticals, Inc. *	200	5
Wyeth	2,000	86

		1,247

Real Estate 0.0%
Apartment Investment & Management Co., Class A	142	1
AvalonBay Communities, Inc.	100	5
Boston Properties, Inc.	130	6
CB Richard Ellis Group, Inc., Class A *	200	1
Developers Diversified Realty Corp.	100	1
Equity Residential	400	10
General Growth Properties, Inc.	400	—
HCP, Inc.	300	7
Health Care REIT, Inc.	200	8
Host Hotels & Resorts, Inc.	800	4
Kimco Realty Corp.	168	2
Plum Creek Timber Co., Inc.	300	9
ProLogis	300	3
Public Storage	100	6
Simon Property Group, Inc.	300	13
Vornado Realty Trust	200	10

		86

Retailing 0.2%
Abercrombie & Fitch Co., Class A	100	2
Amazon.com, Inc. *	300	18
AutoNation, Inc. *	500	5
AutoZone, Inc. *	150	20
Bed Bath & Beyond, Inc. *	400	9
Best Buy Co., Inc.	675	19
Big Lots, Inc. *	200	3
Dillard’s, Inc., Class A	200	1
Expedia, Inc. *	300	3
Family Dollar Stores, Inc.	300	8
GameStop Corp., Class A *	300	7
Genuine Parts Co.	250	8
J.C. Penney Co., Inc.	400	7
Kohl’s Corp. *	500	18
Limited Brands, Inc.	739	6
Lowe’s Cos., Inc.	2,400	44
Macy’s, Inc.	910	8
Nordstrom, Inc.	400	5
Office Depot, Inc. *	600	1
RadioShack Corp.	300	3
Sears Holdings Corp. *	154	6
Staples, Inc.	1,125	18
Target Corp.	1,400	44
The Gap, Inc.	1,362	15

4

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Home Depot, Inc.	2,655	57
The Sherwin-Williams Co.	200	10
The TJX Cos., Inc.	800	16
Tiffany & Co.	250	5

		366

Semiconductors & Semiconductor Equipment 0.1%
Advanced Micro Devices, Inc. *	560	1
Altera Corp.	510	8
Analog Devices, Inc.	600	12
Applied Materials, Inc.	2,600	24
Broadcom Corp., Class A *	738	12
Intel Corp.	9,100	117
KLA-Tencor Corp.	300	6
Linear Technology Corp.	500	12
LSI Corp. *	500	2
MEMC Electronic Materials, Inc. *	300	4
Microchip Technology, Inc.	300	6
Micron Technology, Inc. *	900	3
National Semiconductor Corp.	600	6
Novellus Systems, Inc. *	250	4
NVIDIA Corp. *	600	5
Teradyne, Inc. *	300	1
Texas Instruments, Inc.	2,400	36
Xilinx, Inc.	500	8

		267

Software & Services 0.3%
Adobe Systems, Inc. *	800	15
Affiliated Computer Services, Inc., Class A *	203	9
Akamai Technologies, Inc. *	300	4
Autodesk, Inc. *	400	7
Automatic Data Processing, Inc.	900	33
BMC Software, Inc. *	400	10
CA, Inc.	850	15
Citrix Systems, Inc. *	300	6
Cognizant Technology Solutions Corp., Class A *	400	7
Computer Sciences Corp. *	258	9
Compuware Corp. *	600	4
Convergys Corp. *	174	1
eBay, Inc. *	1,708	21
Electronic Arts, Inc. *	424	7
Fidelity National Information Services, Inc.	250	4
Fiserv, Inc. *	300	9
Google, Inc., Class A *	300	102
Intuit, Inc. *	626	14
MasterCard, Inc., Class A	100	14
McAfee, Inc. *	200	6
Microsoft Corp.	13,620	233
Novell, Inc. *	500	2
Oracle Corp. *	5,988	101
Paychex, Inc.	525	13
Salesforce.com, Inc. *	151	4
Symantec Corp. *	1,678	26
Total System Services, Inc.	300	4
VeriSign, Inc. *	300	6
Western Union Co.	1,392	19
Yahoo!, Inc. *	2,000	23

		728

Technology Hardware & Equipment 0.4%
Agilent Technologies, Inc. *	710	13
Amphenol Corp., Class A	300	8
Apple, Inc. *	1,200	108
Ciena Corp. *	71	—
Cisco Systems, Inc. *	9,930	149
Corning, Inc.	2,250	23
Dell, Inc. *	3,850	37
EMC Corp. *	3,650	40
FLIR Systems, Inc. *	200	5
Harris Corp.	200	9
Hewlett-Packard Co.	4,703	163
International Business Machines Corp.	2,500	229
Jabil Circuit, Inc.	322	2
JDS Uniphase Corp. *	251	1
Juniper Networks, Inc. *	600	9
Lexmark International, Inc., Class A *	200	5
Molex, Inc.	250	3
Motorola, Inc.	3,666	16
NetApp, Inc. *	500	7
QLogic Corp. *	276	3
QUALCOMM, Inc.	2,400	83
SanDisk Corp. *	285	3
Sun Microsystems, Inc. *	1,250	5
Tellabs, Inc. *	600	3
Teradata Corp. *	400	5
Tyco Electronics Ltd.	753	11
Xerox Corp.	1,200	8

		948

Telecommunication Services 0.2%
American Tower Corp., Class A *	600	18
AT&T, Inc.	9,588	236
CenturyTel, Inc.	250	7
Embarq Corp.	222	8
Frontier Communications Corp.	410	3
Qwest Communications International, Inc.	2,524	8
Sprint Nextel Corp. *	4,454	11
Verizon Communications, Inc.	4,188	125
Windstream Corp.	516	5

		421

Transportation 0.1%
Burlington Northern Santa Fe Corp.	600	40
C.H. Robinson Worldwide, Inc.	200	9
CSX Corp.	600	17
Expeditors International of Washington, Inc.	300	8
FedEx Corp.	460	24
Norfolk Southern Corp.	600	23
Ryder System, Inc.	100	3

5

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Southwest Airlines Co.	1,218	9
Union Pacific Corp.	800	35
United Parcel Service, Inc., Class B	1,712	73

		241

Utilities 0.2%
Allegheny Energy, Inc.	170	6
Ameren Corp.	300	10
American Electric Power Co., Inc.	580	18
CenterPoint Energy, Inc.	474	6
CMS Energy Corp.	200	2
Consolidated Edison, Inc.	300	12
Constellation Energy Group, Inc.	200	5
Dominion Resources, Inc.	870	31
DTE Energy Co.	200	7
Duke Energy Corp.	1,876	29
Dynegy, Inc., Class A *	500	1
Edison International	500	16
Entergy Corp.	350	27
Equitable Resources, Inc.	200	7
Exelon Corp.	1,024	56
FirstEnergy Corp.	533	27
FPL Group, Inc.	600	31
Integrys Energy Group, Inc.	82	4
Nicor, Inc.	100	3
NiSource, Inc.	376	4
Pepco Holdings, Inc.	300	5
PG&E Corp.	600	23
Pinnacle West Capital Corp.	100	3
PPL Corp.	600	18
Progress Energy, Inc.	354	14
Public Service Enterprise Group, Inc.	800	25
Questar Corp.	200	7
SCANA Corp.	200	7
Sempra Energy	297	13
Southern Co.	1,100	37
TECO Energy, Inc.	200	2
The AES Corp. *	800	6
Wisconsin Energy Corp.	200	9
Xcel Energy, Inc.	510	9

		480

Total Common Stock (Cost $12,068)		11,709

Foreign Common Stock 0.0% of net assets

Bermuda 0.0%
Invesco Ltd.	459	5

Total Foreign Common Stock (Cost $12)		5

Other Investment Companies 95.2% of net assets
Schwab Institutional Select S&P 500 Fund (a)	2,888,426	18,804
Schwab International Index Fund, Select Shares (a)	2,096,211	24,337
Schwab S&P 500 Index Fund, Select Shares (a)	1,587,390	20,255
Schwab Small-Cap Index Fund, Select Shares (a)	2,175,915	24,153
Schwab Total Bond Market Fund (a)	16,086,356	140,755
Schwab Value Advantage Money Fund, Institutional Shares (a)	10,710,770	10,711

Total Other Investment Companies (Cost $275,795)		239,015

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.1% of net assets

Commercial Paper & Other Obligations 0.1%

Citibank, London Time Deposit
0.07%, 02/02/09	190	190

Total Short-Term Investment (Cost $190)		190

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09 the tax basis cost of the fund’s investments was $290,734 and the unrealized appreciation and depreciation were $889 and ($40,704), respectively, with a net unrealized depreciation of ($39,815).

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

6

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$250,729
Level 2 - Other Significant Observable Inputs	190
Level 3 - Significant Unobservable Inputs	—

Total	$250,919

*	The fund had no other financial instruments.
REG46834JAN09

7

Schwab Capital Trust
Schwab MarketTrack Balanced PortfolioTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

13.5%	Common Stock	46,624	49,668
—%	Foreign Common Stock	50	23
86.0%	Other Investment Companies	377,909	316,192
0.6%	Short-Term Investment	2,185	2,185
100.1%	Total Investments	426,768	368,068
(0.1)%	Other Assets and Liabilities, Net		(316)
100.0%	Total Net Assets		367,752

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 13.5% of net assets

Automobiles & Components 0.0%
Ford Motor Co. *	12,185	23
General Motors Corp.	3,650	11
Harley-Davidson, Inc.	1,700	20
Johnson Controls, Inc.	3,600	45
The Goodyear Tire & Rubber Co. *	1,600	10

		109

Banks 0.3%
BB&T Corp.	3,600	71
Comerica, Inc.	1,100	18
Fifth Third Bancorp	4,058	10
First Horizon National Corp.	839	8
Hudson City Bancorp, Inc.	2,400	28
Huntington Bancshares, Inc.	1,597	5
KeyCorp	3,000	22
M&T Bank Corp.	500	19
Marshall & Ilsley Corp.	1,344	8
People’s United Financial, Inc.	2,400	39
PNC Financial Services Group, Inc.	2,260	74
Regions Financial Corp.	5,151	18
SunTrust Banks, Inc.	2,300	28
U.S. Bancorp	11,654	173
Wells Fargo & Co.	29,070	549
Zions Bancorp	600	9

		1,079

Capital Goods 1.1%
3M Co.	5,000	269
Caterpillar, Inc.	4,300	133
Cooper Industries Ltd., Class A	1,600	43
Cummins, Inc.	1,200	29
Danaher Corp.	2,000	112
Deere & Co.	3,000	104
Dover Corp.	1,400	40
Eaton Corp.	1,000	44
Emerson Electric Co.	5,600	183
Fastenal Co.	675	23
Flowserve Corp.	400	21
Fluor Corp.	1,000	39
General Dynamics Corp.	2,600	148
General Electric Co.	71,560	868
Goodrich Corp.	700	27
Honeywell International, Inc.	5,700	187
Illinois Tool Works, Inc.	2,800	91
Ingersoll-Rand Co., Ltd., Class A	2,453	40
ITT Corp.	1,400	63
Jacobs Engineering Group, Inc. *	800	31
L-3 Communications Holdings, Inc.	700	55
Lockheed Martin Corp.	2,400	197
Masco Corp.	3,000	24
Northrop Grumman Corp.	2,456	118
PACCAR, Inc.	2,362	62
Pall Corp.	1,100	29
Parker Hannifin Corp.	1,050	40
Precision Castparts Corp.	900	59
Raytheon Co.	3,200	162
Rockwell Automation, Inc.	800	21
Rockwell Collins, Inc.	1,200	45
Textron, Inc.	2,000	18
The Boeing Co.	5,484	232
The Manitowoc Co., Inc.	800	4
Tyco International Ltd.	3,237	68
United Technologies Corp.	6,900	331
W.W. Grainger, Inc.	600	44

		4,004

Commercial & Professional Supplies 0.1%
Avery Dennison Corp.	700	17
Cintas	402	9
Equifax, Inc.	900	22
Iron Mountain, Inc. *	1,200	25
Monster Worldwide, Inc. *	666	6
Pitney Bowes, Inc.	1,600	36
R.R. Donnelley & Sons Co.	1,800	18
Republic Services, Inc.	2,195	57
Robert Half International, Inc.	1,200	20
Stericycle, Inc. *	600	29
The Dun & Bradstreet Corp.	400	30
Waste Management, Inc.	3,712	116

		385

Consumer Durables & Apparel 0.1%
Centex Corp.	800	7
Coach, Inc. *	2,700	39
D.R. Horton, Inc.	1,790	11

1

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Eastman Kodak Co.	2,000	9
Fortune Brands, Inc.	1,000	32
Harman International Industries, Inc.	300	5
Hasbro, Inc.	1,275	31
Jones Apparel Group, Inc.	800	3
KB HOME	600	6
Leggett & Platt, Inc.	300	4
Lennar Corp., Class A	900	7
Liz Claiborne, Inc.	800	2
Mattel, Inc.	2,825	40
Newell Rubbermaid, Inc.	1,872	15
NIKE, Inc., Class B	2,600	118
Polo Ralph Lauren Corp.	500	20
Pulte Homes, Inc.	700	7
Snap-on, Inc.	650	19
The Black & Decker Corp.	600	17
The Stanley Works	600	19
VF Corp.	800	45
Whirlpool Corp.	271	9

		465

Consumer Services 0.3%
Apollo Group, Inc., Class A *	1,100	90
Carnival Corp.	2,870	52
Darden Restaurants, Inc.	950	25
H&R Block, Inc.	1,200	25
International Game Technology	2,100	22
Marriott International, Inc., Class A	2,200	36
McDonald’s Corp.	8,100	470
Starbucks Corp. *	4,880	46
Starwood Hotels & Resorts Worldwide, Inc.	1,200	18
Wyndham Worldwide Corp.	1,283	8
Wynn Resorts Ltd. *	400	12
Yum! Brands, Inc.	4,120	118

		922

Diversified Financials 0.6%
American Capital Ltd.	600	2
American Express Co.	8,310	139
Ameriprise Financial, Inc.	1,842	37
Bank of America Corp.	36,135	238
Bank of New York Mellon Corp.	7,422	191
Capital One Financial Corp.	2,400	38
CIT Group, Inc.	1,300	4
Citigroup, Inc.	32,666	116
CME Group, Inc.	230	40
Discover Financial Services	3,605	26
E*TRADE Financial Corp. *	2,400	3
Federated Investors, Inc., Class B	700	14
Franklin Resources, Inc.	1,210	58
IntercontinentalExchange, Inc. *	500	28
Janus Capital Group, Inc.	1,400	7
JPMorgan Chase & Co.	25,113	641
Legg Mason, Inc.	800	13
Leucadia National Corp. *	1,000	16
Moody’s Corp.	2,000	43
Morgan Stanley	7,210	146
Northern Trust Corp.	1,400	80
NYSE Euronext	1,500	33
SLM Corp. *	2,200	25
State Street Corp.	2,400	56
T. Rowe Price Group, Inc.	2,000	55
The Charles Schwab Corp.	6,883	93
The Goldman Sachs Group, Inc.	2,779	224
The Nasdaq OMX Group, Inc. *	900	20

		2,386

Energy 1.9%
Anadarko Petroleum Corp.	3,020	111
Apache Corp.	2,048	154
Baker Hughes, Inc.	1,750	58
BJ Services Co.	1,200	13
Cabot Oil & Gas Corp.	700	19
Cameron International Corp. *	1,500	35
Chesapeake Energy Corp.	2,300	36
Chevron Corp.	14,127	996
ConocoPhillips	10,585	503
CONSOL Energy, Inc.	1,200	33
Devon Energy Corp.	2,600	160
El Paso Corp.	3,222	26
ENSCO International, Inc.	800	22
EOG Resources, Inc.	1,518	103
Exxon Mobil Corp.	37,910	2,899
Halliburton Co.	6,748	116
Hess Corp.	1,800	100
Marathon Oil Corp.	4,436	121
Massey Energy Co.	500	8
Murphy Oil Corp.	1,100	49
Nabors Industries Ltd. *	2,000	22
National-Oilwell Varco, Inc. *	2,260	60
Noble Corp.	1,800	49
Noble Energy	1,000	49
Occidental Petroleum Corp.	5,400	295
Peabody Energy Corp.	1,300	32
Pioneer Natural Resources Co.	800	12
Range Resources Corp.	800	29
Rowan Cos., Inc.	600	8
Schlumberger Ltd.	7,800	318
Smith International, Inc.	1,300	30
Southwestern Energy Co. *	2,300	73
Spectra Energy Corp.	3,756	54
Sunoco, Inc.	500	23
Tesoro Corp.	900	16
The Williams Cos., Inc.	3,000	42
Valero Energy Corp.	4,000	96
Weatherford International Ltd. *	3,640	40
XTO Energy, Inc.	2,832	105

		6,915

Food & Staples Retailing 0.5%
Costco Wholesale Corp.	3,000	135
CVS Caremark Corp.	10,189	274
Safeway, Inc.	2,800	60
SUPERVALU, Inc.	786	14
Sysco Corp.	3,500	78

2

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Kroger Co.	5,300	119
Wal-Mart Stores, Inc.	16,640	784
Walgreen Co.	6,600	181
Whole Foods Market, Inc.	800	8

		1,653

Food, Beverage & Tobacco 0.8%
Altria Group, Inc.	13,640	226
Archer-Daniels-Midland Co.	3,746	103
Brown-Forman Corp., Class B	255	12
Campbell Soup Co.	1,200	36
Coca-Cola Enterprises, Inc.	1,800	20
ConAgra Foods, Inc.	3,800	65
Constellation Brands, Inc., Class A *	1,290	19
Dean Foods Co. *	800	15
Dr. Pepper Snapple Group, Inc. *	2,000	33
General Mills, Inc.	2,392	141
H.J. Heinz Co.	2,300	84
Kellogg Co.	1,700	74
Kraft Foods, Inc., Class A	9,439	265
Lorillard, Inc.	1,250	74
McCormick & Co., Inc.	900	29
Molson Coors Brewing Co., Class B	400	16
PepsiCo, Inc.	11,070	556
Philip Morris International, Inc.	13,640	507
Reynolds American, Inc.	1,228	47
Sara Lee Corp.	5,100	51
The Coca-Cola Co.	13,810	590
The Hershey Co.	700	26
The J.M. Smucker Co.	1,912	86
The Pepsi Bottling Group, Inc.	926	18
Tyson Foods, Inc., Class A	1,700	15

		3,108

Health Care Equipment & Services 0.7%
Aetna, Inc.	4,136	128
AmerisourceBergen Corp.	1,400	51
Baxter International, Inc.	4,600	270
Becton, Dickinson & Co.	1,800	131
Boston Scientific Corp. *	7,307	65
C.R. Bard, Inc.	600	51
Cardinal Health, Inc.	2,775	105
CIGNA Corp.	3,000	52
Coventry Health Care, Inc. *	1,250	19
Covidien Ltd.	3,237	124
DENTSPLY International, Inc.	800	22
Express Scripts, Inc. *	2,000	108
Hospira, Inc. *	1,020	25
Humana, Inc. *	1,300	49
IMS Health, Inc.	1,500	22
Intuitive Surgical, Inc. *	300	31
Laboratory Corp. of America Holdings *	900	53
McKesson Corp.	2,173	96
Medco Health Solutions, Inc. *	3,568	160
Medtronic, Inc.	7,800	261
Patterson Cos., Inc. *	900	17
Quest Diagnostics, Inc.	670	33
St. Jude Medical, Inc. *	2,120	77
Stryker Corp.	1,946	82
Tenet Healthcare Corp. *	3,150	3
UnitedHealth Group, Inc.	9,100	258
Varian Medical Systems, Inc. *	700	26
WellPoint, Inc. *	4,252	176
Zimmer Holdings, Inc. *	1,500	55

		2,550

Household & Personal Products 0.4%
Avon Products, Inc.	3,000	61
Colgate-Palmolive Co.	3,600	234
Kimberly-Clark Corp.	3,380	174
The Clorox Co.	1,300	65
The Estee Lauder Cos., Inc., Class A	700	19
The Procter & Gamble Co.	19,872	1,083

		1,636

Insurance 0.3%
Aflac, Inc.	3,300	77
American International Group, Inc.	17,342	22
Aon Corp.	2,025	75
Assurant, Inc.	700	18
Cincinnati Financial Corp.	623	14
Genworth Financial, Inc., Class A	3,300	8
Lincoln National Corp.	2,243	34
Loews Corp.	1,514	37
Marsh & McLennan Cos., Inc.	3,600	69
MBIA, Inc. *	550	2
MetLife, Inc.	5,286	152
Principal Financial Group, Inc.	2,329	39
Prudential Financial, Inc.	3,500	90
The Allstate Corp.	4,700	102
The Chubb Corp.	3,000	128
The Hartford Financial Services Group, Inc.	2,300	30
The Progressive Corp.	6,000	73
The Travelers Cos., Inc.	4,841	187
Torchmark Corp.	800	24
Unum Group	2,757	39
XL Capital Ltd., Class A	800	2

		1,222

Materials 0.4%
Air Products & Chemicals, Inc.	1,500	75
AK Steel Holding Corp.	600	5
Alcoa, Inc.	5,648	44
Allegheny Technologies, Inc.	492	11
Ashland, Inc.	620	5
Ball Corp.	800	31
Bemis Co., Inc.	600	13
CF Industries Holdings, Inc.	325	15
E.I. du Pont de Nemours & Co.	6,484	149
Eastman Chemical Co.	600	16
Ecolab, Inc.	1,200	41
Freeport-McMoRan Copper & Gold, Inc.	1,823	46

3

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
International Flavors & Fragrances, Inc.	500	14
International Paper Co.	3,166	29
MeadWestvaco Corp.	579	7
Monsanto Co.	3,854	293
Newmont Mining Corp.	2,754	110
Nucor Corp.	2,400	98
Owens-Illinois, Inc. *	1,100	21
Pactiv Corp. *	1,000	22
PPG Industries, Inc.	1,200	45
Praxair, Inc.	2,000	124
Rohm & Haas Co.	1,421	78
Sealed Air Corp.	1,242	17
Sigma-Aldrich Corp.	1,000	36
The Dow Chemical Co.	6,049	70
Titanium Metals Corp.	600	4
United States Steel Corp.	700	21
Vulcan Materials Co.	400	20
Weyerhaeuser Co.	1,400	38

		1,498

Media 0.3%
CBS Corp., Class B	5,309	30
Comcast Corp., Class A	20,691	303
Gannett Co., Inc.	1,700	10
Meredith Corp.	300	5
News Corp., Class A	16,300	104
Omnicom Group, Inc.	2,400	62
Scripps Networks Interactive, Class A	600	13
The DIRECTV Group, Inc. *	3,600	79
The Interpublic Group of Cos., Inc. *	2,500	8
The McGraw-Hill Cos., Inc.	2,400	53
The New York Times Co., Class A	100	—
The Walt Disney Co.	14,117	292
The Washington Post Co., Class B	15	6
Time Warner, Inc.	26,470	247
Viacom, Inc., Class B *	4,609	68

		1,280

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Abbott Laboratories	10,200	565
Allergan, Inc.	1,800	69
Amgen, Inc. *	7,840	430
Biogen Idec, Inc. *	2,550	124
Bristol-Myers Squibb Co.	12,800	274
Celgene Corp. *	1,800	95
Cephalon, Inc. *	500	39
Eli Lilly & Co.	6,500	239
Forest Laboratories, Inc. *	2,400	60
Genzyme Corp. *	1,700	117
Gilead Sciences, Inc. *	5,960	303
Johnson & Johnson	19,872	1,146
King Pharmaceuticals, Inc. *	1,388	12
Life Technologies Corp. *	619	16
Merck & Co., Inc.	14,500	414
Millipore Corp. *	200	11
Mylan, Inc. *	1,700	19
PerkinElmer, Inc.	600	8
Pfizer, Inc.	49,386	720
Schering-Plough Corp.	10,300	181
Teva Pharmaceutical Industries Ltd. ADR	376	16
Thermo Fisher Scientific, Inc. *	2,340	84
Waters Corp. *	900	33
Watson Pharmaceuticals, Inc. *	1,100	30
Wyeth	8,800	378

		5,383

Real Estate 0.1%
Apartment Investment & Management Co., Class A	867	8
AvalonBay Communities, Inc.	400	21
Boston Properties, Inc.	500	22
CB Richard Ellis Group, Inc., Class A *	900	3
Developers Diversified Realty Corp.	800	4
Equity Residential	1,700	41
General Growth Properties, Inc.	1,600	1
HCP, Inc.	1,500	35
Health Care REIT, Inc.	700	26
Host Hotels & Resorts, Inc.	3,400	18
Kimco Realty Corp.	1,001	14
Plum Creek Timber Co., Inc.	1,200	37
ProLogis	1,200	12
Public Storage	600	37
Simon Property Group, Inc.	1,450	62
Vornado Realty Trust	800	41

		382

Retailing 0.4%
Abercrombie & Fitch Co., Class A	500	9
Amazon.com, Inc. *	2,000	118
AutoNation, Inc. *	100	1
AutoZone, Inc. *	500	66
Bed Bath & Beyond, Inc. *	1,800	42
Best Buy Co., Inc.	2,250	63
Big Lots, Inc. *	1,200	16
Dillard’s, Inc., Class A	700	3
Expedia, Inc. *	1,400	12
Family Dollar Stores, Inc.	1,100	31
GameStop Corp., Class A *	1,100	27
Genuine Parts Co.	650	21
J.C. Penney Co., Inc.	1,700	28
Kohl’s Corp. *	2,200	81
Limited Brands, Inc.	1,591	13
Lowe’s Cos., Inc.	10,000	183
Macy’s, Inc.	3,508	31
Nordstrom, Inc.	1,800	23
Office Depot, Inc. *	1,800	4
RadioShack Corp.	900	10
Sears Holdings Corp. *	673	28
Staples, Inc.	4,575	73
Target Corp.	5,800	181
The Gap, Inc.	3,862	44

4

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Home Depot, Inc.	12,240	263
The Sherwin-Williams Co.	1,100	52
The TJX Cos., Inc.	3,600	70
Tiffany & Co.	350	7

		1,500

Semiconductors & Semiconductor Equipment 0.3%
Advanced Micro Devices, Inc. *	2,040	5
Altera Corp.	2,546	39
Analog Devices, Inc.	2,300	46
Applied Materials, Inc.	10,900	102
Broadcom Corp., Class A *	3,000	48
Intel Corp.	38,360	495
KLA-Tencor Corp.	1,600	32
Linear Technology Corp.	1,300	31
LSI Corp. *	2,000	6
MEMC Electronic Materials, Inc. *	1,500	20
Microchip Technology, Inc.	1,500	29
Micron Technology, Inc. *	3,600	13
National Semiconductor Corp.	2,200	22
Novellus Systems, Inc. *	900	12
NVIDIA Corp. *	4,050	32
Teradyne, Inc. *	1,100	5
Texas Instruments, Inc.	9,800	147
Xilinx, Inc.	2,100	35

		1,119

Software & Services 0.9%
Adobe Systems, Inc. *	3,900	75
Affiliated Computer Services, Inc., Class A *	465	21
Akamai Technologies, Inc. *	1,000	14
Autodesk, Inc. *	1,600	27
Automatic Data Processing, Inc.	3,900	142
BMC Software, Inc. *	1,600	41
CA, Inc.	3,825	69
Citrix Systems, Inc. *	1,200	25
Cognizant Technology Solutions Corp., Class A *	1,800	34
Computer Sciences Corp. *	1,090	40
Compuware Corp. *	2,400	16
Convergys Corp. *	1,369	10
eBay, Inc. *	7,416	89
Electronic Arts, Inc. *	2,292	35
Fidelity National Information Services, Inc.	1,000	16
Fiserv, Inc. *	1,200	38
Google, Inc., Class A *	1,400	474
Intuit, Inc. *	2,654	60
MasterCard, Inc., Class A	500	68
McAfee, Inc. *	1,100	34
Microsoft Corp.	58,390	998
Novell, Inc. *	2,200	8
Oracle Corp. *	25,721	433
Paychex, Inc.	2,475	60
Salesforce.com, Inc. *	527	14
Symantec Corp. *	5,018	77
Total System Services, Inc.	1,300	16
VeriSign, Inc. *	1,600	31
Western Union Co.	5,704	78
Yahoo!, Inc. *	7,500	88

		3,131

Technology Hardware & Equipment 1.1%
Agilent Technologies, Inc. *	2,917	53
Amphenol Corp., Class A	1,200	31
Apple, Inc. *	5,430	489
Ciena Corp. *	300	2
Cisco Systems, Inc. *	42,100	630
Corning, Inc.	9,550	97
Dell, Inc. *	16,500	157
EMC Corp. *	15,562	172
FLIR Systems, Inc. *	1,000	25
Harris Corp.	900	39
Hewlett-Packard Co.	18,324	637
International Business Machines Corp.	10,200	935
Jabil Circuit, Inc.	441	3
JDS Uniphase Corp. *	1,058	4
Juniper Networks, Inc. *	3,000	42
Lexmark International, Inc., Class A *	800	19
Molex, Inc.	250	3
Motorola, Inc.	16,150	72
NetApp, Inc. *	2,800	41
QLogic Corp. *	1,170	13
QUALCOMM, Inc.	10,760	372
SanDisk Corp. *	1,200	14
Sun Microsystems, Inc. *	6,275	26
Tellabs, Inc. *	2,700	11
Teradata Corp. *	1,200	16
Tyco Electronics Ltd.	3,237	46
Xerox Corp.	7,000	46

		3,995

Telecommunication Services 0.5%
American Tower Corp., Class A *	2,800	85
AT&T, Inc.	41,406	1,019
CenturyTel, Inc.	900	24
Embarq Corp.	943	34
Frontier Communications Corp.	1,732	14
Qwest Communications International, Inc.	11,922	38
Sprint Nextel Corp. *	18,876	46
Verizon Communications, Inc.	19,036	569
Windstream Corp.	2,595	23

		1,852

Transportation 0.3%
Burlington Northern Santa Fe Corp.	2,500	166
C.H. Robinson Worldwide, Inc.	1,500	69
CSX Corp.	3,000	87
Expeditors International of Washington, Inc.	1,400	39
FedEx Corp.	2,160	110
Norfolk Southern Corp.	2,500	96
Ryder System, Inc.	400	13

5

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Southwest Airlines Co.	5,137	36
Union Pacific Corp.	3,400	149
United Parcel Service, Inc., Class B	6,785	288

		1,053

Utilities 0.6%
Allegheny Energy, Inc.	720	24
Ameren Corp.	1,200	40
American Electric Power Co., Inc.	2,880	90
CenterPoint Energy, Inc.	1,924	26
CMS Energy Corp.	700	8
Consolidated Edison, Inc.	1,500	61
Constellation Energy Group, Inc.	1,000	26
Dominion Resources, Inc.	3,674	129
DTE Energy Co.	1,000	35
Duke Energy Corp.	7,512	114
Dynegy, Inc., Class A *	2,100	4
Edison International	2,200	72
Entergy Corp.	1,500	115
Equitable Resources, Inc.	900	31
Exelon Corp.	4,324	234
FirstEnergy Corp.	2,030	101
FPL Group, Inc.	2,600	134
Integrys Energy Group, Inc.	165	7
Nicor, Inc.	300	10
NiSource, Inc.	1,651	16
Pepco Holdings, Inc.	1,300	23
PG&E Corp.	2,700	104
Pinnacle West Capital Corp.	600	20
PPL Corp.	2,000	61
Progress Energy, Inc.	1,593	62
Public Service Enterprise Group, Inc.	3,000	95
Questar Corp.	800	27
SCANA Corp.	800	27
Sempra Energy	1,360	60
Southern Co.	4,500	151
TECO Energy, Inc.	900	11
The AES Corp. *	4,900	39
Wisconsin Energy Corp.	800	36
Xcel Energy, Inc.	2,585	48

		2,041

Total Common Stock (Cost $46,624)		49,668

Foreign Common Stock 0.0% of net assets

Bermuda 0.0%
Invesco Ltd.	1,988	23

Total Foreign Common Stock (Cost $50)		23

Other Investment Companies 86.0% of net assets

Schwab Institutional Select S&P 500 Fund (a)	9,598,695	62,487
Schwab International Index Fund, Select Shares (a)	4,577,199	53,141
Schwab Small-Cap Index Fund, Select Shares (a)	4,895,605	54,341
Schwab Total Bond Market Fund (a)	15,257,479	133,503
Schwab Value Advantage Money Fund, Institutional Shares (a)	12,719,538	12,720

Total Other Investment Companies (Cost $377,909)		316,192

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.6% of net assets

Commercial Paper & Other Obligations 0.6%
Citibank, London Time Deposit
0.07%, 02/02/09	2,185	2,185

Total Short-Term Investment (Cost $2,185)		2,185

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09 the tax basis cost of the fund’s investments was $432,309 and the unrealized appreciation and depreciation were $11,474 and ($75,715), respectively, with net unrealized depreciation of ($64,241).

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

6

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$365,883
Level 2 - Other Significant Observable Inputs	2,185
Level 3 - Significant Unobservable Inputs	—

Total	$368,068

*	The fund had no other financial instruments.
REG46833JAN09

7

Schwab Capital Trust
Laudus Small-Cap MarketMasters FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

90.9%	Common Stock	336,831	259,274
1.5%	Foreign Common Stock	6,523	4,412
9.4%	Other Investment Company	26,723	26,723
1.0%	Short-Term Investment	3,017	3,017
102.8%	Total Investments	373,094	293,426
(2.8)%	Other Assets and Liabilities Net		(8,085)
100.0%	Net Assets		285,341

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 90.9% of net assets

Automobiles & Components 0.3%
WABCO Holdings, Inc.	57,100	854

Banks 3.0%
Bank of the Ozarks, Inc.	91,491	2,076
Fifth Third Bancorp	141,950	339
First Horizon National Corp.	78,383	746
Glacier Bancorp, Inc.	127,188	1,952
Hudson City Bancorp, Inc.	61,000	708
New York Community Bancorp, Inc.	103,446	1,371
People’s United Financial, Inc.	59,196	968
Synovus Financial Corp.	130,040	515

		8,675

Capital Goods 7.2%
Aerovironment, Inc. *	13,600	504
Alliant Techsystems, Inc. *	16,695	1,349
Argon ST, Inc. *	139,629	2,673
Axsys Technologies, Inc. *	13,500	576
Baldor Electric Co.	156,359	2,191
Beacon Roofing Supply, Inc. *	64,200	817
Dover Corp.	35,200	995
EMCOR Group, Inc. *	71,960	1,482
General Cable Corp. *	103,763	1,708
HEICO Corp.	35,500	1,403
Hexcel Corp. *	138,700	1,150
Jacobs Engineering Group, Inc. *	17,707	685
Joy Global, Inc.	34,400	717
MSC Industrial Direct Co., Inc., Class A	17,400	596
Rockwell Collins, Inc.	41,200	1,552
SPX Corp.	23,560	992
Trex Co., Inc. *	70,378	1,041

		20,431

Commercial & Professional Supplies 2.9%
Clean Harbors, Inc. *	9,000	482
Cornell Cos., Inc. *	32,330	493
EnergySolutions, Inc.	215,600	968
FTI Consulting, Inc. *	12,000	492
Hill International, Inc. *	76,000	418
Huron Consulting Group, Inc. *	9,800	490
Steelcase, Inc., Class A	138,000	596
Tetra Tech, Inc. *	23,200	539
The Geo Group, Inc. *	38,620	572
Watson Wyatt Worldwide, Inc., Class A	67,596	3,143

		8,193

Consumer Durables & Apparel 3.0%
Carter’s, Inc. *	128,904	2,190
Columbia Sportswear Co.	47,000	1,350
Lennar Corp., Class A	56,900	438
M.D.C. Holdings, Inc.	67,300	2,062
NVR, Inc. *	2,904	1,237
Snap-on, Inc.	25,915	782
Toll Brothers, Inc. *	33,200	565

		8,624

Consumer Services 6.0%
Bally Technologies, Inc. *	34,000	687
Bob Evans Farms, Inc.	113,640	1,996
Burger King Holdings, Inc.	47,700	1,061
Chipotle Mexican Grill, Inc., Class A *	32,670	1,560
Chipotle Mexican Grill, Inc., Class B *	18,700	851
Choice Hotels International, Inc.	74,018	1,948
Corinthian Colleges, Inc. *	173,098	3,234
ITT Educational Services, Inc. *	10,100	1,237
Panera Bread Co., Class A *	12,600	592
Penn National Gaming, Inc. *	32,900	614
Strayer Education, Inc.	4,950	1,071
Vail Resorts, Inc. *	54,001	1,259
WMS Industries, Inc. *	41,260	917

		17,027

Diversified Financials 4.7%
Federated Investors, Inc., Class B	47,700	931
GAMCO Investors, Inc., Class A	76,495	2,390
Greenhill & Co., Inc.	12,500	813
KBW, Inc. *	23,900	449
Knight Capital Group, Inc., Class A *	273,780	4,936
Moody’s Corp.	41,900	897
Raymond James Financial, Inc.	111,421	2,062
Riskmetrics Group, Inc. *	37,300	480

1

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Stifel Financial Corp. *	16,500	578

		13,536

Energy 6.3%
Arena Resources, Inc. *	29,660	723
Bill Barrett Corp. *	92,837	2,053
Cameron International Corp. *	34,100	790
Comstock Resources, Inc. *	13,500	515
Concho Resources, Inc. *	38,000	958
CONSOL Energy, Inc.	17,400	474
Global Industries Ltd. *	283,500	978
Holly Corp.	107,819	2,520
IHS, Inc., Class A *	13,500	591
Murphy Oil Corp.	23,050	1,018
Oceaneering International, Inc. *	78,300	2,698
Plains Exploration & Production Co. *	25,000	528
TETRA Technologies, Inc. *	229,500	1,191
Weatherford International Ltd. *	72,400	799
Willbros Group, Inc. *	209,754	2,043

		17,879

Food & Staples Retailing 0.9%
United Natural Foods, Inc. *	134,970	2,097
Whole Foods Market, Inc.	46,300	475

		2,572

Food, Beverage & Tobacco 3.6%
H.J. Heinz Co.	11,900	434
Lance, Inc.	130,190	2,452
The Hain Celestial Group, Inc. *	272,394	4,146
TreeHouse Foods, Inc. *	124,673	3,290

		10,322

Health Care Equipment & Services 11.4%
Allscripts Healthcare Solutions, Inc.	275,300	2,318
AMN Healthcare Services, Inc. *	159,061	1,082
Analogic Corp.	111,800	2,795
athenahealth, Inc. *	28,600	1,032
Beckman Coulter, Inc.	16,900	840
Cerner Corp. *	119,480	4,029
Edwards Lifesciences Corp. *	13,500	776
Genoptix, Inc. *	15,200	515
Greatbatch, Inc. *	127,800	2,978
ICU Medical, Inc. *	23,100	705
Immucor, Inc. *	25,700	712
IMS Health, Inc.	111,000	1,612
Masimo Corp. *	20,900	580
MedAssets, Inc. *	52,500	765
NuVasive, Inc. *	24,400	911
ResMed, Inc. *	18,400	734
Teleflex, Inc.	78,114	4,154
Thoratec Corp. *	79,500	2,303
Wright Medical Group, Inc. *	183,800	3,812

		32,653

Household & Personal Products 1.5%
NBTY, Inc. *	144,045	2,718
WD-40 Co.	57,700	1,447

		4,165

Insurance 2.1%
Arch Capital Group Ltd. *	27,554	1,657
Assurant, Inc.	34,410	908
First American Corp.	80,065	1,749
Markel Corp. *	3,531	954
PartnerRe Ltd.	12,800	839

		6,107

Materials 3.2%
Brush Engineered Materials, Inc. *	93,000	1,168
Calgon Carbon Corp. *	43,200	543
Commercial Metals Co.	107,600	1,237
Cytec Industries, Inc.	40,350	825
Glatfelter	262,500	2,286
International Flavors & Fragrances, Inc.	40,400	1,156
Landec Corp. *	133,000	732
Pactiv Corp. *	57,700	1,248

		9,195

Media 0.4%
Morningstar, Inc. *	29,485	1,022

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Alkermes, Inc. *	217,500	2,495
Cubist Pharmaceuticals, Inc. *	27,400	587
Emergent Biosolutions, Inc. *	21,400	469
Illumina, Inc. *	27,000	739
Life Technologies Corp. *	30,500	776
Martek Biosciences Corp. *	56,700	1,500
Myriad Genetics, Inc. *	11,600	865
Optimer Pharmaceuticals, Inc. *	60,300	632
Perrigo Co.	103,529	3,039
Salix Pharmaceuticals Ltd. *	282,500	2,260
Techne Corp.	8,300	498
The Medicines Co. *	155,000	1,984
Thermo Fisher Scientific, Inc. *	30,400	1,092
United Therapeutics Corp. *	28,687	1,949
Varian, Inc. *	33,398	930
ViroPharma, Inc. *	51,000	612

		20,427

Real Estate 0.7%
Lexington Realty Trust	95,072	421
Washington Real Estate Investment Trust	66,751	1,589

		2,010

Retailing 4.6%
1-800-FLOWERS.COM, Inc., Class A *	363,500	912
Aaron Rents, Inc.	113,149	2,473
American Eagle Outfitters, Inc.	88,400	796
bebe stores, Inc.	221,700	1,253
Bed Bath & Beyond, Inc. *	26,200	609
Blue Nile, Inc. *	18,942	383
GameStop Corp., Class A *	44,390	1,100

2

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Macy’s, Inc.	95,824	858
PetMed Express, Inc. *	115,176	1,663
The Gymboree Corp. *	26,900	659
The TJX Cos., Inc.	33,035	642
Tractor Supply Co. *	51,200	1,726

		13,074

Semiconductors & Semiconductor Equipment 5.9%
Analog Devices, Inc.	49,000	979
Broadcom Corp., Class A *	73,400	1,163
Cymer, Inc. *	79,300	1,618
EMCORE Corp. *	218,500	288
FEI Co. *	156,500	2,848
Hittite Microwave Corp. *	22,300	571
Kopin Corp. *	858,000	1,356
Maxim Integrated Products, Inc.	102,375	1,354
Semtech Corp. *	42,900	504
Silicon Image, Inc. *	461,500	1,694
Silicon Laboratories, Inc. *	28,000	645
Ultratech, Inc. *	262,300	2,938
Varian Semiconductor Equipment Associates, Inc. *	48,500	924

		16,882

Software & Services 9.4%
Alliance Data Systems Corp. *	12,400	516
ANSYS, Inc. *	15,000	373
Aspen Technology, Inc. *	304,000	2,037
Bankrate, Inc. *	15,200	507
Concur Technologies, Inc. *	18,210	450
Epicor Software Corp. *	332,700	1,178
Equinix, Inc. *	16,400	875
Fair Isaac Corp.	124,000	1,575
Lionbridge Technologies, Inc. *	613,000	1,103
ManTech International Corp., Class A *	58,903	3,159
Nuance Communications, Inc. *	81,370	802
Omniture, Inc. *	56,500	513
Parametric Technology Corp. *	189,500	1,705
Perficient, Inc. *	114,500	448
Quality Systems, Inc.	79,257	2,955
RealNetworks, Inc. *	435,500	1,228
RightNow Technologies, Inc. *	145,146	848
Solera Holdings, Inc. *	20,900	503
Sybase, Inc. *	18,700	511
Symyx Technologies, Inc. *	192,360	923
Take-Two Interactive Software, Inc. *	186,462	1,309
TIBCO Software, Inc. *	365,500	1,955
ValueClick, Inc. *	109,000	681
VASCO Data Security International, Inc. *	109,827	745

		26,899

Technology Hardware & Equipment 3.8%
Agilent Technologies, Inc. *	33,300	602
Avnet, Inc. *	41,400	821
Avocent Corp. *	28,400	408
Cogent, Inc. *	56,700	660
Electro Scientific Industries, Inc. *	137,000	866
F5 Networks, Inc. *	93,688	2,077
Itron, Inc. *	29,975	1,957
L-1 Identity Solutions, Inc. *	207,728	1,506
SeaChange International, Inc. *	97,152	575
Starent Networks Corp. *	49,200	723
ViaSat, Inc. *	27,000	598

		10,793

Telecommunication Services 1.2%
Cbeyond, Inc. *	166,233	2,616
SBA Communications Corp., Class A *	45,260	901

		3,517

Transportation 0.5%
Allegiant Travel Co. *	11,800	422
Old Dominion Freight Line, Inc. *	33,700	845

		1,267

Utilities 1.1%
Consolidated Edison, Inc.	24,485	998
Hawaiian Electric Industries, Inc.	39,435	855
Wisconsin Energy Corp.	29,100	1,297

		3,150

Total Common Stock (Cost $336,831)		259,274

Foreign Common Stock 1.5% of net assets

Bermuda 0.3%
Diversified Financials 0.3%
Invesco Ltd.	81,005	955

Ireland 0.3%
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ICON plc ADR *	51,900	1,043

Singapore 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Verigy Ltd. *	93,257	775

United Kingdom 0.6%
Insurance 0.6%
Willis Group Holdings Ltd.	66,203	1,639

Total Foreign Common Stock (Cost $6,523)		4,412

Other Investment Company 9.4% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	26,723,251	26,723

Total Other Investment Company (Cost $26,723)		26,723

3

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 1.0% of net assets

U.S. Treasury Obligation 1.0%
U.S. Treasury Bill
(0.02)%, 03/26/09 (a)	3,017	3,017

Total Short-Term Investment (Cost $3,017)		3,017

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $381,986, and the unrealized appreciation and depreciation were $2,560 and ($91,120), respectively, with a net depreciation of ($88,560).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.
ADR – American Depositary Receipt
In addition to the above, the fund held the following at 01/31/09. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

Russell 2000 Index, e-mini, Long, expires 03/20/09	430	19,032	(538)

4

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$290,409
Level 2 - Other Significant Observable Inputs	3,017
Level 3 - Significant Unobservable Inputs	—

Total	$293,426

*	Other financial instruments include future contracts of ($538).
REG46829JAN09

5

Schwab Capital Trust
Schwab Small-Cap Index Fund®
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.4%	Common Stock	1,189,662	841,456
1.0%	Foreign Common Stock	18,351	9,396
0.1%	Preferred Stock	1,135	480
—%	Rights	44	20
2.3%	Short-Term Investment	20,167	20,167
99.8%	Total Investments	1,229,359	871,519
0.2%	Other Assets and Liabilities, Net		1,511
100.0%	Total Net Assets		873,030

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 96.4% of net assets

Automobiles & Components 0.3%
Cooper Tire & Rubber Co.	96,123	449
Exide Technologies *	176,700	641
Federal-Mogul Corp. *	56,700	327
Fuel Systems Solutions, Inc. *	22,000	575
Thor Industries, Inc.	57,864	612
TRW Automotive Holdings Corp. *	97,800	302

		2,906

Banks 7.6%
1st Source Corp.	19,221	342
Abington Bancorp, Inc.	24,900	176
BancFirst Corp.	13,416	478
Bank Mutual Corp.	82,693	730
Bank of the Ozarks, Inc.	22,300	506
Beneficial Mutual Bancorp, Inc. *	60,203	577
Boston Private Financial Holdings, Inc.	114,100	537
Brookline Bancorp, Inc.	96,492	933
Capital City Bank Group, Inc.	15,400	247
Cathay General Bancorp	82,622	1,049
Chemical Financial Corp.	41,203	939
Citizens Republic Bancorp, Inc. *	225,528	259
City Holding Co.	31,200	802
Community Bank System, Inc.	52,700	946
Community Trust Bancorp, Inc.	19,300	540
CVB Financial Corp.	109,819	987
Dime Community Bancshares	44,400	446
Doral Financial Corp. *	40,979	209
Downey Financial Corp.	430	—
East West Bancorp, Inc.	106,800	1,014
F.N.B. Corp.	143,237	1,133
Fannie Mae	1,925,800	1,156
First BanCorp Puerto Rico	154,877	1,101
First Busey Corp.	42,000	368
First Citizens BancShares, Inc., Class A	7,100	993
First Commonwealth Financial Corp.	121,256	1,163
First Financial Bancorp	52,189	424
First Financial Bankshares, Inc.	40,721	1,808
First Financial Corp.	7,800	259
First Merchants Corp.	38,100	597
First Midwest Bancorp, Inc.	98,263	983
Freddie Mac	1,158,000	683
Frontier Financial Corp.	6,678	12
Glacier Bancorp, Inc.	99,311	1,524
Hancock Holding Co.	47,610	1,303
Harleysville National Corp.	37,500	349
Home Bancshares, Inc.	23,800	490
IBERIABANK Corp.	27,800	1,178
Independent Bank Corp.	29,100	540
Kearny Financial Corp.	29,200	315
MB Financial, Inc.	62,424	1,020
MGIC Investment Corp.	223,800	618
National Penn Bancshares, Inc.	132,378	1,281
NBT Bancorp, Inc.	56,685	1,295
Northfield Bancorp, Inc.	14,000	139
Northwest Bancorp, Inc.	37,693	700
Ocwen Financial Corp. *	67,300	599
Old National Bancorp	132,583	1,688
Oritani Financial Corp. *	17,500	261
Pacific Capital Bancorp	83,442	885
PacWest Bancorp	38,016	643
Park National Corp.	20,953	1,137
Pinnacle Financial Partners, Inc. *	39,532	934
PrivateBancorp, Inc.	45,476	663
Prosperity Bancshares, Inc.	73,365	1,985
Provident Financial Services, Inc.	94,551	1,033
Provident New York Bancorp	50,000	475
Republic Bancorp, Inc., Class A	15,900	286
Roma Financial Corp.	17,700	201
S&T Bancorp, Inc.	39,081	994
S.Y. Bancorp, Inc.	18,000	410
Sandy Spring Bancorp, Inc.	29,400	415
Santander BanCorp	7,400	62
SCBT Financial Corp.	16,200	435
Signature Bank *	57,809	1,485
Simmons First National Corp., Class A	17,700	436
StellarOne Corp.	25,200	329
Sterling Bancshares, Inc.	110,712	616
Sterling Financial Corp.	82,747	153
Susquehanna Bancshares, Inc.	170,308	1,873
SVB Financial Group *	56,123	1,166
Texas Capital Bancshares, Inc. *	37,400	422
The Colonial BancGroup, Inc.	475,200	375

1

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Tompkins Financial Corp.	8,800	441
TowneBank	18,400	384
TriCo Bancshares	22,500	453
TrustCo Bank Corp. NY	124,802	836
Trustmark Corp.	80,577	1,636
UCBH Holdings, Inc.	201,725	470
Umpqua Holdings Corp.	99,795	978
United Bankshares, Inc.	63,122	1,325
United Community Banks, Inc.	68,343	352
Univest Corp. of Pennsylvania	12,000	275
ViewPoint Financial Group	9,600	137
Washington Federal, Inc.	171,039	2,100
Webster Financial Corp.	118,400	495
WesBanco, Inc.	44,198	913
Western Alliance Bancorp *	36,100	275
Whitney Holding Corp.	105,800	1,374
Wintrust Financial Corp.	39,055	522

		66,076

Capital Goods 10.2%
A.O. Smith Corp.	38,730	1,064
AAON, Inc.	23,100	419
AAR CORP. *	63,597	1,154
Actuant Corp., Class A	111,448	1,837
Aerovironment, Inc. *	27,900	1,034
Albany International Corp., Class A	44,500	445
American Science & Engineering, Inc.	15,700	1,225
American Superconductor Corp. *	70,553	1,142
Ameron International Corp.	15,500	773
Apogee Enterprises, Inc.	49,200	504
Applied Industrial Technologies, Inc.	60,166	950
Argon ST, Inc. *	18,800	360
Astec Industries, Inc. *	32,695	803
Axsys Technologies, Inc. *	16,400	700
Badger Meter, Inc.	24,303	573
Baldor Electric Co.	82,708	1,159
Barnes Group, Inc.	76,840	868
BE Aerospace, Inc. *	178,000	1,721
Beacon Roofing Supply, Inc. *	74,882	953
Belden, Inc.	83,200	1,087
Blount International, Inc. *	62,762	526
Brady Corp., Class A	88,529	1,852
Briggs & Stratton Corp.	83,093	1,229
Cascade Corp.	12,800	293
Ceradyne, Inc. *	47,012	1,073
Chart Industries, Inc. *	48,200	408
CIRCOR International, Inc.	28,200	628
Colfax Corp. *	36,200	330
Cubic Corp.	26,015	707
Dycom Industries, Inc. *	58,132	396
DynCorp International, Inc., Class A *	40,399	608
EMCOR Group, Inc. *	117,104	2,411
Encore Wire Corp.	31,541	521
Ener1, Inc. *	65,600	295
Energy Conversion Devices, Inc. *	81,763	2,058
Energy Recovery, Inc. *	35,401	221
EnerSys *	73,278	668
EnPro Industries, Inc. *	46,400	849
ESCO Technologies, Inc. *	46,769	1,658
Esterline Technologies Corp. *	57,611	2,079
Evergreen Solar, Inc. *	217,289	480
Federal Signal Corp.	80,759	545
Force Protection, Inc. *	122,200	734
Franklin Electric Co., Inc.	37,818	983
Gardner Denver, Inc. *	87,512	1,905
Gibraltar Industries, Inc.	48,272	494
GrafTech International Ltd. *	232,300	1,861
Griffon Corp. *	77,421	770
GT Solar International, Inc. *	71,600	260
HEICO Corp., Class A	23,724	690
Hexcel Corp. *	172,383	1,429
II-VI, Inc. *	40,100	755
Insituform Technologies, Inc., Class A *	45,900	861
Interline Brands, Inc. *	53,034	424
Kaman Corp.	42,349	808
Kaydon Corp.	57,735	1,570
Layne Christensen Co. *	39,911	630
Lindsay Corp.	27,400	712
MasTec, Inc. *	73,273	779
Michael Baker Corp. *	13,900	486
Moog, Inc., Class A *	4,658	140
Mueller Industries, Inc.	74,724	1,503
Mueller Water Products, Inc., Class A	189,300	1,282
NACCO Industries, Inc., Class A	9,477	303
NCI Building Systems, Inc. *	34,206	396
Nordson Corp.	61,043	1,844
Northwest Pipe Co. *	16,400	578
Orbital Sciences Corp. *	114,336	1,917
Oshkosh Corp.	133,200	962
Otter Tail Corp.	63,309	1,283
Perini Corp. *	44,930	937
Pike Electric Corp. *	32,300	363
Polypore International, Inc. *	69,300	480
Quanex Building Products Corp.	67,404	572
Raven Industries, Inc.	22,200	484
RBC Bearings, Inc. *	36,000	658
Regal-Beloit Corp.	62,547	2,124
Robbins & Myers, Inc.	56,800	982
RSC Holdings, Inc. *	62,000	440
Rush Enterprises, Inc., Class A *	56,287	512
Sauer-Danfoss, Inc.	27,000	204
Simpson Manufacturing Co., Inc.	61,894	1,242
Stanley, Inc. *	24,000	726
TAL International Group, Inc.	23,100	242
Taser International, Inc. *	107,100	543
Tennant Co.	31,200	422
The Gorman-Rupp Co.	25,700	658
The Manitowoc Co., Inc.	233,200	1,283
The Middleby Corp. *	33,052	766
The Toro Co.	63,535	1,881
Titan International, Inc.	56,925	442
Tredegar Corp.	29,800	492

2

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Triumph Group, Inc.	29,701	1,345
United Rentals, Inc. *	92,000	513
Universal Forest Products, Inc.	38,462	808
Vicor Corp.	12,800	60
Watsco, Inc.	55,882	1,847
Watts Water Technologies, Inc., Class A	57,807	1,288
WESCO International, Inc. *	75,800	1,396

		88,675

Commercial & Professional Supplies 3.6%
ABM Industries, Inc.	90,109	1,338
Administaff, Inc.	36,310	766
American Ecology Corp.	21,300	425
American Reprographics Co. *	60,787	370
CBIZ, Inc. *	73,222	595
Comfort Systems USA, Inc.	70,700	723
CoStar Group, Inc. *	36,483	1,081
Deluxe Corp.	84,546	975
Duff & Phelps Corp., Class A *	21,000	300
EnergySolutions, Inc.	65,000	292
Ennis, Inc.	39,000	436
Exponent, Inc. *	18,400	451
First Advantage Corp., Class A *	17,552	224
G & K Services, Inc., Class A	29,330	541
Healthcare Services Group, Inc.	71,150	1,090
Heidrick & Struggles International, Inc.	25,600	389
Herman Miller, Inc.	95,700	1,052
HNI Corp.	75,200	993
Huron Consulting Group, Inc. *	37,500	1,874
ICF International, Inc. *	13,000	308
Innerworkings, Inc. *	121,400	402
Interface, Inc., Class A	90,700	370
Kelly Services, Inc., Class A	46,723	423
Kimball International, Inc., Class B	41,251	284
Knoll, Inc.	71,903	490
Korn/Ferry International *	78,461	737
M&F Worldwide Corp. *	45,070	478
McGrath Rentcorp	38,898	816
Mine Safety Appliances Co.	48,689	955
Mobile Mini, Inc. *	56,768	718
MPS Group, Inc. *	152,646	923
Navigant Consulting, Inc. *	77,748	1,114
Resources Connection, Inc. *	75,550	1,093
Rollins, Inc.	5,188	81
School Specialty, Inc. *	26,093	431
Steelcase, Inc., Class A	104,242	450
Sykes Enterprises, Inc. *	54,693	914
Team, Inc. *	33,700	666
The Advisory Board Co. *	27,976	490
The Corporate Executive Board Co.	69,400	1,402
The Geo Group, Inc. *	103,700	1,535
TrueBlue, Inc. *	69,376	590
United Stationers, Inc. *	48,467	1,358
Viad Corp.	33,896	753
		31,696

Consumer Durables & Apparel 3.0%
American Greetings Corp., Class A	67,111	291
Brunswick Corp.	129,500	360
Callaway Golf Co.	133,369	1,015
Carter’s, Inc. *	92,314	1,568
Columbia Sportswear Co.	18,919	543
Deckers Outdoor Corp. *	24,500	1,280
Ethan Allen Interiors, Inc.	42,479	484
Fossil, Inc. *	79,900	922
Iconix Brand Group, Inc. *	104,300	863
JAKKS Pacific, Inc. *	62,174	1,140
Jarden Corp. *	138,808	1,448
Jones Apparel Group, Inc.	123,300	427
K-Swiss, Inc., Class A	65,428	701
Meritage Homes Corp. *	74,885	825
National Presto Industries, Inc.	8,600	577
Phillips-Van Heusen Corp.	92,100	1,752
Polaris Industries, Inc.	53,323	1,134
Pool Corp.	85,777	1,360
Skechers U.S.A., Inc., Class A *	50,278	501
Steven Madden Ltd. *	32,000	556
Tempur-Pedic International, Inc.	133,862	937
The Ryland Group, Inc.	76,500	1,193
The Timberland Co., Class A *	69,660	766
The Warnaco Group, Inc. *	92,763	2,100
Under Armour, Inc., Class A *	59,920	1,109
UniFirst Corp.	21,635	568
Weyco Group, Inc.	3,700	106
Wolverine World Wide, Inc.	98,936	1,795

		26,321

Consumer Services 4.2%
American Public Education, Inc. *	18,600	728
Ameristar Casinos, Inc.	67,075	602
Bally Technologies, Inc. *	98,062	1,980
Bob Evans Farms, Inc.	48,046	844
Boyd Gaming Corp.	138,600	667
Brink’s Home Security Holdings, Inc. *	72,900	1,667
Buffalo Wild Wings, Inc. *	31,900	716
Capella Education Co. *	23,500	1,300
CEC Entertainment, Inc. *	45,538	1,063
Cedar Fair L.P.	84,997	912
Churchill Downs, Inc.	16,261	561
CKE Restaurants, Inc.	85,979	714
Coinstar, Inc. *	50,500	1,161
Cracker Barrel Old Country Store, Inc.	37,353	656
Domino’s Pizza, Inc. *	67,079	449
Gaylord Entertainment Co. *	88,735	941
Grand Canyon Education Inc *	53,500	927
Hillenbrand, Inc.	70,600	1,305
Jack in the Box, Inc. *	101,588	2,295
Jackson Hewitt Tax Service, Inc.	46,200	612
Life Time Fitness, Inc. *	56,977	844
Matthews International Corp., Class A	54,684	2,129

3

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
P.F. Chang’s China Bistro, Inc. *	40,742	722
Papa John’s International, Inc. *	34,655	659
Pinnacle Entertainment, Inc. *	107,285	727
Pre-Paid Legal Services, Inc. *	14,300	481
Regis Corp.	93,649	1,054
Sonic Corp. *	99,229	967
Sotheby’s	140,100	1,217
Speedway Motorsports, Inc.	21,584	312
Steiner Leisure Ltd. *	32,309	805
Stewart Enterprises, Inc., Class A	144,000	492
Texas Roadhouse, Inc., Class A *	84,696	646
The Cheesecake Factory, Inc. *	100,500	872
The Marcus Corp.	35,083	362
Universal Technical Institute, Inc. *	38,600	677
Vail Resorts, Inc. *	48,871	1,140
WMS Industries, Inc. *	89,551	1,990

		36,196

Diversified Financials 2.7%
AmeriCredit Corp. *	235,100	1,107
Cash America International, Inc.	47,570	870
Cohen & Steers, Inc.	28,028	303
Credit Acceptance Corp. *	12,253	221
E*TRADE Financial Corp. *	1,007,000	1,148
EZCORP, Inc., Class A *	73,600	999
Financial Federal Corp.	45,423	987
First Cash Financial Services, Inc. *	46,000	774
Fortress Investment Group LLC, Class A	212,800	319
GAMCO Investors, Inc., Class A	8,700	272
GFI Group, Inc.	75,668	238
GLG Partners, Inc.	201,200	412
Interactive Brokers Group, Inc., Class A *	72,700	1,110
Investment Technology Group, Inc. *	71,665	1,554
KBW, Inc. *	53,400	1,003
KKR Financial Holdings LLC	309,743	440
Life Partners Holdings, Inc.	10,400	395
MF Global Ltd. *	124,100	335
Nelnet, Inc., Class A	35,600	492
optionsXpress Holdings, Inc.	66,147	720
PHH Corp. *	97,363	1,076
PICO Holdings, Inc. *	29,500	750
Piper Jaffray Cos., Inc. *	24,439	702
Portfolio Recovery Associates, Inc. *	25,943	612
Pzena Investment Management, Inc., Class A	40,689	107
Riskmetrics Group, Inc. *	51,300	660
Stifel Financial Corp. *	42,150	1,477
SWS Group, Inc.	49,100	719
The Student Loan Corp.	7,200	338
thinkorswim Group, Inc. *	105,600	794
W.P. Carey & Co., LLC	71,666	1,540
World Acceptance Corp. *	32,300	618

		23,092

Energy 7.0%
Alliance Holdings GP L.P.	24,194	396
Alliance Resource Partners L.P.	35,010	1,070
Alon USA Energy, Inc.	22,000	260
APCO Argentina, Inc.	6,200	152
Arena Resources, Inc. *	64,000	1,559
Atlas America, Inc.	66,244	841
Atlas Energy Resources LLC	22,700	337
Atlas Pipeline Partners L.P.	84,500	634
Basic Energy Services, Inc. *	38,100	366
Berry Petroleum Co., Class A	79,700	587
BPZ Resources, Inc. *	91,200	525
BreitBurn Energy Partners L.P.	54,363	398
Bristow Group, Inc. *	59,987	1,451
Buckeye GP Holdings L.P.	18,104	277
Cal Dive International, Inc. *	74,500	472
Calumet Specialty Products Partners L.P.	20,000	224
CARBO Ceramics, Inc.	33,420	1,201
Carrizo Oil & Gas, Inc. *	45,000	624
Cheniere Energy Partners L.P.	38,300	206
Clayton Williams Energy, Inc. *	11,000	438
Complete Production Services, Inc. *	88,700	569
Contango Oil & Gas Co. *	23,200	1,035
Copano Energy LLC	70,100	1,082
CVR Energy, Inc. *	67,800	346
DCP Midstream Partners L.P.	41,700	513
Delek US Holdings, Inc.	73,400	510
Delta Petroleum Corp. *	107,300	466
Dorchester Minerals L.P.	29,392	558
Dril-Quip, Inc. *	53,800	1,318
Eagle Rock Energy Partners L.P.	63,385	484
Enbridge Energy Management LLC *	21,183	647
Encore Energy Partners L.P.	17,900	266
Foundation Coal Holdings, Inc.	79,700	1,293
General Maritime Corp.	102,834	1,092
Genesis Energy L.P.	37,343	405
Global Industries Ltd. *	200,482	692
GMX Resources, Inc. *	22,700	515
Goodrich Petroleum Corp. *	36,800	1,063
GulfMark Offshore, Inc. *	39,000	934
Helix Energy Solutions Group, Inc. *	164,400	847
Hercules Offshore, Inc. *	157,400	585
Holly Energy Partners L.P.	20,610	594
Hornbeck Offshore Services, Inc. *	37,845	671
Hugoton Royalty Trust	30,860	403
Inergy Holdings L.P.	13,242	388
Inergy L.P.	87,542	2,045
International Coal Group, Inc. *	214,668	519
James River Coal Co. *	49,000	664
Key Energy Services, Inc. *	218,000	743
Legacy Reserves L.P.	42,728	523
Lufkin Industries, Inc.	24,595	860
Magellan Midstream Holdings L.P.	33,125	513

4

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Mariner Energy, Inc. *	159,000	1,574
MarkWest Energy Partners L.P.	93,100	1,160
McMoRan Exploration Co. *	90,300	604
NATCO Group, Inc., Class A *	34,500	591
Natural Resource Partners L.P.	6,000	140
Newpark Resources, Inc. *	142,610	600
NuStar GP Holdings LLC	31,100	591
Oil States International, Inc. *	89,142	1,632
Parker Drilling Co. *	265,065	562
Patriot Coal Corp. *	105,200	540
Penn Virginia Corp.	70,378	1,450
Penn Virginia GP Holdings L.P.	41,600	465
Penn Virginia Resource Partners L.P.	49,246	689
Petroleum Development Corp. *	25,203	435
PetroQuest Energy, Inc. *	73,200	463
Pioneer Southwest Energy Partners L.P.	17,800	273
Regency Energy Partners L.P.	75,420	795
Rosetta Resources, Inc. *	85,100	517
RPC, Inc.	54,689	407
Ship Finance International Ltd.	72,025	818
Stone Energy Corp. *	56,968	489
Sunoco Logistics Partners L.P.	2,200	118
Swift Energy Co. *	50,601	775
Targa Resources Partners L.P.	31,795	326
TC Pipelines L.P.	39,800	990
Teekay LNG Partners L.P.	33,000	596
Teekay Offshore Partners L.P.	30,400	422
Tesco Corp. *	57,500	572
TETRA Technologies, Inc. *	173,674	901
USEC, Inc. *	184,023	937
VAALCO Energy, Inc. *	104,200	782
Western Gas Partners L.P.	30,651	468
Western Refining, Inc.	53,822	628
Williams Partners L.P.	83,820	1,382
Williams Pipeline Partners L.P.	31,000	496
World Fuel Services Corp.	57,978	1,958

		61,307

Food & Staples Retailing 1.1%
Arden Group, Inc., Class A	790	91
Casey’s General Stores, Inc.	90,926	1,932
Ingles Markets, Inc., Class A	23,631	337
Nash Finch Co.	22,900	985
PriceSmart, Inc.	24,300	396
Spartan Stores, Inc.	39,500	734
The Andersons, Inc.	30,600	502
The Great Atlantic & Pacific Tea Co., Inc. *	81,590	581
The Pantry, Inc. *	39,700	660
United Natural Foods, Inc. *	72,882	1,133
Village Super Market, Inc., Class A	11,400	314
Weis Markets, Inc.	20,000	622
Winn-Dixie Stores, Inc. *	90,300	1,241

		9,528

Food, Beverage & Tobacco 1.8%
Alliance One International, Inc. *	30,875	74
American Italian Pasta Co., Class A *	34,700	820
Cal-Maine Foods, Inc.	22,300	604
Chiquita Brands International, Inc. *	74,202	1,037
Coca-Cola Bottling Co.	4,200	189
Darling International, Inc. *	179,000	822
Diamond Foods, Inc.	29,300	752
Farmer Brothers Co.	5,400	110
Green Mountain Coffee Roasters, Inc. *	29,800	1,140
J & J Snack Foods Corp.	24,900	869
Lancaster Colony Corp.	32,443	1,181
Lance, Inc.	51,800	975
National Beverage Corp. *	17,301	151
Sanderson Farms, Inc.	28,700	1,038
Smart Balance, Inc. *	112,100	815
The Boston Beer Co., Inc., Class A *	17,300	437
The Hain Celestial Group, Inc. *	67,831	1,032
Tootsie Roll Industries, Inc.	3,329	80
TreeHouse Foods, Inc. *	51,900	1,370
Universal Corp.	41,345	1,264
Vector Group Ltd.	90,528	1,318

		16,078

Health Care Equipment & Services 7.2%
ABIOMED, Inc. *	55,000	742
Align Technology, Inc. *	120,000	946
Alliance Imaging, Inc. *	45,700	405
Almost Family, Inc. *	11,400	352
Amedisys, Inc. *	52,300	2,156
American Medical Systems Holdings, Inc. *	131,125	1,403
AmSurg Corp. *	51,900	1,017
Analogic Corp.	19,854	496
Assisted Living Concepts, Inc., Class A *	24,282	96
athenahealth, Inc. *	43,400	1,566
Bio-Reference Laboratories, Inc. *	20,700	505
Brookdale Senior Living, Inc.	65,300	444
CardioNet, Inc. *	15,600	354
Catalyst Health Solutions, Inc. *	77,365	1,704
Centene Corp. *	72,092	1,278
Chemed Corp.	45,400	1,822
Conceptus, Inc. *	54,300	780
CONMED Corp. *	51,500	806
Cyberonics, Inc. *	41,500	639
Eclipsys Corp. *	90,467	792
Emergency Medical Services Corp., Class A *	17,100	573
Emeritus Corp. *	47,800	395
ev3, Inc. *	112,655	609
Genoptix, Inc. *	16,900	573
Gentiva Health Services, Inc. *	47,396	1,198

5

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Greatbatch, Inc. *	41,000	955
Hanger Orthopedic Group, Inc. *	46,100	629
Health Management Associates, Inc., Class A *	379,200	603
HEALTHSOUTH Corp. *	174,500	1,735
Healthspring, Inc. *	100,544	1,751
Healthways, Inc. *	74,863	1,035
Hill-Rom Holdings, Inc.	105,200	1,481
HMS Holdings Corp. *	41,800	1,294
ICU Medical, Inc. *	22,600	690
Integra LifeSciences Holdings *	32,948	914
Invacare Corp.	54,211	1,033
inVentiv Health, Inc. *	55,401	529
Kindred Healthcare, Inc. *	51,492	699
Landauer, Inc.	16,700	1,145
LHC Group, Inc. *	26,400	702
LifePoint Hospitals, Inc. *	95,641	2,156
MedAssets, Inc. *	20,800	303
Meridian Bioscience, Inc.	67,750	1,440
Merit Medical Systems, Inc. *	40,266	620
Molina Healthcare, Inc. *	24,000	421
National Healthcare Corp.	16,388	746
Neogen Corp. *	13,900	364
NuVasive, Inc. *	64,700	2,416
Omnicell, Inc. *	58,300	455
PharMerica Corp. *	58,664	964
Phase Forward, Inc. *	71,500	965
PSS World Medical, Inc. *	103,066	1,637
Quidel Corp. *	50,700	624
Res-Care, Inc. *	32,500	440
Sirona Dental Systems, Inc. *	39,465	474
Skilled Healthcare Group, Inc., Class A *	35,400	295
Sun Healthcare Group, Inc. *	77,900	883
SurModics, Inc. *	25,019	496
Tenet Healthcare Corp. *	742,800	795
The Cooper Cos., Inc.	80,500	1,527
The Ensign Group, Inc.	18,500	304
TomoTherapy, Inc. *	14,185	36
Triple-S Management Corp., Class B *	26,300	378
Universal American Financial Corp. *	79,202	782
Volcano Corp. *	62,900	822
WellCare Health Plans, Inc. *	74,600	1,103
West Pharmaceutical Services, Inc.	63,465	2,108
Wright Medical Group, Inc. *	69,300	1,437
Zoll Medical Corp. *	37,700	604

		62,441

Household & Personal Products 0.7%
Bare Escentuals, Inc. *	95,200	346
Central Garden & Pet Co., Class A *	127,400	764
Chattem, Inc. *	33,813	2,286
Elizabeth Arden, Inc. *	40,498	236
Nu Skin Enterprises, Inc., Class A	88,122	836
Prestige Brands Holdings, Inc. *	60,800	386
Revlon, Inc., Class A *	49,102	290
USANA Health Sciences, Inc. *	10,400	241
WD-40 Co.	29,500	740

		6,125

Insurance 3.3%
Ambac Financial Group, Inc.	434,900	496
American Equity Investment Life Holding Co.	77,764	520
American Physicians Capital, Inc.	14,400	612
Amerisafe, Inc. *	33,700	631
AmTrust Financial Services, Inc.	40,705	334
Argo Group International Holdings Ltd. *	50,838	1,582
CastlePoint Holdings Ltd.	49,500	672
Citizens, Inc. *	51,643	421
CNA Surety Corp. *	37,000	612
Conseco, Inc. *	330,600	770
Crawford & Co., Class B *	44,000	395
Delphi Financial Group, Inc., Class A	71,880	1,090
Donegal Group, Inc., Class A	6,500	91
eHealth, Inc. *	42,900	593
Employers Holdings, Inc.	82,000	1,110
FBL Financial Group, Inc., Class A	27,168	280
Greenlight Capital Re Ltd. *	64,889	788
Harleysville Group, Inc.	28,263	804
Hilltop Holdings, Inc. *	73,739	737
Horace Mann Educators Corp.	78,278	732
Infinity Property & Casualty Corp.	28,892	1,110
Kansas City Life Insurance Co.	7,399	234
Meadowbrook Insurance Group, Inc.	78,400	476
National Western Life Insurance Co., Class A	4,494	558
OneBeacon Insurance Group Ltd.	44,200	374
Protective Life Corp.	125,100	1,036
RLI Corp.	35,155	1,986
Safety Insurance Group, Inc.	26,870	941
Selective Insurance Group, Inc.	91,014	1,397
State Auto Financial Corp.	37,356	826
Stewart Information Services Corp.	31,543	468
The Navigators Group, Inc. *	22,485	1,154
The Phoenix Cos., Inc.	191,792	336
Tower Group, Inc.	33,600	842
United America Indemnity Ltd., Class A *	28,511	302
United Fire & Casualty Co.	37,200	746
Unitrin, Inc.	88,100	1,124
Zenith National Insurance Corp.	66,645	1,869

		29,049

Materials 3.5%
A. Schulman, Inc.	39,109	593
A.M. Castle & Co.	2,661	23
AMCOL International Corp.	33,252	482
Arch Chemicals, Inc.	44,572	999

6

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Ashland, Inc.	118,400	950
Balchem Corp.	23,000	514
Calgon Carbon Corp. *	96,700	1,216
Carpenter Technology Corp.	78,900	1,302
Century Aluminum Co. *	65,800	234
Coeur d’Alene Mines Corp. *	986,506	700
Deltic Timber Corp.	22,204	879
Domtar Corp. *	781,500	1,164
Eagle Materials, Inc.	77,890	1,408
Glatfelter	66,900	583
Graphic Packaging Holding Co. *	392,315	341
H.B. Fuller Co.	81,816	1,143
Haynes International, Inc. *	31,225	570
Hecla Mining Co. *	266,900	707
Huntsman Corp.	289,400	770
Innophos Holdings, Inc.	18,800	284
Kaiser Aluminum Corp.	23,150	575
Koppers Holdings, Inc.	46,200	748
Kronos Worldwide, Inc.	5,905	84
Minerals Technologies, Inc.	33,561	1,269
NewMarket Corp.	18,500	583
NL Industries, Inc.	20,741	240
OM Group, Inc. *	54,500	1,056
PolyOne Corp. *	141,175	289
Rock-Tenn Co., Class A	68,400	2,132
Rockwood Holdings, Inc. *	61,000	458
RTI International Metals, Inc. *	30,766	410
Sensient Technologies Corp.	81,225	1,746
Silgan Holdings, Inc.	2,060	94
Solutia, Inc. *	168,800	660
Stepan Co.	12,900	473
Stillwater Mining Co. *	52,341	217
Temple-Inland, Inc.	157,000	890
Texas Industries, Inc.	44,951	1,021
W.R. Grace & Co. *	90,600	523
Wausau Paper Corp.	73,820	702
Westlake Chemical Corp.	38,000	519
Worthington Industries, Inc.	107,160	1,078

		30,629

Media 1.0%
Arbitron, Inc.	41,256	620
Ascent Media Corp., Class A *	25,200	657
Cinemark Holdings, Inc.	78,794	623
CKX, Inc. *	72,771	238
Cox Radio, Inc., Class A *	39,900	202
Crown Media Holdings, Inc., Class A *	4,200	7
Entravision Communications Corp., Class A *	7,900	7
Harte-Hanks, Inc.	58,916	371
Hearst-Argyle Television, Inc.	33,980	134
Journal Communications, Inc., Class A	3,400	6
Liberty Media Corp. — Capital, Series A *	174,700	959
Live Nation, Inc. *	114,589	599
Mediacom Communications Corp., Class A *	71,200	384
Meredith Corp.	64,700	1,033
National CineMedia, Inc.	75,300	759
Radio One, Inc., Class A *	12,600	8
RCN Corp. *	11,162	41
Scholastic Corp.	39,169	427
Sinclair Broadcast Group, Inc., Class A	77,078	143
Sirius XM Radio, Inc. *	5,684,300	682
Value Line, Inc.	1,700	61
Warner Music Group Corp.	74,286	152
World Wrestling Entertainment, Inc., Class A	62,900	613

		8,726

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Acorda Therapeutics, Inc. *	62,800	1,540
Alkermes, Inc. *	187,342	2,149
Allos Therapeutics, Inc. *	95,800	750
Alnylam Pharmaceuticals, Inc. *	59,800	1,261
AMAG Pharmaceuticals, Inc. *	28,000	987
Arena Pharmaceuticals, Inc. *	132,500	548
Auxilium Pharmaceuticals, Inc. *	73,000	2,231
Bruker Corp. *	91,000	367
Celera Corp. *	133,617	1,128
Cepheid, Inc. *	94,800	705
Cougar Biotechnology, Inc. *	27,800	811
Cubist Pharmaceuticals, Inc. *	109,332	2,341
CV Therapeutics, Inc. *	102,563	1,605
Dendreon Corp. *	173,500	585
Dionex Corp. *	36,344	1,840
Emergent Biosolutions, Inc. *	24,600	539
eResearch Technology, Inc. *	70,703	409
Exelixis, Inc. *	188,972	932
Genomic Health, Inc. *	24,900	533
Geron Corp. *	141,700	1,111
GTx, Inc. *	25,700	284
Halozyme Therapeutics, Inc. *	94,800	547
Incyte Corp. *	228,063	668
Indevus Pharmaceuticals, Inc. *	138,800	738
InterMune, Inc. *	42,100	482
Kendle International, Inc. *	19,577	374
Luminex Corp. *	69,300	1,412
MannKind Corp. *	89,300	317
Martek Biosciences Corp. *	66,676	1,764
Maxygen, Inc. *	54,500	466
Medarex, Inc. *	210,650	1,258
Medicis Pharmaceutical Corp., Class A	93,549	1,303
Medivation, Inc. *	45,700	857
Momenta Pharmaceuticals, Inc. *	40,444	438
Nektar Therapeutics *	165,471	680
Osiris Therapeutics, Inc. *	31,300	628
Par Pharmaceutical Cos., Inc. *	75,280	927
PAREXEL International Corp. *	92,818	918
PDL BioPharma, Inc.	242,900	1,559
Questcor Pharmaceuticals, Inc. *	116,200	749
Rigel Pharmaceuticals, Inc. *	54,100	378
Salix Pharmaceuticals Ltd. *	70,249	562
Savient Pharmaceuticals, Inc. *	84,700	469

7

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Seattle Genetics, Inc. *	99,198	1,001
The Medicines Co. *	94,108	1,205
Theravance, Inc. *	85,938	1,133
Varian, Inc. *	58,571	1,631
ViroPharma, Inc. *	153,974	1,848
VIVUS, Inc. *	124,100	609
XenoPort, Inc. *	41,600	1,087

		48,664

Real Estate 7.0%
Acadia Realty Trust	55,400	647
Alexander’s, Inc.	3,410	656
American Campus Communities, Inc.	85,000	1,816
Anworth Mortgage Asset Corp.	160,200	993
BioMed Realty Trust, Inc.	160,334	1,770
Brandywine Realty Trust	147,430	880
Capstead Mortgage Corp.	121,100	1,292
CBL & Associates Properties, Inc.	100,400	409
Chimera Investment Corp	184,151	608
Colonial Properties Trust	70,800	520
Corporate Office Properties Trust	92,349	2,436
Cousins Properties, Inc.	77,545	745
DCT Industrial Trust, Inc.	287,400	1,049
Developers Diversified Realty Corp.	215,200	1,033
DiamondRock Hospitality Co.	196,200	804
EastGroup Properties, Inc.	50,490	1,534
Entertainment Properties Trust	66,555	1,508
Equity Lifestyle Properties, Inc.	49,259	1,859
Equity One, Inc.	59,037	841
Extra Space Storage, Inc.	150,558	1,221
First Industrial Realty Trust, Inc.	83,501	454
Forest City Enterprises, Inc., Class A	133,200	900
Forestar Group, Inc. *	71,600	798
Franklin Street Properties Corp.	99,365	1,135
General Growth Properties, Inc.	408,100	265
Getty Realty Corp.	32,542	675
Hatteras Financial Corp.	64,800	1,602
Healthcare Realty Trust, Inc.	101,281	1,672
Home Properties, Inc.	55,765	2,001
HRPT Properties Trust	407,404	1,296
Inland Real Estate Corp.	95,436	942
Investors Real Estate Trust	74,800	744
Jones Lang LaSalle, Inc.	61,700	1,457
Kilroy Realty Corp.	55,300	1,264
LaSalle Hotel Properties	62,726	523
Lexington Realty Trust	124,491	552
LTC Properties, Inc.	39,667	821
Medical Properties Trust, Inc.	140,200	638
MFA Financial, Inc.	396,064	2,269
Mid-America Apartment Communities, Inc.	46,852	1,384
National Health Investors, Inc.	40,368	1,052
National Retail Properties, Inc.	150,826	2,176
NorthStar Realty Finance Corp.	82,700	321
OMEGA Healthcare Investors, Inc.	147,258	2,154
Pennsylvania Real Estate Investment Trust	58,812	261
Post Properties, Inc.	72,567	950
Potlatch Corp.	66,303	1,670
PS Business Parks, Inc., Class A	27,038	1,160
Redwood Trust, Inc.	43,129	547
Saul Centers, Inc.	20,300	664
Sovran Self Storage, Inc.	36,326	945
Sunstone Hotel Investors, Inc.	87,509	377
Tanger Factory Outlet Centers, Inc.	62,034	1,880
Tejon Ranch Co. *	21,292	465
Universal Health Realty Income Trust	13,700	419
Washington Real Estate Investment Trust	93,782	2,233

		61,287

Retailing 3.4%
99 Cents Only Stores *	80,806	677
AnnTaylor Stores Corp. *	88,500	435
bebe stores, Inc.	73,149	413
Blockbuster, Inc., Class A *	344,921	441
Blue Nile, Inc. *	22,000	445
Brown Shoe Co., Inc.	69,975	328
Cabela’s, Inc. *	58,036	326
Chico’s FAS, Inc. *	293,200	1,161
Collective Brands, Inc. *	110,800	1,182
Dillard’s, Inc., Class A	80,600	351
DSW, Inc., Class A *	22,700	227
Fred’s, Inc., Class A	71,500	734
Genesco, Inc. *	33,244	512
Hibbett Sports, Inc. *	46,775	637
Hot Topic, Inc. *	78,400	669
J. Crew Group, Inc. *	92,800	928
Jo-Ann Stores, Inc. *	43,400	554
Jos. A. Bank Clothiers, Inc. *	29,712	816
Monro Muffler Brake, Inc.	33,200	806
NutriSystem, Inc.	65,548	845
Office Depot, Inc. *	491,900	1,062
OfficeMax, Inc.	125,600	692
Orbitz Worldwide, Inc. *	77,000	231
Penske Auto Group, Inc.	69,116	513
PetMed Express, Inc. *	42,100	608
Rent-A-Center, Inc. *	130,705	1,941
Saks, Inc. *	254,200	641
Sally Beauty Holdings, Inc. *	135,350	640
Signet Jewelers Ltd.	111,600	786
Stage Stores, Inc.	73,327	524
Systemax, Inc.	24,400	247
The Buckle, Inc.	40,764	862
The Cato Corp., Class A	48,604	643
The Children’s Place Retail Stores, Inc. *	45,613	858
The Dress Barn, Inc. *	81,512	703
The Finish Line, Inc., Class A	98,219	467
The Gymboree Corp. *	49,210	1,206
The Men’s Wearhouse, Inc.	86,300	1,005
Ticketmaster Entertainment, Inc. *	62,604	372

8

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Tractor Supply Co. *	55,200	1,861
Ulta Salon, Cosmetics & Fragrance, Inc. *	51,300	299
Williams-Sonoma, Inc.	155,000	1,228

		29,876

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	50,600	454
Amkor Technology, Inc. *	187,518	435
Applied Micro Circuits Corp. *	100,765	403
Atheros Communications *	99,743	1,198
ATMI, Inc. *	60,254	814
Brooks Automation, Inc. *	87,231	399
Cabot Microelectronics Corp. *	49,100	1,118
Cavium Networks, Inc. *	59,800	544
Cirrus Logic, Inc. *	15,978	45
Cymer, Inc. *	61,165	1,248
Cypress Semiconductor Corp. *	259,100	1,169
Diodes, Inc. *	50,081	325
Entegris, Inc. *	14,000	19
Fairchild Semiconductor International, Inc. *	258,200	1,175
FEI Co. *	66,400	1,208
FormFactor, Inc. *	87,773	1,366
Hittite Microwave Corp. *	38,609	989
Integrated Device Technology, Inc. *	302,500	1,736
International Rectifier Corp. *	142,500	1,941
Micrel, Inc.	76,505	581
Microsemi Corp. *	134,019	1,126
MKS Instruments, Inc. *	80,499	1,131
Monolithic Power Systems *	53,900	655
Netlogic Microsystems, Inc. *	31,600	670
OmniVision Technologies, Inc. *	79,573	532
PMC-Sierra, Inc. *	432,923	2,108
Power Integrations, Inc.	61,262	1,193
RF Micro Devices, Inc. *	351,204	379
Semtech Corp. *	95,829	1,126
Sigma Designs, Inc. *	35,000	358
Silicon Image, Inc. *	108,822	399
Skyworks Solutions, Inc. *	313,308	1,354
Standard Microsystems Corp. *	33,692	467
Teradyne, Inc. *	302,900	1,457
Tessera Technologies, Inc. *	75,090	883
TriQuint Semiconductor, Inc. *	223,800	452
Veeco Instruments, Inc. *	9,600	46
Zoran Corp. *	128,124	761

		32,264

Software & Services 6.5%
ACI Worldwide, Inc. *	60,759	1,032
Acxiom Corp.	121,576	1,156
Advent Software, Inc. *	28,114	614
Ariba, Inc. *	147,100	1,124
Bankrate, Inc. *	23,300	777
Blackbaud, Inc.	90,969	1,013
Blackboard, Inc. *	51,461	1,308
Commvault Systems, Inc. *	74,000	982
comScore, Inc. *	30,000	378
Constant Contact, Inc. *	22,500	344
Convergys Corp. *	218,400	1,645
CSG Systems International, Inc. *	62,600	908
CyberSource Corp. *	124,400	1,484
DealerTrack Holdings, Inc. *	66,536	758
Digital River, Inc. *	61,200	1,516
EarthLink, Inc. *	193,881	1,460
Epicor Software Corp. *	126,700	449
EPIQ Systems, Inc. *	63,600	1,127
Euronet Worldwide, Inc. *	90,036	905
Exlservice Holdings, Inc. *	13,358	106
Fair Isaac Corp.	86,700	1,101
Forrester Research, Inc. *	25,317	529
GSI Commerce, Inc. *	40,700	349
Heartland Payment Systems, Inc.	51,100	463
iGATE Corp. *	43,340	177
Informatica Corp. *	171,381	2,187
Interwoven, Inc. *	77,800	1,227
j2 Global Communications, Inc. *	78,528	1,538
JDA Software Group, Inc. *	36,469	408
Lawson Software, Inc. *	254,500	1,074
Manhattan Associates, Inc. *	37,047	568
MAXIMUS, Inc.	32,574	1,210
Mentor Graphics Corp. *	143,367	668
MicroStrategy, Inc., Class A *	15,662	606
Move, Inc. *	53,900	91
NCI, Inc., Class A *	11,700	351
NetScout Systems, Inc. *	59,100	840
NetSuite, Inc. *	25,000	175
Omniture, Inc. *	104,300	948
Pegasystems, Inc.	25,800	350
Progress Software Corp. *	68,280	1,165
Quality Systems, Inc.	30,272	1,129
Quest Software, Inc. *	122,388	1,526
Rackspace Hosting, Inc. *	56,100	275
RealNetworks, Inc. *	139,430	393
S1 Corp. *	83,400	556
Sapient Corp. *	175,463	747
SAVVIS, Inc. *	62,200	397
SPSS, Inc. *	39,500	1,014
SRA International, Inc., Class A *	69,495	1,135
Synchronoss Technologies, Inc. *	26,100	222
Syntel, Inc.	21,183	457
Take-Two Interactive Software, Inc. *	127,504	895
TeleCommunication Systems, Inc., Class A *	65,700	470
TeleTech Holdings, Inc. *	54,400	440
The Ultimate Software Group, Inc. *	51,900	715
THQ, Inc. *	112,500	444
TIBCO Software, Inc. *	300,936	1,610
TiVo, Inc. *	209,103	1,503
Tyler Technologies, Inc. *	52,700	664
Unisys Corp. *	838,500	629
United Online, Inc.	134,187	821
ValueClick, Inc. *	155,200	970

9

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
VeriFone Holdings, Inc. *	147,843	685
Vocus, Inc. *	34,000	519
WebMD Health Corp., Class A *	16,824	394
Websense, Inc. *	75,404	845
Wind River Systems, Inc. *	118,836	947
Wright Express Corp. *	83,976	979

		56,492

Technology Hardware & Equipment 5.8%
3Com Corp. *	803,119	1,871
3PAR, Inc. *	41,000	348
Adaptec, Inc. *	155,500	434
ADC Telecommunications, Inc. *	174,300	884
ADTRAN, Inc.	98,005	1,485
Airvana, Inc. *	45,500	232
Arris Group, Inc. *	219,860	1,565
Avid Technology, Inc. *	50,405	505
Avocent Corp. *	75,056	1,077
Benchmark Electronics, Inc. *	109,294	1,283
Black Box Corp.	29,892	653
Blue Coat Systems, Inc. *	64,600	620
Brightpoint, Inc. *	127,995	599
Checkpoint Systems, Inc. *	64,444	577
Ciena Corp. *	161,600	1,008
Cogent, Inc. *	68,609	799
Cognex Corp.	68,609	896
Coherent, Inc. *	46,951	849
Comtech Telecommunications Corp. *	44,300	1,719
Daktronics, Inc.	57,100	493
Data Domain, Inc. *	55,300	720
Echelon Corp. *	52,300	387
Electro Scientific Industries, Inc. *	3,936	25
Electronics for Imaging, Inc. *	72,409	644
EMS Technologies, Inc. *	27,200	653
Emulex Corp. *	172,190	983
Harmonic, Inc. *	157,700	812
Harris Stratex Networks, Inc., Class A *	30,500	210
Hughes Communications, Inc. *	17,500	211
Imation Corp.	49,813	485
Infinera Corp. *	190,300	1,305
Insight Enterprises, Inc. *	65,900	341
InterDigital, Inc. *	76,594	2,476
Intermec, Inc. *	81,440	1,011
IPG Photonics Corp. *	33,218	319
Ixia *	42,600	227
JDS Uniphase Corp. *	393,400	1,428
L-1 Identity Solutions, Inc. *	107,184	777
Littelfuse, Inc. *	32,800	502
MTS Systems Corp.	30,175	790
Multi-Fineline Electronix, Inc. *	18,600	345
NETGEAR, Inc. *	59,000	656
Neutral Tandem, Inc. *	31,800	504
Palm, Inc. *	196,360	1,506
Park Electrochemical Corp.	26,800	470
Plantronics, Inc.	81,593	828
Plexus Corp. *	70,362	1,017
Riverbed Technology, Inc. *	94,100	955
Rofin-Sinar Technologies, Inc. *	61,236	1,034
Rogers Corp. *	30,267	742
ScanSource, Inc. *	43,878	821
Sonus Networks, Inc. *	609,358	804
Starent Networks Corp. *	51,400	756
Sycamore Networks, Inc. *	407,115	957
Synaptics, Inc. *	63,300	1,492
SYNNEX Corp. *	31,900	490
Tech Data Corp. *	89,500	1,621
Tekelec *	110,627	1,374
Universal Display Corp. *	49,000	374
ViaSat, Inc. *	46,019	1,020
Vishay Intertechnology, Inc. *	333,800	988

		50,957

Telecommunication Services 1.1%
Alaska Communication Systems Group, Inc.	75,300	629
Atlantic Tele-Network, Inc.	12,400	267
Cbeyond, Inc. *	45,800	721
Centennial Communications Corp. *	176,873	1,447
Cincinnati Bell, Inc. *	370,445	515
Cogent Communications Group, Inc. *	67,300	447
Consolidated Communications Holdings, Inc.	42,200	475
General Communication, Inc., Class A *	42,400	279
Iowa Telecommunications Services, Inc.	54,100	695
iPCS, Inc. *	3,300	16
NTELOS Holdings Corp.	49,600	1,073
PAETEC Holding Corp. *	26,600	36
Premiere Global Services, Inc. *	118,800	1,151
Shenandoah Telecommunications Co.	29,200	712
Syniverse Holdings, Inc. *	90,400	1,226

		9,689

Transportation 2.3%
AirTran Holdings, Inc. *	245,998	1,009
Alaska Air Group, Inc. *	70,809	1,867
Alexander & Baldwin, Inc.	74,000	1,631
Allegiant Travel Co. *	24,400	873
AMERCO *	9,104	280
American Commercial Lines, Inc. *	64,202	259
Arkansas Best Corp.	40,572	949
Atlas Air Worldwide Holdings, Inc. *	22,100	321
Eagle Bulk Shipping, Inc.	72,600	388
Forward Air Corp.	48,682	986
Genco Shipping & Trading Ltd.	46,000	715
Genesee & Wyoming, Inc., Class A *	57,972	1,575
Hub Group, Inc., Class A *	62,892	1,428
Knight Transportation, Inc.	97,488	1,300
Marten Transport Ltd. *	23,002	406

10

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Old Dominion Freight Line, Inc. *	50,989	1,279
Pacer International, Inc.	58,118	500
Republic Airways Holdings, Inc. *	55,900	458
SkyWest, Inc.	111,212	1,740
US Airways Group, Inc. *	200,200	1,135
Werner Enterprises, Inc.	72,543	1,088

		20,187

Utilities 3.8%
ALLETE, Inc.	53,090	1,651
American States Water Co.	29,100	1,006
Amerigas Partners L.P.	2,365	75
Avista Corp.	97,412	1,855
Black Hills Corp.	74,998	1,987
California Water Service Group	34,987	1,522
CH Energy Group, Inc.	26,297	1,330
El Paso Electric Co. *	75,016	1,241
Ferrellgas Partners L.P.	61,700	942
MGE Energy, Inc.	36,760	1,178
Northwest Natural Gas Co.	44,895	1,928
NorthWestern Corp.	65,912	1,596
PNM Resources, Inc.	172,500	1,732
Portland General Electric Co.	120,800	2,349
SJW Corp.	19,400	522
South Jersey Industries, Inc.	53,160	1,983
Southwest Gas Corp.	85,696	2,207
Suburban Propane Partners L.P.	55,094	2,157
The Empire District Electric Co.	56,900	1,010
The Laclede Group, Inc.	36,877	1,674
UIL Holdings Corp.	49,310	1,303
Unisource Energy Corp.	63,517	1,794
Vectren Corp.	5,925	153

		33,195

Total Common Stock (Cost $1,189,662)		841,456

Foreign Common Stock 1.0% of net assets

Bermuda 1.0%
Capital Goods 0.1%
Aircastle Ltd.	113,800	464
Textainer Group Holdings Ltd.	23,000	200

		664

Consumer Durables & Apparel 0.1%
Helen of Troy Ltd. *	54,100	567
Consumer Services 0.0%
Orient-Express Hotels Ltd., Class A	63,900	404
Insurance 0.4%
Assured Guaranty Ltd.	149,937	1,144
Enstar Group Ltd. *	16,394	888
Flagstone Reinsurance Holdings Ltd.	151,529	1,271
Max Capital Group Ltd.	69,384	1,180

		4,483

Software & Services 0.1%
VistaPrint Ltd. *	59,300	1,358
Telecommunication Services 0.1%
Global Crossing Ltd. *	92,624	569
Transportation 0.1%
TBS International Ltd., Class A *	49,000	482
Utilities 0.1%
Brookfield Infrastructure Partners L.P.	38,566	509

		9,036

Liberia 0.0%

Transportation 0.0%
Excel Maritime Carriers Ltd.	54,600	360

Total Foreign Common Stock (Cost $18,351)		9,396

Preferred Stock 0.1% of net assets

Healthcare — Services 0.1%
Inverness Medical Innovations, Inc., Class B *	3,094	480

Total Preferred Stock (Cost $1,135)		480

Rights 0.0% of net assets

Fresenius Kabi Pharmaceuticals Holding, Inc. — CVR *	47,356	20

Total Rights (Cost $44)		20

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 2.3% of net assets

Commercial Paper & Other Obligations 1.6%
Citibank, London Time Deposit 0.07%, 02/02/09	14,331	14,331

U.S. Treasury Obligation 0.7%
U.S. Treasury Bill (0.02)%, 03/26/09 (a)	5,836	5,836

Total Short-Term Investments (Cost $20,167)		20,167

End of Investments.
(All dollar amounts are x 1,000)

11

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

At 01/31/09 the tax basis cost of the fund’s investments was $1,250,322 and the unrealized appreciation and depreciation were $48,033 and ($426,836), respectively, with a net unrealized depreciation of ($378,803).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

Russell 2000 Index, e-mini, Long, expires 03/20/09	440	19,474	(555)
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$851,352
Level 2 - Other Significant Observable Inputs	20,167
Level 3 - Significant Unobservable Inputs	—

Total	$871,519

*	Other financial instruments include future contracts of ($555).
REG46818JAN09

12

Schwab Capital Trust
Schwab Financial Services FundTM
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.1%	Common Stock	100,119	54,255
1.2%	Foreign Common Stock	808	670
3.3%	Short-Term Investment	1,884	1,884

100.6%	Total Investments	102,811	56,809
(0.6)%	Other Assets and Liabilities, Net		(332)

100.0%	Total Net Assets		56,477

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 96.1% of net assets

Banks 17.7%
1st Source Corp.	6,000	107
BancFirst Corp.	18,900	673
Bank of Hawaii Corp.	17,000	610
Commerce Bancshares, Inc.	15,588	545
First Citizens BancShares, Inc., Class A	7,408	1,036
Guaranty Bancorp *	2,500	4
Huntington Bancshares, Inc.	104,500	301
KeyCorp	102,200	744
NBT Bancorp, Inc.	20,200	461
Popular, Inc.	56,100	154
Santander BanCorp	21,600	180
SunTrust Banks, Inc.	83,600	1,025
SVB Financial Group *	45,800	951
The South Financial Group, Inc.	50,100	94
UMB Financial Corp.	34,700	1,344
Webster Financial Corp.	46,500	194
Wells Fargo & Co.	72,000	1,361
WSFS Financial Corp.	8,600	222

		10,006

Commercial & Professional Supplies 0.2%
Duff & Phelps Corp., Class A *	10,000	143

Diversified Financials 41.2%
Advanta Corp., Class B	57,550	45
American Express Co.	26,100	437
AmeriCredit Corp. *	52,800	249
Ameriprise Financial, Inc.	117,900	2,376
Bank of America Corp.	203,400	1,338
Bank of New York Mellon Corp.	88,200	2,270
Capital One Financial Corp.	21,400	339
Cash America International, Inc.	30,000	548
Citigroup, Inc.	144,100	512
Discover Financial Services	30,800	220
Franklin Resources, Inc.	800	39
GAMCO Investors, Inc., Class A	18,500	578
Interactive Brokers Group, Inc., Class A *	42,700	652
JPMorgan Chase & Co.	124,600	3,179
LaBranche & Co., Inc. *	146,370	1,004
MarketAxess Holdings, Inc. *	25,300	195
Morgan Stanley	10,000	202
Nelnet, Inc., Class A	30,900	427
Northern Trust Corp.	55,800	3,210
PHH Corp. *	47,700	527
Raymond James Financial, Inc.	50,800	940
State Street Corp.	57,800	1,345
TD Ameritrade Holding Corp. *	50,000	562
The Goldman Sachs Group, Inc.	25,400	2,050

		23,244

Insurance 27.1%
American Financial Group, Inc.	77,950	1,324
Aon Corp.	8,200	304
Arch Capital Group Ltd. *	13,300	800
Assurant, Inc.	35,800	945
Axis Capital Holdings Ltd.	37,900	919
Berkshire Hathaway, Inc., Class A *	15	1,342
HCC Insurance Holdings, Inc.	44,700	1,046
MetLife, Inc.	48,600	1,396
Principal Financial Group, Inc.	10,000	166
Prudential Financial, Inc.	32,700	842
RenaissanceRe Holdings Ltd.	4,700	210
The Chubb Corp.	47,400	2,018
The Hartford Financial Services Group, Inc.	31,500	415
The Travelers Cos., Inc.	51,000	1,971
Transatlantic Holdings, Inc.	7,300	235
Unum Group	98,800	1,399

		15,332

Media 0.3%
Interactive Data Corp.	6,600	151

Real Estate 4.5%
AMB Property Corp.	3,500	56
AvalonBay Communities, Inc.	2,700	140
Boston Properties, Inc.	5,300	230
BRE Properties, Inc.	4,000	102
DiamondRock Hospitality Co.	10,000	41
Equity Residential	11,000	263
Essex Property Trust, Inc.	2,500	165
HCP, Inc.	9,000	210
Host Hotels & Resorts, Inc.	19,000	102
ProLogis	9,400	94
Public Storage	7,000	433
Simon Property Group, Inc.	8,000	344
Vornado Realty Trust	6,700	340

		2,520

1

Schwab Financial Services Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Software & Services 5.1%
MasterCard, Inc., Class A	12,000	1,629
Western Union Co.	90,000	1,230

		2,859

Total Common Stock (Cost $100,119)		54,255

Foreign Common Stock 1.2% of net assets

Bermuda 1.2%

Diversified Financials 0.5%
Lazard Ltd., Class A	11,000	292

Insurance 0.7%
Platinum Underwriters Holdings, Ltd.	13,600	378

Total Foreign Common Stock (Cost $808)		670

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 3.3% of net assets
Citibank, London Time Deposit 0.07%, 02/02/09	1,884	1,884

Total Short-Term Investment (Cost $1,884)		1,884

End of Investments.
(All dollar amounts are x 1,000)

At 01/31/09 the tax basis cost of the fund’s investments was $102,822 and the unrealized appreciation and depreciation were $445 and ($46,458), respectively, with a net unrealized depreciation of ($46,013).

*	Non-income producing security.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

2

Schwab Financial Services Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$54,925
Level 2 - Other Significant Observable Inputs	1,884
Level 3 - Significant Unobservable Inputs	—

Total	$56,809

*	The fund had no other financial instruments.
REG46836JAN09

3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Capital Trust

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: March 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: March 26, 2009

By:	/s/ George Pereira George Pereira Principal Financial Officer
Date: March 26, 2009